ACCESSOR FUNDS

INSTITUTIONAL, INVESTOR & Z CLASS SHARES

PROSPECTUS

ACCESSOR	MAY 1, 2009

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

NOT FDIC INSURED NO BANK GUARANTEE MAY LOSE VALUE

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THE ACCESSOR FUNDS

A family of 18 mutual funds. This Prospectus describes 16 of the Accessor Funds that have Institutional and Investor Class shares, and 10 of the Accessor Funds that additionally have Z Class shares. The Accessor Funds are divided into ten “Underlying Funds” and six “Allocation Funds,” each a “Fund” and collectively the “Funds” as listed below. Each Fund (except for the Strategic Alternatives Fund) has other classes of shares that are described in separate prospectuses.

ALLOCATION FUNDS:	ALLOCATION FUNDS:
Income Allocation Fund	Growth & Income Allocation Fund
Income & Growth Allocation Fund	Growth Allocation Fund
Balanced Allocation Fund	Aggressive Growth Allocation Fund

UNDERLYING EQUITY FUNDS:	UNDERLYING FIXED-INCOME FUNDS:
Growth Fund	High Yield Bond Fund
International Equity Fund	Investment Grade Fixed-Income Fund
Small to Mid Cap Fund	Mortgage Securities Fund
Value Fund	U.S. Government Money Fund (The “Money Market Fund”)

UNDERLYING ALTERNATIVES FUNDS:
Frontier Markets Fund
Strategic Alternatives Fund

For information about the other classes and Funds of Accessor Funds, please request the current Accessor Funds Prospectuses.

A variety of equity, fixed-income, alternative and balanced mutual funds.

When used together, designed to help investors realize the benefits of asset allocation and diversification.

Each Fund is a portfolio of Forward Funds, a Delaware statutory trust (the “Trust”), and managed by Forward Management, LLC (“Forward Management”).

The Underlying Funds are sub-advised by money managers (“Money Managers”) who are selected and supervised by Forward Management (other than the U.S. Government Money Fund, the Frontier Markets Fund and the Strategic Alternatives Fund, which are advised directly by Forward Management).

Each of the Accessor Allocation Funds is a “fund of funds” and shares the same investment approach. Each Allocation Fund seeks to maintain a mix of asset classes within an established range, and each may invest in a combination of the Z Class shares of the Underlying Funds and Institutional Class shares of certain Forward series of the Trust as discussed below, which represent specific market segments. The Allocation Funds are designed to help investors realize the benefits of asset allocation and diversification. Each Allocation Fund pursues a different investment goal by investing in different combinations of the Underlying Funds, which include the Underlying Funds described in this Prospectus, and the Forward Emerging Markets Fund, the Forward International Fixed Income Fund and the Forward Legato Fund (collectively, the “Underlying Forward Funds”), each of which is offered through a separate prospectus. You may choose to invest in any of the Allocation Funds based on your investment goals, investment time horizons, personal risk tolerances, and financial circumstances. Each Allocation Fund’s performance will reflect the performance of different asset classes or different segments within an asset class. By investing in a combination of mutual funds, the Allocation Funds seek to offer additional diversification through a single investment.

Each Allocation Fund seeks to maintain broad exposure to several markets in an attempt to reduce the impact of markets that are declining and to benefit from good performance in particular market segments that are rising. The level of diversification the Allocation Funds obtain from being invested in a number of Underlying Funds may reduce the risk associated with an investment in a single Underlying Fund. This risk may be further reduced because each Underlying Fund’s investments are also spread over a range of issuers, industries and, in the case of the International Equity Fund and Frontier Markets Fund, countries. For more details regarding the principal risks of the Allocation Funds based on the principal risks of the Underlying Funds, please see “Summary of Principal Risks” section.

DIVERSIFICATION is the spreading of risk among a group of investment assets. Within a portfolio of investments, it means reducing the risk of any individual security by holding securities of a variety of companies. In a broader context, diversification means investing among a variety of security types to reduce the importance of any one type or class of security.

ASSET ALLOCATION is a logical extension of the principle of diversification. It is a method of mixing different types of investments (for example, stocks and bonds) in an effort to enhance returns and reduce risks.

Diversification and asset allocation do not, however, guarantee investment results.

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ALLOCATION FUND INCOME ALLOCATION FUND DETAILS

Investment Objective The Accessor Income Allocation Fund seeks high current income and some stability of principal. The investment objective of the Fund is not fundamental and may be changed without shareholder approval by the Board of Trustees of the Fund.

Principal Investment Strategy & Goal The Fund generally invests in a combination of the Underlying Fixed-Income Funds, the Underlying Money Market Fund, and the Underlying Forward Funds. For information about securities in which the Underlying Funds and the Underlying Forward Funds may invest, please see the “Principal Investment Strategy & Goal” section of each Underlying Fund in this Prospectus and the corresponding section contained in the prospectus for the Underlying Forward Funds. To see the current allocation, which is updated quarterly, please visit www.accessor.com. However, the Fund’s portfolio manager reserves the right to have the Fund’s assets reallocated between asset classes in their ranges provided below. The Fund may enter into repurchase agreements collateralized by the U.S. Government or agency securities. The Fund uses a conservative asset allocation strategy and is designed to provide income for investors with a low risk tolerance and a 1-3 year investment time horizon.

	ASSET ALLOCATION RANGE
FUNDS+	MINIMUM	MAXIMUM

Underlying Equity Funds	0.00%	10.00%
Accessor Growth	0.00%	5.00%
Accessor International Equity	0.00%	5.00%
Accessor Small to Mid Cap	0.00%	5.00%
Accessor Value	0.00%	5.00%

Underlying Alternatives Fund	0.00%	25.00%
Accessor Frontier Markets	0.00%	10.00%
Accessor Strategic Alternatives	0.00%	15.00%

Underlying Fixed-Income Funds	50.00%	95.00%
Accessor High Yield Bond	10.00%	40.00%
Accessor Investment Grade Fixed-Income	10.00%	60.00%
Accessor Mortgage Securities	10.00%	50.00%

Underlying Money Market Fund/Cash*	5.00%	40.00%
Accessor U.S. Government Money**	5.00%	40.00%

Underlying Forward Fund***	0.00%	10.00%
Forward International Fixed Income Fund	0.00%	10.00%

+ The Fund invests in Z Class shares of the Underlying Funds or Institutional Class shares of the Underlying Forward Funds.

* Includes investments in repurchase agreements collateralized by U.S. government or agency securities and short-term cash.

** Investments in the U.S. Government Money Fund are not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. The U.S. Government Money Fund’s goal is to preserve the value of your investment at $1.00 per share. However, it is possible to lose money by investing in the U.S. Government Money Fund.

*** The Forward International Fixed Income Fund is offered through a separate prospectus.

Principal Investment Risks The following risks are principal risks of the Fund or an underlying fund in which the Fund may invest. For additional information regarding the risks of investing in the Fund, please see the “Summary of Principal Risks” section.

Allocation Risk

Debt Securities Risk

Derivatives Risk

Government Sponsored Enterprises (“GSE”) Risk

Investment in Other Investment Companies Risk

Liquidity Risk

Lower Rated Debt Securities Risk

Management Risk

Market Risk

Mortgage-related and Other Asset-backed Securities Risk

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the Fund.

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Performance The bar chart and table shown illustrate the risks of investing in the Fund by showing the changes of the Fund’s performance from year to year. The bar chart shows the performance of the Fund’s Institutional Class shares. The table compares the Fund’s Institutional Class and Investor Class shares’ average annual total returns to those of a market index over time. All returns assume re-investment of dividends and distributions. All of the Fund’s share classes invest in the same portfolio of securities. Performance of each share class will vary from the performance of the Fund’s other share classes due to differences in charges and expenses. Effective May 1, 2009, the Fund’s Advisor Class shares were renamed Institutional Class Shares. As with all mutual funds, how the Fund has performed in the past (before and after taxes) is not an indication of how it will perform in the future. Forward Management became the Fund’s investment advisor on September 1, 2008. The chart and table reflect results achieved by the previous investment advisor for the periods prior to that date.

INCOME ALLOCATION FUND ANNUAL RETURNS - INSTITUTIONAL CLASS

(BAR CHART) 2001 5.95% 2002 5.68% 2003 4.68% 2004 2.83% 2005 2.38% 2006 4.32% 2007 3.16% 2008 -6.79%	INSTITUTIONAL CLASS SHARES
YEAR-TO-DATE 1.55% AS OF 03/31/09
BEST QUARTER 3.14% 03/31/01
WORST QUARTER -2.76% 09/30/08

AVERAGE ANNUAL TOTAL RETURNS

FOR THE PERIODS ENDED 12/31/08	INCEPTION DATE	1 YEAR	5 YEARS	SINCE INCEPTION

Institutional Class returns before taxes	12/27/00	-6.79%	1.10%	2.71%
Institutional Class returns after taxes on distributions	12/27/00	-8.49%	-0.53%	1.01%
Institutional Class returns after taxes on distributions & sale of Fund shares	12/27/00	-4.38%	0.03%	1.33%
Investor Class returns before taxes	12/27/00	-7.20%	0.59%	2.20%
Barclays Capital U.S. Aggregate Bond Index[1]	N/A	5.24%	4.65%	N/A

After-tax returns shown in the table are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans and individual retirement accounts.

[1]

The Barclays Capital U.S. Aggregate Bond Index represents securities that are U.S. domestic, taxable, and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. These major sectors are subdivided into more specific indices that are calculated and reported on a regular basis. Investors cannot invest in an index. Returns of the index do not reflect any deduction for fees, expenses or taxes. Prior to November 1, 2008 this index was published by Lehman Brothers. See Appendix for additional information about this index.

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ALLOCATION FUND INCOME & GROWTH ALLOCATION FUND DETAILS

Investment Objective The Accessor Income & Growth Allocation Fund seeks high current income and some potential capital appreciation. The investment objective of the Fund is not fundamental and may be changed without shareholder approval by the Board of Trustees of the Fund.

Principal Investment Strategy & Goal The Fund generally invests in a combination of the Underlying Equity Funds, the Underlying Fixed-Income Funds, the Underlying Alternatives Funds, the Underlying Money Market Fund, and the Underlying Forward Funds. For information about securities in which the Underlying Funds and the Underlying Forward Funds may invest, please see the “Principal Investment Strategy & Goal” section of each Underlying Fund in this Prospectus and the corresponding section contained in the prospectus for the Underlying Forward Funds. To see the current allocation, which is updated quarterly, please visit www.accessor.com. However, the Fund’s portfolio manager reserves the right to have the Fund’s assets reallocated between asset classes in their ranges provided below. The Fund may enter into repurchase agreements collateralized by the U.S. Government or agency securities. The Fund uses a somewhat conservative asset allocation strategy and is designed to provide income and some capital appreciation for investors with a low risk tolerance and a 3-5 year investment time horizon.

	ASSET ALLOCATION RANGE
FUNDS+	MINIMUM	MAXIMUM
Underlying Equity Funds	15.00%	40.00%
Accessor Growth	0.00%	20.00%
Accessor International Equity	0.00%	15.00%
Accessor Small to Mid Cap	0.00%	10.00%
Accessor Value	0.00%	20.00%

Underlying Alternatives Fund	0.00%	25.00%
Accessor Frontier Markets	0.00%	15.00%
Accessor Strategic Alternatives	0.00%	15.00%

Underlying Fixed-Income Funds	25.00%	80.00%
Accessor High Yield Bond	5.00%	30.00%
Accessor Investment Grade Fixed-Income	5.00%	40.00%
Accessor Mortgage Securities	5.00%	40.00%

Underlying Money Market Fund/Cash*	0.00%	35.00%
Accessor U.S. Government Money**	0.00%	35.00%

Underlying Forward Funds***	0.00%	30.00%
Forward Emerging Markets Fund	0.00%	10.00%
Forward International Fixed Income Fund	0.00%	10.00%
Forward Legato Fund	0.00%	10.00%

+ The Fund invests in Z Class shares of the Underlying Funds or Institutional Class shares of the Underlying Forward Funds.

* Includes investments in repurchase agreements collateralized by U.S. government or agency securities and short-term cash.

** Investments in the U.S. Government Money Fund are not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. The U.S. Government Money Fund’s goal is to preserve the value of your investment at $1.00 per share. However, it is possible to lose money by investing in the U.S. Government Money Fund.

*** The Forward Emerging Markets Fund, the Forward International Fixed Income Fund and the Forward Legato Fund are offered through a separate prospectus.

Principal Investment Risks The following risks are principal risks of the Fund or an underlying fund in which the Fund may invest. For additional information regarding the risks of investing in the Fund, please see the “Summary of Principal Risks” section.

Allocation Risk

Debt Securities Risk

Derivatives Risk

Equity Securities Risk Foreign Securities Risk

Government Sponsored Enterprises (“GSE”) Risk Investments in Other Investment Companies Risk Liquidity Risk Lower Rated Debt Securities Risk Management Risk Market Risk

Mortgage-related and Other Asset-backed Securities Risk

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the Fund.

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Performance The bar chart and table shown illustrate the risks of investing in the Fund by showing the changes of the Fund’s performance from year to year. The bar chart shows the performance of the Fund’s Institutional Class shares. The table compares the Fund’s Institutional Class and Investor Class shares’ average annual total returns to those of a market index over time. All returns assume re-investment of dividends and distributions. All of the Fund’s share classes invest in the same portfolio of securities. Performance of each share class will vary from the performance of the Fund’s other share classes due to differences in charges and expenses. Effective May 1, 2009, the Fund’s Advisor Class shares were renamed Institutional Class Shares. As with all mutual funds, how the Fund has performed in the past (before and after taxes) is not an indication of how it will perform in the future. Forward Management became the Fund’s investment advisor on September 1, 2008. The chart and table reflect results achieved by the previous investment advisor for the periods prior to that date.

INCOME & GROWTH ALLOCATION FUND ANNUAL RETURNS - INSTITUTIONAL CLASS

(BAR CHART) 2001 -0.57% 2002 -2.45% 2003 13.56% 2004 6.45% 2005 4.29% 2006 8.33% 2007 4.03% 2008 -18.61%	INSTITUTIONAL CLASS SHARES
YEAR-TO-DATE -3.48% AS OF 03/31/09
BEST QUARTER 6.97% 06/30/03
WORST QUARTER -7.66% 12/31/08

AVERAGE ANNUAL TOTAL RETURNS

FOR THE PERIODS ENDED 12/31/08	INCEPTION DATE	1 YEAR	5 YEARS	SINCE INCEPTION
Institutional Class returns before taxes	12/27/00	-18.61%	0.36%	1.44%
Institutional Class returns after taxes on distributions	12/27/00	-19.81%	-0.86%	0.17%
Institutional Class returns after taxes on distributions & sale of Fund shares	12/27/00	-11.90%	-0.32%	0.53%
Investor Class returns before taxes	12/27/00	-18.97%	-0.12%	0.96%
Barclays Capital U.S. Aggregate Bond Index[1]	N/A	5.24%	4.65%	N/A
S&P 500[2]	N/A	-37.00%	-2.19%	N/A
Composite Index[3]	N/A	-9.19%	2.74%	N/A

After-tax returns shown in the table are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans and individual retirement accounts.

[1]

The Barclays Capital U.S. Aggregate Bond Index represents securities that are U.S. domestic, taxable, and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. These major sectors are subdivided into more specific indices that are calculated and reported on a regular basis. Prior to November 1, 2008 this index was published by Lehman Brothers.

[2]	The S&P 500 is an unmanaged index of 500 common stocks chosen to reflect the industries in the U.S. economy.

[3]	The Composite is a hypothetical index constructed by Forward Management, which consists of 70% Barclays Capital U.S. Aggregate Bond Index and 30% S&P500 Index.

Investors cannot invest in an index. Returns of the index do not reflect any deduction for fees, expenses or taxes. See Appendix for additional information about these indices.

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ALLOCATION FUND BALANCED ALLOCATION FUND DETAILS

Investment Objective The Accessor Balanced Allocation Fund seeks moderate current income and some potential capital appreciation. The investment objective of the Fund is not fundamental and may be changed without shareholder approval by the Board of Trustees of the Fund.

Principal Investment Strategy & Goal The Fund generally invests in a combination of the Underlying Equity Funds, the Underlying Fixed-Income Funds, the Underlying Alternatives Funds, the Underlying Money Market Fund, and the Underlying Forward Funds. For information about securities in which the Underlying Funds or the Underlying Forward Funds may invest, please see the “Principal Investment Strategy & Goal” section of each Underlying Fund in this Prospectus and the corresponding section of the prospectus for the Underlying Forward Funds. To see the current allocation, which is updated quarterly, please visit www.accessor.com. However, the Fund’s portfolio manager reserves the right to have the Fund’s assets reallocated between asset classes in their ranges provided below. The Fund may enter into repurchase agreements collateralized by the U.S. Government or agency securities. At all times the Fund intends to maintain at least 40% in Underlying Equity Funds including equity underlying Forward Funds and at least 25% in Underlying Fixed-Income Funds including fixed-income Underlying Forward Funds. The Fund uses a moderate asset allocation strategy and is designed to provide a balanced mix of current income and capital appreciation to investors with a moderate risk tolerance and a 5-10 year investment time horizon.

	ASSET ALLOCATION RANGE
FUNDS+	MINIMUM	MAXIMUM
Underlying Equity Funds	25.00%	60.00%
Accessor Growth	5.00%	25.00%
Accessor International Equity	0.00%	20.00%
Accessor Small to Mid Cap	0.00%	15.00%
Accessor Value	5.00%	25.00%

Underlying Alternatives Fund	0.00%	25.00%
Accessor Frontier Markets	0.00%	15.00%
Accessor Strategic Alternatives	0.00%	20.00%

Underlying Fixed-Income Funds	25.00%	60.00%
Accessor High Yield Bond	0.00%	25.00%
Accessor Investment Grade Fixed-Income	0.00%	30.00%
Accessor Mortgage Securities	0.00%	15.00%

Underlying Money Market Fund/Cash*	0.00%	25.00%
Accessor U.S. Government Money**	0.00%	25.00%

Underlying Forward Funds***	0.00%	30.00%
Forward Emerging Markets Fund	0.00%	10.00%
Forward International Fixed Income Fund	0.00%	10.00%
Forward Legato Fund	0.00%	10.00%

+ The Fund invests in Z Class shares of the Underlying Funds or Institutional Class shares of the Underlying Forward Funds.

* Includes investments in repurchase agreements collateralized by U.S. government or agency securities and short-term cash.

** Investments in the U.S. Government Money Fund are not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. The U.S. Government Money Fund’s goal is to preserve the value of your investment at $1.00 per share. However, it is possible to lose money by investing in the U.S. Government Money Fund.

*** The Forward Emerging Markets Fund (an equity fund), the Forward International Fixed Income Fund and the Forward Legato Fund (an equity fund) are offered through a separate prospectus.

Principal Investment Risks The following risks are principal risks of the Fund or an underlying fund in which the Fund may invest. For additional information regarding the risks of investing in the Fund, please see the “Summary of Principal Risks” section.

Allocation Risk

Debt Securities Risk

Derivatives Risk

Equity Securities Risk Foreign Securities Risk

Government Sponsored Enterprises (“GSE”) Risk Investments in Other Investment Companies Risk Liquidity Risk Lower Rated Debt Securities Risk Management Risk Market Risk

Mortgage-related and Other Asset-backed Securities Risk

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the Fund.

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Performance The bar chart and table shown illustrate the risks of investing in the Fund by showing the changes of the Fund’s performance from year to year. The bar chart shows the performance of the Fund’s Institutional Class shares. The table compares the Fund’s Institutional Class and Investor Class shares’ average annual total returns to those of a market index over time. All returns assume re-investment of dividends and distributions. All of the Fund’s share classes invest in the same portfolio of securities. Performance of each share class will vary from the performance of the Fund’s other share classes due to differences in charges and expenses. Effective May 1, 2009, the Fund’s Advisor Class shares were renamed Institutional Class Shares. As with all mutual funds, how the Fund has performed in the past (before and after taxes) is not an indication of how it will perform in the future. Forward Management became the Fund’s investment advisor on September 1, 2008. The chart and table reflect results achieved by the previous investment advisor for the periods prior to that date.

BALANCED ALLOCATION FUND ANNUAL RETURNS - INSTITUTIONAL CLASS

(BAR CHART) 2001 -4.57% 2002 -7.94% 2003 19.52% 2004 9.00% 2005 5.72% 2006 10.81% 2007 4.57% 2008 -24.73%	INSTITUTIONAL CLASS SHARES
YEAR-TO-DATE -5.72% AS OF 03/31/09
BEST QUARTER 9.93% 06/30/03
WORST QUARTER -11.16% 12/31/08

AVERAGE ANNUAL TOTAL RETURNS

FOR THE PERIODS ENDED 12/31/08	INCEPTION DATE	1 YEAR	5 YEARS	SINCE INCEPTION

Institutional Class returns before taxes	12/27/00	-24.73%	0.10%	0.68%
Institutional Class returns after taxes on distributions	12/27/00	-25.68%	-0.89%	-0.35%
Institutional Class returns after taxes on distributions & sale of Fund shares	12/27/00	-15.82%	-0.39%	0.03%
Investor Class returns before taxes	12/27/00	-25.12%	-0.38%	0.18%
Barclays Capital U.S. Aggregate Bond Index[1]	N/A	5.24%	4.65%	N/A
S&P 500[2]	N/A	-37.00%	-2.19%	N/A
Composite Index[3]	N/A	-17.94%	1.40%	N/A

After-tax returns shown in the table are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans and individual retirement accounts.

[1]

The Barclays Capital U.S. Aggregate Bond Index represents securities that are U.S. domestic, taxable, and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. These major sectors are subdivided into more specific indices that are calculated and reported on a regular basis. Prior to November 1, 2008 this index was published by Lehman Brothers.

[2]	The S&P 500 is an unmanaged index of 500 common stocks chosen to reflect the industries in the U.S. economy.

[3]	The Composite is a hypothetical index constructed by Forward Management, which consists of 50% Barclays Capital U.S. Aggregate Bond Index and 50% S&P 500 Index.

Investors cannot invest in an index. Returns of the index do not reflect any deduction for fees, expenses or taxes. See Appendix for additional information about these indices.

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ALLOCATION FUND GROWTH & INCOME ALLOCATION FUND DETAILS

Investment Objective The Accessor Growth & Income Allocation Fund seeks moderate potential capital appreciation and some current income. The investment objective of the Fund is not fundamental and may be changed without shareholder approval by the Board of Trustees of the Fund.

Principal Investment Strategy & Goal The Fund generally invests in a combination of the Underlying Equity Funds, the Underlying Fixed-Income Funds, the Underlying Alternatives Funds, the Underlying Money Market Fund, and the Underlying Forward Funds. For information about securities in which the Underlying Funds and the Underlying Forward Funds may invest, please see the “Principal Investment Strategy & Goal” section of each Underlying Fund in this Prospectus and the corresponding section contained in the prospectus for the Underlying Forward Funds. To see the current allocation, which is updated quarterly, please visit www.accessor.com. However, the Fund’s portfolio manager reserves the right to have the Fund’s assets reallocated between asset classes in their ranges provided below. The Fund may enter into repurchase agreements collateralized by the U.S. Government or agency securities. The Fund uses a moderate asset allocation strategy and is designed to provide a balanced mix of current capital appreciation and current income to investors with a moderate risk tolerance and a 5-10 year investment time horizon.

	ASSET ALLOCATION RANGE
FUNDS+	MINIMUM	MAXIMUM

Underlying Equity Funds	35.00%	70.00%
Accessor Growth	5.00%	30.00%
Accessor International Equity	0.00%	25.00%
Accessor Small to Mid Cap	0.00%	20.00%
Accessor Value	5.00%	30.00%

Underlying Alternatives Fund	0.00%	25.00%
Accessor Frontier Markets	0.00%	15.00%
Accessor Strategic Alternatives	0.00%	15.00%

Underlying Fixed-Income Funds	10.00%	50.00%
Accessor High Yield Bond	0.00%	20.00%
Accessor Investment Grade Fixed-Income	0.00%	25.00%
Accessor Mortgage Securities	0.00%	25.00%

Underlying Money Market Fund/Cash*	0.00%	20.00%
Accessor U.S. Government Money**	0.00%	20.00%

Underlying Forward Funds***	0.00%	30.00%
Forward Emerging Markets Fund	0.00%	10.00%
Forward International Fixed Income Fund	0.00%	10.00%
Forward Legato Fund	0.00%	10.00%

+ The Fund invests in Z Class shares of the Underlying Funds or Institutional Class shares of the Underlying Forward Funds.

* Includes investments in repurchase agreements collateralized by U.S. government or agency securities and short-term cash.

** Investments in the U.S. Government Money Fund are not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. The U.S. Government Money Fund’s goal is to preserve the value of your investment at $1.00 per share. However, it is possible to lose money by investing in the U.S. Government Money Fund.

*** The Forward Emerging Markets Fund, the Forward International Fixed Income Fund and the Forward Legato Fund are offered through a separate prospectus.

Principal Investment Risks The following risks are principal risks of the Fund or an underlying fund in which the Fund may invest. For additional information regarding the risks of investing in the Fund, please see the “Summary of Principal Risks” section.

Allocation Risk

Debt Securities Risk

Derivatives Risk

Equity Securities Risk

Foreign Securities Risk

Investments in Other Investment Companies Risk

Liquidity Risk

Lower Rated Debt Securities Risk

Management Risk

Market Risk

Small to Mid Cap Company Risk

Tax Risk

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the Fund.

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Performance The bar chart and table shown illustrate the risks of investing in the Fund by showing the changes of the Fund’s performance from year to year. The bar chart shows the performance of the Fund’s Institutional Class shares. The table compares the Fund’s Institutional Class and Investor Class shares’ average annual total returns to those of a market index over time. All returns assume re-investment of dividends and distributions. All of the Fund’s share classes invest in the same portfolio of securities. Performance of each share class will vary from the performance of the Fund’s other share classes due to differences in charges and expenses. Effective May 1, 2009, the Fund’s Advisor Class shares were renamed Institutional Class Shares. As with all mutual funds, how the Fund has performed in the past (before and after taxes) is not an indication of how it will perform in the future. Forward Management became the Fund’s investment advisor on September 1, 2008. The chart and table reflect results achieved by the previous investment advisor for the periods prior to that date.

GROWTH & INCOME ALLOCATION FUND ANNUAL RETURNS - INSTITUTIONAL CLASS

(BAR CHART) 2001 -6.83% 2002 -10.84% 2003 22.09% 2004 10.21% 2005 6.43% 2006 11.96% 2007 4.66% 2008 -29.16%	INSTITUTIONAL CLASS SHARES
YEAR-TO-DATE -7.41% AS OF 03/31/09
BEST QUARTER 11.36% 06/30/03
WORST QUARTER -14.01% 12/31/08

AVERAGE ANNUAL TOTAL RETURNS

FOR THE PERIODS ENDED 12/31/08	INCEPTION DATE	1 YEAR	5 YEARS	SINCE INCEPTION

Institutional Class returns before taxes	12/27/00	-29.16%	-0.53%	-0.14%
Institutional Class returns after taxes on distributions	12/27/00	-30.08%	-1.43%	-1.04%
Institutional Class returns after taxes on distributions & sale of Fund shares	12/27/00	-18.56%	-0.84%	-0.56%
Investor Class returns before taxes	12/27/00	-29.56%	-1.01%	-0.63%
Barclays Capital U.S. Aggregate Bond Index[1]	N/A	5.24%	4.65%	N/A
S&P 500[2]	N/A	-37.00%	-2.19%	N/A
Composite Index[3]	N/A	-22.06%	0.71%	N/A

After-tax returns shown in the table are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans and individual retirement accounts.

[1]

The Barclays Capital U.S. Aggregate Bond Index represents securities that are U.S. domestic, taxable, and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. These major sectors are subdivided into more specific indices that are calculated and reported on a regular basis. Prior to November 1, 2008 this index was published by Lehman Brothers.

[2]	The S&P 500 is an unmanaged index of 500 common stocks chosen to reflect the industries in the U.S. economy.

[3]	The Composite is a hypothetical index constructed by Forward Management, which consists of 40% Barclays Capital U.S. Aggregate Bond Index and 60% S&P 500 Index.

Investors cannot invest in an index. Returns of the index do not reflect any deduction for fees, expenses or taxes. See Appendix for additional information about these indices.

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ALLOCATION FUND GROWTH ALLOCATION FUND DETAILS

Investment Objective The Accessor Growth Allocation Fund seeks high potential capital appreciation and some current income. The investment objective of the Fund is not fundamental and may be changed without shareholder approval by the Board of Trustees of the Fund.

Principal Investment Strategy & Goal The Fund generally invests in a combination of the Underlying Equity Funds, the Underlying Fixed-Income Funds, the Underlying Alternatives Funds, the Underlying Money Market Fund, and the Underlying Forward Funds. For information about securities in which the Underlying Funds and the Underlying Forward Funds may invest, please see the “Principal Investment Strategy & Goal” section of each Underlying Fund in this Prospectus and the corresponding section contained in the prospectus for the Underlying Forward Funds. To see the current allocation, which is updated quarterly, please visit www.accessor.com. However, the Fund’s portfolio manager reserves the right to have the Fund’s assets reallocated between asset classes in their ranges provided below. The Fund may enter into repurchase agreements collateralized by the U.S. Government or agency securities. The Fund uses an aggressive asset allocation strategy and is designed to provide capital appreciation and some current income to investors with a high risk tolerance and an investment time horizon of 10 years or more.

	ASSET ALLOCATION RANGE
FUNDS+	MINIMUM	MAXIMUM

Underlying Equity Funds	50.00%	85.00%
Accessor Growth	10.00%	40.00%
Accessor International Equity	5.00%	35.00%
Accessor Small to Mid Cap	0.00%	25.00%
Accessor Value	10.00%	40.00%
Underlying Alternatives Fund	0.00%	25.00%
Accessor Frontier Markets	0.00%	15.00%
Accessor Strategic Alternatives	0.00%	15.00%
Underlying Fixed-Income Funds	0.00%	30.00%
Accessor High Yield Bond	0.00%	15.00%
Accessor Investment Grade Fixed-Income	0.00%	15.00%
Accessor Mortgage Securities	0.00%	15.00%
Underlying Money Market Fund/Cash*	0.00%	15.00%
Accessor U.S. Government Money**	0.00%	15.00%
Underlying Forward Funds***	0.00%	30.00%
Forward Emerging Markets Fund	0.00%	10.00%
Forward International Fixed Income Fund	0.00%	10.00%
Forward Legato Fund	0.00%	10.00%

+ The Fund invests in Z Class shares of the Underlying Funds or Institutional Class shares of the Underlying Forward Funds.

* Includes investments in repurchase agreements collateralized by U.S. government or agency securities and short-term cash.

** Investments in the U.S. Government Money Fund are not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. The U.S. Government Money Fund’s goal is to preserve the value of your investment at $1.00 per share. However, it is possible to lose money by investing in the U.S. Government Money Fund.

*** The Forward Emerging Markets Fund, the Forward International Fixed Income Fund and the Forward Legato Fund are offered through a separate prospectus.

Principal Investment Risks The following risks are principal risks of the Fund or an underlying fund in which the Fund may invest. For additional information regarding the risks of investing in the Fund, please see the “Summary of Principal Risks” section.

Allocation Risk

Debt Securities Risk

Depositary Receipt Risk
Derivatives Risk

Emerging and Frontier Markets Risk

Equity Securities Risk

ETF Risk

ETN Risk

Foreign Securities Risk

Investments in Other Investment Companies Risk

Liquidity Risk

Management Risk

Market Risk

Small to Mid Cap Company Risk

Tax Risk

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the Fund.

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Performance The bar chart and table shown illustrate the risks of investing in the Fund by showing the changes of the Fund’s performance from year to year. The bar chart shows the performance of the Fund’s Institutional Class shares. The table compares the Fund’s Institutional Class and Investor Class shares’ average annual total returns to those of a market index over time. All returns assume re-investment of dividends and distributions. All of the Fund’s share classes invest in the same portfolio of securities. Performance of each share class will vary from the performance of the Fund’s other share classes due to differences in charges and expenses. Effective May 1, 2009, the Fund’s Advisor Class shares were renamed Institutional Class Shares. As with all mutual funds, how the Fund has performed in the past (before and after taxes) is not an indication of how it will perform in the future. Forward Management became the Fund’s investment advisor on September 1, 2008. The chart and table reflect results achieved by the previous investment advisor for the periods prior to that date.

GROWTH ALLOCATION FUND ANNUAL RETURNS - INSTITUTIONAL CLASS

(BAR CHART) 2001 -11.70% 2002 -15.50% 2003 28.22% 2004 12.75% 2005 7.73% 2006 14.30% 2007 5.19% 2008 -35.05%	INSTITUTIONAL CLASS SHARES
YEAR-TO-DATE -9.80% AS OF 03/31/09
BEST QUARTER 14.55% 06/30/03
WORST QUARTER -18.14% 12/31/08

AVERAGE ANNUAL TOTAL RETURNS

FOR THE PERIODS ENDED 12/31/08	INCEPTION DATE	1 YEAR	5 YEARS	SINCE INCEPTION

Institutional Class returns before taxes	12/27/00	-35.05%	-1.05%	-1.20%
Institutional Class returns after taxes on distributions	12/27/00	-35.74%	-1.69%	-1.84%
Institutional Class returns after taxes on distributions & sale of Fund shares	12/27/00	-22.30%	-1.12%	-1.30%
Investor Class returns before taxes	12/27/00	-35.30%	-1.52%	-1.68%
Barclays Capital U.S. Aggregate Bond Index[1]	N/A	5.24%	4.65%	N/A
S&P 500[2]	N/A	-37.00%	-2.19%	N/A
Composite Index[3]	N/A	-29.83%	-0.71%	N/A

After-tax returns shown in the table are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans and individual retirement accounts.

[1]

The Barclays Capital U.S. Aggregate Bond Index represents securities that are U.S. domestic, taxable, and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. These major sectors are subdivided into more specific indices that are calculated and reported on a regular basis. Prior to November 1, 2008 this index was published by Lehman Brothers.

[2]	The S&P 500 is an unmanaged index of 500 common stocks chosen to reflect the industries in the U.S. economy.

[3]	The Composite is a hypothetical index constructed by Forward Management, which consists of 20% Barclays Capital U.S. Aggregate Bond Index and 80% S&P 500 Index.

Investors cannot invest in an index. Returns of the index do not reflect any deduction for fees, expenses or taxes. See Appendix for additional information about these indices.

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ALLOCATION FUND AGGRESSIVE GROWTH ALLOCATION FUND DETAILS

Investment Objective The Accessor Aggressive Growth Allocation Fund seeks high potential capital appreciation. The investment objective of the Fund is not fundamental and may be changed without shareholder approval by the Board of Trustees of the Fund.

Principal Investment Strategy & Goal The Fund generally invests in a combination of the Underlying Equity Funds, the Underlying Alternatives Funds, the Underlying Money Market Fund, the Underlying Forward Funds and the Underlying Fixed-Income Funds. For information about securities in which the Underlying Funds or the Underlying Forward Funds may invest, please see the “Principal Investment Strategy & Goal” section of each Underlying Fund in this Prospectus and the corresponding section of the prospectus for the Underlying Forward Funds. To see the current allocation, which is updated quarterly, please visit www.accessor.com. However, the Fund’s portfolio manager reserves the right to have the Fund’s assets reallocated between asset classes in their ranges provided below. The Fund may enter into repurchase agreements collateralized by the U.S. Government or agency securities. The Fund uses a very aggressive asset allocation strategy and is designed to provide capital appreciation to investors with a very high risk tolerance and an investment time horizon of 10 years or more.

	ASSET ALLOCATION RANGE
FUNDS+	MINIMUM	MAXIMUM
Underlying Equity Funds	70.00%	100.00%
Accessor Growth	10.00%	40.00%
Accessor International Equity	5.00%	40.00%
Accessor Small to Mid Cap	10.00%	25.00%
Accessor Value	10.00%	40.00%
Underlying Alternatives Fund	0.00%	25.00%
Accessor Frontier Markets	0.00%	15.00%
Accessor Strategic Alternatives	0.00%	15.00%
Underlying Fixed-Income Funds	0.00%	15.00%
Accessor High Yield Bond	0.00%	10.00%
Accessor Investment Grade Fixed-Income	0.00%	5.00%
Accessor Mortgage Securities	0.00%	5.00%
Underlying Money Market Fund/Cash*	0.00%	5.00%
Accessor U.S. Government Money**	0.00%	5.00%
Underlying Forward Funds***	0.00%	20.00%
Forward Emerging Markets Fund	0.00%	10.00%
Forward Legato Fund	0.00%	10.00%

+ The Fund invests in Z Class shares of the Underlying Funds or Institutional Class shares of the Underlying Forward Funds.

* Includes investments in repurchase agreements collateralized by U.S. government or agency securities and short-term cash.

** Investments in the U.S. Government Money Fund are not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. The U.S. Government Money Fund’s goal is to preserve the value of your investment at $1.00 per share. However, it is possible to lose money by investing in the U.S. Government Money Fund.

*** The Forward Emerging Markets Fund and the Forward Legato Fund are offered through a separate prospectus.

Principal Investment Risks The following risks are principal risks of the Fund or an underlying fund in which the Fund may invest. For additional information regarding the risks of investing in the Fund, please see the “Summary of Principal Risks” section.

Allocation Risk

Depositary Receipt Risk

Derivatives Risk

Emerging and Frontier Markets Risk

Equity Securities Risk

ETF Risk

ETN Risk

Foreign Securities Risk

Investments in Other Investment Companies Risk

Management Risk

Market Risk

Small to Mid Cap Company Risk

Tax Risk

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the Fund.

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Performance The bar chart and table shown illustrate the risks of investing in the Fund by showing the changes of the Fund’s performance from year to year. The bar chart shows the performance of the Fund’s Institutional Class shares. The table compares the Fund’s Institutional Class and Investor Class shares’ average annual total returns to those of a market index over time. All returns assume re-investment of dividends and distributions. All of the Fund’s share classes invest in the same portfolio of securities. Performance of each share class will vary from the performance of the Fund’s other share classes due to differences in charges and expenses. Effective May 1, 2009, the Fund’s Advisor Class shares were renamed Institutional Class Shares. As with all mutual funds, how the Fund has performed in the past (before and after taxes) is not an indication of how it will perform in the future. Forward Management became the Fund’s investment advisor on September 1, 2008. The chart and table reflect results achieved by the previous investment advisor for the periods prior to that date.

AGGRESSIVE GROWTH ALLOCATION FUND ANNUAL RETURNS - INSTITUTIONAL CLASS

(BAR CHART) 2001 -15.68% 2002 -20.02% 2003 30.74% 2004 14.60% 2005 8.86% 2006 15.95% 2007 5.71% 2008 -40.46%	INSTITUTIONAL CLASS SHARES
YEAR-TO-DATE -12.22% AS OF 03/31/09
BEST QUARTER 16.21% 06/30/03
WORST QUARTER -22.04% 12/31/08

AVERAGE ANNUAL TOTAL RETURNS

FOR THE PERIODS ENDED 12/31/08	INCEPTION DATE	1 YEAR	5 YEARS	SINCE INCEPTION
Institutional Class returns before taxes	12/27/00	-40.46%	-1.86%	-2.71%
Institutional Class returns after taxes on distributions	12/27/00	-40.89%	-2.18%	-2.94%
Institutional Class returns after taxes on distributions & sale of Fund shares	12/27/00	-25.82%	-1.62%	-2.31%
Investor Class returns before taxes	12/27/00	-40.77%	-2.36%	-3.20%
S&P 500[1]	N/A	-37.00%	-2.19%	N/A

After-tax returns shown in the table are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans and individual retirement accounts.

[1]

The S&P 500 is an unmanaged index of 500 common stocks chosen to reflect the industries in the U.S. economy. Investors cannot invest in an index. Returns of the index do not reflect any deduction for fees, expenses or taxes. See Appendix for additional information about this index.

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UNDERLYING FUND FRONTIER MARKETS FUND DETAILS

Investment Objective The Frontier Markets Fund seeks capital growth. The investment objective of the Fund is not fundamental and may be changed without shareholder approval by the Board of Trustees of the Fund.

Principal Investment Strategies The Fund will seek to achieve its objective by investing at least 80% of its assets in securities with exposure to the returns of Frontier Markets. For purposes of this investment policy, “assets” includes not only the amount of the Fund’s net assets attributable to investments directly or indirectly providing investment exposure to the return of Frontier Markets, but also the amount of the Fund’s net assets that are segregated on the Fund’s books and records or being used for collateral, as required by applicable regulatory guidance, or otherwise used to cover such investment exposure. This investment policy and name of the Fund with respect to Frontier Markets may not be changed unless Fund shareholders are notified at least 60 days in advance of the proposed change. The term “Frontier Markets” is often used to describe the markets of smaller, less accessible, but still investable, countries of the developing world. For the purposes of the Fund, “Frontier Markets” will include countries identified in the Morgan Stanley Capital InternationalSM (“MSCI”) Frontier Emerging Markets Index or, if investment in securities with exposure to countries identified in the MSCI Frontier Emerging Markets Index is not feasible, then other emerging market countries with similar characteristics.

The primary benchmark for the Fund will be the MSCI Frontier Markets Index (the “Benchmark”). See the Appendix for additional information about the Benchmark.

Forward Management employs an index-like approach to constructing the Fund’s portfolio. Forward Management seeks exposure to Frontier Markets by attempting to approximate the country and industry allocations of the Benchmark and will primarily invest directly or indirectly in swaps, P-notes, warrants, structured notes, futures and options (collectively, “Structured Products”), exchange traded funds (“ETFs”), exchange traded notes (“ETNs”), depositary receipts (including, but not limited to, American Depositary Receipts, European Depositary Receipts, Global Depositary Receipts, Russian Depositary Certificates, Philippine Depositary Receipts and Brazilian Depositary Receipts), and securities of companies in Frontier Market countries. The Fund may invest directly in such securities and financial instruments and/or indirectly by investing in shares of other investment companies. Where exposure to Frontier Markets is not feasible, Forward Management will invest in securities with exposure to emerging markets.

To the extent that the Structured Products used by the Fund have economic characteristics similar to frontier market countries, they will be counted toward the 80% policy described above. The Fund may also invest in futures based on country indexes, industries and sectors, individual stocks and currencies, and in currency futures and forward contracts. Although Forward Management may seek to use Structured Products to achieve the Fund’s investment objective, no assurance can be given that the use of Structured Products will achieve this result or that Structured Products will be available or fully developed in the frontier market countries in which the Fund may invest.

Due to potential difficulties regarding accessibility in some markets, the Fund’s actual holdings may deviate from the Benchmark. Forward Management will seek to minimize deviations whenever possible. When determining investment decisions, Forward Management will first attempt to approximate the country and sector allocations of the Benchmark. In instances when this is not feasible, Forward Management will attempt to maximize the Fund’s overall exposure to Frontier Markets and lastly will seek exposure to emerging markets.

Principal Investment Risks The following risks are principal risks of the Fund or another investment company in which the Fund may invest. For additional information regarding the risks of investing in the Fund, please see the “Summary of Principal Risks” section.

Allocation Risk

Depositary Receipt Risk

Derivatives Risk

Emerging and Frontier Markets Risk

ETF Risk

ETN Risk

Foreign Securities Risk

Government Sponsored Enterprises (“GSE”) Risk

Investments in Other Investment Companies Risk

Liquidity Risk

Management Risk

Market Risk

Non-Diversified Risk

No Operating History Risk

Small to Mid Cap Company Risk

Tax Risk

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the Fund.

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Performance Because the Frontier Markets Fund commenced investment operations on December 31, 2008, it does not have one year of performance and no Fund performance information is presented.

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UNDERLYING FUND GROWTH FUND DETAILS

Investment Objective The Growth Fund seeks capital growth.

Principal Investment Strategies The Fund seeks to achieve its objective by investing principally in U.S. common and preferred stocks, securities convertible into common stocks, and rights and warrants. The Fund invests primarily in stocks of companies that Smith Asset Management Group, LP (“Smith Group”), the Fund’s Money Manager, selects for their potential contribution to the long-term growth of capital, utilizing Smith Group’s bottom-up stock selection process, while maintaining an overall risk level similar to that of the Fund’s benchmark, the S&P 500/Citigroup Growth Index. See Appendix for additional information about the index.

The primary emphasis of Smith Group’s stock selection process is on bottom-up stock selection. Excess returns are derived from two sources. First, all stocks must pass through a valuation screen designed to eliminate all companies trading above their historical relative price/earnings ratio. Secondly, stocks passing this screen are evaluated on the basis of their ability to produce improved earnings quality and report earnings above expectations.

Smith Group’s large cap core/growth investment process is best described as a core approach. Smith Group buys companies that are undervalued according to a number of commonly accepted value measures, but have improving business fundamentals. Smith Group believes that the best evidence that fundamentals are

MARKET CAPITALIZATION: The Growth Fund generally invests in companies with market capitalizations within the range of the market capitalizations of the companies included in the S&P 500 Index. As of March 31, 2009, the market capitalization of the S&P 500 Index ranged from $360 million for the smallest company to $337 billion for the largest company.

improving is that a company reports earnings that are better than expected, and that it follows through with a pattern of these positive earnings surprises. During the period in which a company is reporting a series of positive earnings surprises it is generally experiencing rapidly accelerating earnings growth that is above the company’s historic growth rate. Smith Group has developed a process of combining traditional fundamental research, behavioral finance, and the latest technological tools in order to find companies with hidden fundamental business improvement. Smith Group uses this process as a way of finding the undervalued companies that have a catalyst for unlocking their value, providing a balance within the portfolio to exposures to valuation and growth.

Principal Investment Risks The principal risks of investing in the Fund are listed below. For additional information regarding the risks of investing in the Fund, please see the “Summary of Principal Risks” section.

Equity Securities Risk

Derivatives Risk

Growth Stocks Risk

Management Risk

Market Risk

Portfolio Turnover Risk

Small to Mid Cap Company Risk

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the Fund.

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Performance The bar chart and table shown illustrate the risks of investing in the Fund by showing the changes of the Fund’s performance from year to year. The bar chart shows the performance of the Fund’s Institutional Class shares. The table compares the Fund’s Institutional Class and Investor Class shares’ average annual total returns to those of a market index over time. All returns assume re-investment of dividends and distributions. All of the Fund’s share classes invest in the same portfolio of securities. Performance of each share class will vary from the performance of the Fund’s other share classes due to differences in charges and expenses. Effective May 1, 2009, the Fund’s Advisor Class shares were renamed Institutional Class Shares. The Fund has not issued any Z Class shares and thus there is no prior performance history to report. As with all mutual funds, how the Fund has performed in the past (before and after taxes) is not an indication of how it will perform in the future. Forward Management became the Fund’s investment advisor on September 1, 2008, and the Fund’s current Money Manager began managing the Fund on September 21, 2007. The chart and table reflect results achieved by the previous investment advisor and Money Managers for the periods prior to those dates.

GROWTH FUND ANNUAL RETURNS - INSTITUTIONAL CLASS

(BAR CHART) 1999 25.87% 2000 -23.58% 2001 -15.30% 2002 -24.26% 2003 21.90% 2004 11.52% 2005 6.44% 2006 6.56% 2007 5.86% 2008 -7.21%	INSTITUTIONAL CLASS SHARES
YEAR-TO-DATE -7.21% AS OF 03/31/09
BEST QUARTER 21.06% 12/31/99
WORST QUARTER -19.75% 12/31/08

AVERAGE ANNUAL TOTAL RETURNS

FOR THE PERIODS ENDED 12/31/08	INCEPTION DATE	1 YEAR	5 YEARS	10 YEARS	SINCE INCEPTION

Institutional Class returns before taxes	08/24/92	-34.24%	-2.51%	-4.04%	6.31%
Institutional Class returns after taxes on distributions	08/24/92	-34.32%	-2.62%	-4.19%	5.15%
Institutional Class returns after taxes on distributions & sale of Fund shares	08/24/92	-22.25%	-2.17%	-3.35%	5.02%
Investor Class returns before taxes	07/01/98	-33.96%	-2.70%	-4.35%	-2.71%
S&P 500/Citigroup Growth Index[1]	N/A	-34.92%	-3.13%	-3.15%	N/A

After-tax returns shown in the table are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans and individual retirement accounts.

[1]

The S&P 500/Citigroup Growth Index (formerly the S&P 500/Barra Growth Index) is an unmanaged index of growth stocks in the S&P 500. Large capitalization growth stocks are the stocks within the S&P 500 that generally have high expected earnings growth and higher than average price-to-book ratios. Investors cannot invest in an index. Returns of the index do not reflect any deduction for fees, expenses or taxes. See Appendix for additional information about this index.

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UNDERLYING FUND HIGH YIELD BOND FUND DETAILS

Investment Objective The High Yield Bond Fund seeks high current income.

Principal Investment Strategies The Fund invests in debt securities, which include corporate bonds. Under normal conditions, the Fund will invest at least 80% of its assets in lower-rated, high yield corporate bonds commonly referred to as “junk bonds.” This investment policy and the name of the Fund may not be changed unless Fund shareholders are notified at least 60 days in advance of the proposed change. High yield debt securities are those rated lower than BBB by Standard & Poor’s Corporation (“S&P”) or lower than Baa by Moody’s Investors Services, Inc. (“Moody’s”), or unrated securities judged to be of comparable quality by the Money Manager. The Fund will normally invest in securities that, at the time of initial investment, are rated lower than BBB and higher than CC+ by S&P or rated lower than Baa3 and higher than Ca by Moody’s. The Fund will normally seek an aggregate dollar-weighted average portfolio duration that does not vary outside of a band of plus or minus 20% from that of the Fund’s benchmark, the Merrill Lynch U.S. High Yield Master II Index. See Appendix for additional information about the index. The Money Manager will attempt to exceed the total return performance of the Merrill Lynch U.S. High Yield Master II Index. The Fund may also invest in dollar denominated, non-investment grade bonds of foreign issuers that, at the time of initial investment, are rated lower than BBB and higher than CC+ by S&P or rated lower than Baa3 and higher than Ca by Moody’s. The Money Manager may invest in unrated securities of domestic or foreign issuers that the Money Manager determines to be of comparable quality. The Fund may also invest in preferred stocks, convertible securities, and non-income producing high yield bonds, such as zero coupon bonds, which pay interest only at maturity, or payment-in-kind bonds, which pay interest in the form of additional securities. The Fund may utilize options on U.S. Government securities, interest rate futures contracts and options on interest rate futures contracts to reduce certain risks of its investments and attempt to enhance income, but not for speculation.

First Western Investment Management, Inc. (“First Western”), the Fund’s Money Manager, selects

DURATION: One of the fundamental tools used by money managers in security selection, is a measure of the price sensitivity of a debt security or a portfolio of debt securities to relative changes in interest rates. For instance, a duration of “three” means that a portfolio’s or security’s price would be expected to decrease by approximately 3% with a 1% increase in interest rates (assuming a parallel shift in the yield curve). As of March 31, 2009, the Merrill Lynch U.S. High Yield Master II Index duration was 3.82 years, although the duration will likely vary in the future.

debt securities on a company-by-company basis, emphasizing fundamental research and a long-term investment horizon. Investment selections will be based on fundamental economic, market and other factors leading to variation by sector, maturity, quality and such other criteria appropriate to meet the Fund’s objective. Their analysis focuses on the nature of a company’s business, its strategy, and the quality of its management. Based on this analysis, First Western looks primarily for companies whose prospects are stable or improving, and whose bonds offer an attractive yield. Companies with improving prospects are normally more attractive, in the opinion of First Western, because they offer better assurance of debt repayment.

Principal Investment Risks The principal risks of investing in the Fund are listed below. For additional information regarding the risks of investing in the Fund, please see the “Summary of Principal Risks” section.

Debt Securities Risk

Derivatives Risk

Foreign Securities Risk

Liquidity Risk

Lower Rated Debt Securities Risk

Management Risk

Market Risk

Portfolio Turnover Risk

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the Fund.

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Performance The bar chart and table shown illustrate the risks of investing in the Fund by showing the changes of the Fund’s performance from year to year. The bar chart shows the performance of the Fund’s Institutional Class shares. The table compares the Fund’s Institutional Class and Investor Class shares’ average annual total returns to those of a market index over time. All returns assume re-investment of dividends and distributions. All of the Fund’s share classes invest in the same portfolio of securities. Performance of each share class will vary from the performance of the Fund’s other share classes due to differences in charges and expenses. Effective May 1, 2009, the Fund’s Advisor Class shares were renamed Institutional Class Shares. The Fund has not issued any Z Class shares and thus there is no prior performance history to report. As with all mutual funds, how the Fund has performed in the past (before and after taxes) is not an indication of how it will perform in the future. Forward Management became the Fund’s investment advisor on September 1, 2008. The chart and table reflect results achieved by the previous investment advisor for the periods prior to that date. Effective June 1, 2008, the Fund’s current Money Manager acquired the former Money Manager, Financial Management Advisors, LLC, portfolio managers of which continue to manage the Fund (since inception). The chart and tables reflect results achieved by Financial Management Advisors, LLC for periods prior to June 1, 2008.

HIGH YIELD BOND FUND ANNUAL RETURNS - INSTITUTIONAL CLASS

(BAR CHART) 2001 5.19% 2002 1.42% 2003 24.24% 2004 9.49% 2005 2.20% 2006 10.82% 2007 2.10% 2008 -22.16%	INSTITUTIONAL CLASS SHARES
YEAR-TO-DATE 6.36% AS OF 03/31/09
BEST QUARTER 8.53% 06/30/03
WORST QUARTER -14.59% 12/31/08

AVERAGE ANNUAL TOTAL RETURNS

FOR THE PERIODS ENDED 12/31/08	INCEPTION DATE	1 YEAR	5 YEARS	SINCE INCEPTION

Institutional Class returns before taxes	05/01/00	-22.16%	-0.29%	2.89%
Institutional Class returns after taxes on distributions	05/01/00	-24.45%	-2.97%	-0.17%
Institutional Class returns after taxes on distributions & sale of Fund shares	05/01/00	-14.16%	-1.58%	0.75%
Investor Class returns before taxes	05/01/00	-22.54%	-0.57%	2.52%
Merrill Lynch U.S. High Yield Master II Index[1]	N/A	-26.39%	-0.86%	N/A

After-tax returns shown in the table are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans and individual retirement accounts.

[1]

The Merrill Lynch U.S. High Yield Master II Index tracks the performance of below-investment grade U.S. dollar-denominated corporate bonds issued in the U.S. domestic market. Investors cannot invest in an index. Returns of the index do not reflect any deduction for fees, expenses or taxes. See Appendix for additional information about this index.

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UNDERLYING FUND INTERNATIONAL EQUITY FUND DETAILS

Investment Objective The International Equity Fund seeks capital growth.

Principal Investment Strategies Under normal conditions, the Fund will invest at least 80% of its assets, including borrowings for investment purposes, if any, in equity securities (depositary receipts, common and preferred stock and securities convertible into common or preferred stock). This investment policy and the name of the Fund with respect to equity securities may not be changed unless Fund shareholders are notified at least 60 days in advance of the proposed change. The Fund will attempt to meet its objective through the active selection of equity securities.

Lazard Asset Management LLC (“Lazard”) serves as the Fund’s Money Manager. Lazard will concentrate investments in holdings that are composed of, but not limited to, countries included in the Morgan Stanley Capital International MSCI EAFE +EM Index (the “Index”). See Appendix for additional information about the Index. The Fund normally intends to diversify its investments among at least 10 different countries throughout the world. A company generally will be considered to be located in a particular country if it meets one or more of the following criteria: (i) the issuer of the security is organized under the laws of, or maintains its principal place of business in, the country; or (ii) during the company’s most recent fiscal year, it derived at least 50% of its revenues or profits from goods or services produced or sold, investments made or services performed in the country, or it has at least 50% of its assets in the country. The Fund may invest a substantial part of its assets in just one country, which will be located outside the United States. The Fund may invest in companies that are in developed countries, as well as companies in countries or economies generally considered to be emerging or developing markets by the MSCI. The Fund may invest in securities of any market capitalization. Through the use of a proprietary model, a quantitative selection process is used to select securities within each underlying industry in the Index.

Lazard utilizes a proprietary bottom-up stock selection process that is based on a quantitative multi-factor model used to select securities within each underlying industry in the Index. Portfolio construction focuses on strong risk controls relative to the benchmark, specifically controls for country, sector and size exposures.

Principal Investment Risks The principal risks of investing in the Fund are listed below. For additional information regarding the risks of investing in the Fund, please see the “Summary of Principal Risks” section.

Equity Securities Risk

Foreign Securities Risk

Growth Stocks Risk

Management Risk

Market Risk

Portfolio Turnover Risk

Small to Mid Cap Company Risk

Value Stocks Risk

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the Fund.

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Performance The bar chart and table shown illustrate the risks of investing in the Fund by showing the changes of the Fund’s performance from year to year. The bar chart shows the performance of the Fund’s Institutional Class shares. The table compares the Fund’s Institutional Class and Investor Class shares’ average annual total returns to those of a market index over time. All returns assume re-investment of dividends and distributions. All of the Fund’s share classes invest in the same portfolio of securities. Performance of each share class will vary from the performance of the Fund’s other share classes due to differences in charges and expenses. Effective May 1, 2009, the Fund’s Advisor Class shares were renamed Institutional Class Shares. The Fund has not issued any Z Class shares and thus there is no prior performance history to report. As with all mutual funds, how the Fund has performed in the past (before and after taxes) is not an indication of how it will perform in the future. Forward Management became the Fund’s investment advisor on September 1, 2008, and the Fund’s current Money Manager began managing the Fund on December 1, 2008. The chart and table reflect results achieved by the previous investment advisor and Money Managers for the periods prior to those dates.

INTERNATIONAL EQUITY FUND ANNUAL RETURNS - INSTITUTIONAL CLASS

(BAR CHART) 1999 48.93% 2000 -24.55% 2001 -24.82% 2002 -14.83% 2003 34.30% 2004 17.76% 2005 14.33% 2006 33.13% 2007 12.97% 2008 -52.29%	INSTITUTIONAL CLASS SHARES
YEAR-TO-DATE -14.05% AS OF 03/31/09
BEST QUARTER 30.20% 12/31/99
WORST QUARTER -28.68% 12/31/08

AVERAGE ANNUAL TOTAL RETURNS

	INCEPTION DATE	1 YEAR	5 YEARS	10 YEARS	SINCE INCEPTION

Institutional Class returns before taxes	10/31/94	-52.29%	-0.69%	-0.69%	2.55%
Institutional Class returns after taxes on distributions	10/31/94	-52.86%	-1.43%	-1.73%	1.63%
Institutional Class returns after taxes on distributions & sale of Fund shares	10/31/94	-33.42%	-0.57%	-0.79%	1.98%
Investor Class returns before taxes	07/06/98	-52.57%	-1.14%	-1.13%	-1.47%
MSCI EAFE + EM GDTR_D Index[1,2]	N/A	-45.24%	2.81%	1.98%	N/A

After-tax returns shown in the table are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans and individual retirement accounts.

[1]	Effective December 1, 2008, the benchmark index for the Fund changed to the MSCI EAFE + EM GDTR_D Index.

[2]

The MSCI EAFE + EM GDTR_D Index is an unmanaged index of 44 developed (excluding the United States and Canada and including Japan, the United Kingdom, Germany and France) and emerging market countries. “GDTR” indicates that the gross dividend is reinvested. “D” indicates that the U.S. dollar is used as the base currency.

Investors cannot invest in an index. Returns of the index do not reflect any deduction for fees, expenses or taxes. See Appendix for additional information about this index.

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UNDERLYING FUND INVESTMENT GRADE FIXED-INCOME FUND DETAILS

Investment Objective The Investment Grade Fixed-Income Fund (formerly known as the Accessor Intermediate Fixed-Income Fund) seeks generation of current income.

Principal Investment Strategies The Fund seeks to achieve its objective by investing at least 80% of its assets in investment grade fixed-income securities or synthetic instruments, such as options, swaps, forwards and futures, that have similar economic characteristics to investment grade fixed-income securities. This investment policy and the name of the Fund with respect to fixed-income securities may not be changed unless Fund shareholders are notified at least 60 days in advance of the proposed change. The Fund primarily invests in U.S. corporate bonds, U.S. Government or agency securities and mortgage-backed and asset-backed securities that are of investment grade quality (i.e., rated BBB or higher by S&P or Baa or higher by Moody’s) at the time of purchase or that are unrated but judged to be of comparable quality by the Money Manager. The Fund will normally seek to have a dollar-weighted average portfolio duration that does not vary more or less than two years from that of the Fund’s benchmark, the Barclays Capital Government/Credit Index (the “BCGC Index”). See Appendix for additional information about the index. The Fund may invest up

DURATION: One of the fundamental tools used by money managers in security selection, is a measure of the price sensitivity of a debt security or a portfolio of debt securities to relative changes in interest rates. For instance, a duration of “three” means that a portfolio’s or security’s price would be expected to decrease by approximately 3% with a 1% increase in interest rates (assuming a parallel shift in the yield curve). As of March 31, 2009, the BCGC Index duration was 5.2 years, although the duration will likely vary in the future.

to 5% of its net assets in securities rated BB or lower by S&P or Ba or lower by Moody’s at the time of purchase or debt securities unrated but judged to be of comparable quality by the Money Manager. The Fund may purchase lower rated debt securities when the Money Manager views the issuer’s credit as stable or improving, and the difference in the yield offered by investment grade and below investment grade securities is large enough to compensate for the increased risks associated with investing in lower rated securities. The Fund may invest up to 10% of its net assets in emerging markets debt or instruments with exposure to emerging markets debt. The Fund may utilize options on U.S. Government securities, interest rate futures contracts and options on interest rate futures contracts to reduce certain risks of its investments and to attempt to enhance income, but not for speculation. The Money Manager will attempt to exceed the total return performance of the BCGC Index.

The portfolio construction of individual portfolios is determined by Pacific Investment Management Company LLC (“PIMCO”)’s portfolio management group. The structure of this group resembles a hub and spoke system, with seven senior generalist portfolio managers comprising the hub and a group of sector specialists the spokes. PIMCO assigns a generalist portfolio manager to each account. It is the generalist’s responsibility to see that all portfolios are structured to reflect the model portfolio defined by the PIMCO Investment Committee. Generalists are given some latitude in terms of timing and issue selection, but are required to keep portfolio characteristics within a moderate range around model targets. Generalists receive input and strategic ideas from sector specialist teams that cover every segment of the fixed income universe.

PIMCO’s investment process includes both top-down and bottom-up decision-making. Bottom-up security selection is an important aspect of portfolio construction. Sector specialists are charged with determining relative value within their sectors and play a key role in security selection. An important resource for the sector specialists is PIMCO’s staff of highly seasoned analysts who conduct independent security analysis. PIMCO also utilizes an extensive library of proprietary analytical software to help quantify risks and relative value in different securities.

The top-down analysis is formalized during the “Secular Forum,” during which PIMCO establishes its outlook for global bond markets over the next three to five years. Selected members of the investment staff are assigned secular topics to monitor, including monetary and fiscal policy, inflation, demographics, technology, productivity trends, global trade, etc. This outlook is then supplemented by a quarterly economic forum which is used to evaluate growth and inflation over the business cycle horizon of the next 6-9 months.

Principal Investment Risks The principal risks of investing in the Fund are listed below. For additional information regarding the risks of investing in the Fund, please see the “Summary of Principal Risks” section.

Debt Securities Risk

Derivatives Risk

Equity Securities Risk

Government Sponsored Enterprises (“GSE”) Risk

Liquidity Risk

Lower Rated Debt Securities Risk

Management Risk

Market Risk

Mortgage-related and Other Asset-backed Securities Risk

Portfolio Turnover Risk

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the Fund.

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Performance The bar chart and table shown illustrate the risks of investing in the Fund by showing the changes of the Fund’s performance from year to year. The bar chart shows the performance of the Fund’s Institutional Class shares. The table compares the Fund’s Institutional Class and Investor Class shares’ average annual total returns to those of a market index over time. All returns assume re-investment of dividends and distributions. All of the Fund’s share classes invest in the same portfolio of securities. Performance of each share class will vary from the performance of the Fund’s other share classes due to differences in charges and expenses. Effective May 1, 2009, the Fund’s Advisor Class shares were renamed Institutional Class Shares. The Fund has not issued any Z Class shares and thus there is no prior performance history to report. As with all mutual funds, how the Fund has performed in the past (before and after taxes) is not an indication of how it will perform in the future. Forward Management became the Fund’s investment advisor on September 1, 2008, and the Fund’s current Money Manager began managing the Fund on May 19, 2008. The chart and table reflect results achieved by the previous investment advisor and Money Managers for the periods prior to those dates.

INVESTMENT GRADE FIXED - INCOME FUND ANNUAL RETURNS - INSTITUTIONAL CLASS

(BAR CHART) 1999 -3.58% 2000 10.17% 2001 8.00% 2002 11.70% 2003 4.93% 2004 3.88% 2005 3.69% 2006 3.73% 2007 3.64% 2008 -2.43%	INSTITUTIONAL CLASS SHARES
YEAR-TO-DATE -1.27% AS OF 03/31/09
BEST QUARTER 5.56% 12/31/08
WORST QUARTER -3.52% 06/30/08

AVERAGE ANNUAL TOTAL RETURNS

FOR THE PERIODS ENDED 12/31/08	INCEPTION DATE	1 YEAR	5 YEARS	10 YEARS	SINCE INCEPTION
Institutional Class returns before taxes	06/15/92	-2.43%	2.47%	4.27%	5.30%
Institutional Class returns after taxes on distributions	06/15/92	-4.41%	0.28%	1.97%	2.93%
Institutional Class returns after taxes on distributions & sale of Fund shares	06/15/92	-1.61%	0.86%	2.29%	3.10%
Investor Class returns before taxes	07/14/98	-2.85%	2.04%	3.79%	4.04%
Barclays Capital U.S. Government/Credit Index[1]	N/A	5.71%	4.65%	5.64%	N/A

After-tax returns shown in the table are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans and individual retirement accounts.

[1]

The Barclays Capital U.S. Government/Credit Index is an unmanaged index of fixed-rate government and corporate bonds rated investment grade or higher. Investors cannot invest in an index. Returns of the index do not reflect any deduction for fees, expenses or taxes. Prior to November 1, 2008 this index was published by Lehman Brothers. See Appendix for additional information about this index.

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UNDERLYING FUND MORTGAGE SECURITIES FUND DETAILS

Investment Objective The Mortgage Securities Fund seeks generation of current income.

Principal Investment Strategies Under normal market conditions, the Fund will invest at least 80% of its assets in mortgage-related securities. This investment policy and the name of the Fund may not be changed unless Fund shareholders are notified at least 60 days in advance of the proposed change. The Fund normally invests in mortgage-related securities issued or guaranteed by the U.S. Government or its agencies or non-U.S. Government mortgage-related securities, including passthroughs and CMOs, and CMBSs, and asset-backed securities, rated A or higher by S&P or Moody’s or unrated but considered to be of comparable quality by the Money Manager. The Fund will normally seek an aggregate dollar-weighted average portfolio duration that does not vary outside of a band of plus or minus 20% from that of the Fund’s benchmark, the Barclays Capital Mortgage-Backed Securities Index (the “BCM Index”). See Appendix for additional information about the index. The Fund may utilize options on U.S. Government securities, interest rate swaps, interest rate futures contracts, and options on interest rate futures contracts to reduce certain risks of its investments and to attempt to enhance income, but not for speculation.

BlackRock Financial Management, Inc. (“BlackRock”), the Fund’s Money Manager, uses quantitative risk control methods to ensure that the Fund’s overall risk and duration characteristics are consistent with the BCM Index. BlackRock’s investment philosophy and process centers around four key principles:

controlled duration (controlling sensitivity to interest rates);

relative value sector rotation and security selection (analyzing a sector’s and a security’s impact on the overall portfolio);

DURATION: One of the fundamental tools used by money managers in security selection, is a measure of the price sensitivity of a debt security or a portfolio of debt securities to relative changes in interest rates. For instance, a duration of “three” means that a portfolio’s or security’s price would be expected to decrease by approximately 3% with a 1% increase in interest rates (assuming a parallel shift in the yield curve). As of March 31, 2009, the duration of the BCM Index was 1.5 years, although the duration will likely vary in the future.

rigorous quantitative analysis to security valuation (mathematically analyzing a security’s value); and

quality credit analysis (analyzing a security’s credit quality).

BlackRock’s Investment Strategy Committee determines the firm’s broad investment strategy based on macroeconomics (for example, interest rate trends) and market trends, as well as input from risk management and credit committee professionals. The Money Manager then implements this strategy by selecting the sectors and securities which offer the greatest relative value within investment guidelines. Investment selections will be based on fundamental economic, market and other factors leading to variation by sector, maturity, quality and such other criteria appropriate to meet the Fund’s objective. The Money Manager will attempt to exceed the total return performance of the BCM Index.

Principal Investment Risks The principal risks of investing in the Fund are listed below. For additional information regarding the risks of investing in the Fund, please see the “Summary of Principal Risks” section.

Derivatives Risk

Government Sponsored Enterprises (“GSE”) Risk

Liquidity Risk

Management Risk

Market Risk

Mortgage-related and Other Asset-backed Securities Risk

Portfolio Turnover Risk

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the Fund.

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Performance The bar chart and table shown illustrate the risks of investing in the Fund by showing the changes of the Fund’s performance from year to year. The bar chart shows the performance of the Fund’s Institutional Class shares. The table compares the Fund’s Institutional Class and Investor Class shares’ average annual total returns to those of a market index over time. All returns assume re-investment of dividends and distributions. All of the Fund’s share classes invest in the same portfolio of securities. Performance of each share class will vary from the performance of the Fund’s other share classes due to differences in charges and expenses. Effective May 1, 2009, the Fund’s Advisor Class shares were renamed Institutional Class Shares. The Fund has not issued any Z Class shares and thus there is no prior performance history to report. As with all mutual funds, how the Fund has performed in the past (before and after taxes) is not an indication of how it will perform in the future. Forward Management became the Fund’s investment advisor on September 1, 2008. The chart and table reflect results achieved by the previous investment advisor for the periods prior to that date and the current Money Manager.

MORTGAGE SECURITIES FUND ANNUAL RETURNS - INSTITUTIONAL CLASS

(BAR CHART) 1999 1.19% 2000 11.11% 2001 7.68% 2002 7.90% 2003 2.34% 2004 3.87% 2005 1.95% 2006 3.92% 2007 6.28% 2008 1.17%	INSTITUTIONAL CLASS SHARES
YEAR-TO-DATE 2.32% AS OF 03/31/09
BEST QUARTER 4.24% 09/30/01
WORST QUARTER -1.50% 09/30/08

AVERAGE ANNUAL TOTAL RETURNS

FOR THE PERIODS ENDED 12/31/08	INCEPTION DATE	1 YEAR	5 YEARS	10 YEARS	SINCE INCEPTION

Institutional Class returns before taxes	05/18/92	1.17%	3.42%	4.69%	5.57%
Institutional Class returns after taxes on distributions	05/18/92	-0.33%	1.84%	2.79%	3.46%
Institutional Class returns after taxes on distributions & sale of Fund shares	05/18/92	0.75%	2.00%	2.85%	3.47%
Investor Class returns before taxes	07/08/98	0.67%	2.98%	4.23%	4.28%
Barclays Capital Mortgage-Backed Securities Index[1]	N/A	8.34%	5.54%	6.04%	N/A

After-tax returns shown in the table are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans and individual retirement accounts.

[1]

The Barclays Capital Mortgage-Backed Securities Index is an unmanaged index of fixed-rate securities backed by mortgage pools of the Government National Mortgage Association, Federal Home Loan Mortgage Corporation and Federal National Mortgage Association. Investors cannot invest in an index. Returns of the index do not reflect any deduction for fees, expenses or taxes. Prior to November 1, 2008 this index was published by Lehman Brothers. See Appendix for additional information about this index.

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UNDERLYING FUND SMALL TO MID CAP FUND DETAILS

Investment Objective The Small to Mid Cap Fund seeks capital growth.

Principal Investment Strategies The Fund seeks to achieve its objective by investing at least 80% of its assets in stocks of small and medium capitalization issuers. This investment policy and the name of the Fund with respect to market capitalization may not be changed unless Fund shareholders are notified at least 60 days in advance of the proposed change. Generally, small capitalization issuers have a capitalization of $1 billion or less at the time of investment and medium capitalization issuers have a capitalization ranging from $1 billion to $10 billion at the time of investment. In addition, the Fund will seek to maintain an average market capitalization similar to and will attempt to have a roughly similar distribution of stocks by market capitalization as the Fund’s benchmark, the Dow Jones Wilshire 4500 Completion Index. See Appendix for additional information about the index. The Fund invests principally in common and preferred stock, securities convertible into common stock, and rights and warrants of such issuers. Investment selections may be based on fundamental economic, market and other factors which may lead to variation by economic sectors, industry or other appropriate criteria to meet the Fund’s objective. The Fund may engage in various portfolio strategies (for example, options or futures but not for speculation) to reduce certain risks of its investments and may thereby enhance income.

SPECIAL NOTE: As of March 31, 2009, the market capitalization of the Dow Jones Wilshire 4500 Completion Index ranged from under $1 million for the smallest company to $102 billion for the largest company. The weighted average market value of the Index was $11 billion, which may vary from month to month.

Los Angeles Capital Management and Equity Research, Inc. (“LA Capital”), the Fund’s Money Manager, employs its multifactor Dynamic Alpha stock evaluation model to identify a portfolio of mid and small cap stocks which the manager believes offers the best long-term return potential subject to the Fund’s investment guidelines. The Money Manager will seek to meet the Fund’s investment objective by investing primarily in stocks of companies with risk characteristics which are in favor in the current market environment while underweighting stocks whose characteristics are presently out of favor.

Principal Investment Risks The principal risks of investing in the Fund are listed below. For additional information regarding the risks of investing in the Fund, please see the “Summary of Principal Risks” section.

Derivatives Risk

Equity Securities Risk

Management Risk

Market Risk

Portfolio Turnover Risk

Small to Mid Cap Company Risk

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the Fund.

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Performance The bar chart and table shown illustrate the risks of investing in the Fund by showing the changes of the Fund’s performance from year to year. The bar chart shows the performance of the Fund’s Institutional Class shares. The table compares the Fund’s Institutional Class and Investor Class shares’ average annual total returns to those of a market index over time. All returns assume re-investment of dividends and distributions. All of the Fund’s share classes invest in the same portfolio of securities. Performance of each share class will vary from the performance of the Fund’s other share classes due to differences in charges and expenses. Effective May 1, 2009, the Fund’s Advisor Class shares were renamed Institutional Class Shares. The Fund has not issued any Z Class shares and thus there is no prior performance history to report. As with all mutual funds, how the Fund has performed in the past (before and after taxes) is not an indication of how it will perform in the future. Forward Management became the Fund’s investment advisor on September 1, 2008, and the Fund’s current Money Manager began managing the Fund on June 2, 2008. The chart and table reflect results achieved by the previous investment advisor and Money Managers for the periods prior to those dates.

SMALL TO MID CAP FUND ANNUAL RETURNS - INSTITUTIONAL CLASS

(BAR CHART) 1999 27.26% 2000 -18.22% 2001 -14.13% 2002 -14.70% 2003 43.91% 2004 18.86% 2005 12.98% 2006 13.75% 2007 -2.89% 2008 -40.33%	INSTITUTIONAL CLASS SHARES
YEAR-TO-DATE -10.86% AS OF 03/31/09
BEST QUARTER 21.33% 06/30/03
WORST QUARTER -25.12% 12/31/08

AVERAGE ANNUAL TOTAL RETURNS

FOR THE PERIODS ENDED 12/31/08	INCEPTION DATE	1 YEAR	5 YEARS	10 YEARS	SINCE INCEPTION

Institutional Class returns before taxes	08/24/92	-40.33%	-2.41%	-0.30%	7.25%
Institutional Class returns after taxes on distributions	08/24/92	-40.38%	-2.45%	-0.99%	5.77%
Institutional Class returns after taxes on distributions & sale of Fund shares	08/24/92	-26.12%	-2.03%	-0.57%	5.63%
Investor Class returns before taxes	06/24/98	-40.63%	-2.86%	-0.75%	-0.41%
Dow Jones Wilshire 4500 Completion Index[1]	N/A	-39.02%	-0.76%	1.65%	N/A

After-tax returns shown in the table are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans and individual retirement accounts.

[1]

The Dow Jones Wilshire 4500 Completion Index (float-adjusted) is an unmanaged index of stocks of medium and small capitalization companies not in the S&P 500 Index. Investors cannot invest in an index. Returns of the index do not reflect any deduction for fees, expenses or taxes. See Appendix for additional information about this index.

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UNDERLYING FUND STRATEGIC ALTERNATIVES FUND DETAILS

Investment Objective The Strategic Alternatives Fund seeks to provide long-term capital appreciation and income. The investment objective of the Fund is not fundamental and may be changed without shareholder approval by the Board of Trustees of the Fund.

Principal Investment Strategies The Fund seeks to achieve its objective by investing at least 80% of its assets in asset classes that exhibit low historical correlations with global stock and bond markets. For purposes of this investment policy, “assets” includes not only the amount of the Fund’s net assets attributable to investments in asset classes that exhibit low historical correlations with global stock and bond markets, but also the Fund’s net assets that are segregated on the Fund’s books and records or being used for collateral, as required by applicable regulatory guidance, or otherwise used to cover such investment exposure. This investment policy may not be changed unless Fund shareholders are notified at least 60 days in advance of the proposed change. To achieve its objective, the Fund will invest primarily in alternative asset classes (such as real estate, a variety of commodity-related securities and currencies) that historically have had a low correlation to traditional asset classes (such as stocks, bonds and money market securities).

The Fund will seek exposure to alternative asset classes by investing in structured notes, exchanged traded notes (“ETNs”), exchange traded funds (“ETFs”), mutual funds, and closed-end funds (ETFs, mutual funds and closed-end funds are referred to as “Underlying Funds”). The Fund may also seek to obtain, or reduce, exposure to one or more alternative asset classes through investments in derivatives, such as futures, options, and swaps.

The Fund’s manager, Forward Management, utilizes a core/satellite approach to managing the Fund. The core portfolio is designed to have less portfolio turnover than the satellite portfolio, while the satellite portfolio will be more actively managed and may add additional assets that are not part of the core portfolio, as discussed below.

The core portfolio will consist generally of investments that provide exposure to the commodity markets through such instruments as structured notes, ETFs, ETNs and commodities futures contracts relating to such instruments, and exposure to the currency markets through such instruments as structured notes, ETFs, ETNs and currency options and forwards relating to such instruments and investments in underlying funds that (i) invest in domestic and international real estate including real estate investment trusts (“REITs”), (ii) seek to track a broad U.S. real estate benchmark, and (iii) seek to track a broad international real estate benchmark. The core portfolio may represent 50% to 100% of the overall portfolio, but the Manager anticipates that the core portfolio will typically comprise approximately 75% of the Fund.

The remainder (or satellite portfolio) of the Fund will be allocated among other alternative asset classes not included in the core portfolio. These asset classes may include emerging markets debt, international sovereign bonds and bank loans. However, the Manager may invest in any other non-traditional asset class that the Manager believes may provide returns that have weak correlation to traditional asset classes.

The Fund will invest directly in fixed-income securities rated investment grade. However, Underlying Funds in which the Fund invests may themselves invest in underlying investments rated below investment grade.

At the Manager’s discretion, the Fund may invest a substantial portion of its assets in cash, cash equivalents, high quality short-term debt securities and money market instruments for temporary defensive purposes in response to adverse market, political or economic conditions.

The Manager uses a combination of techniques and strategies to achieve the Fund’s investment objective but primarily relies on a top-down systematic approach. This top-down approach generally utilizes the following four broad factors: Valuation, Growth, Macroeconomic Conditions, and Sentiment.

Valuation: This broad factor includes several sub-components that focus on relative market valuations using common metrics such as forward P/E (price to earnings ratio), earnings spreads, and yields. The Manager believes that capital markets have efficient characteristics, meaning that market participants receive and act on all information as soon as it is available. However, the value of certain asset classes may become disproportionately attractive to the general market and this might present an opportunity to take advantage of these perceived mispricings of assets in order to achieve the Fund’s investment objective. In the Manager’s opinion, valuation may help indicate how various asset classes perform over time relative to the broad securities market.

Growth: The second broad factor reviews the growth of corporate earnings and cash flows using metrics such as analyst estimate revisions, positive and negative earning surprises, and year-over-year revenue and earnings growths. The growth or decline of corporate earnings and cash flow can have widespread ramifications on global capital markets. The Manager believes that these fundamental changes in corporate financials may create unique opportunities to take advantage of long-term trends in order to achieve the Fund’s investment objective.

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Macroeconomic Conditions: The third broad factor is used for determining the long-term trends of the various asset classes in which the Fund invests. Macroeconomic data plays a significant role in the management of the Fund and includes items such as forecasted Gross Domestic Product (GDP) growth, leading indicators, inflation, trade balance/currency strength, monetary policy expectation and housing market. Overall, the Fund attempts to realize the investment objective by optimally positioning the portfolio in order to take advantage of long-term macroeconomic trends.

Sentiment: This last factor is used to track market momentum. This factor considers several items such as moving averages, investor sentiment polls, fund flows, Fed funds futures contracts and credit default swap spreads.

In addition to the above-mentioned factors, the Fund’s allocations are reviewed by the Manager’s Investment Policy Committee, which provides overall guidance on the Fund’s strategy. However, the Fund is subject to daily movements and the portfolio managers may deviate from the general strategy in order to meet the Fund’s investment objective and maintain liquidity.

The Manager may seek to protect a position or positions within the Fund’s portfolio through hedging techniques such as covered calls or through the use of swaps. These techniques are used primarily for managing the risk of specific positions and not for the purpose of speculation.

Principal Investment Risks The following risks are principal risks of the Fund or another investment company in which the Fund may invest. For additional information regarding the risks of investing in the Fund, please see the “Summary of Principal Risks” section.

Allocation Risk

Derivatives Risk

Emerging and Frontier Markets Risk

ETF Risk

ETN Risk

Foreign Securities Risk

Government Sponsored Enterprises (“GSE”) Risk

Investments in Other Investment Companies Risk

Liquidity Risk

Lower Rated Debt Securities Risk

Management Risk

Market Risk

Mortgage-related and Other Asset-backed Securities Risk

Non-Diversified Risk

Portfolio Turnover Risk

REITs Risk

Small to Mid Cap Company Risk

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the Fund.

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Performance Because the Strategic Alternatives Fund commenced investment operations on January 30, 2008, it does not have one year of performance and no Fund performance information is presented.

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UNDERLYING FUND U.S. GOVERNMENT MONEY FUND DETAILS

Investment Objective The U.S. Government Money Fund seeks maximum current income consistent with the preservation of principal and liquidity.

Principal Investment Strategies The Fund seeks to achieve its objective by investing all of its investable assets in obligations issued or guaranteed by the U.S. Government, its agencies, instrumentalities or sponsored enterprises (“U.S. Government securities”) or in repurchase agreements secured by such instruments. This investment policy and the name of the Fund may not be changed unless the Fund shareholders are notified at least 60 days in advance of the proposed change. The Fund follows applicable regulatory requirements concerning the quality, maturity, and diversifications of its investments. The Fund seeks to maintain an average dollar weighted portfolio maturity of 90 days or less, while maintaining liquidity and maximizing current yield. Because the U.S. Government Money Fund may be 100% invested in securities of the U.S. Government, its agencies or instrumentalities, its return may be less than a Fund which can invest without limitation in all types of securities.

Forward Management directly invests the assets of the Fund. Forward Management uses quantitative analysis to maximize the Fund’s yield. The U.S. Government Money Fund seeks to maintain a stable share value of $1.00 per share, although there is no assurance that it will be able to do so. It is possible to lose money by investing in the U.S. Government Money Fund.

The U.S. Government Money Fund is a permissible investment for federal credit unions under the Federal Credit Union Act and the National Credit Union Administration Rules and Regulations.

Principal Investment Risks The principal risks of investing in the Fund are listed below. For additional information regarding the risks of investing in the Fund, please see the “Summary of Principal Risks” section.

Debt Securities Risk Government Sponsored Enterprises (“GSE”) Risk

Management Risk

Market Risk

Repurchase Agreements Risk

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, there is no assurance that it will do so and it is possible to lose money by investing in the Fund.

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Performance The bar chart and table shown illustrate the risks of investing in the Fund by showing the changes of the Fund’s performance from year to year. The bar chart shows the performance of the Fund’s Institutional Class shares. The table compares the Fund’s Institutional Class, Investor Class and Z Class shares’ average annual total returns to those of a market index over time. All returns assume re-investment of dividends and distributions. All of the Fund’s share classes invest in the same portfolio of securities. Performance of each share class will vary from the performance of the Fund’s other share classes due to differences in charges and expenses. Effective May 1, 2009, the Fund’s Advisor Class shares were renamed Institutional Class Shares and the Fund’s Institutional Class Shares were renamed Z Class. As with all mutual funds, how the Fund has performed in the past (before and after taxes) is not an indication of how it will perform in the future. Forward Management became the Fund’s investment advisor on September 1, 2008. The chart and table reflect results achieved by the previous investment advisor for the periods prior to that date.

U.S. GOVERNMENT MONEY FUND ANNUAL RETURNS - INSTITUTIONAL CLASS

(BAR CHART) 1999 4.72% 2000 5.99% 2001 3.81% 2002 1.45% 2003 0.72% 2004 0.93% 2005 2.75% 2006 4.49% 2007 4.67% 2008 2.30%	INSTITUTIONAL CLASS SHARES
YEAR-TO-DATE 0.16% AS OF 03/31/09
BEST QUARTER 1.53% 12/31/00
WORST QUARTER 0.15% 09/30/03

AVERAGE ANNUAL TOTAL RETURNS

FOR THE PERIODS ENDED 12/31/08	INCEPTION DATE	1 YEAR	5 YEARS	10 YEARS	SINCE INCEPTION

Institutional Class returns before taxes	04/09/92	2.30%	3.02%	3.17%	N/A
Investor Class returns before taxes	07/29/98	1.79%	2.57%	2.70%	N/A
Z Class returns before taxes[1]	01/04/07	2.55%	N/A	N/A	N/A
CitiGroup 3 Month T-bill Index[2]	N/A	1.80%	3.10%	3.30%	N/A

After-tax returns shown in the table are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans and individual retirement accounts.

The Fund’s 7-day effective yield on 03/31/09 was 0.39% for Institutional Class Shares, 0.14% for Investor Class Shares and 0.64% for Z Class shares.

For the Fund’s current yield, call toll free (800) 759-3504 or visit www.accessor.com.

[1]	Effective May 1, 2009, the Fund’s Institutional Class shares were renamed Z Class shares

[2]

The CitiGroup 3 Month T-bill Index (formerly the Salomon Brothers U.S. 3 Month T-bill Index) is designed to measure the return of the 3 month Treasury bills. Investors cannot invest in an index. Returns of the index do not reflect any deduction for fees, expenses or taxes.

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UNDERLYING FUND VALUE FUND DETAILS

Investment Objective The Value Fund seeks capital growth.

Principal Investment Strategies The Fund seeks to achieve its objective by investing principally in common and preferred stocks, convertible securities, and rights and warrants of companies whose stocks appear attractively valued relative to their peers, in addition to having favorable earnings, quality and price characteristics. The Fund seeks to invest primarily in stocks of companies that Acadian Asset Management LLC (“Acadian”), the Fund’s Money Manager, believes are undervalued. Acadian attempts to exceed the performance of the Fund’s benchmark, the S&P 500/Citigroup Value Index. See Appendix for additional information about the Index. The Fund may also engage in various portfolio strategies (for example, futures) to reduce certain risks of its investments and to enhance income, but not for speculation.

Acadian uses stock factors in an effort to predict how well each stock in its 5,500-stock U.S. universe will perform relative to its peer group. Acadian also applies separate models to forecast industry group level returns, in an effort to predict how well the stock’s industry group will perform relative to other industry groups in the U.S., and then adds that forecast to each stock’s forecast. At the individual stock level, Acadian uses a wide range of quantitative factors, including valuation, earnings, quality metrics, price movements and size. At the industry level, Acadian utilizes valuation, risk, growth and economic movements. Acadian combines and weights the values of all the factors, utilizing a proprietary methodology to determine a  return  forecast  for   each

MARKET CAPITALIZATION: The Value Fund generally invests in companies with market capitalizations within the range of the market capitalizations of the companies included in the S&P 500 Index. As of March 31, 2009, the market capitalization of the S&P 500 Index ranged from $360 million for the smallest company to $336 billion for the largest company.

stock. The end result is a ranking of the entire 5,500-stock universe from most attractive to least attractive. The firm then uses a sophisticated portfolio optimization system to trade off the expected return of the stocks with such considerations as the Fund’s benchmark index, targeted level of risk, transaction cost estimates and other requirements. Industry weights fall out of the bottom-up stock selection process, with overall portfolio risk control ensuring an appropriate level of diversification. A stock is sold if its expected return deteriorates to the point where it can be replaced by a more attractive holding. The replacement stock’s expected return must be enough to more than cover the transaction costs of selling the current holding and buying the new opportunity.

Principal Investment Risks The principal risks of investing in the Fund are listed below. For additional information regarding the risks of investing in the Fund, please see the “Summary of Principal Risks” section.

Derivatives Risk

Equity Securities Risk

Management Risk

Market Risk

Portfolio Turnover Risk

Small to Mid-Cap Company Risk

Value Stocks Risk

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the Fund.

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Performance The bar chart and table shown illustrate the risks of investing in the Fund by showing the changes of the Fund’s performance from year to year. The bar chart shows the performance of the Fund’s Institutional Class shares. The table compares the Fund’s Institutional Class and Investor Class shares’ average annual total returns to those of a market index over time. All returns assume re-investment of dividends and distributions. All of the Fund’s share classes invest in the same portfolio of securities. Performance of each share class will vary from the performance of the Fund’s other share classes due to differences in charges and expenses. Effective May 1, 2009, the Fund’s Advisor Class shares were renamed Institutional Class shares. The Fund has not issued any Z Class shares and thus there is no prior performance history to report. As with all mutual funds, how the Fund has performed in the past (before and after taxes) is not an indication of how it will perform in the future. Forward Management became the Fund’s investment advisor on September 1, 2008, and the Fund’s current Money Manager began managing the Fund on March 1, 2007. The chart and table reflect results achieved by the previous investment advisor and by the previous Money Managers for the periods prior to those dates.

VALUE FUND ANNUAL RETURNS - INSTITUTIONAL CLASS

(BAR CHART) 1999 6.87% 2000 2.38% 2001 -9.48% 2002 -23.01% 2003 30.50% 2004 14.67% 2005 6.09% 2006 16.42% 2007 3.32% 2008 -39.18%	INSTITUTIONAL CLASS SHARES
YEAR-TO-DATE -17.48% AS OF 03/31/09
BEST QUARTER 17.48% 06/30/03
WORST QUARTER -21.54% 12/31/08

AVERAGE ANNUAL TOTAL RETURNS

FOR THE PERIODS ENDED 12/31/08	INCEPTION DATE	1 YEAR	5 YEARS	10 YEARS	SINCE INCEPTION

Institutional Class returns before taxes	08/24/92	-39.18%	-2.31%	-1.21%	6.05%
Institutional Class returns after taxes on distributions	08/24/92	-39.62%	-2.86%	-2.01%	4.48%
Institutional Class returns after taxes on distributions & sale of Fund shares	08/24/92	-25.40%	-2.11%	-1.34%	4.54%
Investor Class returns before taxes	07/01/98	-39.49%	-2.75%	-1.65%	-1.67%
S&P 500/Citigroup Value Index[1]	N/A	-39.22%	-1.31%	-0.25%	N/A

After-tax returns shown in the table are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans and individual retirement accounts.

[1]

The S&P 500/Citigroup Value Index (formerly the S&P500/BARRA Value Index) is an unmanaged index of value stocks in the S&P 500. Large capitalization value stocks are the stocks within the S&P500 that generally are priced below the market average based on earnings and lower than average price-to-book ratios. Investors cannot invest in an index. Returns of the index do not reflect any deduction for fees, expenses or taxes. See Appendix for additional information about this index.

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FUND EXPENSES

The following tables describe the fees and expenses that you may pay if you invest in Institutional Class, Investor Class and Z Class Shares of the Funds. The information in this section is intended to help you compare the cost of investing in the Funds with the costs of investing in other mutual funds. The tables reflect estimated expenses due to contractual adjustments to the level of fees paid to certain sub-advisors and service providers and with respect to the commencement of operations of certain funds and the Z Class shares. Shareholders of the Allocation Funds will indirectly bear their pro rata share of the fees and expenses (including management fees) incurred by each of the Underlying Funds in which the Allocation Fund invests that are borne by all Underlying Fund shareholders, reflected in the Acquired Funds Fees and Expenses, below.

SHAREHOLDER FEES (fees paid directly from your investment)[1,2]
	Institutional Class	Investor Class	Z Class
Maximum Sales Charge Imposed On Purchases	None	None	None
Maximum Sales Charge Imposed On Reinvested Dividends	None	None	None
Maximum Deferred Sales Charge	None	None	None

ANNUAL FUND OPERATING EXPENSES (expenses deducted from Fund assets)
	INCOME ALLOCATION		INCOME & GROWTH ALLOCATION
	Institutional	Investor	Institutional	Investor
Management Fees[3]	0.10%	0.10%	0.10%	0.10%
Distribution (12b-1) Fees[4]	N/A	0.25%	N/A	0.25%
Service Fees[5]	N/A	0.25%	N/A	0.25%
Other Expenses[6,7]	0.41%	0.41%	0.24%	0.24%
Acquired Fund Fees and Expenses[8]	0.80%	0.80%	0.91%	0.91%
Total Annual Fund Operating Expenses	1.31%	1.81%	1.25%	1.75%
Fee Waivers[9]	-0.15%	-0.15%	-0.15%	-0.15%
Net Expenses	1.16%	1.66%	1.10%	1.60%
	BALANCED ALLOCATION		GROWTH & INCOME ALLOCATION
	Institutional	Investor	Institutional	Investor
Management Fees[3]	0.10%	0.10%	0.10%	0.10%
Distribution (12b-1) Fees[4]	N/A	0.25%	N/A	0.25%
Service Fees[5]	N/A	0.25%	N/A	0.25%
Other Expenses[6,7]	0.15%	0.15%	0.15%	0.15%
Acquired Fund Fees and Expenses[8]	0.97%	0.97%	1.00%	1.00%
Total Annual Fund Operating Expenses	1.22%	1.72%	1.25%	1.75%
Fee Waivers[9]	-0.15%	-0.15%	-0.15%	-0.15%
Net Expenses	1.07%	1.57%	1.10%	1.60%
	GROWTH ALLOCATION		AGGRESSIVE GROWTH ALLOCATION
	Institutional	Investor	Institutional	Investor
Management Fees[3]	0.10%	0.10%	0.10%	0.10%
Distribution (12b-1) Fees[4]	N/A	0.25%	N/A	0.25%
Service Fees[5]	N/A	0.25%	N/A	0.25%
Other Expenses[6,7]	0.15%	0.15%	0.20%	0.20%
Acquired Fund Fees and Expenses[8]	1.05%	1.05%	1.09%	1.09%
Total Annual Fund Operating Expenses	1.30%	1.80%	1.39%	1.89%
Fee Waivers[9]	-0.15%	-0.15%	-0.15%	-0.15%
Net Expenses	1.15%	1.65%	1.24%	1.74%

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FUND EXPENSES

	FRONTIER MARKETS			GROWTH
	Institutional	Investor	Z	Institutional	Investor	Z
Management Fees[3]	0.85%	0.85%	0.85%	0.70%	0.70%	0.70%
Distribution (12b-1) Fees[4]	N/A	0.25%	N/A	N/A	0.25%	N/A
Service Fees[5]	0.10%	0.15%	N/A	0.10%	0.25%	N/A
Other Expenses	0.80%[10]	0.80%[10]	0.80%[10]	0.22%	0.22%	0.22%
Acquired Fund Fees and Expenses[8]	0.21%	0.21%	0.21%	0.00%	0.00%	0.00%
Total Annual Fund Operating Expenses	1.96%	2.26%	1.86%	1.02%	1.42%	0.92%

	HIGH YIELD BOND			INTERNATIONAL EQUITY
	Institutional	Investor	Z	Institutional	Investor	Z
Management Fees[3]	0.61%	0.61%	0.61%	1.00%	1.00%	1.00%
Distribution (12b-1) Fees[4]	N/A	0.25%	N/A	N/A	0.25%	N/A
Service Fees[5]	0.10%	0.25%	N/A	0.10%	0.25%	N/A
Other Expenses	0.27%	0.27%	0.27%	0.29%	0.29%	0.29%
Acquired Fund Fees and Expenses[8]	N/A	N/A	N/A	0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses	0.98%	1.38%	0.88%	1.40%	1.80%	1.30%
	INVESTMENT GRADE FIXED-INCOME			MORTGAGE SECURITIES
	Institutional	Investor	Z	Institutional	Investor	Z
Management Fees[3]	0.58%	0.58%	0.58%	0.61%	0.61%	0.61%
Distribution (12b-1) Fees[4]	N/A	0.25%	N/A	N/A	0.25%	N/A
Service Fees[5]	0.10%	0.25%	N/A	0.10%	0.25%	N/A
Other Expenses	0.26%	0.26%	0.26%	0.29%	0.29%	0.29%
Total Annual Fund Operating Expenses	0.94%	1.34%	0.84%	1.00%	1.40%	0.90%
	SMALL TO MID CAP			STRATEGIC ALTERNATIVES
	Institutional	Investor	Z	Institutional	Investor	Z
Management Fees[3]	1.00%	1.00%	1.00%	0.70%	0.70%	0.70%
Distribution (12b-1) Fees[4]	N/A	0.25%	N/A	N/A	0.25%	N/A
Service Fees[5]	0.10%	0.25%	N/A	0.10%	0.15%	N/A
Other Expenses	0.24%	0.24%	0.24%	0.25%	0.25%	0.25%
Acquired Fund Fees and Expenses[8]	N/A	N/A	N/A	0.18%	0.18%	0.18%
Total Annual Fund Operating Expenses	1.34%	1.74%	1.24%	1.23%	1.53%	1.13%
	U.S. GOVERNMENT MONEY			VALUE
	Institutional	Investor	Z	Institutional	Investor	Z
Management Fees[3]	0.08%	0.08%	0.08%	0.70%	0.70%	0.70%
Distribution (12b-1) Fees[4,11]	N/A	0.25%	N/A	N/A	0.25%	N/A
Service Fees[5,12]	0.25%	0.50%	N/A	0.10%	0.25%	N/A
Other Expenses	0.16%	0.16%	0.16%	0.21%	0.21%	0.21%
Total Annual Fund Operating Expenses	0.49%	0.99%	0.24%	1.01%	1.41%	0.91%

[1]	Shares of the Funds are expected to be sold primarily through financial intermediaries that may charge shareholders a fee. These fees are not included in the table.

[2]	The Transfer Agent may charge a $30 fee for shareholders electing to receive redemption proceeds by wire.

[3]

“Management Fees” consist of the management fee paid to Forward Management and the fees paid to the money managers of the Underlying Funds. Forward Management receives only the management fee and not a money manager fee for the Allocation Funds, the Frontier Markets Fund, the Strategic Alternatives Fund and the U.S. Government Money Fund, each of which it manages directly.

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FUND EXPENSES
[4]	The Funds have adopted a Distribution Plan pursuant to which up to 0.25% of each Fund’s average daily net assets attributable to the Investor Class shares may be used to pay distribution expenses.

[5]

Each of the Funds (except the U.S. Government Money Fund and the Allocation Funds) has adopted a Shareholder Services Plan pursuant to which up to 0.10% of each Fund’s average daily net assets attributable to Institutional Class shares may be used to pay shareholder servicing fees. Each of the Funds (except the Frontier Markets Fund and the Strategic Alternatives Fund) has adopted an Administrative Services Plan pursuant to which up to 0.25% of each Fund’s average daily net assets attributable to Investor Class shares may be used to pay shareholder servicing fees. The Frontier Markets Fund and the Strategic Alternatives Fund have adopted a Shareholder Services Plan pursuant to which up to 0.15% of each Fund’s average daily net assets attributable to Investor Class shares may be used to pay shareholder servicing fees.

[6]

The Funds have received an exemptive order from the Securities and Exchange Commission allowing the Allocation Funds to enter into an agreement with the Underlying Funds under which the Underlying Funds will bear certain of the Allocation Funds’ “Other Expenses” to the extent that the Underlying Funds derive financial and other benefits as a result of investments from the Allocation Funds. Investors in the Funds will indirectly bear a portion of such “Other Expenses” through the Allocation Funds’ investment in the Underlying Funds.

[7]

The “Total Annual Fund Operating Expenses” in this fee table do not correlate to the expense ratio in the Funds’ financial statements (or the Financial Highlights in this prospectus) because the financial statements include only the direct operating expenses incurred by the Funds, not the indirect costs of investing in the acquired funds.

[8]

“Acquired Fund Fees and Expenses” are based on the estimated fees and expenses for the current fiscal year. Fees are estimated to be less than 0.005% for Growth Fund. Each of the Frontier Markets Fund and the Strategic Alternatives Fund indirectly bears a pro rata share of the fees and expenses of each exchange traded fund or other investment company in which they invest. Since “Acquired Fund Fees and Expenses” are not directly borne by the Frontier Markets Fund and the Strategic Alternatives Fund, they are not reflected in each Fund’s financial statements, and therefore information presented in the Annual Fund Operating Expenses table will differ from that presented in the Financial Highlights for each of the Frontier Markets Fund and the Strategic Alternatives Fund.

[9]	Forward Management has contractually agreed to waive its investment advisory fee and to pay the fund’s transfer agent fees until April 30, 2010.

[10]	“Other Expenses” are based on estimated amounts for the current fiscal year.

[11]

In an attempt to enhance the yield of the U.S. Government Money Fund, effective April 1, 2009, the Board of Trustees of the Trust has temporarily eliminated the administrative services fees under the Administrative Services Plan for Investor Class shares of the U.S. Government Money Fund. The administrative services fees may be revised or reinstated by the Board at any time without notice.

[12]

Pursuant to an Administrative Plan, each class of shares of the U.S. Government Money Fund (except Z Class) may pay Forward Management up to 0.25% of the average daily net assets to provide certain administrative services on behalf of the Fund.

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FUND EXPENSES

EXPENSE EXAMPLE

Example shows what an investor in a Fund could pay over time. The Example is intended to help you compare the cost of investing in the Funds with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Institutional Class, Investor Class or Z Class shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% rate of return each year and that the Fund’s operating expenses (reflecting applicable contractual expense reimbursement arrangements) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	ONE YEAR	INSTITUTIONAL CLASS THREE YEARS	FIVE YEARS	TEN YEARS

Allocation Funds[1]
Income Allocation	$118	$400	$704	$1,566
Income & Growth Allocation	112	382	672	1,498
Balanced Allocation	109	372	656	1,464
Growth & Income Allocation	112	382	672	1,498
Growth Allocation	117	397	699	1,555
Aggressive Growth Allocation	126	425	746	1,656

Underlying Funds
Frontier Markets	$199	$615	$1,057	$2,285
Growth	104	325	563	1,248
High Yield Bond	100	312	542	1,201
International Equity	143	443	766	1,680
Investment Grade Fixed-Income	96	300	520	1,155
Mortgage Securities	102	318	552	1,225
Small to Mid Cap	136	425	734	1,613
Strategic Alternatives	125	390	676	1,489
U.S. Government	50	157	274	616
Value	103	322	558	1,236

	ONE YEAR	INVESTOR CLASS THREE YEARS	FIVE YEARS	TEN YEARS

Allocation Funds[1]
Income Allocation	$169	$555	$966	$2,114
Income & Growth Allocation	163	536	935	2,050
Balanced Allocation	160	527	919	2,018
Growth & Income Allocation	163	536	935	2,050
Growth Allocation	168	552	961	2,104
Aggressive Growth Allocation	177	579	1,007	2,199

Underlying Funds
Frontier Markets	$229	$706	$1,210	$2,595
Growth	145	449	776	1,702
High Yield Bond	140	437	755	1,657
International Equity	183	566	975	2,116
Investment Grade Fixed-Income	136	425	734	1,613
Mortgage Securities	143	443	766	1,680
Small to Mid Cap	177	548	944	2,052
Strategic Alternatives	156	483	834	1,824
U.S. Government	101	315	547	1,213
Value	144	446	771	1,691

	ONE YEAR		Z CLASS THREE YEARS		FIVE YEARS		TEN YEARS

Allocation Funds[1]
Income Growth Allocation	$	N/A	$	N/A	$	N/A	$	N/A
Income & Growth Allocation		N/A		N/A		N/A		N/A
Balanced Allocation		N/A		N/A		N/A		N/A
Growth & Income Allocation		N/A		N/A		N/A		N/A
Growth Allocation		N/A		N/A		N/A		N/A
Aggressive Growth Allocation		N/A		N/A		N/A		N/A

Underlying Funds
Frontier Markets		$189		$585		$1,006		$2,180
Growth		94		293		509		1,131
High Yield Bond		90		281		488		1,084
International Equity		132		412		713		1,568
Investment Grade Fixed-Income		86		268		466		1,037
Mortgage Securities		92		287		498		1,108
Small to Mid Cap		126		393		681		1,500
Strategic Alternatives		115		359		622		1,375
U.S. Government		25		77		135		306
Value		93		290		504		1,120

[1] The Expense Example for the Allocation Funds reflects the aggregate of the direct and indirect costs of investing in the Allocation Funds – that is, it includes the costs associated with investing in the Underlying Funds and the Accessor Strategic Alternatives Fund. The Allocation Funds do not have a Z Class of Shares.

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CERTAIN ADDITIONAL INVESTMENT STRATEGIES AND RISKS

The Funds may invest in other types of securities and employ additional investment techniques that are not the principal investment strategies of the Funds and therefore not described in this Prospectus. The additional security types, techniques and their accompanying risks are more fully described in the Funds’ Statement of Additional Information (“SAI”), which may be obtained free of charge by contacting the Fund.

Many factors affect each Fund’s performance. A Fund’s share price (except the U.S. Government Money Fund) and yield changes daily based on changes in financial markets and interest rates and in response to other economic, political or financial developments. A Fund’s reaction to these developments will be affected by the financial condition, industry and economic sector, and geographic location of an issuer, and the Fund’s level of investment in the securities of that issuer. A Fund’s reaction to these developments will also be affected by the types, durations, and maturities of the securities in which the Fund invests. When you sell your shares of a Fund, they could be worth more or less than what you paid for them. The investments of each Allocation Fund are concentrated in the Underlying Funds, and each Allocation Fund’s investment performance is directly related to the investment performance of the Underlying Funds held by it.

Defensive Positions; Cash Reserves Under adverse market conditions or to meet anticipated redemption requests, each Fund may not follow its principal investment strategy. Under such conditions, each Fund may invest without limit in money market securities, U.S. government obligations and short-term debt securities. This could have a negative effect on a Fund’s ability to achieve its investment objective. Regarding certain federal agency securities or government-sponsored entity securities (such as debt securities or mortgage-backed securities issued by Freddie Mac, Fannie Mae, Federal Home Loan Banks, and other government-sponsored entities), you should be aware that although the issuer may be chartered or sponsored by Acts of Congress, the issuer is not funded by Congressional appropriations, and its securities are neither guaranteed nor issued by the United States Treasury.

Portfolio Turnover Each Fund is actively managed. Frequent trading of portfolio securities will result in increased expenses for the Funds, may result in increased taxable distributions to shareholders, and may adversely affect the Fund’s performance.

Change of Objectives and Policies Each Underlying Fund’s (except the Frontier Markets Fund and the Strategic Alternatives Fund) investment objective stated in the Funds’ Fund Details section is fundamental and may not be changed without shareholder approval. The investment objective of the Allocation Funds, the Frontier Markets Fund and the Strategic Alternatives Fund are not fundamental and may be changed without shareholder approval by the Board of Trustees (subject to 60 days advance notice to Fund shareholders). For purposes of a Fund’s policy of investing at least 80% of its assets in a particular type of investment, “assets” means net assets plus any borrowings made for investment purposes. These policies may not be materially revised unless Fund shareholders are notified at least 60 days in advance of the proposed change.

Disclosure of Portfolio Holdings A description of the Funds’ specific policies and procedures with respect to the disclosure of portfolio holdings is available in the Funds’ SAI which is available upon request by calling: (800) 759-3504 and on the Accessor Funds’ website by visiting www.accessor.com.

SECURITY TYPES OF THE ALLOCATION FUNDS

The Allocation Funds expect to primarily invest in the Z Class Shares of the Underlying Funds and the Institutional Class shares of the Underlying Forward Funds. The Allocation Funds may also invest directly in short-term instruments, such as repurchase agreements, and U.S. Government securities.

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CERTAIN ADDITIONAL INVESTMENT STRATEGIES AND RISKS

Each Allocation Fund may invest in shares of the same Underlying Fund; however the percentage of each Allocation Fund’s assets so invested will vary depending upon the Allocation Fund’s investment objective. Based on its asset allocation analysis, Forward Management determines the mix of Underlying Funds or Underlying Forward Funds appropriate for each Allocation Fund.

The Principal security types of the Allocation Funds are:

Underlying Accessor Funds or Underlying Forward Funds

Repurchase Agreements A repurchase agreement is an agreement to buy a security at one price and a simultaneous agreement to sell it back at an agreed upon price.

SECURITY TYPES OF THE UNDERLYING FUNDS

The security types of the Underlying Funds are listed below:

Asset-Backed Securities (Principal security type for: Mortgage Securities Fund and Investment Grade Fixed-Income Fund) are securities backed by non-mortgage assets such as company receivables, truck and auto loans, leases and credit card receivables. Asset-backed securities are generally issued as pass-through certificates, which represent undivided fractional ownership interests in the underlying pools of assets. Therefore, repayment depends largely on the cash flows generated by the assets backing the securities.

Debt Securities (Principal security type for: All Fixed-Income Funds) are used by issuers to borrow money. The issuer usually pays a fixed, variable or floating rate of interest, and must repay the amount borrowed at the maturity of the security. Some debt securities, such as zero coupon bonds, do not pay current interest but are sold at a discount from their face values. Debt securities include corporate bonds (including convertible bonds), government securities, and mortgage and other asset-backed securities.

Depositary Receipts (Principal security type for: International Equity Fund and Frontier Markets Fund) are securities issued by banks and other financial institutions that represent interests in the stocks of foreign companies. They include, but are not limited to, American Depositary Receipts, European Depositary Receipts, Global Depositary Receipts, Russian Depositary Certificates, Philippine Depositary Receipts and Brazilian Depositary Receipts. Depositary Receipts may be sponsored or unsponsored.

Dollar Rolls (Principal security type for: Mortgage Securities Fund and Investment Grade Fixed-Income Fund) The Fund may enter into dollar roll transactions. When the Fund enters into a dollar roll, the Fund sells securities to be delivered in the current month and repurchases substantially similar (same type and coupon) securities to be delivered on a specified future date by the same party. The Fund is paid the difference between the current sales price and the forward price for the future purchase, as well as the interest earned on the cash proceeds of the initial sale.

Equity Securities (Principal security type for: All Equity Funds) Equity securities, such as common stock and preferred stock, represent an ownership interest, or the right to acquire an ownership interest, in an issuer. Different types of equity securities provide different voting and dividend rights and priority in the event of the bankruptcy of the issuer. Certain types of equity securities, such as warrants, are sometimes attached to or acquired in connection with debt securities. Preferred stocks pay dividends at a specified rate and have precedence over common stock as to the payment of dividends. Since they purchase equity securities, the Funds are subject to the risk that stock prices will fall (or rise, in the case of securities sold short) over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Funds’ securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Funds.

ETFs (Principal security type for: Frontier Markets Fund and Strategic Alternatives Fund) ETFs are funds whose shares are traded on a national exchange or the National Association of Securities Dealers’ Automatic Quotation System (Nasdaq). ETFs may be based on underlying equity or fixed income securities, as well as commodities or currencies. ETFs do not sell individual shares directly to investors and only issue their shares in large blocks known as “creation units.” The investor purchasing a creation unit then sells the individual shares on a secondary market. Therefore, the liquidity of ETFs depends on the adequacy of the secondary market. Although similar diversification benefits may be achieved through an investment in another investment company, ETFs generally offer greater liquidity and lower expenses. Because an ETF incurs its own fees and expenses, Fund shareholders will indirectly bear those costs. The Fund will also incur brokerage commissions and related charges when purchasing or selling shares of an ETF. Unlike typical investment company shares, which are valued once daily, shares in an ETF may be purchased or sold on a securities exchange throughout the trading day at market prices that are generally close to the NAV of the ETF. Because ETFs are investment companies, investment by a mutual fund in such funds, absent exemptive relief, would be limited under applicable federal statutory provisions. Those provisions restrict a mutual fund’s investment in the shares of another investment company to not more than 5% of its assets (and not more than 3% of the securities of any other investment company) and limit aggregate investments by a mutual fund in all investment companies to 10% of the mutual fund’s assets. The Fund may invest in excess of those statutory limits in specific ETFs in reliance on an exemptive order issued to that specific ETF, provided that certain conditions are met. The Money Manager intends to meet the conditions necessary to maintain the exemptive relief. ETFs are generally mutual funds, index funds or trusts that are listed on an exchange and can be traded intraday. Investors can buy or sell shares in the collective performance of an entire stock or bond portfolio as a single security. ETFs add the flexibility, ease and liquidity of stock trading to the benefits of traditional index fund investing. ETFs are designed to generally track an equity or bond index, commodity or currency.

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CERTAIN ADDITIONAL INVESTMENT STRATEGIES AND RISKS

ETNs (Principal security type for: Frontier Markets Fund and Strategic Alternatives Fund) ETNs are senior, unsecured, unsubordinated debt securities issued by a financial institution, listed on an exchange and traded in the secondary market. They are designed to provide investors with a way to access the returns of market benchmarks. ETNs are not equities or index funds, but they do share several characteristics. For example, like equities, they trade on an exchange and can be shorted. Like an index fund they are linked to the return of a benchmark index.

Holding Company Depositary Receipts (HOLDRs) (Principal security type for: Frontier Markets Fund and Strategic Alternatives Fund) HOLDRs are securities that represent ownership in the common stock or American Depositary Receipts (ADRs) of specified companies in a particular industry, sector or group. Both ETFs and HOLDRs represent a diversified group of securities in a single investment that is highly transparent, liquid and tax efficient.

Government Sponsored Enterprises (“GSEs”) (Principal security type for: Frontier Markets Fund, Strategic Alternatives Fund and All Fixed-Income Funds except High Yield Bond Fund) GSEs, are privately owned corporations created by Congress to provide funding and help to reduce the cost of capital for certain borrowing sectors of the economy such as homeowners, students and farmers. GSE securities are generally perceived to carry the implicit backing of the U.S. Government, but they are not direct obligations of the U.S. Government. It is important to note that although GSEs are commonly referred to as “Agencies”, there is a difference between a GSE and a Government Agency. One example of a Government Agency is the Government National Mortgage Association (GNMA), known as Ginnie Mae, which has the explicit backing of the U.S. Government.

High-Yield Corporate Debt Securities (Principal security type for: High Yield Bond Fund and may also be purchased by the Investment Grade Fixed-Income Fund) High yield corporate debt securities are often issued as a result of corporate restructurings such as leveraged buyouts, mergers, acquisitions, or other similar events. They also may be issued by less creditworthy or by highly leveraged companies, which are generally less able than more financially stable firms to make scheduled payments of interest and principal. These types of securities, also known as “junk bonds”, are considered speculative by the major rating agencies and rated lower than BBB by S&P or lower than Baa by Moody’s.

Investment Companies (Principal security type for: Frontier Markets Fund and Strategic Alternatives Fund) are corporations, trusts, or partnerships that invest pooled shareholder dollars in securities appropriate to the organization’s objective. Mutual funds, closed-end funds, and Unit Investment Trusts (UITs) are the three types of investment companies.

Money Market Securities (Principal security type for: U.S. Government Money Fund, Strategic Alternatives Fund, Frontier Markets Fund and Investment Grade Fixed-Income Fund) are a principal security type for the U.S. Government Money Fund and may also be purchased by the other Fixed-Income Funds and Allocation Funds. Money Market Securities are high quality, short-term debt securities that pay a fixed, variable or floating interest rate. Securities are often specifically structured so that they are eligible investments for a money market fund. For example, in order to satisfy the maturity restrictions for a money market fund, some money market securities have demand or put features which have the effect of shortening the security’s maturity.

Mortgage-Related Securities (Principal security type for: Mortgage Securities Fund and may also be purchased by the Investment Grade Fixed-Income and High Yield Bond Funds). Mortgage-related securities are interests in pools of mortgages. Payment of principal or interest generally depends on the cash flows generated by the underlying mortgages. Mortgage securities may be U.S. Government securities or issued by a bank or other financial institution.

Options, Futures and Other Derivatives (Principal security type for: All Underlying Funds except U.S. Government Money Fund and Growth Fund) Some of the instruments in which the Fund may invest may be referred to as “derivatives,” because their value “derives” from the value of an underlying asset, reference rate or index. These instruments include options, futures contracts, forward currency contracts, swap agreements and similar instruments.

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CERTAIN ADDITIONAL INVESTMENT STRATEGIES AND RISKS

Repurchase Agreements (Principal security type for: All Underlying Funds) are an agreement to buy a security at one price and a simultaneous agreement to sell it back at an agreed upon price.

Structured Notes (Principal security type for: Frontier Markets Fund and Strategic Alternatives Fund) A structured note is a debt obligation that may contain an embedded derivative component with characteristics that adjust the security’s risk/return profile. The return performance of a structured note will track that of the underlying debt obligation and the derivative embedded within it. A structured note is a hybrid security that attempts to change its profile by including additional modifying structures.

The Strategic Alternatives Funds’ investment in commodities will be effected primarily through the purchase of a leveraged structured note. However, it is not the intent to provide leveraged exposure to the commodities market. The Manager will attempt to provide non-leveraged index-like exposure by investing a separate pool of assets in high quality bonds, such as Treasuries and agencies. The combination of the leveraged structured note and the separate pool of Treasuries and agencies is designed to replicate the performance of the broad commodity markets and will be managed for the exposure to the commodity market. For example, if either the Frontier Markets Fund or the Strategic Alternatives Fund was to hold a structured note with 3x exposure to a specified commodity index and the Manager hoped to achieve $15 million in exposure, the Manager would invest $5 million in the structured note and $10 million in Treasuries and agencies. When the investment performance of the structured note, Treasuries and agencies is viewed together, the total investment is designed to approximate the unleveraged performance of the index underlying the structured note.

Swap Agreements (Principal security type for Frontier Markets Fund, Investment Grade Fixed-Income Fund, Mortgage Securities Fund and Strategic Alternatives Fund) are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than a year. In a standard swap transaction, two parties agree to exchange returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments, which may be adjusted for an interest factor. The gross returns to be exchanged or swapped between the parties are generally calculated with respect to a “notional amount,” i.e., a return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency or in a “basket” of securities representing a particular index.

TBAs (Principal security type for: Mortgage Securities Fund and Investment Grade Fixed-Income Fund). A TBA transaction is a contract for the purchase or sale of a mortgaged-backed security for future settlement at an agreed upon date but does not include a specified pool number and number of pools or precise amount to be delivered.

U.S. Government Securities (Principal security type for: U.S. Government Money Fund and may also be purchased by the Frontier Markets Fund, Strategic Alternatives Fund and other Fixed-Income Funds). U.S. Government Securities are high quality securities issued or guaranteed by the U.S. Treasury or by an agency or instrumentality of the U.S. Government. U.S. Government securities may be backed by the full faith and credit of the U.S. Treasury, the right to borrow from the U.S. Treasury, or the agency or instrumentality issuing or guaranteeing the security.

SUMMARY OF PRINCIPAL RISKS

There are inherent risks associated with each Fund’s principal investment strategies. The factors that are most likely to have a material effect on a particular Fund’s investment portfolio as a whole are called “principal risks.” The principal risks of each Fund are identified under the “Fund Details” section of the prospectus and are described below. Each Fund may be subject to additional risks other than those described because the types of investment made by a Fund may change over time. Because the Allocation Funds, Frontier Markets Fund and Strategic Alternatives Fund invest in other investment companies, they will be subject to the same risks of the other investment companies to the extent of their investment. For additional information regarding risks of investing in the Fund, please see the SAI.

Allocation Risk Each Fund’s investment performance depends upon how its assets are allocated and reallocated among particular asset classes, With respect to the Allocation Funds, each Allocation Fund’s investment performance depends on how its assets are allocated and reallocated among particular Underlying Funds according to the Fund’s allocation targets and ranges.

A principal risk of investing in each Fund is that Forward Management or the Money Manager will make less than optimal or poor asset allocation decisions. The Fund could miss attractive investment opportunities by underweighting markets that subsequently experience significant returns and could lose value by overweighting markets that subsequently experience significant declines. You could lose money on your investment in a Fund as a result of these allocation decisions.

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SUMMARY OF PRINCIPAL RISKS

Debt Securities Risk The value of debt securities may fall when interest rates rise. Debt securities with longer maturities tend to be more sensitive to changes in interest rates, usually making them more volatile then debt securities with shorter maturities. In addition, debt securities, such as bonds, involve credit risk which is the risk that the issuer may be unable to make timely interest payments and repay the principal upon maturity. Debt securities are also subject to interest rate risk, which is the risk that the value of the security may fall when interest rates rise.

Depositary Receipt Risk Depositary receipts are securities issued by banks and other financial institutions that represent interests in the stocks of foreign companies. They include, but are not limited to, American Depositary Receipts, European Depositary Receipts, Global Depositary Receipts, Russian Depositary Certificates, Philippine Depositary Receipts and Brazilian Depositary Receipts. Depositary receipts may be sponsored or unsponsored. Unsponsored depositary receipts are organized independently, without the cooperation of the issuer of the underlying securities. As a result, current information about the underlying issuer may not be as available as for sponsored depositary receipts and the prices may be more volatile than if such instruments were sponsored by the issuer. Investments in depositary receipts involve risks similar to those accompanying direct investments in foreign securities.

Derivatives Risk Derivatives are securities whose value is based upon the value of another security or index. Certain Funds may use futures, options, swaps and other derivative instruments to hedge or protect the Fund from adverse movements in underlying securities prices and interest rates or as an investment strategy to help attain the Fund’s investment objective. A Fund may also use a variety of currency hedging techniques, including foreign currency contracts, to attempt to hedge exchange rate risk or to gain exposure to a particular currency. A Fund’s use of derivative instruments involves risks different from, and possibly greater than, the risks associated with investing directly in securities and other more traditional investments. A Fund’s use of derivatives could reduce returns, may not be liquid, and may not correlate precisely to the underlying securities or index. Derivatives are subject to market risk, which could be significant for those derivatives that have a leveraging effect that could increase the volatility of the Fund and may reduce a Fund’s returns. Derivatives are also subject to credit risks related to the counterparty’s ability to perform, and any deterioration in the counterparty’s creditworthiness could adversely affect the instrument. A risk of using derivatives is that Forward Management or the Money Manager might imperfectly judge the market’s direction, which could render a hedging strategy ineffective or have an adverse effect on the value of the derivative. The SAI provides a more detailed description of the types of derivative instruments in which the Funds may invest and their associated risks.

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SUMMARY OF PRINCIPAL RISKS

With respect to the Strategic Alternatives Fund, the Fund’s investments in commodity-linked derivative instruments, such as structured notes, may subject the Fund to greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs, and international economic, political and regulatory developments. The Fund’s ability to invest in commodity-related investments may be limited by tax considerations.

Emerging and Frontier Markets Risk Investments in emerging and frontier market countries presents risks in a greater degree, and in addition to, those presented by investment in foreign issuers in general. Emerging market countries are generally defined as countries in the initial stage of their industrialization cycles with low per capita income. Frontier market countries generally have smaller economies or less developed capital markets than traditional emerging markets, and as a result, the risks of investing in emerging market countries are magnified in frontier market countries.

In addition to a potentially greater magnitude of the risks listed under Foreign Securities, additional risks of investing in Emerging and Frontier Markets include the following:

Greater likelihood of economic, political or social instability;

Less liquid and more volatile stock markets;

Lower trading volume of markets;

Greater possibility of expropriation, nationalization, confiscatory taxation or foreign exchange controls;

Governmental restrictions on currency conversion or trading;

Difficulties in accurately valuing emerging or frontier market stocks or selling them at their fair value;

Greater possibility of imposition of international sanctions or embargoes on emerging or frontier market countries

ETF Risk A Fund that invests in ETFs will be subject to substantially the same risks as those associated with the direct ownership of the securities or other property held by the ETFs. The value of the Fund’s investment will fluctuate in response to the performance of the ETFs owned by the Fund. In addition to brokerage costs associated with a Fund’s purchase and sale of shares of ETFs, the Fund’s shareholders will indirectly bear a proportionate share of the ETF’s operating expenses, in addition to paying the Fund’s expenses. The market value of an ETF share may differ from its NAV and there may be times when an ETF share trades at a premium or discount to its NAV.

ETN Risk The value of an ETN may be influenced by time to maturity, level of supply and demand for the ETN, volatility and lack of liquidity in the underlying market, changes in applicable interest rates, and changes in the issuer’s credit rating. A Fund that invests in ETNs will bear its proportionate share of any fees and expenses associated with investment in such securities, which will reduce the amount of return on investment at maturity or redemption. There may be restrictions on the Fund’s right to redeem its investment in an ETN meant to be held to maturity. There are no periodic interest payments for ETNs and principal is not protected. It may be difficult for a Fund to sell its ETN holdings due to limited availability of a secondary market.

Equity Securities Risk Equity securities include common, preferred and convertible preferred stocks and securities with values that are tied to the price of stocks, such as rights, warrants and convertible debt securities. Common and preferred stocks represent equity ownership in a company. Stock markets are volatile. The price of equity securities will fluctuate and can decline and reduce the value of an investment in equities. The price of equity securities fluctuates based on changes in a company’s financial condition and overall market and economic conditions. The value of equity securities purchased by a Fund could decline if the financial condition of the companies decline or if overall market and economic conditions deteriorate. Even investments in high quality or “blue chip” equity securities or securities of established companies with large market capitalizations (which generally have strong financial characteristics) can be negatively impacted by poor overall market and economic conditions. Companies with large market capitalizations may also have less growth potential than smaller companies and may be able to react less quickly to changes in the marketplace. Convertible securities, like fixed-income securities, tend to increase in value when interest rates decline and decrease in value when interest rates increase. Convertible securities with longer maturities tend to be more sensitive in changes to interest rates and more volatile than convertible securities with shorter maturities.

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SUMMARY OF PRINCIPAL RISKS

Foreign Securities Risk Investments in the securities of non-US issuers are subject to all the risks of investing in the market of such issuers, including market fluctuations, caused by economic and political developments. As a result of investing in foreign securities, the Fund may be subject to increased risk of loss caused by any of the factors listed below:

Unstable political, social and economic conditions;

Lower levels of liquidity and market efficiency;

Greater securities price volatility;

Currency exchange rate fluctuations, exchange controls and restrictions or prohibitions on the repatriation of foreign currencies;

Less availability of adequate or accurate public information about issuers;

Limitations on foreign ownership of securities;

Imposition of withholding or other taxes;

Imposition of restrictions on the expatriation of the funds or other assets of the Fund

Higher transaction and custody costs and delays in settlement procedures;

Difficulties in enforcing contractual obligations;

Lower levels of regulation of the securities market;

Weaker accounting, disclosure and reporting requirements;

     Legal principles relating to corporate governance, directors; fiduciary duties and liabilities  and stockholders’ rights in markets in which the Fund invests may not be as extensive as those that apply in the United States.

Government Sponsored Enterprises (“GSE”) Risk Certain GSEs (such as Freddie Mac, Fannie Mae, and FHLB), although sponsored or chartered by the U.S. Government, are not funded by the U.S. Government and the securities they issue are not guaranteed by the U.S. Government. GSE debt is generally considered to be of high credit quality due to the implied backing of the U.S. Government, but ultimately it is the sole obligation of its issuer. For that reason, GSEs are considered to carry somewhat greater credit risk than securities issued by the U.S. Treasury or government agencies that carry the full faith and credit of the U.S. Government.

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SUMMARY OF PRINCIPAL RISKS

Growth Stocks Growth-oriented stocks may be more sensitive to changes in current or expected earnings than other stocks. The market prices of companies believed to have good prospects for revenues and earnings growth tend to reflect those expectations. When it appears those expectations will not be met, the prices of these securities typically fall.

Investments in Other Investment Companies Risk A Fund may invest in shares of other investment companies, such as mutual funds, ETFs, HOLDRs, UITs and closed-end funds, to gain exposure to a particular portion of the market rather than purchase securities directly. Investing in another investment company exposes the Fund to all the risks of that investment company, and, in general, subjects it to a pro rata portion of the other investment company’s fees and expenses.

Liquidity Risk Liquidity risk is financial risk due to uncertain liquidity. An institution might lose liquidity if its credit rating falls, it experiences sudden unexpected cash outflows, or some other event causes counterparties to avoid trading with or lending to the institution. A firm is also exposed to liquidity risk if markets on which it depends are subject to loss of liquidity. Derivative based securities and privately issued mortgage-related securities and other asset-backed securities, which do not have a government or government-sponsored guarantee, that are subject to substantial market and credit risk may have greater liquidity risk. Less liquid securities may trade infrequently, trade at a smaller volume and be quite volatile. This means that they may be harder to purchase or sell at a fair price or quickly enough to prevent or minimize loss.

Lower Rated Debt Securities Risk Debt securities rated lower than BBB by S&P or lower than Baa by Moody’s are commonly referred to as “junk bonds.” Junk bonds involve greater risks of default or downgrade and are more volatile than investment grade securities. Junk bonds involve greater risk of price declines than investment grade securities due to actual or perceived changes in an issuer’s creditworthiness. In addition, issuers of junk bonds may be more

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SUMMARY OF PRINCIPAL RISKS

susceptible than other issuers to economic downturns. Junk bonds are subject to the risk that the issuer may not be able to pay interest or dividends and ultimately to repay principal upon maturity. Discontinuation of these payments could substantially adversely affect the market value of the security.

Because of its concentration in investments in junk bonds, the High Yield Bond Fund is subject to substantial credit risk. Credit quality in the high yield bond market can change suddenly and unexpectedly, and even recently issued credit ratings may not fully reflect the actual risks of a particular high yield bond. The Funds’ Money Managers will not rely solely on ratings issued by established credit rating agencies, but will utilize these ratings in conjunction with their own independent and ongoing credit analysis. For a description of ratings and a more detailed description of lower-rated debt securities, see the SAI.

Management Risk The strategy that the Manager or Money Manager uses may fail to produce the intended result or the Money Manager’s judgment about the attractiveness of a particular sector or security may prove to be incorrect.

Market Risk Securities markets are volatile and can decline significantly in response to issuer, political, market and economic developments. Historically, markets have moved in cycles, and the value of the Fund’s securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is a principal risk of investing in the Fund.

Mortgage-related and Other Asset-backed Securities Risk A mortgage-backed security, which represents an interest in a pool of assets such as mortgage loans, will mature when all the mortgages in the pool mature or are prepaid. Therefore, mortgage-backed securities do not have a fixed maturity, and their expected maturities may vary when interest rates rise or fall.

Rising interest rates tend to extend the duration of mortgage-related securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, a Fund that holds mortgage-backed securities may exhibit additional volatility. This is known as extension risk. In addition, mortgage-backed securities are subject to prepayment risk. When interest rates decline, borrowers may pay off their mortgages sooner than expected. This can reduce the returns of the Fund because the Fund will have to reinvest that money at the lower prevailing interest rates.

A Fund’s investments in asset-backed securities are subject to risks similar to those associated with mortgage-related securities, as well as additional risks associated with the nature of the assets and the servicing of those assets. Asset-backed securities present credit risks that are not presented by mortgage-backed securities because asset-backed securities generally do not have the benefit of a security interest in collateral that is comparable in quality to mortgage assets. If the issuer of an asset-backed security defaults on its payment obligations, there is the possibility that, in some cases, a Fund will be unable to possess and sell the underlying collateral and that a Fund’s recoveries on repossessed collateral may not be available to support payments on the security. In the event of a default, a Fund may suffer a loss if it cannot sell collateral quickly and receive the amount it is owed.

Non-Diversification Risk A Fund that is classified as a non-diversified fund under the 1940 Act may invest a larger percentage of its assets in the securities of a smaller number of issuers than a “diversified” fund. The investment of a large percentage of a Fund’s assets in the securities of a small number of issuers causes greater exposure to each of those issuers than for a more diversified fund and may cause the Fund’s share price to fluctuate more than that of a diversified fund.

No Operating History Risk A newly organized fund that has not operated for a full fiscal year has no prior operating history by which an investor could evaluate performance.

Portfolio Turnover Risk A Fund that engages in frequent and active trading of portfolio securities to achieve its investment objective is subject to a high portfolio turnover rate. A high portfolio turnover rate (100% or more) generally involves correspondingly greater expenses, including brokerage commissions and other transactional costs, which may have an adverse impact on performance. A Fund’s portfolio turnover rate will vary from year to year.

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SUMMARY OF PRINCIPAL RISKS

REITs Risk Real estate investment trusts or “REITs” are issuers that invest in interests in real estate, including mortgages. Investing in REITS may subject a Fund to risks similar to those associated with the direct ownership of real estate, including fluctuations in the value of underlying properties and defaults by borrowers or tenants.

REITs may not be diversified and are subject to heavy cash flow dependency, risks of default by borrowers, and self-liquidation. REITs are also subject to the possibilities of failing to qualify for tax-free pass through of income under the Internal Revenue Code of 1986, as amended (the “Code”), and failing to maintain their exemptions from registration under the Investment Company Act of 1940, as amended (the “1940 Act”). REITs may have limited financial resources, trade less frequently and in a limited volume, and be subject to more abrupt or erratic price movements than more widely held securities.

Repurchase Agreements Repurchase agreements are transactions in which an institution sells the Fund a security at one price, subject to the Fund’s obligation to resell and the selling institution’s obligation to repurchase that security at a higher price normally within a seven day period. Each repurchase agreement entered into by the Fund will be fully collateralized at all times during the period of the agreement by securities in which the Fund can invest. There may be both delays in liquidating the underlying security and risks of loss if the seller is unable to meet its obligation to repurchase including (a) possible decline in the value of the underlying security during the period while the Fund seeks to enforce its rights thereto, (b) possible lack of access to income on the underlying security during this period and (c) expenses of enforcing its rights.

Small to Mid Cap Company Risk The smaller and medium capitalization companies in which the Fund invests may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, small companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small cap and medium cap stocks may be more volatile than those of larger companies. Small cap stocks may be traded over the counter or listed on an exchange.

Tax Risk The federal income tax treatment of the complex securities in which the Fund may invest may not be clear or may be subject to recharacterization by the IRS. It could be more difficult to comply with the tax requirements applicable to regulated investment companies if the tax characterization of investments or the tax treatment of the income from such investments were successfully challenged by the IRS. Any such failure to comply with the rules applicable to regulated investment companies could make it more difficult for the Fund itself to comply with such rules. In addition, a Fund’s use of derivatives may cause the Fund to realize higher amounts of short-term capital gains (generally taxed at ordinary income tax rates) than if the Fund had not used such instruments.

Value Stocks Risk Although the Fund may invest in securities that the Money Manager believes to be undervalued, such securities may, in fact, be appropriately priced. There is no guarantee that the price of a security believed to be undervalued will not decline. In addition, the markets may favor growth stocks over stocks that are undervalued.

As with any mutual fund, you could lose money on your investment in the Fund. An investment in a Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

MANAGEMENT, ORGANIZATION AND CAPITAL STRUCTURE

On the following pages is information on Forward Management and each Fund’s Money Manager and a description of how Forward Management and each Money Manager is compensated for the services it provides.

A detailed discussion regarding factors considered and the basis of the Board of Trustees’ approval of the Funds’ investment advisory contracts is contained in the Funds’ Annual Report to shareholders for the fiscal year ended December 31, 2008.

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MANAGEMENT, ORGANIZATION AND CAPITAL STRUCTURE

Each Fund paid the following management fees in fiscal year 2008 (reflected as a percentage of average net assets) to the Fund’s investment advisor and/or the Fund’s Money Manager. The Frontier Markets Fund commenced investment operations on December 31, 2008 and is not reflected in this table.

FUND	TOTAL ANNUAL MANAGEMENT FEES (as a percentage of daily net assets) FOR FISCAL YEAR 2008	ANNUAL MANAGEMENT FEE TO INVESTMENT ADVISOR* (as a percentage of daily net assets) FOR FISCAL YEAR 2008	ANNUAL FEE TO MONEY MANAGER (as a percentage of daily net assets) FOR FISCAL YEAR 2008

Allocation Funds	0.10%	0.10%	N/A
Growth	0.71%	0.45%	0.26%
High Yield Bond	0.61%	0.36%	0.25%
International Equity	0.86%	0.55%	0.31%
Investment Grade Fixed-Income [1]	0.54%	0.33%	0.21%
Mortgage Securities	0.61%	0.36%	0.25%
Small to Mid Cap	1.00%	0.60%	0.40%
Strategic Alternatives Fund	0.70%	0.70%	N/A
U.S. Government Money	0.08%	0.08%	N/A
Value	0.69%	0.45%	0.24%

*Forward Management became the Funds’ investment advisor on September 1, 2008. Payments of management fees prior to that date were made to the Funds’ previous investment advisor, Accessor Capital Management LP.

[1] Effective May 1, 2009, the Accessor Short-Intermediate Fixed-Income Fund was reorganized into the Accessor Intermediate Fixed-Income Fund and the name of the Accessor Intermediate Fixed-Income Fund was changed to the Accessor Investment Grade Fixed-Income Fund.

Manager Forward Management, LLC, 433 California Street, 11th Floor, San Francisco, CA 94104.

Forward Management develops the investment programs for the Funds, selects the Money Managers for the Underlying Funds, and monitors the performance of the Money Managers. In addition, Forward Management directly invests the assets of the Allocation Funds, the Frontier Markets Fund, Strategic Alternatives Fund and the U.S. Government Money Fund.

An Investment Committee consisting of Nathan J. Rowader, Director of Investments, Jim O’Donnell, CFA, President of Forward Asset Management and Chief Administrative Officer of Forward Management, Paul Herber, CFA, Investment Officer, and Justin H. Roberge, Investment Analyst, is primarily responsible for the day-to-day management of the Funds either directly or through interaction with each Fund’s Money Manager. Information concerning the members of the Investment Committee is provided below under the heading “Allocation Funds, Frontier Markets Fund, Strategic Alternatives Fund and U.S. Government Money Fund.”

Forward Management and the Accessor Funds have received an exemptive order from the SEC that permits Forward Management, subject to the approval of the Board of Trustees, to hire and terminate non-affiliated sub-advisors or to materially amend existing sub-advisory agreements with non-affiliated sub-advisors for the Funds without shareholder approval. Pursuant to such exemptive relief, shareholders of the affected Fund will be notified of the hiring of a sub-advisor or sub-advisor changes within 90 days after the effective date of such change.

Each Fund pays Forward Management an annual management fee for providing management equal to the percentage of each Fund’s average daily net assets as shown above under “Annual Management Fee to Investment Advisor.”

Forward Management has entered into a subadvisory agreement with each Money Manager and Accessor Funds on behalf of the respective Underlying Fund, whereby the Fund pays the Money Manager a subadvisory fee. For the High Yield Bond, International Equity, Investment Grade Fixed-Income, Mortgage Securities and Small to Mid Cap Funds, this fee is a fixed rate. The Money Managers for the Value and Growth Funds are compensated based, in part, on their performance and each subadvisory agreement contains a fulcrum fee arrangement.

A fulcrum fee has two parts, a base fee and a performance fee. In a typical fulcrum fee arrangement, the base fee is

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the predetermined rate at which the subadviser is paid when its net performance is in line with that of the fund’s benchmark. The base fee is adjusted up or down by the performance fee, which is derived by comparing net fund performance versus that of the fund’s benchmark over a rolling twelve-month period, in accordance with predetermined rates of adjustment. In a fulcrum fee arrangement, a subadviser is rewarded for outperformance or penalized for underperformance in equal measure. Depending on a fund’s net performance versus its benchmark, the subadviser will receive a fee adjustment in accordance with a formula that equates a percentage of out or underperformance to a percentage of fee increases or decreases, respectively. This formula has matching maximum and minimum ranges in which the fees can be adjusted. Also typical of most fulcrum fee arrangements is that there is no adjustment to the base fee in the first twelve months. In addition, most fulcrum fees employ a “null zone” around the base fee, whereby very small differences in performance versus the benchmark will not trigger a fee increase or decrease. The basic idea of a fulcrum fee is that when fund performance is bad, the adviser or subadviser should sacrifice some of its fee, and when fund performance is good, the fee will increase while still permitting shareholders to reap most of the profit.

Under a fulcrum fee arrangement, it is possible that a fund could pay a subadviser more than the base fee, even though the performance of both the fund and the fund’s benchmark is negative. This situation may occur when the decline in the performance of the benchmark is greater than the decline in the fund’s net performance.

Transfer Agent Each Fund has hired ALPS Fund Services, Inc. (the “Transfer Agent”) to provide transfer agent, registrar, dividend disbursing agent and certain other services to the Funds. Effective May 1, 2009 through April 30, 2010, Forward Management has contractually agreed to pay the Allocation Funds’ transfer agency fees.

Distributor SEI Investments Distribution Company (“Distributor”), One Freedom Valley Drive, Oaks, Pennsylvania 19456.

ALLOCATION FUNDS, FRONTIER MARKETS FUND, STRATEGIC ALTERNATIVES FUND & U.S. GOVERNMENT MONEY FUND

Manager Forward Management, LLC (“Forward Management”), 433 California Street, 11th Floor, San Francisco, CA 94104.

Forward Management has managed the Allocation Funds, the Strategic Alternatives Fund and the U.S. Government Money Fund since September 1, 2008, and has managed the Frontier Markets Fund since it commenced investment operations on December 31, 2008. Forward Management was founded in 1997.

An Investment Committee is primarily responsible for the management of the Allocation Funds, the Frontier Markets Fund, the Strategic Alternatives Fund and the U.S. Government Money Fund. The members of the Investment Committee are Nathan J. Rowader, Director of Investments, Jim O’Donnell, CFA, President of Forward Asset Management and Chief Administrative Officer of Forward Management, Paul Herber, CFA, Investment Officer, and Justin H. Roberge, Investment Analyst.

Mr. Rowader has been with Forward Management since September 1, 2008 as the Director of Investments. Mr. Rowader has primary responsibility for the investment decisions and day-to-day management for the Allocation Funds and the Strategic Alternatives Fund, and co-primary responsibility for the investment decisions and day-to-day management for the Frontier Markets Fund and the U.S. Government Money Fund. Prior to joining Forward Management, Mr. Rowader was with Accessor Capital Management from February 2007, as Investment Officer and member of Accessor’s Investment Committee; from December 2007, as Senior Investment Officer; and from February 2008 as Chief Investment Officer. Prior to Accessor Capital Management, Mr. Rowader was a Risk Management Analyst at OppenheimerFunds from 2005 to February 2007 and a Fund Analyst at OppenheimerFunds from 2004 to 2005. Prior to the OppenheimerFunds, Mr. Rowader served as a Financial Consultant at Linsco/Private Ledger from 2003 to 2004 and as a Senior Project Manager at WallStreetOnDemand from 1998 to 2003. Mr. Rowader received his MBA with a concentration in Finance from the University of Colorado. Mr. Rowader has managed the Allocation Funds and the U.S. Government Money Fund since February 2007, and has managed the Frontier Markets Fund and the Strategic Alternatives Fund since their inception.

Mr. O’Donnell has been with Forward Management since July 2006 as Chief Administrative Officer and as President of Forward Asset Management since May 2008. Mr. O’Donnell has overall responsibility for asset management at Forward Management, including the Allocation Funds, the Frontier Markets Fund, the Strategic Alternatives Fund and the U.S. Government Money Fund. From September 2001 to October 2002 and from February 2004 to May 2006, Mr. O’Donnell was an Analyst with Meisenbach Capital, conducting fundamental and financial analysis for a hedge fund portfolio. Between November 2002 and February 2004, Mr. O’Donnell was a consultant with Rainmaker Alliance, consulting with venture capital and start-up firms on financial models, projections and business strategy. From April 1993 to August 2001, Mr. O’Donnell served in various roles for Nicholas-Applegate Capital Management, including Investment Officer and Portfolio Manager responsible for stock selection and financial analysis for large cap, mid cap and small cap portfolios. Mr. O’Donnell is a Chartered Financial Analyst and holds an MBA. Mr. O’Donnell has managed the Allocation Funds, the Strategic Alternatives Fund and the U.S. Government Money Fund since September 2008, and has managed the Frontier Markets Fund since its inception.

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Mr. Herber has been with Forward Management since September 1, 2008 as an Investment Officer. Mr. Herber has co-primary responsibility for the investment decisions and day-to-day management for the Frontier Markets Fund. Prior to joining Forward Management, Mr. Herber was with Accessor Capital Management since February 2008 as an Investment Officer and member of Accessor’s Investment Committee. Prior to Accessor Capital Management, Mr. Herber was a Research Analyst at Wexford Capital Management from February 2006 to January 2008; the owner and operator of Genesis Games and Gizmos from June 2004 to January 2006; and a research associate at Capital International from June 2002 through May 2004. Mr. Herber has been a CFA Charterholder since 2003. Mr. Herber has managed the Allocation Funds, the Strategic Alternatives Fund and the U.S. Government Money Fund since February 2008, and has managed the Frontier Markets Fund since its inception.

Mr. Roberge has been with Forward Management since September 1, 2008 as Investment Analyst. Mr. Roberge has co-primary responsibility for the investment decisions and day-to-day management of the U.S. Government Money Fund. Prior to joining Forward Management, Mr. Roberge was with Accessor Capital Management since April 2002 as an Operations Associate, from June 2004 to December 2006 as a Junior Investment Analyst, and from December 2006 as an Investment Analyst. Prior to Accessor Capital Management, Mr. Roberge was a Registered Representative at Diversified Financial Concepts from September 2001 to April 2002 and an Operations Associate at Harris Investor Line from March 2000 to September 2001. Mr. Roberge has managed the Allocation Funds, the Strategic Alternatives Fund and the U.S. Government Money Fund since January 2007, and has managed the Frontier Markets Fund since its inception.

The SAI provides additional information about the compensation of each of the portfolio managers, other accounts managed, and ownership of securities in the Funds.

Forward Management directly invests the assets of the Allocation Funds, the Frontier Markets Fund, the Strategic Alternatives Fund and the U.S. Government Money Fund. Forward Management receives no additional fee beyond its management fee, as previously described, for these services.

GROWTH FUND

Money Manager Smith Asset Management Group, LP, 100 Crescent Court, Suite 1150, Dallas, TX 75201

Smith Asset Management Group, LP (“Smith Group”) has managed the Growth Fund since September 21, 2007. Founded in 1995, Smith Group has approximately $3.6 billion in assets under management as of December 31, 2008.

The Growth Fund is team-managed by the Smith Group. As Chief Investment Officer, Stephen S. Smith, CFA, directs the portfolio management team in implementing the investment process he designed. The team employs a process that combines quantitative and traditional research criteria that Stephen S. Smith, CFA has executed for over 25 years.

Stephen S. Smith, CFA, John D. Brim, CFA, Royce W. Medlin, CFA, William Ketterer, CFA, and A. Michelle Pryor, CFA have been jointly and primarily responsible for the day-to-day management of the Growth Fund since September 21, 2007.

Stephen S. Smith, CFA, CEO and Chief Investment Officer, is the founder of Smith Asset Group. Since the firm’s founding in 1995, he has served as both chief executive officer and chief investment officer. He began his investment management career as a portfolio manager with Wachovia Bank in 1976. In 1983 he joined the predecessor to Bank of America, where he held a variety of senior investment management positions.

John D. Brim, CFA, Portfolio Manager, joined Smith Group in March 1998. Mr. Brim has been a Senior Portfolio Manager with Smith Group since 2003 and is responsible for equity research within the health care sector. From April 1997 to March 1998, he was a manager within the Institutional Investment Consulting Group of Deloitte & Touche, LLP. From June 1990 to April 1997, he held a variety of positions, including senior client manager, with NationsBank Asset Management in Dallas.

Royce W. Medlin, CFA, Portfolio Manager, joined Smith Group in January 2006 as a Senior Portfolio Manager.

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Prior to joining Smith Group, he was President and Portfolio Manager of Belmont Wealth Management where he worked from 2002 to 2005. From 1991 to 2002, he served as a portfolio manager at U.S. Trust in Dallas and Team Bank Trust Investments in Fort Worth.

William Ketterer, CFA, Portfolio Manager, joined Smith Group in January of 2007 as a Senior Portfolio Manager. From March 1999 to January 2007, he served as Senior Vice President and Portfolio Manager with The Private Bank at Bank of America where he managed portfolios for institutions and high net worth individuals. From 1993 to 1999, he worked in corporate development within the healthcare industry. Prior to 1993, he was Vice President and General Manager of a west coast startup.

A. Michelle Pryor, CFA, Portfolio Manager, joined Smith Group in April 1998. Ms. Pryor has been a Senior Portfolio Manager with Smith Group since 2003 and is responsible for equity research within the consumer discretionary sector. Prior to joining the company, she was a trading assistant for Bell Fundamental Futures, L.L.C., a commodity-trading advisor, in Memphis, Tennessee.

The SAI provides additional information about the compensation of each of the portfolio managers, other accounts managed, and ownership of securities in the Funds.

Beginning on September 21, 2007, the Fund agreed to pay Smith Group a management fee composed of a monthly base fee (the “Base Fee”) payable at an annual rate of 0.25% of the Fund’s average daily net assets over such month and a performance fee adjustment (the “Performance Fee Adjustment”) based on the average net assets of the Fund over a 12-month rolling period. The Performance Fee Adjustment will be calculated monthly by (i) determining the difference in performance between the Advisor Class shares of the Fund and the Fund’s benchmark index (the “Performance Difference”); (ii) using the Performance Difference to determine the performance adjustment rate (“Performance Adjustment Rate”); and (iii) applying the Performance Adjustment Rate to the average daily net assets of the Fund during a rolling 12-month comparison period. For the period from September 21, 2007 through September 20, 2008, the Money Manager was paid at the Base Fee without regard to any Performance Fee Adjustment. The Performance Adjustment Rate will increase or decrease proportionately with the Performance Difference. To the extent that the Performance Difference falls within a null zone that is equal to plus 1.00% or minus 1.00%, the Performance Adjustment Rate shall be zero and there shall be no Performance Fee Adjustment. The Performance Adjustment Rate shall not exceed an absolute value of 0.15% and shall be made when the Performance Difference reaches plus or minus 3.50%. Therefore, the minimum possible annual fee payable to the Money Manager will be 0.10% and the maximum possible annual fee will be 0.40%.

The chart below illustrates how the Money Manager’s fees are calculated. Because of the higher expenses associated with A Class, C Class and Invester Class, the performance of Institutional Class shares is generally better. (Although once it commences operations, the Z Class will have lower expenses which may result in higher performance than the Fund’s Institutional Class). Regardless of any differences in performance among different share classes, a Performance Adjustment Rate will be determined using the performance of the Fund’s Institutional Class.

HIGH YIELD BOND FUND

Money Manager First Western Investment Management, Inc. (“First Western”), 1900 Avenue of the Stars, Suite 900, Los Angeles, California 90067

First Western acquired the investment advisory business of Financial Management Advisors, LLC (“FMA”) on June 1, 2008. FMA had managed the High Yield Bond Fund since May 1, 2000. First Western is the principal investment advisory subsidiary of First Western Financial, Inc. First Western has approximately $1.5 billion of assets under management as of December 31, 2008 and First Western Financial, Inc. has approximately $2 billion of assets under management as of December 31, 2008.

Mr. Steven S. Michaels has been directly responsible for the day-to-day management of the Fund since May 1, 2000 through his association with FMA. Mr. Michaels is Managing Director of High Yield at First Western, with 20 years of industry experience and had served as a member of the professional investment staff at FMA for 18 years. Mr. Michaels’ responsibility over the last 14 years include high yield fixed income portfolio management and directing the firm’s credit research. Mr. Michaels, assisted by First Western’s Fixed Income Team, manages the Fund utilizing First Western’s risk management analytics to regularly evaluate the composition of the Fund and implements investment strategies that leverage the individual expertise of the team members.

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The SAI provides additional information about the compensation of each of the portfolio managers, other accounts managed, and ownership of securities in the Funds.

As compensation for the Money Manager’s services, the Fund has agreed to pay the Money Manager, a fee, computed daily and paid quarterly at the annual rate of 0.25% of the aggregate daily net assets of the Fund.

INTERNATIONAL EQUITY FUND

Money Manager Lazard Asset Management LLC, 30 Rockefeller Plaza, New York, NY 10112

Lazard Asset Management LLC (“Lazard”) has managed the Fund since December 1, 2008. Lazard is a subsidiary of Lazard Freres & Co., LLC, a global investment bank. Lazard is an investment adviser registered with the SEC and manages investments for corporations, endowments, public and private pension funds, individuals, private investment funds and mutual funds, with $80 billion in assets under management as of December 31, 2008.

Lazard uses a team approach to managing the Fund. Paul Moghtader, CFA, serves as the lead portfolio manager and Taras Ivanenko, CFA, Peter Kashanek, Alex Lai, CFA, and Craig Scholl, CFA, serve as back-up portfolio managers. Investment decisions are made jointly by the team.

Paul Moghtader, CFA, Director, Portfolio Manager/Analyst. Mr. Moghtader is a Portfolio Manager/Analyst on Lazard’s Global Quantitative Equity team. He began working in the investment field in 1992. Prior to joining Lazard in 2007, Mr. Moghtader was Head of the Global Active Equity Group and a Senior Portfolio Manager at State Street Global Advisors (SSgA) from 1998-2007. At SSgA, Mr. Moghtader was the senior manager responsible for the research and portfolio management of all multi-regional active quantitative equity strategies. Previously, Mr. Moghtader was an analyst at State Street Bank. He began his career at Dain Bosworth as a research assistant. Mr. Moghtader has a Master of Management (MM) from Northwestern University and a BA in Economics from Macalester College.

Taras Ivanenko, CFA, Senior Vice President, Portfolio Manager/Analyst. Mr. Ivanenko is a Portfolio Manager/Analyst on Lazard’s Global Quantitative Equity team. He began working in the investment field in 1995. Prior to joining Lazard in 2007, Mr. Ivanenko was a Senior Portfolio Manager in the Global Active Equity group at State Street Global Advisors (SSgA) from 2002. Earlier at SSgA, he was a Principal and Senior Application Development Architect in the Equity Systems group. Previously, Mr. Ivanenko was an analyst in Quantitative Research and Trading Systems at Oxbridge Research. He has a Ph.D. in Physics from Massachusetts Institute of Technology and an Engineer-Physicist degree from Moscow Physical-Technical Institute.

Peter Kashanek, Senior Vice President, Client Portfolio Manager/Analyst. Mr. Kashanek is a Client Portfolio Manager/Analyst on Lazard’s Global Quantitative Equity team. He began working in the investment field in 1994. Prior to joining Lazard in 2007, Mr. Kashanek was a Principal and a Portfolio Manager in the Global Active Equity group at State Street Global Advisors (SSgA) from 2005-2007. Previously, Mr. Kashanek was an investment analyst in the Institutional Equity Research Group at Bank of Montreal where he focused on global energy companies 2003-2004. Prior to that, he was an Associate in the Global Equity Research Group at Deutsche Bank Securities. Mr. Kashanek also worked at Reliant Energy in Houston as a member of its Corporate Development team. Mr. Kashanek has an MBA with a concentration in Finance from Vanderbilt University and a BA in Government from St. Lawrence University.

Alex Lai, CFA, Vice President, Portfolio Manager/Analyst. Mr. Lai is a Portfolio Manager/Analyst on Lazard’s Global Quantitative Equity team. He began working in the investment field in 2002. Prior to joining Lazard in 2008, Mr. Lai was a Vice President and Quantitative Portfolio Manager in the Global Active Equity group at State Street Global Advisors (SSgA) from 2003. Prior to that, Mr. Lai was an investment-banking analyst at Lehman Brothers Asia in Hong Kong. He has a BBA (Hons) in Finance and Accounting from the University of Michigan, Ann Arbor.

Craig Scholl, CFA, Director, Portfolio Manager/Analyst. Mr. Scholl is a Portfolio Manager/Analyst on Lazard’s Global Quantitative Equity team. He began working in the investment field in 1984. Prior to joining Lazard in 2007, Mr. Scholl was a Principal and a Senior Portfolio Manager in the Global Active Equity group at State Street Global Advisors (SSgA) from 2000. Previously he was Managing Director of Public Equities for the Virginia Retirement System, where he was responsible for internally and externally managed portfolios. Prior to that, Mr. Scholl was a pension investment manager for two large corporations. He also worked as a consultant with InterSec Research and a vice president in data analytics at Lynch, Jones & Ryan. Mr. Scholl has a BS in Finance and Public

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Communications from Syracuse University. He is a member of the CFA Institute and the Boston Security Analysts Society.

The SAI provides additional information about the compensation of each of the portfolio managers, other accounts managed, and ownership of securities in the Fund.

As compensation for the Money Manager’s services, the Fund has agreed to pay the Money Manager a fee, computed daily and paid monthly, at the annual rate as set forth below of the aggregate daily net assets of the Fund:

0.45% on the first $500,000,000
0.425% on the next $500,000,000
0.40% above $1,000,000,000

Prior to Lazard, the Money Manager was Pictet Asset Management Limited (“Pictet”), Moor House - Level 11, 120 London Wall, GB-London EC2Y 5ET, from October 1, 2005 through November 30, 2008. As compensation for Pictet’s service, effective May 1, 2007, the Fund agreed to pay Pictet a management fee comprised of a monthly base fee (the “Base Fee”) payable at an annual rate of 0.45% of the Fund’s average daily net assets over such month and a performance fee adjustment (the “Performance Fee Adjustment”) based on the average net assets of the Fund over a 12-month rolling period. The Performance Fee Adjustment was calculated monthly by (i) determining the difference in performance between the Institutional Class shares of the Fund and the Fund’s benchmark index (the “Performance Difference”); (ii) using the Performance Difference to determine the performance adjustment rate (“Performance Adjustment Rate”); and (iii) applying the Performance Adjustment Rate to the average daily net assets of the Fund during a rolling 12-month comparison period. For the period from May 1, 2007 through April 30, 2008, Pictet was paid at the Base Fee without regard to any Performance Fee Adjustment. The Performance Adjustment Rate increased or decreased proportionately with the Performance Difference. To the extent that the Performance Difference falls within a null zone that is equal to plus 1.50% or minus 1.50%, the Performance Adjustment Rate was zero and there was no Performance Fee Adjustment. The Performance Adjustment Rate was not to exceed an absolute value of 0.20% and was made when the Performance Difference reached plus or minus 3.50%. Therefore, the minimum possible annual fee payable to Pictet was 0.25% and the maximum possible annual fee was 0.65%.

INVESTMENT GRADE FIXED-INCOME FUND (formerly, the Intermediate Fixed-Income Fund)

Money Manager Pacific Investment Management Company LLC (PIMCO), 840 Newport Center Drive, Suite 360, Newport Beach, CA 92660

PIMCO has managed the Investment Grade Fixed-Income Fund since May 19, 2008. PIMCO* was founded in Newport Beach, California in 1971. PIMCO is one of the world’s largest fixed income managers, with a presence in every major global bond market. PIMCO started as a subsidiary of Pacific Life Insurance Company to manage separate accounts for institutional clients. Today, the PIMCO Group’s global client base is served from offices in New York, Singapore, Tokyo, London, Sydney, Munich, Toronto, Hong Kong, and Newport Beach. PIMCO has approximately $747 billion in assets under management as of December 31, 2008.

PIMCO’s fixed income portfolio group works on a team or consensus basis, so all accounts with similar objectives will have similar structures. The group’s structure can best be described as a hub and spoke system, with seven senior generalist portfolio managers being the hub, receiving input from many specialists. The sector specialists relay information, provide strategic ideas and trading strategies and assist with execution. One generalist is assigned to each of PIMCO’s accounts. Chris Dialynas is the portfolio manager responsible for the day-to-day investment decisions of the fund. Mr. Dialynas is a Managing Director, portfolio manager, and a senior member of PIMCO’s investment strategy group. He joined PIMCO in 1980 and has been a Managing Director and Senior Portfolio Manager since 1985. Mr. Dialynas has written extensively and lectured on the topic of fixed income investing. He served on the Editorial Board of The Journal of Portfolio Management and was a member of Fixed Income Curriculum Committee of the Association for Investment Management and Research. He has twenty-nine years of investment experience and holds a bachelor’s degree in economics from Pomona College, and holds an MBA in finance from The University of Chicago Graduate School of Business.

The SAI provides additional information about the compensation of the portfolio manager, other accounts managed, and ownership of securities in the Funds.

As compensation for the Money Manager’s services, each Fund has agreed to pay the Money Manager a fee, computed daily and paid monthly, at the annual rate of 0.25% of the aggregate daily net assets of each Fund.

Prior to PIMCO, the Money Manager was Cypress Asset Management (“Cypress”), 26607 Carmel Center Place, Carmel, CA, from September 21, 1998 through May 18, 2008. As compensation for Cypress’ service, from June 1, 2007 through May 18, 2008, each Fund agreed to pay Cypress a fee, computed daily and paid quarterly at the annual rate of 0.15% of the aggregate daily net assets of each Fund.

* Includes PIMCO’s global affiliates, as appropriate.

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MORTGAGE SECURITIES FUND

Money Manager BlackRock Financial Management, Inc. (“BlackRock”), 40 E. 52nd Street, New York, NY 10022

BlackRock or its predecessors have managed the Mortgage Securities Fund since May 18, 1992. Founded in 1988, BlackRock has approximately $1.31 trillion in assets under management as of December 31, 2008.

BlackRock’s Investment Strategy Group has primary responsibility for setting the broad investment strategy and for overseeing the ongoing management of all client portfolios. Andrew J. Phillips, Managing Director, has been primarily responsible for the day-to-day management and investment decisions for the Mortgage Securities Fund. While Mr. Phillips is supported by the Investment Strategy Group, he is responsible for the investment decisions of the Fund. Mr. Phillips has been a Managing Director of BlackRock since 1999. Mr. Phillips is co-head of US Fixed Income within BlackRock’s Fixed Income Portfolio Management Group and a member of the Leadership Committee. He is responsible for the consistent implementation of investment strategies across all total return accounts. He is Chairman of the monthly Account Review Meeting, which examines performance, compliance, and operations for all client portfolios. Mr. Phillips is also a member of the mortgage securities team and previously served as the lead sector specialist before assuming his current responsibilities. Mr. Phillips has been a member of BlackRock’s fixed income team since 1991.

The SAI provides additional information about the compensation of each of the portfolio managers, other accounts managed, and ownership of securities in the Funds.

As compensation for the Money Manager’s services, the Fund has agreed to pay the Money Manager, a fee, computed daily and paid quarterly at the annual rate as set forth below of the aggregate daily net assets of the Fund:

0.25% of the first $100,000,000
0.20% of the next $100,000,000
0.15% above $200,000,000

SMALL TO MID CAP FUND

Money Manager Los Angeles Capital Management and Equity Research, Inc. (“LA Capital”), 11150 Santa Monica Blvd., Suite 200, Los Angeles, California 90025

LA Capital has managed the Small to Mid Cap Fund since June 2, 2008. LA Capital is registered with the Securities and Exchange Commission as an investment advisor under the Investment Advisers Act of 1940. As of December 31, 2008, LA Capital managed approximately $4.4 billion in assets.

A team of investment professionals manages the portion of the Small to Mid Cap Fund’s assets allocated to LA Capital. The portfolio management team consists of Thomas D. Stevens, CFA, Hal Reynolds, CFA, David Borger, CFA, Stuart Matsuda and Christine Kugler. Thomas Stevens, Chairman, is responsible for developing and managing the firm’s resources for research, portfolio management, trading, operations, and relationship management. Hal Reynolds, Chief Investment Officer, chairs the Investment Committee and is responsible for the firm’s investment process. David Borger, Director of Research, is responsible for managing the firm’s research activities. Stuart Matsuda, Director of Trading, and Christine Kugler, Director of Implementation, are responsible for developing the firm’s trading strategies and implementing the trading program. All five members of the portfolio management team are principals of the firm and have been in the positions with LA Capital since the firm’s inception in 2002. All five members of the portfolio management team also serve on the Investment and Portfolio Review Committees. The Investment Committee is responsible for reviewing investment research in the areas of stock selection, risk management, portfolio construction, trading, and for approving all changes to the investment process. The Portfolio Review committee meets monthly and is responsible for monitoring the risk exposures of each portfolio to ensure compliance with written investment guidelines and the current outlook of the Dynamic Alpha stock selection model.

The SAI provides additional information about the compensation of each of the portfolio managers, other accounts managed, and ownership of securities in the Funds.

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As compensation for the Money Manager’s services, the Fund has agreed to pay the Money Manager a fee, computed daily and paid monthly at the annual rate of 0.40% of the aggregate daily net assets of the Fund.

Prior to LA Capital, the Money Manager of the Fund was SSgA Funds Management, Inc. (“SSgA FM”), One Lincoln Street, Boston, MA 02111 from June 1, 2001 through June 1, 2008. As compensation for SSgA FM’s services, the Fund paid SSgA FM as follows: Prior to May 1, 2007, the Fund paid SSgA FM a fee, computed daily and paid quarterly at the annual rate of 0.35% of the average daily net assets of the Fund. From May 1, 2007 through September 30, 2007, the Fund paid SSgA FM a monthly base fee payable at an annual rate of 0.30% of the Fund’s average daily net assets. Beginning October 1, 2007, the Fund paid SSgA FM a monthly base fee payable at an annual rate of 0.40% of the Fund’s average daily net assets of the Fund over such month.

VALUE FUND

Money Manager Acadian Asset Management LLC, One Post Office Square, 20th Floor, Boston, MA 02109

Acadian has managed the Value Fund since March 1, 2007. Acadian has approximately $43 billion of assets under management as of December 31, 2008.

The core equity investment team oversees a single process that produces all core equity portfolios. This team consists of 14 portfolio managers. A lead manager is assigned to monitor adherence to client specific investment objectives. Constantine P. Papageorgiou, CFA, Vice President and Portfolio Manager is the lead manager for the Growth Fund since March 1, 2007. Mr. Papageorgiou has been a portfolio manager with Acadian since August 2006 and is a member of the global research and portfolio management team. Prior to Acadian, Mr. Papageorgiou was with the AlphaSimplex Group in Cambridge as Vice President, Research Scientist from 2002 to 2006 and a software engineer at iSpheres Corporation from 2001 to 2002.

Qi Zeng, CFA, Senior Vice President and Portfolio Manager, is the backup portfolio manager. Ms. Zeng has been a portfolio manager with Acadian since November 2006. Prior to Acadian, Ms. Zeng was the head of the global quantitative research team at State Street Global Markets from 2005 to 2006 and head of US quantitative strategy at Morgan Stanley from 1999 to 2005.

The SAI provides additional information about the compensation of the portfolio manager, other accounts managed, and ownership of securities in the Funds.

As compensation for the Money Manager’s service, the Fund has agreed to pay the Money Manager a management fee composed of a monthly base fee (the “Base Fee”) payable at an annual rate of 0.25% of the Fund’s average daily net assets over such month and a performance fee adjustment (the “Performance Fee Adjustment”) based on the average net assets of the Fund over a 12-month rolling period. The Performance Fee Adjustment will be calculated monthly by (i) determining the difference in performance between the Advisor Class shares of the Fund and the Fund’s benchmark index (the “Performance Difference”); (ii) using the Performance Difference to determine the performance adjustment rate (“Performance Adjustment Rate”); and (iii) applying the Performance Adjustment Rate to the average daily net assets of the Fund during a rolling 12-month comparison period. For the period from March 1, 2007 through February 29, 2008, the Money Manager was paid at the Base Fee without regard to any Performance Fee Adjustment. Effective March 1, 2008, the Performance Adjustment Rate will increase or decrease proportionately with the Performance Difference. To the extent that the Performance Difference falls within a null zone that is equal to plus 0.75% or minus 0.75%, the Performance Adjustment Rate shall be zero and there shall be no Performance Fee Adjustment. The Performance Adjustment Rate shall not exceed an absolute value of .05% and shall be made when the Performance Difference reaches plus or minus 3.25%. Therefore, the minimum possible annual fee payable to the Money Manager will be 0.20% and the maximum possible annual fee will be 0.30%.

The chart below illustrates how the Money Manager’s fees are calculated. Because of the higher expenses associated with A Class, C Class, and Investor Class, the performance of Institutional Class shares is generally better. (Although once it commences operations, the Z Class will have lower expenses which may result in higher performance than the Fund’s Institutional Class). Regardless of any differences in performance among different share classes, a Performance Adjustment Rate will be determined using the performance of the Fund’s Institutional Class.

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INSTITUTIONAL CLASS, INVESTOR CLASS AND Z CLASS SHARES – GENERAL

Except for the Investment Grade Fixed-Income Fund and Mortgage Securities Fund (which do not offer A Class shares), the Frontier Markets Fund (which does not offer C Class shares), the Strategic Alternatives Fund (which does not offer A Class or C Class shares), and the Allocation Funds (which do not offer the Z Class shares) each Fund offers the following five classes of shares to the public: Investor Class, Institutional Class, Z Class, A Class and C Class shares. Not all classes of shares are offered to the public in all states. The Investor Class shares, Institutional Class shares and Z Class shares of the Funds are offered in this prospectus. A Class and C Class shares are offered through a separate prospectus. Each share class of a Fund represents investments in the same portfolio of securities, but each share class will differ principally in terms of sales charges and ongoing expenses, allowing you to choose the share class that best meets your current investment needs.

Institutional Class Shares

Certain financial institutions, pension or 401(k) plans, or investment advisors or individuals purchasing $100,000 or more of shares of Accessor Funds may elect to purchase Institutional Class shares. Authorized firms may charge for certain shareholder services and should furnish clients who purchase Institutional Class shares with a schedule explaining the fees.

The Trust may waive or reduce the minimum requirement for Institutional Class shares of a Fund under certain circumstances and conditions including, without limitation, shares purchased by officers, directors, trustees and employees of the Trust, Forward Management and their affiliates, and shares purchased by retirement plans that have $250,000 or more in plan assets.

Investor Class Shares Minimum Initial Investment Amount for Investor Class Shares:
•	$2,000 for accounts enrolled in eDelivery

•	$2,000 for Coverdell Education Savings accounts

•	$ 500 for Automatic Investment Plan accounts

•	$4,000 for all other accounts

Z Class Shares

Minimum Initial Investment Amount:

•	$15 million in Z Class shares of one or more Accessor Funds

The Trust may waive or reduce the minimum requirement for Z Class shares of a Fund under certain circumstances and conditions including, without limitation, shares purchased by officers, directors, trustees and employees of the Trust, Forward Management and their affiliates.

Subsequent investments for a Fund must be $100 or more. Financial intermediaries may charge their customers a transaction or service fee.

The initial investment must be accompanied by an appropriate account application. The Trust reserves the right to increase or decrease the minimum amount or maximum amount required to open and maintain an account, or to add to an existing account, without prior notice. The Trust may accept smaller purchase amounts (e.g., 401(k) plans, transfers in from trustees or the correction of errors) or reject any purchase order it believes may disrupt the management of a Fund. See the SAI for more information.

DISTRIBUTION AND SERVICE ARRANGEMENTS

Distribution and Service Plans The Funds have adopted a Distribution and Service Plan that allows the Investor Class shares of the Funds to pay distribution fees and/or service fees to financial intermediaries for sales and distribution related activities and/or providing non distribution related shareholder services. The fees under the Distribution and Service Plan will not exceed 0.25% in the aggregate annually. Because 12b-1 fees are paid out of the Fund’s assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

Other Compensation to Dealers The Distributor may pay or sponsor informational meetings for dealers as described in the SAI. The Distributor may, for specified periods, allow dealers to retain the full sales charge for sales of shares or may pay additional concessions to a dealer who sells a minimum dollar amount of Accessor Fund shares. In some instances, such additional concessions will be offered only to certain dealers expected to sell significant amounts of shares. In addition, the Distributor or its affiliates may pay additional compensation, out of their own assets, to certain intermediaries or their affiliates, based on sales or assets attributable to the intermediary, or such other criteria agreed to by the Distributor. The intermediaries to which

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INSTITUTIONAL CLASS, INVESTOR CLASS AND Z CLASS SHARES – GENERAL

payments may be made are determined by the Distributor. These payments may provide an incentive, in addition to any deferred sales charge, to these firms to actively promote the Funds or cooperate with the Distributor’s provide marketing or service support to the Funds. For more information, please see the SAI.

Additional Payments to Intermediaries Forward Management or its affiliates may enter into arrangements to make additional payments, sometimes referred to as “revenue sharing,” to certain financial intermediaries or their affiliates. Revenue sharing arrangements occur when Forward Management or its affiliates agree to pay, out their own resources (which may include legitimate profits from providing advisory or other services to the Funds), cash compensation to intermediaries in addition to any sales charges, distribution fees, service fees or other expenses paid by the Funds or their shareholders as disclosed in the Fund Expenses tables in this Prospectus. Revenue sharing arrangements may include payments for shelf space and marketing support to distribute the Funds’ shares, as well as compensation for shareholder recordkeeping, processing, accounting and/or other administrative or distribution services in connection with the sale or servicing of shares of the Funds. This compensation may be more or less than the overall compensation received by intermediaries with respect to other investment products and may influence intermediaries to present the Funds or make them available to their other customers. For more information about these payments, please see the SAI or ask your financial intermediary.

Administrative Services Plan Each of the Funds (except the Frontier Markets Fund and the Strategic Alternatives Fund) has adopted an Administrative Services Plan to allow the Investor Class shares of the Funds to pay financial intermediaries for non-distribution-related administrative services provided to shareholders. The administrative services fee under the Administrative Services Plan will not exceed 0.25% annually for the Investor Class shares.

Shareholder Services Plan Each of the Funds (except the U.S. Government Money Fund and the Allocation Funds) has adopted a Shareholder Services Plan to allow the Institutional Class shares of the Funds to pay financial intermediaries for non-distribution-related services provided to shareholders. The services fee under the Shareholder Services Plan will not exceed 0.10% annually for the Institutional Class shares. In addition, the Frontier Markets Fund and the Strategic Alternatives Fund have adopted the Shareholder Services Plan to allow the Investor Class shares of each Fund to pay financial intermediaries for non-distribution-related services provided to shareholders. The services fee under the Shareholder Services Plan will not exceed 0.15% annually for the Investor Class shares of the Frontier Markets Fund and the Strategic Alternatives Fund.

Administrative Plan The U.S. Government Money Fund has adopted a plan (the “Administrative Plan”) with respect to each class of shares of the U.S. Government Money Fund (except for Z Class). Pursuant to the Administrative Plan, the U.S. Government Money Fund will pay Forward Management for certain administrative, informational and support services to investors who may from time to time beneficially own U.S. Government Money Fund shares either directly or through omnibus accounts. The maximum annual amount payable to Forward Management is 0.25% of the average daily net assets of the shares of the U.S. Government Money Fund, provided, however, that the U.S. Government Money Fund shall not directly or indirectly pay any distribution or non-distribution related amounts for Investor Class shares that will be allocated under the Fund’s Distribution and Service Plan.

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PURCHASING FUND SHARES

TRANSFER AGENT

The Transfer Agent for the Funds is ALPS Fund Services, Inc. (the “Transfer Agent”). Mail can be directed to the Transfer Agent at:

Accessor Funds P.O. Box 1345 Denver, CO 80201

WHERE TO PURCHASE

Financial Intermediaries Shares of the Funds are usually purchased through financial intermediaries, such as banks, broker-dealers, registered investment advisors and providers of fund supermarkets who may receive a payment from Accessor Funds for distribution and shareholder services and/or administrative services. In certain cases in which a written procedural agreement exists between a Fund and a financial intermediary, a Fund will be deemed to have received a purchase or redemption when it is received by the financial intermediary. The order will be priced at the next calculated NAV after receipt of the order. Financial intermediaries are responsible for transmitting accepted orders of the Funds within the time period agreed upon by them. You should contact your financial intermediary to learn whether it is authorized to accept orders for the Funds. These financial intermediaries may also charge transaction, administrative or other fees to shareholders, and may impose other limitations on buying, selling or transferring shares, which are not described in this Prospectus. Some features of the Fund Shares, such as investment minimums and certain trading restrictions, may be modified or waived by financial intermediaries. Shareholders should contact their financial intermediary for information on fees and restrictions.

Direct Investors may purchase Shares of the Funds directly from the transfer agent for Accessor Funds for no sales charge or commission.

“Street Name” Accounts If your shares are held in a “street name” account at an investment dealer, that dealer (and not Accessor Funds or the Transfer Agent) will perform all recordkeeping, transaction processing and distribution payments. Because Accessor Funds will have no record of your transactions, you should contact your investment dealer to purchase, redeem or exchange shares, to make changes to your account, or to obtain account information. You will not be able to utilize a number of shareholder features directly with Accessor Funds. The transfer of shares in a “street name” account to an account with another investment dealer or to an account directly with Accessor Funds involves special procedures and you will be required to obtain historical information about your shares prior to the transfer. Before establishing a “street name” account with an investment dealer, you should determine whether that dealer allows re-investment of distributions in “street name” accounts.

HOW TO PURCHASE

Shares of the Funds may not be purchased on days when the NYSE is closed for trading: currently, New Year’s Day, Martin Luther King, Jr. Day, Presidents Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

Not all classes of all Accessor Funds may be offered in your state of residence. Contact your financial intermediary or the Transfer Agent to ensure that the Fund you want to purchase is offered in your state of residence.

Normally your financial intermediary will send your purchase requests to the Transfer Agent. Purchase orders are accepted on each business day that the New York Stock Exchange (“NYSE”) is open and must be received in good order. Requests received “in good order” must include: account name, account number, dollar or share amount of transaction, Fund(s), allocation of investment, class of shares, and signature of authorized signer. In accordance with the USA PATRIOT Act, if you fail to provide all of the required information requested in the current account application, your purchase order will not be processed.

The Transfer Agent, on behalf of Accessor Funds and the Distributor, is required by law to obtain certain personal information from you or persons acting on your behalf in order to verify your or such person’s identity. If you do not provide the information, the Transfer Agent may not be able to open your account. If the Transfer Agent is unable to verify your identity or that of another person(s) authorized to act on your behalf, or if it believes it has identified potential criminal activity, Accessor Funds and the Distributor reserve the right to close your account or take any other action they deem reasonable or required by law.

The order will be priced at the next calculated offering price, which is the NAV plus any initial sales charge that applies after receipt of the order by the Transfer Agent. In certain cases, a Fund will be deemed to have received a purchase or redemption when it is received by the financial intermediary. Financial intermediaries are responsible for transmitting accepted orders of the Funds within the time period agreed upon by them. You should contact your financial intermediary to learn whether it is authorized to accept orders for the Funds.

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PURCHASING FUND SHARES

Requests must be received prior to the close of the NYSE, normally 4:00 p.m. Eastern Time, except the U.S. Government Money Fund. If the Transfer Agent receives a purchase order for shares of U.S. Government Money Fund on any business day marked “Same Day Settlement” and the invested monies are received via fedfunds wire before 5:00 p.m. Eastern Time on the same day, the investor will be entitled to receive that day’s dividend. To allow Forward Management to manage the U.S. Government Money Fund most effectively, investors are encouraged to execute trades before 3:00 p.m. Eastern Time. For all purchase orders not marked “Same Day Settlement,” the Transfer Agent must receive payment for shares by 12:00 noon Eastern Time on the business day following the purchase request. The Funds may restrict or close an account when necessary or appropriate to comply with antimoney laundering laws. All purchases must be made in U.S. Dollars. Purchases may be made in any of the following ways:

By Check Checks made payable to “Accessor Funds” and drawn on a U.S. bank should be mailed with the completed application or with the account number and name of Fund noted on the check to:

Accessor Funds P.O. Box 1345 Denver, CO 80201

Neither initial nor subsequent investments should be made by third party check. At least one name on the account on which the check is drawn must match the registration of your account at Accessor Funds. If you pay with a check that does not clear or if your payment is not timely received, your purchase will be canceled. You will be responsible for any losses or expenses incurred by each Fund or the Transfer Agent, and the Fund can redeem shares you own in this or another identically registered Accessor Fund account as reimbursement. Each Fund and its agents have the right to reject or cancel any purchase, exchange, or redemption due to nonpayment.

By Federal Funds Wire Wire instructions can be obtained from the Transfer Agent at (800) 759-3504 and must be accompanied or preceded by a trade sheet.

By Automatic Investment Plan Shareholders may establish an Automatic Investment Plan (AIP) whereby investments in any of the Accessor Funds are made automatically on monthly basis. The minimum initial investment amount is $500 and minimum subsequent investments are $50 per Fund. Sums for investment will be automatically withdrawn from your checking or savings account on the day you specify. If you do not specify a day, the transaction will occur on the 20th of each month or the next Business Day if the 20th is not a Business Day. Please call the Accessor Funds at (800) 759-3504 if you would like more information.

By Purchases In Kind Under some circumstances, the Funds may accept securities as payment for Fund Shares. Such securities would be valued the same way the Funds’ securities are valued (see “Valuation of Securities”). Please see “Additional Purchase and Redemption Information” in the SAI for further information.

Portfolio Rebalancing Your financial intermediary may provide one or more Model Investment Portfolios. Your financial intermediary may develop various investment models utilizing the Accessor Funds that will designate how, on a percent basis, the total value of your Accessor Funds holdings should be rebalanced, and at what frequency (quarterly, semi-annual or annual basis). Your portfolio will be rebalanced through the exchange of shares in one or more of your Accessor Funds for shares of the same class of one or more other Accessor Funds in your account. The Transfer Agent must receive requests to participate, make changes or cancel in good order from your financial intermediary at least five business days prior to the next rebalancing date. You may realize taxable gains from these exchanges. Accessor Funds may modify, suspend or terminate the program at any time on 60 days prior written notice.

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PURCHASING FUND SHARES

IRA/SIMPLE IRA/ROTH IRA/COVERDELL EDUCATION SAVINGS ACCOUNT PLANS

Investors may purchase Fund shares through an Individual, SIMPLE, Roth or Educational Retirement Custodial Account Plan. Copies of an IRA, Roth IRA or Educational IRA Plan may be obtained from the Transfer Agent by calling (800) 759-3504.

SHARE PRICING

Investors purchase shares of a Fund at its NAV. The NAV for each class is calculated by adding the value of Fund assets attributable to that class, subtracting Fund liabilities attributable to the class, and dividing by the number of outstanding class shares. While the assets of each class are invested in a single portfolio of securities, the NAV for each class will differ because the classes have different ongoing distribution fees and other expenses. The NAV is calculated each day that the NYSE is open for business. The Funds generally calculate their NAV at the close of regular trading on the NYSE, generally 4:00 p.m. Eastern Time, except for the U.S. Government Money Fund, which calculates its NAV at 5:00 p.m. Eastern Time each day the NYSE is open. If the markets close early, the Funds may close early and may value their shares at earlier times under these circumstances. Shares are purchased at the offering price that is next calculated after purchase requests are received by the Funds in good order. The NAV may be published daily in the business section of many major newspapers. If you have access to the Internet, you also can check the NAV on the Accessor Funds’ website (www.accessor.com). For related information, see “Valuation of Securities” section.

ACCESSOR INTERNET WEBSITE

You can obtain information about the Accessor Funds on the Accessor Funds’ website at www.accessor.com. Additionally, your financial intermediary may arrange for you to view your account information over the Internet with a password protected login. If your Accessor Funds shares are held through a third-party fiduciary or in an omnibus registration at a bank or brokerage firm this service may not be available. To obtain account information online, you must first obtain a user I.D. and password. Contact your financial intermediary for more information. At times, the website may be inaccessible or its account viewing features may be unavailable.

POLICIES CONCERNING FREQUENT PURCHASES AND REDEMPTIONS

The Funds do not accommodate frequent purchases and redemptions of Fund shares. Short-term or excessive trading may interfere with the efficient management of a Fund, increase transaction costs and taxes and may harm a Fund’s performance. The Board of Trustees has adopted policies and procedures with respect to frequent purchases and redemptions of fund shares.

The Funds attempt to discover and discourage frequent trading in several ways. These methods include trade activity monitoring and fair value pricing. Although these methods are designed to discourage frequent trading, there can be no guarantee that the Funds will be able to identify and restrict investors that engage in such activities. These methods are inherently subjective and involve judgment in their application. The Funds and their service providers seek to make these judgments and apply these methods uniformly and in a manner that they believe is consistent with the interests of the Funds’ long-term shareholders. The Funds may amend these policies and procedures in the future to enhance the effectiveness of the program or in response to changes in regulatory requirements.

The Funds monitor trading activity with respect to the purchase, sale and exchange of Fund shares. Trading activity is evaluated to determine whether such activity is indicative of market timing activity or is otherwise detrimental to a Fund. If a Fund believes that a shareholder has engaged in short-term or excessive trading activity to the detriment of the Fund and its long-term shareholders, the Fund may, in its sole discretion, request the shareholder to stop such trading activities or refuse to process purchases or exchanges in the shareholder’s account. The Funds specifically reserve the right to reject any purchase or exchange order by any investor or group of investors indefinitely for any reason.

The Funds currently are unable to directly monitor the trading activity of beneficial owners of the Funds’ shares who hold those shares through third-party 401(k) and other group retirement plans and other omnibus arrangements maintained by other intermediaries. Omnibus accounts allow intermediaries to aggregate their customers’ investments in one account and to purchase, redeem and exchange Fund shares without the identity of a particular customer being known to a Fund. A number of these financial intermediaries may not have the capability or may not be willing to apply the Funds’ short term trading policies. Although it attempts to do so, the Funds cannot assure that these policies will be enforced with regard to Fund shares held through such omnibus arrangements.

The Board of Trustees has adopted procedures to fair value each Fund’s securities in certain circumstances when market prices are not readily available, including when trading in a security is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; when a security’s primary trading market is closed during regular market hours; or when a security’s value is materially affected by events occurring after the close of the security’s primary trading market. For related information, see “Valuation of Securities” section.

By fair valuing securities, the Funds seek to establish prices that investors might expect to realize upon the current sales of these securities. For non-U.S. securities, fair valuation is intended to deter market timers who may take advantage of time zone differences between the close of the foreign markets on which a Fund’s portfolio securities trade and the U.S. markets that determine the time as of which the Fund’s NAV is calculated.

The Funds make fair value determinations in good faith in accordance with the Funds’ valuation procedures. Because of the subjective and variable nature of fair value pricing, there can be no assurance that a Fund could obtain the fair value assigned to the security upon the sale of such security.

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PURCHASING FUND SHARES

FOR MORE INFORMATION

For additional information about purchasing shares of the Accessor Funds, please contact your financial intermediary or Accessor Funds at (800) 759-3504.

EXCHANGING FUND SHARES

EXCHANGES OF INSTITUTIONAL, INVESTOR OR Z CLASS SHARES FOR THE SAME CLASS SHARES OF ANY OTHER ACCESSOR FUND

By following the instructions below, and subject to such limitations as may be imposed by the Trust, you may exchange your Institutional Class shares, Investor Class shares or Z Class shares of any Accessor Fund for the same Class shares of any other Accessor Fund. There are generally no fees for exchanges, but an exchange of shares between funds is technically a sale of shares in one fund followed by a purchase of shares in another fund, and therefore may have tax consequences. Thus, the exchange may, like a sale, result in a taxable gain or loss to you and will generally give you a new tax basis for your new shares.

Shareholders should read the prospectus of any other Accessor Fund into which they are considering exchanging.

EXCHANGES OF INSTITUTIONAL, INVESTOR OR Z CLASS SHARES FOR A DIFFERENT CLASS WITHIN THE SAME FUND

Subject to such limitations as may be imposed by the Trust, you may also exchange shares of one class of an Accessor Fund for another class within the same fund. You may exchange your Institutional Class shares for either Investor Class or Z Class Shares of the same Accessor Fund. You may exchange your Investor Class shares for either Institutional Class or Z Class Shares of the same Accessor Fund. You may exchange your Z Class shares for either Institutional Class or Investor Class Shares of the same Accessor Fund. An exchange of shares of one class of a Fund into another class of the same Fund is not treated as a redemption and sale for tax purposes.

Shareholders should read the section of the prospectus regarding any other Class of shares into which they are considering exchanging.

GENERAL INFORMATION ABOUT EXCHANGES

Shares of one Fund or Class may be exchanged for shares of another Fund or Class on days when the NYSE is open for business, as long as shareholders meet the normal investment requirements, including the minimum investment requirements, of the other Fund or Class. Your exchange request must be received in good order by the Transfer Agent or certain financial intermediaries prior to the close of the NYSE, normally 4:00 p.m. Eastern Time. Requests received “in good order” must include: account name, account number, dollar or share amount of transaction, Fund(s) and allocation of investment, and signature of authorized signer. Shares will be exchanged at the next NAV calculated after the Transfer Agent receives the exchange request in good order. Under certain circumstances, before an exchange can be made, additional documents may be required to verify the authority or legal capacity of the person seeking the exchange.

Once your exchange is received in proper form, it cannot be revoked. Exchanges into another Fund and/or Class must be for at least $100. The Trust reserves the right to prohibit exchanges during the first 15 days following an investment in the Fund and may terminate or change the terms of the exchange privilege at any time. In addition, the Trust may suspend a shareholder’s exchange privilege if, in the judgment of Forward Management, the shareholder’s exchange activity indicates frequent trading or market timing that may be harmful to a Fund or its shareholders. See “Policies Concerning frequent Purchases and Redemptions” under Purchasing Fund Shares.

Not all Accessor Funds or Fund classes may be offered in your state of residence. Contact your financial intermediary or the Transfer Agent to ensure that the Accessor Fund or the class of shares of the Fund you want to exchange into is offered in your state of residence.

EXCHANGES THROUGH ACCESSOR FUNDS

Normally, your financial intermediary will send your exchange request to the Transfer Agent. Accessor Funds does not currently charge fees on exchanges made directly through it. This exchange privilege may be modified or terminated at any time by Accessor Funds upon 60 days notice to shareholders. Exchanges may be made either:

By Mail Share exchange instructions may be mailed to:

Accessor Funds
P.O. Box 1345
Denver, CO 80201

By Telephone Shareholders who have previously authorized telephone exchanges (and Accessor Funds or the Transfer Agent has a record of such authorization) may call (800) 759-3504 to execute their exchange. To prevent unauthorized transactions, Accessor Funds may use reasonable procedures to verify telephone requests.

EXCHANGES THROUGH FINANCIAL INTERMEDIARIES

You should contact your financial intermediary directly to make exchanges. Your financial intermediary may charge additional fees for these transactions.

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REDEEMING FUND SHARES

Normally, your financial intermediary will send your request to redeem Fund shares to the Transfer Agent. Shares held for  you in your dealer’s name must be sold through the dealer. Consult your financial intermediary for more information.

Investors may request to redeem Fund shares on any day that the NYSE is open for business. The request must be received in good order by the Transfer Agent or certain financial intermediaries prior to the close of the NYSE, normally 4:00 p.m. Eastern Time. Requests received “in good order” must include: account name, account number, dollar or share amount of transaction, fund(s) and allocation of investment, and signature of authorized signer. The Transfer Agent may require that you provide additional information, such as corporate resolutions or powers of attorney, if applicable. If you are redeeming from an IRA account,  you   must include an Authorization for  Distribution from IRA Form, which

Redemption requests for shares that were purchased by check will be honored at the next NAV calculated after receipt of the redemption request. However, redemption proceeds will not be transmitted until the check used for the investment has cleared (up to 15 days after a deposit).

includes a statement of whether or not you are at least 59-1/2 years old and whether you wish to have federal income tax withheld from your proceeds. Contact your financial intermediary or the Transfer Agent for a copy of the appropriate form. The Transfer Agent may require certain other information before you can redeem from an employer-sponsored retirement plan. Contact your employer for details.

If the Transfer Agent receives a redemption request in good order from a shareholder of the U.S. Government Money Fund by 3:00 p.m. Eastern Time, marked “Same Day Settlement”, the shareholder will be entitled to receive redemption proceeds by wire on the same day. Shareholders of the U.S. Government Money Fund who elect this option should be aware that their account will not be credited with the daily dividend on that day. Shares will be redeemed at the next NAV, less any applicable CDSC, calculated after the Transfer Agent receives the redemption request in good order. Payment will ordinarily be made within seven days of the request by wire transfer to a shareholder’s domestic commercial bank account. Shares may be redeemed from Accessor Funds:

By Mail Redemption requests may be mailed to:

Accessor Funds
P.O. Box 1345
Denver, CO 80201

Redemption Proceeds Upon receipt in writing and in good order of a request for redemption of shares, the Transfer Agent will transmit redemption proceeds as established in the account application form (the “redemption instructions of record”), either electronically to the shareholder’s preauthorized bank account or by check to the shareholder’s address of record. No interest will accrue on uncashed checks. There is a $2,500 minimum on redemption proceeds transmitted electronically and the Transfer Agent may charge a $30.00 wire transfer fee. If your request is not in good order, you may have to provide additional information in order to redeem your shares. Shareholders may request that payment be made differently from their redemption instructions of record. Such requests must be in writing, signed by all shareholders of record and accompanied by a signature guarantee. Shareholders may also request that a redemption be made payable to someone other than the shareholder of record or be sent to an address other than the address of record. Such requests must be made in writing, be signed by all shareholders of record, and accompanied by a signature guarantee. Shares also may be redeemed through financial intermediaries from whom shares were purchased. Financial intermediaries may charge a fee for this service.

Large redemptions may disrupt the management and performance of the Funds. Each Fund reserves the right to delay delivery of your redemption proceeds up to seven days if the Fund determines that the redemption amount will disrupt its operation or performance. If you redeem more than $250,000 worth of a Fund’s shares within any 90-day period, the Fund reserves the right to pay part or all of the redemption proceeds above $250,000 in kind (i.e., in securities, rather than cash). If payment is made in kind, you may incur brokerage commissions if you elect to sell the securities, or market risk if you elect to hold them.

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REDEEMING FUND SHARES

In the event of an emergency as determined by the Securities and Exchange Commission, Accessor Funds may suspend the right of redemption or postpone payments to shareholders. If the Board of Trustees determines a redemption payment may harm the remaining shareholders of a Fund, the Fund may pay a redemption in whole or in part by a distribution in kind of securities from the Fund.

Systematic Withdrawal Plan Shareholders may request a monthly redemption of shares under the Systematic Withdrawal Plan. You may authorize regular electronic transfers of $100 or more from your Accessor Funds account based on instructions provided to the Transfer Agent. Your Accessor Funds account must have a minimum balance of $10,000 and automatically have all dividends and capital gains reinvested. The transfer will be made on the Business Day you specify (or the next Business Day if the day you specify is not a Business Day) to your designated account or a check will be mailed to your address of record. If you do not specify a day, the transfer will be made on the 20th day of each month or the next Business Day if the 20th is not a Busniess Day. Applications for this plan may be obtained from Accessor Funds and must be received by Accessor Funds at least ten calendar days before the first scheduled withdrawal date. Systematic Withdrawals may be discontinued at any time by a shareholder or Accessor Funds.

Low Account Balances Accessor Funds may redeem any account with a balance of less than $100 in a Fund. Shareholders will be notified in writing when they have a low balance and will have 60 days to purchase additional shares to increase the balance to the required minimum. Shares will not be redeemed if: (i) an account drops below the minimum due solely to market fluctuations; or (ii) the Fund has previously waived the minimum investment requirement for the specific shareholder.

SIGNATURE GUARANTEES

A signature guarantee is designed to protect the shareholders and the Funds against fraudulent transactions by unauthorized persons. When a signature guarantee is required, each signature must be guaranteed by a domestic bank or trust company, credit union, broker, dealer, national securities exchange, registered securities association, clearing agency, or savings associations as defined by federal law. The Transfer Agent may reject a signature guarantee if the guarantor is not a member of or participant in a signature guarantee program. A notary public stamp or seal is not a signature guarantee and will not be accepted by the Fund. Forward Management at its discretion reserves the right to require a signature guarantee on any transaction request.

The Fund requires a guaranteed signature for the following:

Transfer of ownership to another individual or organization.

Requests that redemption proceeds be sent to a different name or address than is registered on the account.

Requests that fedwire instructions be changed.

Requests for name changes.

Adding or removing a shareholder on an account.

Establishing or changing certain services after the account is open.

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DIVIDENDS AND DISTRIBUTIONS

Dividends Each Fund intends to distribute substantially all of its net income from dividends, interest and other income (less expenses) from investments to shareholders as dividends. The Fixed-Income Funds, Balanced Allocation Fund, Income Allocation Fund and Income & Growth Allocation Fund normally pay dividend distributions monthly. The Equity Funds (except for the International Equity Fund), Strategic Alternatives Fund, Aggressive Growth Allocation Fund, Growth Allocation Fund and Growth & Income Allocation Fund normally pay dividend distributions quarterly in March, June, September and December. The Frontier Markets Fund and International Equity Fund normally pay dividend distributions annually in December.

Other Distributions Each Fund intends to distribute substantially all of its net realized long-and short-term capital gains and net realized gains from foreign currency transactions (if any) to shareholders as capital gain distributions. Each Fund normally pays capital gain distributions, if any, annually in December, although a Fund may occasionally be required to make supplemental distributions during the year.

Automatic Reinvestment of Dividends and Other Distributions  All dividends and other distributions on shares of a Fund will be automatically reinvested in additional shares of that Fund unless a shareholder elects to receive them in cash. Shareholders may alternatively choose to invest dividends or other distributions in shares of any other Fund. You may elect or change your dividend options either on your account application or by calling Accessor Funds at (800) 759-3504.

VALUATION OF SECURITIES

The Funds generally value their securities using prices obtained from a pricing service. Equity securities (both domestic and international) and fixed-income securities listed and traded principally on an exchange are typically valued on the basis of last sale price on such exchange on the day of valuation or, if no sale occurred on such day, at the closing bid price on the primary exchange on which the security is traded. Because foreign securities markets are open on different days from U.S. markets, there may be instances when the NAV of a Fund that invests in foreign securities changes on days when shareholders are not able to buy or sell shares. This primarily applies to the International Equity Fund and Frontier Markets Fund. Although not expected, each other Fund (except the U.S. Government Money Fund or the Allocation Funds) may purchase securities on foreign markets and thus may be subject to these NAV changes.

Fixed-income securities and other assets for which market quotations are readily available (other than obligations with remaining maturities of 60 days or less) are generally valued on the basis of most recent sales price quotations obtained from dealers or pricing services. Investments in the U.S. Government Money Fund are valued at amortized cost. Short-term debt securities of other Funds maturing in less than 60 days may be valued using amortized cost, which approximates market value.

Over-the-counter equity securities, options and futures contracts are generally valued on the basis of the closing bid price or, if believed to more accurately reflect the fair market value, the mean between the bid and asked prices. Over-the-counter equity securities traded on the NASDAQ National Market and NASDAQ Small Cap Markets are based on the NASDAQ Official Price or, if believed to more accurately reflect the fair market value, the mean between the bid and the asked prices. All other over-the-counter equity securities, options and futures contracts are generally valued on the basis of the closing bid price or, if believed to more accurately reflect the fair market value, the mean between the bid and the asked prices.

An investment for which market quotations are not readily available is valued at its fair value as determined in good faith in accordance with procedures adopted by the Board of Trustees. The fair value of a security may be determined in circumstances, including, but not limited to, when (i) the exchange or market on which a security is traded does not open for trading for an entire trading day and no other market prices are available, (ii) a particular security does not trade regularly or has had its trading halted, (iii) a security does not have a price source due to its lack of liquidity, (iv) the Manager or Money Manager believes a market quotation from a broker-dealer is unreliable (e.g., where it varies significantly from a recent trade), (v) the security is thinly traded or (vi) there has been a significant subsequent event. A significant event is one where it is believed with a reasonably high degree of certainty to have caused the price of the security to no longer reflect its current value as of the time of the Fund’s net asset value calculation.

Fair value represents a good faith approximation of the value of a security. A security’s valuation may differ depending on the method used for determining value. Valuing securities at fair value involves greater reliance on judgment than valuation of securities based on readily available market quotations. The fair value of one or more securities may not, in retrospect, be the prices at which those assets could have been sold during the period in which the particular fair values were used in determining a fund’s NAV. As a result, a fund’s sale or redemption of its shares at NAV, at a time when a holding or holdings are valued at fair value, may have the effect of diluting or increasing the economic interest of existing shareholders.

The Funds anticipate using fair value pricing for securities primarily traded on U.S. exchanges only under very limited circumstances. The Funds (specifically the International Equity Fund, and the Growth & Income Allocation, Growth Allocation and Aggressive Growth Allocation Funds, to the extent they invest in the International Equity Fund) may, however, use fair value pricing more frequently for securities primarily traded in non-U.S. markets

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VALUATION OF SECURITIES

because, among other things, most foreign markets close well before a Fund values its securities at 4:00 p.m., Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim. To account for this, each Fund may frequently value many foreign equity securities using the fair value procedures adopted by the Funds’ Board of Trustees.

On days when a change has occurred in the closing level of the Standard and Poor’s 500 Index by an amount approved by the Board from the previous trading day’s closing level and other criteria have been met, the Board has authorized the use of an independent fair valuation service to provide the fair value for foreign equity securities in certain circumstances. The Manager and Money Managers review the fair values provided, review periodically the methodology and procedures used in providing values to the Funds and evaluate the accuracy of the prices provided.

accessor 68

TAXATION

A Fund will not be subject to federal income tax to the extent it distributes investment company taxable income and gain to shareholders in a timely manner. Dividends and other distributions that shareholders receive from a Fund, whether received in cash or reinvested in additional shares of the Fund, are subject to federal income tax and may also be subject to state and local tax. For taxable years beginning on or before December 31, 2011, certain distributions of ordinary dividends to a non-corporate shareholder of a Fund may qualify as “qualified dividend income”, provided that they are so designated by the Fund and that the recipient shareholder satisfies certain holding period requirements and refrains from making certain elections. Those distributions will be taxed at reduced rates to the extent derived from “qualified dividend income” of the applicable Fund. “Qualified dividend income” generally is income derived from dividends from U.S. corporations or certain foreign corporations. Distributions of a Fund’s net capital gain are taxable to you as long-term capital gain, when designated by the Fund as such, regardless of the length of time you have held your shares. Long-term capital gain rates applicable to most individuals have been temporarily reduced to 15% (with lower rates applying to taxpayers in the 10% and 15% rate brackets) for taxable years beginning on or before December 31, 2010. Other distributions are generally taxable as ordinary income. Some dividends paid in January may be taxable as if they had been paid the previous December.

The Strategic Alternatives Fund may invest in complex securities. These investments may be subject to numerous special and complex tax rules. These rules could affect whether gains and losses recognized by the Fund are treated as ordinary income or loss or capital gain or loss, accelerate the recognition of income to the Fund and/or defer the Fund’s ability to recognize losses. In turn, those rules may affect the amount, timing or character of the income distributed to you by the Fund.

You should be aware that if Fund shares are purchased shortly before the record date for any dividend or capital gain distribution, you will pay the full price for the shares and will receive some portion of the price back as a taxable distribution.

A redemption of a Fund’s shares or an exchange of a Fund’s shares for shares of another Fund will be treated as a sale of the Fund’s shares, and any gain on the transaction will be subject to federal income tax.

The Frontier Markets Fund and the International Equity Fund each receive dividends and interest on securities of foreign issuers that may be subject to withholding taxes by foreign governments, and gains from the disposition of those securities also may be subject thereto, which may reduce each Fund’s total return. If the amount of taxes withheld by foreign governments is material, each Fund may elect to enable shareholders to claim a foreign tax credit regarding those taxes.

After the conclusion of each calendar year, shareholders will receive information regarding the taxability of dividends and other distributions paid by the Funds during the preceding year. If you are neither a citizen nor a resident of the United States, each Fund will withhold U.S. federal income tax at the rate of 30% on taxable dividends and other payments that are subject to such withholding. You may be able to arrange for a lower withholding rate under an applicable tax treaty if you supply the appropriate documentation required by the applicable Fund. For Fund taxable years beginning before December 31, 2007, the 30% withholding tax will not apply to dividends that a Fund designates as (a) interest related dividends, to the extent such dividends are derived from a Fund’s “qualified net interest income,” or (b) short-term capital gain dividends, to the extent such dividends are derived from a Fund’s “qualified short-term gain.” “Qualified net interest income” is a Fund’s net income derived from interest and from original issue discount, subject to certain exceptions and limitations. “Qualified short-term gain” generally means the excess of the net short-term capital gain of a Fund for the taxable year over its net long-term capital loss, if any. Each Fund is also required in certain circumstances to apply backup withholding at a current rate of 28% on taxable dividends, redemption proceeds and certain other payments that are paid to any shareholder (including a shareholder who is neither a citizen nor a resident of the United States) who does not furnish to the Fund certain information and certifications or who is otherwise subject to backup withholding. Backup withholding will not, however, be applied to payments that have been subject to the 30% withholding tax on shareholders who are neither citizens nor residents of the United States.

The foregoing is only a brief summary of certain federal income tax consequences of investing in the Funds. Please see the SAI for a further discussion. Shareholders should consult a tax advisor for further information regarding the federal, state, and local tax consequences of an investment in shares of a Fund.

accessor 69

HOUSEHOLDING

To avoid sending duplicate copies of materials to households, Accessor Funds may mail only one copy of each prospectus and annual and semi-annual report to shareholders having the same last name and address on the Funds’ records. The consolidation of these mailings, called householding, benefits Accessor Funds through reduced mailing expense. If you want to receive multiple copies of these materials, you may call the Transfer Agent at (800) 759-3504. You may also notify the Transfer Agent in writing. Individual copies of prospectuses and reports will be sent to you commencing within 30 days after the Transfer Agent receives your request to stop householding.

accessor 70

FINANCIAL HIGHLIGHTS

INCOME ALLOCATION FUND

The financial highlights table is intended to help you understand the Fund’s financial performance for the past 5 years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming re-investment of all dividends and distributions). This information has been audited by Deloitte & Touche LLP, whose report, along with the Fund’s financial statements, is included in the annual report, which is available upon request.

INSTITUTIONAL CLASS SHARES FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD*	FOR FISCAL YEAR ENDED 12/31
	2008	2007	2006	2005	2004

NET ASSET VALUE, BEGINNING OF PERIOD	$14.45	$14.84	$14.94	$15.17	$15.29

Net investment income (loss)[1]	0.69	0.84	0.73	0.60	0.50
Net realized and unrealized gain (loss) on investments[1]	(1.66)	(0.38)	(0.10)	(0.23)	(0.09)
Total from investment operations	(0.97)	0.46	0.63	0.37	0.41

Distributions from net investment income	(0.71)	(0.85)	(0.73)	(0.59)	(0.49)
Distributions from capital gains	—	—	—	(0.01)	(0.04)
Total distributions	(0.71)	(0.85)	(0.73)	(0.60)	(0.53)

NET ASSET VALUE, END OF PERIOD	$12.77	$14.45	$14.84	$14.94	$15.17

TOTAL RETURN[2]	(6.79)%	3.16%	4.32%	2.38%	2.83%
NET ASSETS, END OF PERIOD (IN THOUSANDS)	$10,464	$11,696	$10,440	$8,415	$7,410
Ratio of gross expenses to average net assets	0.46%	0.29%	0.35%	0.36%	0.42%
Ratio of net expenses to average net assets	0.46%	0.29%	0.20%	0.20%	0.20%
Ratio of net investment income (loss) (excluding expenses paid directly by the advisor) to average net assets	5.09%	5.75%	4.76%	3.79%	3.06%
Ratio of net investment income to average net assets	5.09%	5.75%	4.91%	3.94%	3.28%
Portfolio turnover rate	45.58%	60.59%	14.19%	19.91%	33.21%

INVESTOR CLASS SHARES FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD	FOR FISCAL YEAR ENDED 12/31
	2008	2007	2006	2005	2004

NET ASSET VALUE, BEGINNING OF PERIOD	$14.43	$14.83	$14.93	$15.17	$15.29

Net investment income (loss)[1]	0.63	0.77	0.65	0.52	0.42
Net realized and unrealized gain (loss) on investments[1]	(1.66)	(0.40)	(0.10)	(0.23)	(0.08)
Total from investment operations	(1.03)	0.37	0.55	0.29	0.34

Distributions from net investment income	(0.64)	(0.77)	(0.65)	(0.52)	(0.42)
Distributions from capital gains	—	—	—	(0.01)	(0.04)
Total distributions	(0.64)	(0.77)	(0.65)	(0.53)	(0.46)

NET ASSET VALUE, END OF PERIOD	$12.76	$14.43	$14.83	$14.93	$15.17

TOTAL RETURN[2]	(7.20)%	2.58%	3.81%	1.92%	2.28%
NET ASSETS, END OF PERIOD (IN THOUSANDS)	$2,035	$3,067	$3,037	$3,399	$3,266
Ratio of gross expenses to average net assets	0.95%	0.79%	0.83%	0.82%	0.92%
Ratio of net expenses to average net assets	0.95%	0.79%	0.69%	0.66%	0.70%
Ratio of net investment income (loss) (excluding expenses paid directly by the advisor) to average net assets	4.62%	5.24%	4.23%	3.32%	2.54%
Ratio of net investment income to average net assets	4.62%	5.24%	4.37%	3.48%	2.77%
Portfolio turnover rate	45.58%	60.59%	14.19%	19.91%	33.21%

[1] Per share amounts are based upon average shares outstanding.

[2] Total return is calculated assuming a purchase of shares at net asset value per share on the first day and a sale at net asset value per share on the last day of each period reported. Distributions are assumed, for purposes of this calculation, to be reinvested at the net asset value per share on the respective payment dates of each Fund.

* Effective May 1, 2009, the Fund’s Advisor Class shares were renamed Institutional Class shares.

accessor 71

FINANCIAL HIGHLIGHTS

INCOME & GROWTH ALLOCATION FUND

The financial highlights table is intended to help you understand the Fund’s financial performance for the past 5 years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming re-investment of all dividends and distributions). This information has been audited by Deloitte & Touche LLP, whose report, along with the Fund’s financial statements, is included in the annual report, which is available upon request.

INSTITUTIONAL CLASS SHARES FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD*	FOR FISCAL YEAR ENDED 12/31
	2008	2007	2006	2005	2004

NET ASSET VALUE, BEGINNING OF PERIOD	$16.22	$16.27	$15.57	$15.38	$14.83

Net investment income (loss)[1]	0.52	0.62	0.56	0.45	0.39
Net realized and unrealized gain (loss) on investments[1]	(3.47)	0.03	0.71	0.20	0.55
Total from investment operations	(2.95)	0.65	1.27	0.65	0.94

Distributions from net investment income	(0.57)	(0.69)	(0.56)	(0.45)	(0.37)
Distributions from capital gains	(0.09)	(0.01)	(0.01)	(0.01)	(0.02)
Total distributions	(0.66)	(0.70)	(0.57)	(0.46)	(0.39)

NET ASSET VALUE, END OF PERIOD	$12.61	$16.22	$16.27	$15.57	$15.38
TOTAL RETURN[2]	(18.61)%	4.03%	8.33%	4.29%	6.45%
NET ASSETS, END OF PERIOD (IN THOUSANDS)	$24,869	$24,914	$15,923	$14,277	$12,381
Ratio of gross expenses to average net assets	0.29%	0.24%	0.28%	0.28%	0.33%
Ratio of net expenses to average net assets	0.29%	0.24%	0.20%	0.20%	0.20%
Ratio of net investment income (loss) (excluding expenses paid directly by the advisor) to average net assets	3.63%	3.78%	3.44%	2.87%	2.45%
Ratio of net investment income to average net assets	3.63%	3.78%	3.52%	2.95%	2.58%
Portfolio turnover rate	20.29%	48.68%	19.31%	11.49%	19.76%

INVESTOR CLASS SHARES FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD	FOR FISCAL YEAR ENDED 12/31
	2008	2007	2006	2005	2004

NET ASSET VALUE, BEGINNING OF PERIOD	$16.21	$16.26	$15.57	$15.37	$14.83

Net investment income (loss)[1]	0.44	0.53	0.49	0.37	0.31
Net realized and unrealized gain (loss) on investments[1]	(3.47)	0.04	0.69	0.22	0.55
Total from investment operations	(3.03)	0.57	1.18	0.59	0.86

Distributions from net investment income	(0.49)	(0.61)	(0.48)	(0.38)	(0.30)
Distributions from capital gains	(0.09)	(0.01)	(0.01)	(0.01)	(0.02)
Total distributions	(0.58)	(0.62)	(0.49)	(0.39)	(0.32)

NET ASSET VALUE, END OF PERIOD	$12.60	$16.21	$16.26	$15.57	$15.37

TOTAL RETURN[2]	(18.97)%	3.51%	7.76%	3.89%	5.88%
NET ASSETS, END OF PERIOD (IN THOUSANDS)	$3,445	$4,955	$5,263	$2,740	$4,602
Ratio of gross expenses to average net assets	0.78%	0.74%	0.78%	0.72%	0.83%
Ratio of net expenses to average net assets	0.78%	0.74%	0.69%	0.64%	0.70%
Ratio of net investment income (loss) (excluding expenses paid directly by the advisor) to average net assets	3.00%	3.19%	3.01%	2.31%	1.93%
Ratio of net investment income to average net assets	3.00%	3.19%	3.10%	2.39%	2.06%
Portfolio turnover rate	20.29%	48.68%	19.31%	11.49%	19.76%

[1]Per share amounts are based upon average shares outstanding.

[2]Total return is calculated assuming a purchase of shares at net asset value per share on the first day and a sale at net asset value per share on the last day of each period reported. Distributions are assumed, for purposes of this calculation, to be reinvested at the net asset value per share on the respective payment dates of each Fund.

*Effective May 1, 2009, the Fund’s Advisor Class shares were renamed Institutional Class shares.

accessor 72

FINANCIAL HIGHLIGHTS

BALANCED ALLOCATION FUND

The financial highlights table is intended to help you understand the Fund’s financial performance for the past 5 years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming re-investment of all dividends and distributions). This information has been audited by Deloitte & Touche LLP, whose report, along with the Fund’s financial statements, is included in the annual report, which is available upon request.

INSTITUTIONAL CLASS SHARES FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD*	FOR FISCAL YEAR ENDED 12/31
	2008	2007	2006	2005	2004

NET ASSET VALUE, BEGINNING OF PERIOD	$17.29	$17.14	$15.89	$15.38	$14.40
Net investment income (loss)[1]	0.42	0.49	0.45	0.36	0.31
Net realized and unrealized gain (loss) on investments[1]	(4.62)	0.29	1.24	0.51	0.96
Total from investment operations	(4.20)	0.78	1.69	0.87	1.27

Distributions from net investment income	(0.47)	(0.63)	(0.44)	(0.36)	(0.29)
Distributions from capital gains	(0.14)	—	(0.00)[3]	—	0.00 [3]
Total distributions	(0.61)	(0.63)	(0.44)	(0.36)	(0.29)

NET ASSET VALUE, END OF PERIOD	$12.48	$17.29	$17.14	$15.89	$15.38
TOTAL RETURN[2]	(24.73)%	4.57%	10.81%	5.72%	9.00%
NET ASSETS, END OF PERIOD (IN THOUSANDS)	$52,881	$63,372	$53,958	$35,693	$27,584
Ratio of gross expenses to average net assets	0.20%	0.18%	0.23%	0.22%	0.26%
Ratio of net expenses to average net assets	0.20%	0.18%	0.20%	0.20%	0.20%
Ratio of net investment income (loss) (excluding expenses paid directly by the advisor) to average net assets	2.79%	2.79%	2.70%	2.29%	2.04%
Ratio of net investment income to average net assets	2.79%	2.79%	2.73%	2.31%	2.11%
Portfolio turnover rate	26.31%	23.56%	13.27%	3.20%	20.59%

INVESTOR CLASS SHARES FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD	FOR FISCAL YEAR ENDED 12/31
	2008	2007	2006	2005	2004

NET ASSET VALUE, BEGINNING OF PERIOD	$17.28	$17.13	$15.88	$15.38	$14.39

Net investment income (loss)[1]	0.34	0.40	0.36	0.29	0.23
Net realized and unrealized gain (loss) on investments[1]	(4.61)	0.29	1.25	0.49	0.98
Total from investment operations	(4.27)	0.69	1.61	0.78	1.21

Distributions from net investment income	(0.40)	(0.54)	(0.36)	(0.28)	(0.22)
Distributions from capital gains	(0.14)	—	(0.00)[3]	—	0.00 [3]
Total distributions	(0.54)	(0.54)	(0.36)	(0.28)	(0.22)

NET ASSET VALUE, END OF PERIOD	$12.47	$17.28	$17.13	$15.88	$15.38
TOTAL RETURN[2]	(25.12)%	4.06%	10.29%	5.24%	8.49%
NET ASSETS, END OF PERIOD (IN THOUSANDS)	$10,243	$15,219	$12,970	$12,161	$7,219
Ratio of gross expenses to average net assets	0.70%	0.68%	0.71%	0.69%	0.75%
Ratio of net expenses to average net assets	0.70%	0.68%	0.69%	0.67%	0.69%
Ratio of net investment income (loss) (excluding expenses paid directly by the advisor) to average net assets	2.24%	2.29%	2.18%	1.82%	1.53%
Ratio of net investment income to average net assets	2.24%	2.29%	2.20%	1.84%	1.59%
Portfolio turnover rate	26.31%	23.56%	13.27%	3.20%	20.59%

[1]Per share amounts are based upon average shares outstanding.

[2]Total return is calculated assuming a purchase of shares at net asset value per share on the first day and a sale at net asset value per share on the last day of each period reported. Distributions are assumed, for purposes of this calculation, to be reinvested at the net asset value per share on the respective payment dates of each Fund.

[3]Less than ($0.005) per share
*Effective May 1, 2009, the Fund’s Advisor Class shares were renamed Institutional Class shares.

accessor 73

FINANCIAL HIGHLIGHTS

GROWTH & INCOME ALLOCATION FUND

The financial highlights table is intended to help you understand the Fund’s financial performance for the past 5 years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming re-investment of all dividends and distributions). This information has been audited by Deloitte & Touche LLP, whose report, along with the Fund’s financial statements, is included in the annual report, which is available upon request.

INSTITUTIONAL CLASS SHARES FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD*	FOR FISCAL YEAR ENDED 12/31
	2008	2007	2006	2005	2004

NET ASSET VALUE, BEGINNING OF PERIOD	$17.72	$17.49	$15.97	$15.32	$14.15

Net investment income (loss)[1]	0.35	0.42	0.38	0.31	0.27
Net realized and unrealized gain (loss) on investments[1]	(5.41)	0.39	1.51	0.65	1.17
Total from investment operations	(5.06)	0.81	1.89	0.96	1.44

Distributions from net investment income	(0.43)	(0.58)	(0.37)	(0.30)	(0.25)
Distributions from capital gains	(0.26)	—	(0.00)[3]	(0.01)	(0.02)
Total distributions	(0.69)	(0.58)	(0.37)	(0.31)	(0.27)

NET ASSET VALUE, END OF PERIOD	$11.97	$17.72	$17.49	$15.97	$15.32
TOTAL RETURN[2]	(29.16)%	4.66%	11.96%	6.43%	10.21%
NET ASSETS, END OF PERIOD (IN THOUSANDS)	$40,382	$67,402	$54,430	$45,890	$34,118
Ratio of gross expenses to average net assets	0.20%	0.18%	0.22%	0.20%	0.25%
Ratio of net expenses to average net assets	0.20%	0.18%	0.20%	0.20%	0.20%
Ratio of net investment income (loss) (excluding expenses paid directly by the advisor) to average net assets	2.28%	2.31%	2.23%	2.03%	1.82%
Ratio of net investment income to average net assets	2.28%	2.31%	2.25%	2.03%	1.88%
Portfolio turnover rate	35.22%	18.45%	14.32%	1.95%	12.74%

INVESTOR CLASS SHARES FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD	FOR FISCAL YEAR ENDED 12/31
	2008	2007	2006	2005	2004

NET ASSET VALUE, BEGINNING OF PERIOD	$17.70	$17.47	$15.96	$15.31	$14.14

Net investment income (loss)[1]	0.27	0.33	0.27	0.24	0.19
Net realized and unrealized gain (loss) on investments[1]	(5.41)	0.40	1.53	0.66	1.19
Total from investment operations	(5.14)	0.73	1.80	0.90	1.38

Distributions from net investment income	(0.35)	(0.50)	(0.29)	(0.24)	(0.19)
Distributions from capital gains	(0.26)	—	(0.00)[3]	(0.01)	(0.02)
Total distributions	(0.61)	(0.50)	(0.29)	(0.25)	(0.21)

NET ASSET VALUE, END OF PERIOD	$11.95	$17.70	$17.47	$15.96	$15.31
TOTAL RETURN[2]	(29.56)%	4.16%	11.40%	5.91%	9.79%
NET ASSETS, END OF PERIOD (IN THOUSANDS)	$11,049	$16,134	$11,166	$7,546	$6,361
Ratio of gross expenses to average net assets	0.70%	0.68%	0.69%	0.63%	0.74%
Ratio of net expenses to average net assets	0.70%	0.68%	0.67%	0.63%	0.68%
Ratio of net investment income (loss) (excluding expenses paid directly by the advisor) to average net assets	1.81%	1.83%	1.78%	1.57%	1.38%
Ratio of net investment income to average net assets	1.81%	1.83%	1.80%	1.57%	1.43%
Portfolio turnover rate	35.22%	18.45%	14.32%	1.95%	12.74%

[1]Per share amounts are based upon average shares outstanding.

[2]Total return is calculated assuming a purchase of shares at net asset value per share on the first day and a sale at net asset value per share on the last day of each period reported. Distributions are assumed, for purposes of this calculation, to be reinvested at the net asset value per share on the respective payment dates of each Fund.

[3]Less than ($0.005) per share.
*Effective May 1, 2009, the Fund’s Advisor Class shares were renamed Institutional Class shares.

accessor 74

FINANCIAL HIGHLIGHTS

GROWTH ALLOCATION FUND

The financial highlights table is intended to help you understand the Fund’s financial performance for the past 5 years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming re-investment of all dividends and distributions). This information has been audited by Deloitte & Touche LLP, whose report, along with the Fund’s financial statements, is included in the annual report, which is available upon request.

INSTITUTIONAL CLASS SHARES FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD*	FOR FISCAL YEAR ENDED 12/31
	2008	2007	2006	2005	2004

NET ASSET VALUE, BEGINNING OF PERIOD	$18.68	$18.21	$16.14	$15.17	$13.62

Net investment income (loss)[1]	0.21	0.24	0.23	0.20	0.18
Net realized and unrealized gain (loss) on investments[1]	(6.64)	0.71	2.06	0.96	1.55
Total from investment operations	(6.43)	0.95	2.29	1.16	1.73

Distributions from net investment income	(0.30)	(0.47)	(0.22)	(0.19)	(0.18)
Distributions from capital gains	(0.34)	(0.01)	—	—	—
Total distributions	(0.64)	(0.48)	(0.22)	(0.19)	(0.18)

NET ASSET VALUE, END OF PERIOD	$11.61	$18.68	$18.21	$16.14	$15.17
TOTAL RETURN[2]	(35.05)%	5.19%	14.30%	7.73%	12.75%
NET ASSETS, END OF PERIOD (IN THOUSANDS)	$39,210	$64,364	$51,586	$39,186	$30,623
Ratio of gross expenses to average net assets	0.20%	0.18%	0.22%	0.20%	0.25%
Ratio of net expenses to average net assets	0.20%	0.18%	0.20%	0.20%	0.20%
Ratio of net investment income (loss) (excluding expenses paid directly by the advisor) to average net assets	1.35%	1.24%	1.33%	1.30%	1.24%
Ratio of net investment income to average net assets	1.35%	1.24%	1.35%	1.30%	1.30%
Portfolio turnover rate	31.17%	7.43%	18.90%	1.76%	15.63%

INVESTOR CLASS SHARES FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD	FOR FISCAL YEAR ENDED 12/31
	2008	2007	2006	2005	2004

NET ASSET VALUE, BEGINNING OF PERIOD	$18.66	$18.19	$16.12	$15.17	$13.62

Net investment income (loss)[1]	0.13	0.14	0.15	0.13	0.11
Net realized and unrealized gain (loss) on investments[1]	(6.61)	0.72	2.06	0.94	1.55
Total from investment operations	(6.48)	0.86	2.21	1.07	1.66

Distributions from net investment income	(0.23)	(0.38)	(0.14)	(0.12)	(0.11)
Distributions from capital gains	(0.34)	(0.01)	—	—	—
Total distributions	(0.57)	(0.39)	(0.14)	(0.12)	(0.11)

NET ASSET VALUE, END OF PERIOD	$11.61	$18.66	$18.19	$16.12	$15.17
TOTAL RETURN[2]	(35.30)%	4.70%	13.77%	7.12%	12.22%
NET ASSETS, END OF PERIOD (IN THOUSANDS)	$12,597	$18,724	$15,282	$14,422	$9,746
Ratio of gross expenses to average net assets	0.70%	0.68%	0.69%	0.67%	0.75%
Ratio of net expenses to average net assets	0.70%	0.68%	0.68%	0.67%	0.69%
Ratio of net investment income to average net assets	0.86%	0.76%	0.83%	0.82%	0.81%
Ratio of net investment income (loss) (excluding expenses paid directly by the advisor) to average net assets	0.86%	0.76%	0.82%	0.82%	0.75%
Portfolio turnover rate	31.17%	7.43%	18.90%	1.76%	15.63%

[1]Per share amounts are based upon average shares outstanding.

[2]Total return is calculated assuming a purchase of shares at net asset value per share on the first day and a sale at net asset value per share on the last day of each period reported. Distributions are assumed, for purposes of this calculation, to be reinvested at the net asset value per share on the respective payment dates of each Fund.

*Effective May 1, 2009, the Fund’s Advisor Class shares were renamed Institutional Class shares.

accessor 75

FINANCIAL HIGHLIGHTS

AGGRESSIVE GROWTH ALLOCATION FUND

The financial highlights table is intended to help you understand the Fund’s financial performance for the past 5 years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming re-investment of all dividends and distributions). This information has been audited by Deloitte & Touche LLP, whose report, along with the Fund’s financial statements, is included in the annual report, which is available upon request.

INSTITUTIONAL CLASS SHARES FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD*	FOR FISCAL YEAR ENDED 12/31
	2008	2007	2006	2005	2004

NET ASSET VALUE, BEGINNING OF PERIOD	$19.48	$18.81	$16.27	$14.97	$13.08

Net investment income (loss)[1]	0.07	0.10	0.09	0.06	0.05
Net realized and unrealized gain (loss) on investments[1]	(7.82)	0.98	2.50	1.26	1.86
Total from investment operations	(7.75)	1.08	2.59	1.32	1.91

Distributions from net investment income	(0.16)	(0.38)	(0.05)	(0.02)	(0.02)
Distributions from capital gains	(0.37)	(0.03)	—	—	—
Total distributions	(0.53)	(0.41)	(0.05)	(0.02)	(0.02)

NET ASSET VALUE, END OF PERIOD	$11.20	$19.48	$18.81	$16.27	$14.97

TOTAL RETURN[2]	(40.46)%	5.71%	15.95%	8.86%	14.60%
NET ASSETS, END OF PERIOD (IN THOUSANDS)	$25,412	$44,106	$37,716	$21,970	$15,590
Ratio of gross expenses to average net assets	0.25%	0.20%	0.26%	0.24%	0.30%
Ratio of net expenses to average net assets	0.25%	0.20%	0.20%	0.20%	0.20%
Ratio of net investment income (loss) (excluding expenses paid directly by the advisor) to average net assets	0.44%	0.49%	0.48%	0.35%	0.27%
Ratio of net investment income to average net assets	0.44%	0.49%	0.54%	0.39%	0.37%
Portfolio turnover rate	30.06%	10.36%	10.73%	2.01%	3.61%

INVESTOR CLASS SHARES FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD	FOR FISCAL YEAR ENDED 12/31
	2008	2007	2006	2005	2004

NET ASSET VALUE, BEGINNING OF PERIOD	$19.06	$18.42	$15.98	$14.76	$12.94

Net investment income (loss)[1]	(0.01)	0.00	(0.01)	(0.02)	(0.02)
Net realized and unrealized gain (loss) on investments[1]	(7.64)	0.95	2.47	1.25	1.84
Total from investment operations	(7.65)	0.95	2.46	1.23	1.82

Distributions from net investment income	(0.11)	(0.28)	(0.02)	(0.01)	0.00 [3]
Distributions from capital gains	(0.37)	(0.03)	—	—	—
Total distributions	(0.48)	(0.31)	(0.02)	(0.01)	0.00 [3]

NET ASSET VALUE, END OF PERIOD	$10.93	$19.06	$18.42	$15.98	$14.76

TOTAL RETURN[2]	(40.77)%	5.15%	15.39%	8.31%	14.01%
NET ASSETS, END OF PERIOD (IN THOUSANDS)	$6,920	$12,913	$11,518	$12,353	$9,782
Ratio of gross expenses to average net assets	0.75%	0.70%	0.73%	0.74%	0.80%
Ratio of net expenses to average net assets	0.75%	0.70%	0.69%	0.70%	0.70%
Ratio of net investment income (loss) (excluding expenses paid directly by the advisor) to average net assets	(0.09)%	(0.02)%	(0.09)%	(0.14)%	(0.24)%
Ratio of net investment income (loss) to average net assets	(0.09)%	(0.02)%	(0.05)%	(0.11)%	(0.14)%
Portfolio turnover rate	30.06%	10.36%	10.73%	2.01%	3.61%

[1]Per share amounts are based upon average shares outstanding.

[2]Total return is calculated assuming a purchase of shares at net asset value per share on the first day and a sale at net asset value per share on the last day of each period reported. Distributions are assumed, for purposes of this calculation, to be reinvested at the net asset value per share on the respective payment dates of each Fund.

[3]Less than ($0.005) per share
*Effective May 1, 2009, the Fund’s Advisor Class shares were renamed Institutional Class shares.

accessor 76

FINANCIAL HIGHLIGHTS

FRONTIER MARKETS FUND

Because the Frontier Markets Fund commenced investment operations on December 31, 2008, financial highlight information for the Frontier Markets Fund is not available.

accessor 77

FINANCIAL HIGHLIGHTS

GROWTH FUND

The financial highlights table is intended to help you understand the Fund’s financial performance for the past 5 years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming re-investment of all dividends and distributions). This information has been audited by Deloitte & Touche LLP, whose report, along with the Fund’s financial statements, is included in the annual report, which is available upon request.

INSTITUTIONAL CLASS SHARES FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD*	FOR FISCAL YEAR ENDED 12/31
	2008	2007	2006	2005	2004

NET ASSET VALUE, BEGINNING OF PERIOD	$27.48	$26.03	$24.49	$23.08	$20.77

Net investment income (loss)[1]	0.06	0.08	0.07	0.05	0.13
Net realized and unrealized gain (loss) on investments[1]	(9.46)	1.44	1.54	1.43	2.26
Total from investment operations	(9.40)	1.52	1.61	1.48	2.39

Distributions from net investment income	(0.07)	(0.07)	(0.07)	(0.07)	(0.08)
Total distributions	(0.07)	(0.07)	(0.07)	(0.07)	(0.08)
Redemption fees	0.00[3]	0.00[3]	0.00[3]	0.00[3]	0.00[3]

NET ASSET VALUE, END OF PERIOD	$18.01	$27.48	$26.03	$24.49	$23.08

TOTAL RETURN[2]	(34.24% )	5.86%	6.56%	6.44%	11.52%
NET ASSETS, END OF PERIOD (IN THOUSANDS)	$80,617	$161,713	$178,084	$133,132	$113,110
Ratio of expenses to average net assets[4]	1.02%	1.12%	1.20%	1.22%	0.91%
Ratio of net investment income (loss) to average net assets	0.26%	0.30%	0.29%	0.21%	0.60%
Portfolio turnover rate	166.14%	190.94%	130.94%	97.70%	141.00%

INVESTOR CLASS SHARES FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD	FOR FISCAL YEAR ENDED 12/31
	2008	2007	2006	2005	2004

NET ASSET VALUE, BEGINNING OF PERIOD	$26.87	$25.49	$24.00	$22.65	$20.42

Net investment income (loss)[1]	0.06	(0.01)	0.02	(0.03)	0.01
Net realized and unrealized gain (loss) on investments[1]	(9.19)	1.41	1.51	1.41	2.23
Total from investment operations	(9.13)	1.40	1.53	1.38	2.24

Distributions from net investment income	(0.16)	(0.02)	(0.04)	(0.03)	(0.01)
Total distributions	(0.16)	(0.02)	(0.04)	(0.03)	(0.01)
Redemption fees	—	—	0.00[3]	0.00[3]	0.00[3]

NET ASSET VALUE, END OF PERIOD	$17.58	$26.87	$25.49	$24.00	$22.65

TOTAL RETURN[2]	(33.96% )	5.49%	6.36%	6.11%	10.96%
NET ASSETS, END OF PERIOD (IN THOUSANDS)	$812	$2,037	$2,293	$2,682	$2,687
Ratio of expenses to average net assets[4]	1.00%	1.47%	1.39%	1.54%	1.37%
Ratio of net investment income (loss) to average net assets	0.26%	(0.05% )	0.06%	(0.13% )	0.05%
Portfolio turnover rate	166.14%	190.94%	130.94%	97.70%	141.00%

[1]Per share amounts are based upon average shares outstanding.

[2]Total return is calculated assuming a purchase of shares at net asset value per share on the first day and a sale at net asset value per share on the last day of each period reported. Distributions are assumed, for purposes of this calculation, to be reinvested at the net asset value per share on the respective payment dates of each Fund.

[3]Less than $0.005 per share.
[4]The effect of any custody credits on this ratio is less than 0.01%.
*Effective May 1, 2009, the Fund’s Advisor Class shares were renamed Institutional Class shares.

accessor 78

FINANCIAL HIGHLIGHTS

HIGH YIELD BOND FUND

The financial highlights table is intended to help you understand the Fund’s financial performance for the past 5 years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming re-investment of all dividends and distributions). This information has been audited by Deloitte & Touche LLP, whose report, along with the Fund’s financial statements, is included in the annual report, which is available upon request.

INSTITUTIONAL CLASS SHARES FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD*	FOR FISCAL YEAR ENDED 12/31
	2008	2007	2006	2005	2004

NET ASSET VALUE, BEGINNING OF PERIOD	$10.44	$11.01	$10.72	$11.31	$11.18

Net investment income (loss)[1]	0.77	0.80	0.80	0.82	0.89
Net realized and unrealized gain (loss) on investments[1]	(2.98)	(0.57)	0.31	(0.58)	0.12
Total from investment operations	(2.21)	0.23	1.11	0.24	1.01

Distributions from net investment income	(0.78)	(0.80)	(0.82)	(0.83)	(0.88)
Total distributions	(0.78)	(0.80)	(0.82)	(0.83)	(0.88)
Redemption fees	0.00 [4]	0.00 [4]	0.00 [4]	0.00 [4]	0.00 [4]

NET ASSET VALUE, END OF PERIOD	$7.45	$10.44	$11.01	$10.72	$11.31

TOTAL RETURN[2]	(22.16)%	2.10%	10.82%	2.20%	9.49%
NET ASSETS, END OF PERIOD (IN THOUSANDS)	$50,902	$72,604	$59,931	$50,311	$50,920
Ratio of expenses to average net assets[3]	0.96%	0.91%	0.90%	0.93%	0.83%
Ratio of net investment income to average net assets	8.16%	7.38%	7.52%	7.51%	8.00%
Portfolio turnover rate	109.77%	86.29%	87.80%	62.75%	75.03%

INVESTOR CLASS SHARES FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD	FOR FISCAL YEAR ENDED 12/31
	2008	2007	2006	2005	2004

NET ASSET VALUE, BEGINNING OF PERIOD	$10.45	$11.01	$10.73	$11.30	$11.18

Net investment income (loss)[1]	0.71	0.76	0.82	0.78	0.84
Net realized and unrealized gain (loss) on investments[1]	(2.98)	(0.56)	0.28	(0.55)	0.11
Total from investment operations	(2.27)	0.20	1.10	0.23	0.95

Distributions from net investment income	(0.73)	(0.76)	(0.82)	(0.80)	(0.83)
Total distributions	(0.73)	(0.76)	(0.82)	(0.80)	(0.83)
Redemption fees	—	—	0.00 [4]	0.00 [4]	0.00 [4]

NET ASSET VALUE, END OF PERIOD	$7.45	$10.45	$11.01	$10.73	$11.30

TOTAL RETURN[2]	(22.54)%	1.85%	10.71%	2.11%	8.95%
NET ASSETS, END OF PERIOD (IN THOUSANDS)	$486	$1,850	$498	$471	$1,277
Ratio of expenses to average net assets[3]	1.45%	1.29%	0.91%	1.22%	1.28%
Ratio of net investment income to average net assets	7.32%	7.02%	7.54%	7.29%	7.47%
Portfolio turnover rate	109.77%	86.29%	87.80%	62.75%	75.03%

[1]Per share amounts are based upon average shares outstanding.

[2]Total return is calculated assuming a purchase of shares at net asset value per share on the first day and a sale at net asset value per share on the last day of each period reported. Distributions are assumed, for purposes of this calculation, to be reinvested at the net asset value per share on the respective payment dates of each Fund.

[3]The effect of any custody credits on this ratio is less than 0.01%.
[4]Less than $0.005 per share
*Effective May 1, 2009, the Fund’s Advisor Class shares were renamed Institutional Class shares.

accessor 79

FINANCIAL HIGHLIGHTS

INTERNATIONAL EQUITY FUND

The financial highlights table is intended to help you understand the Fund’s financial performance for the past 5 years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming re-investment of all dividends and distributions). This information has been audited by Deloitte & Touche LLP, whose report, along with the Fund’s financial statements, is included in the annual report, which is available upon request.

INSTITUTIONAL CLASS SHARES FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD*	FOR FISCAL YEAR ENDED 12/31
	2008	2007	2006	2005	2004

NET ASSET VALUE, BEGINNING OF PERIOD	$23.93	$22.99	$17.35	$15.21	$12.96
Net investment income (loss)[1]	0.46	0.24	0.10	0.14	0.15
Net realized and unrealized gain (loss) on investments[1]	(12.63)	2.71	5.65	2.04	2.15
Total from investment operations	(12.17)	2.95	5.75	2.18	2.30
Distributions from net investment income	(0.01)	(0.20)	(0.11)	(0.04)	(0.05)
Distributions from capital gains	(0.86)	(1.81)	—	—	—
Total distributions	(0.87)	(2.01)	(0.11)	(0.04)	(0.05)
Redemption fees	0.00 [4]	0.00 [4]	(0.00)[4]	(0.00)[4]	(0.00)[4]

NET ASSET VALUE, END OF PERIOD	$10.89	$23.93	$22.99	$17.35	$15.21

TOTAL RETURN[2]	(52.29)%	12.97%	33.13%	14.33%	17.76%
NET ASSETS, END OF PERIOD (IN THOUSANDS)	$94,963	$241,397	$152,545	$100,146	$87,790
Ratio of expenses to average net assets[3]	1.25%	1.33%	1.44%	1.41%	1.24%
Ratio of net investment income (loss) to average net assets	2.49%	0.96%	0.53%	0.89%	1.09%
Portfolio turnover rate	102.02%	73.71%	93.54%	127.58%	15.91%

INVESTOR CLASS SHARES FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD	FOR FISCAL YEAR ENDED 12/31
	2008	2007	2006	2005	2004

NET ASSET VALUE, BEGINNING OF PERIOD	$23.14	$22.32	$16.85	$14.79	$12.61

Net investment income (loss)[1]	0.37	0.07	0.03	0.10	0.09
Net realized and unrealized gain (loss) on investments[1]	(12.20)	2.66	5.46	1.96	2.09
Total from investment operations	(11.83)	2.73	5.49	2.06	2.18

Distributions from net investment income	(0.01)	(0.10)	(0.02)	—	—
Distributions from capital gains	(0.86)	(1.81)	—	—	—
Total distributions	(0.87)	(1.91)	(0.02)	—	—
Redemption fees	0.02	0.00 [4]	(0.00)[4]	(0.00)[4]	(0.00)[4]

NET ASSET VALUE, END OF PERIOD	$10.46	$23.14	$22.32	$16.85	$14.79

TOTAL RETURN[2]	(52.57)%	12.37%	32.59%	13.93%	17.29%
NET ASSETS, END OF PERIOD (IN THOUSANDS)	$1,845	$6,523	$1,746	$1,200	$1,159
Ratio of expenses to average net assets[3]	1.76%	1.79%	1.92%	1.68%	1.69%
Ratio of net investment income (loss) to average net assets	2.05%	0.27%	0.18%	0.65%	0.67%
Portfolio turnover rate	102.02%	73.71%	93.54%	127.58%	15.91%

[1]Per share amounts are based upon average shares outstanding.

[2]Total return is calculated assuming a purchase of shares at net asset value per share on the first day and a sale at net asset value per share on the last day of each period reported. Distributions are assumed, for purposes of this calculation, to be reinvested at the net asset value per share on the respective payment dates of each Fund.

[3]The effect of any custody credits on this ratio is less than 0.01%.
[4]Less than $0.005 per share.
*Effective May 1, 2009, the Fund’s Advisor Class shares were renamed Institutional Class shares.

accessor 80

FINANCIAL HIGHLIGHTS

INVESTMENT GRADE FIXED-INCOME FUND

The financial highlights table is intended to help you understand the Fund’s financial performance for the past 5 years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming re-investment of all dividends and distributions). This information has been audited by Deloitte & Touche LLP, whose report, along with the Fund’s financial statements, is included in the annual report, which is available upon request.

INSTITUTIONAL CLASS SHARES FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD*	FOR FISCAL YEAR ENDED 12/31
	2008	2007	2006	2005	2004

NET ASSET VALUE, BEGINNING OF PERIOD	$10.86	$11.24	$11.64	$11.91	$12.13

Net investment income (loss)[1]	0.56	0.75	0.79	0.63	0.60
Net realized and unrealized gain (loss) on investments[1]	(0.84)	(0.36)	(0.38)	(0.20)	(0.14)
Total from investment operations	(0.28)	0.39	0.41	0.43	0.46

Distributions from net investment income	(0.59)	(0.77)	(0.81)	(0.66)	(0.59)
Distributions from capital gains	—	—	—	(0.04)	(0.09)
Total distributions	(0.59)	(0.77)	(0.81)	(0.70)	(0.68)

NET ASSET VALUE, END OF PERIOD	$9.99	$10.86	$11.24	$11.64	$11.91

TOTAL RETURN[2]	(2.43)%	3.64%	3.73%	3.69%	3.88%
NET ASSETS, END OF PERIOD (IN THOUSANDS)	$63,900	$71,409	$36,331	$56,312	$51,548
Ratio of expenses to average net assets[3]	0.88%	0.79%	0.73%	0.73%	0.87%
Ratio of net investment income to average net assets	5.49%	6.87%	6.90%	5.36%	5.04%
Portfolio turnover rate	259.79%	71.66%	102.65%	93.26%	125.84%

INVESTOR CLASS SHARES FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD	FOR FISCAL YEAR ENDED 12/31
	2008	2007	2006	2005	2004

NET ASSET VALUE, BEGINNING OF PERIOD	$10.85	$11.23	$11.63	$11.91	$12.13

Net investment income (loss)[1]	0.51	0.70	0.75	0.61	0.53
Net realized and unrealized gain (loss) on investments[1]	(0.83)	(0.36)	(0.39)	(0.22)	(0.13)
Total from investment operations	(0.32)	0.34	0.36	0.39	0.40

Distributions from net investment income	(0.54)	(0.72)	(0.76)	(0.63)	(0.53)
Distributions from capital gains	—	—	—	(0.04)	(0.09)
Total distributions	(0.54)	(0.72)	(0.76)	(0.67)	(0.62)

NET ASSET VALUE, END OF PERIOD	$9.99	$10.85	$11.23	$11.63	$11.91

TOTAL RETURN[2]	(2.85)%	3.15%	3.30%	3.36%	3.37%
NET ASSETS, END OF PERIOD (IN THOUSANDS)	$1,260	$7,083	$1,646	$1,552	$982
Ratio of expenses to average net assets[3]	1.33%	1.29%	1.15%	0.97%	1.38%
Ratio of net investment income to average net assets	4.91%	6.45%	6.64%	5.12%	4.23%
Portfolio turnover rate	259.79%	71.66%	102.65%	93.26%	125.84%

[1]Per share amounts are based upon average shares outstanding.

[2]Total return is calculated assuming a purchase of shares at net asset value per share on the first day and a sale at net asset value per share on the last day of each period reported. Distributions are assumed, for purposes of this calculation, to be reinvested at the net asset value per share on the respective payment dates of each Fund.

[3]The effect of any custody credits on this ratio is less than 0.01%.
*Effective May 1, 2009, the Fund’s Advisor Class shares were renamed Institutional Class shares.

accessor 81

FINANCIAL HIGHLIGHTS

MORTGAGE SECURITIES FUND

The financial highlights table is intended to help you understand the Fund’s financial performance for the past 5 years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming re-investment of all dividends and distributions). This information has been audited by Deloitte & Touche LLP, whose report, along with the Fund’s financial statements, is included in the annual report, which is available upon request.

INSTITUTIONAL CLASS SHARES FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD*	FOR FISCAL YEAR ENDED 12/31
	2008	2007	2006	2005	2004
NET ASSET VALUE, BEGINNING OF PERIOD	$12.42	$12.21	$12.39	$12.65	$12.69

Net investment income (loss)[1]	0.53	0.56	0.52	0.45	0.46
Net realized and unrealized gain (loss) on investments[1]	(0.39)	0.19	(0.05)	(0.20)	0.02
Total from investment operations	0.14	0.75	0.47	0.25	0.48

Distributions from net investment income	(0.52)	(0.54)	(0.58)	(0.49)	(0.45)
Distributions from capital gains	—	—	(0.07)	(0.02)	(0.07)
Total distributions	(0.52)	(0.54)	(0.65)	(0.51)	(0.52)

NET ASSET VALUE, END OF PERIOD	$12.04	$12.42	$12.21	$12.39	$12.65
TOTAL RETURN[2]	1.17%	6.28%	3.92%	1.96%	3.87%
NET ASSETS, END OF PERIOD (IN THOUSANDS)	$65,419	$62,498	$48,202	$158,056	$163,913
Ratio of expenses to average net assets[3]	0.98%	0.95%	1.00%	0.92%	0.81%
Ratio of net investment income to average net assets	4.34%	4.54%	4.24%	3.56%	3.65%
Portfolio turnover rate	654.15%	496.94%	578.95%	474.16%	324.40%

INVESTOR CLASS SHARES FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD	FOR FISCAL YEAR ENDED 12/31
	2008	2007	2006	2005	2004

NET ASSET VALUE, BEGINNING OF PERIOD	$12.42	$12.21	$12.38	$12.64	$12.69

Net investment income (loss)[1]	0.72	0.50	0.45	0.41	0.40
Net realized and unrealized gain (loss) on investments[1]	(0.64)	0.19	(0.03)	(0.20)	0.02
Total from investment operations	0.08	0.69	0.42	0.21	0.42

Distributions from net investment income	(0.46)	(0.48)	(0.52)	(0.45)	(0.40)
Distributions from capital gains	—	—	(0.07)	(0.02)	(0.07)
Total distributions	(0.46)	(0.48)	(0.59)	(0.47)	(0.47)

NET ASSET VALUE, END OF PERIOD	$12.04	$12.42	$12.21	$12.38	$12.64

TOTAL RETURN[2]	0.67%	5.76%	3.55%	1.59%	3.40%
NET ASSETS, END OF PERIOD (IN THOUSANDS)	$954	$1,259	$894	$1,111	$1,226
Ratio of expenses to average net assets[3]	1.48%	1.45%	1.56%	1.22%	1.29%
Ratio of net investment income to average net assets	3.78%	4.12%	3.72%	3.25%	3.16%
Portfolio turnover rate	654.15%	496.94%	578.95%	474.16%	324.40%

[1]Per share amounts are based upon average shares outstanding.

[2]Total return is calculated assuming a purchase of shares at net asset value per share on the first day and a sale at net asset value per share on the last day of each period reported. Distributions are assumed, for purposes of this calculation, to be reinvested at the net asset value per share on the respective payment dates of each Fund.

[3]The effect of any custody credits on this ratio is less than 0.01%.
*Effective May 1, 2009, the Fund’s Advisor Class shares were renamed Institutional Class shares.

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FINANCIAL HIGHLIGHTS

SMALL TO MID CAP FUND

The financial highlights table is intended to help you understand the Fund’s financial performance for the past 5 years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming re-investment of all dividends and distributions). This information has been audited by Deloitte & Touche LLP, whose report, along with the Fund’s financial statements, is included in the annual report, which is available upon request.

INSTITUTIONAL CLASS SHARES FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD*	FOR FISCAL YEAR ENDED 12/31
	2008	2007	2006	2005	2004

NET ASSET VALUE, BEGINNING OF PERIOD	$31.02	$32.06	$28.20	$24.96	$21.00

Net investment income (loss)[1]	0.03	0.05	0.05	0.03	(0.02)
Net realized and unrealized gain (loss) on investments[1]	(12.50)	(0.97)	3.83	3.21	3.98
Total from investment operations	(12.47)	(0.92)	3.88	3.24	3.96

Distributions from net investment income	—	(0.07)	(0.02)	—	0.00 [3]
Distributions from capital gains	(0.13)	(0.05)	—	—	—
Total distributions	(0.13)	(0.12)	(0.02)	—	0.00 [3]
Redemption fees	0.00 [3]	0.00 [3]	0.00 [3]	0.00 [3]	0.00 [3]

NET ASSET VALUE, END OF PERIOD	$18.42	$31.02	$32.06	$28.20	$24.96

TOTAL RETURN[2]	(40.33)%	(2.89)%	13.75%	12.98%	18.86%
NET ASSETS, END OF PERIOD (IN THOUSANDS)	$138,263	$291,934	$288,277	$155,235	$163,878
Ratio of expenses (including dividend expense) to average net assets[4,5]	1.52%	1.26%	1.22%	1.26%	1.20%
Ratio of expenses (excluding dividend expense) to average net assets[4,5]	1.34%	1.20%	1.22%	1.26%	1.20%
Ratio of net investment income (loss) (including dividend expense) to average net assets[4,5]	0.10%	0.15%	0.18%	0.13%	(0.09)%
Ratio of net investment income (loss) (excluding dividend expense) to average net assets[4,5]	0.28%	0.21%	0.18%	0.13%	(0.09)%
Portfolio turnover rate	139.69%	57.25%	37.24%	41.64%	46.31%

INVESTOR CLASS SHARES FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD	FOR FISCAL YEAR ENDED 12/31
	2008	2007	2006	2005	2004

NET ASSET VALUE, BEGINNING OF PERIOD	$29.76	$30.84	$27.24	$24.20	$20.46

Net investment income (loss)[1]	(0.11)	(0.10)	(0.08)	(0.06)	(0.12)
Net realized and unrealized gain (loss) on investments[1]	(11.94)	(0.93)	3.68	3.10	3.86
Total from investment operations	(12.05)	(1.03)	3.60	3.04	3.74

Distributions from net investment income	—	—	—	—	—
Distributions from capital gains	(0.13)	(0.05)	—	—	—
Total distributions	(0.13)	(0.05)	—	—	—
Redemption fees	—	(0.00)[3]	0.00 [3]	0.00 [3]	0.00 [3]

NET ASSET VALUE, END OF PERIOD	$17.58	$29.76	$30.84	$27.24	$24.20

TOTAL RETURN[2]	(40.63)%	(3.35)%	13.22%	12.56%	18.28%
NET ASSETS, END OF PERIOD (IN THOUSANDS)	$1,744	$4,719	$4,396	$4,028	$3,414
Ratio of expenses (including dividend expense) to average net assets[4,5]	2.02%	1.74%	1.68%	1.64%	1.67%
Ratio of expenses (excluding dividend expense) to average net assets[4,5]	1.84%	1.68%	1.68%	1.64%	1.67%
Ratio of net investment loss (including dividend expense) to average net assets[4,5]	(0.44)%	(0.33)%	(0.29)%	(0.24)%	(0.56)%
Ratio of net investment loss (excluding dividend expense) to average net assets[4,5]	(0.26)%	(0.27)%	(0.29)%	(0.24)%	(0.56)%
Portfolio turnover rate	139.69%	57.25%	37.24%	41.64%	46.31%

[1]Per share amounts are based upon average shares outstanding.

[2]Total return is calculated assuming a purchase of shares at net asset value per share on the first day and a sale at net asset value per share on the last day of each period reported. Distributions are assumed, for purposes of this calculation, to be reinvested at the net asset value per share on the respective payment dates of each Fund.

[3]Less than $0.005 per share.
[4]The effect of any custody credits on this ratio is less than 0.01%.
[5]Dividend expense totaled 0.18%, 0.06%, 0%, 0% and 0%, respectively, of average net assets for the years ended December 31, 2008, 2007, 2006, 2005 and 2004, respectively.
*Effective May 1, 2009, the Fund’s Advisor Class shares were renamed Institutional Class shares.

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FINANCIAL HIGHLIGHTS

STRATEGIC ALTERNATIVES FUND

The financial highlights table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming re-investment of all dividends and distributions). This information has been audited by Deloitte & Touche LLP, whose report, along with the Fund’s financial statements, is included in the annual report, which is available upon request.

INSTITUTIONAL CLASS SHARES FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD*	FOR FISCAL YEAR ENDED 12/31
2008[3]

NET ASSET VALUE, BEGINNING OF PERIOD	$12.00

Net investment income[1]	0.16
Net realized and unrealized gain on investments[1]	(1.74)
Total from investment operations	(1.58)

Distributions from net investment income	(0.15)
Total distributions	(0.15)
Redemption Fees	0.00 [4]

NET ASSET VALUE, END OF PERIOD	$10.27
TOTAL RETURN[2]	(13.25)%
NET ASSETS, END OF PERIOD (IN THOUSANDS)	$102,327
Ratio of expenses to average net assets	1.04%*
Ratio of net investment income (loss) to average net assets	1.54%*
Portfolio turnover rate	158.92%

[1]Per share amounts are based upon average shares outstanding.

[2]Total return is calculated assuming a purchase of shares at net asset value per share on the first day and a sale at net asset value per share on the last day of each period reported. Distributions are assumed, for purposes of this calculation, to be reinvested at the net asset value per share on the respective payment dates of each Fund.

[3]Commenced operations on January 29, 2008.
[4]Less than $0.005 per share.
*Annualized
*Effective May 1, 2009, the Fund’s Advisor Class shares were renamed Institutional Class shares.

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FINANCIAL HIGHLIGHTS

U.S. GOVERNMENT MONEY FUND

The financial highlights table is intended to help you understand the Fund’s financial performance for the past 5 years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming re-investment of all dividends and distributions). This information has been audited by Deloitte & Touche LLP, whose report, along with the Fund’s financial statements, is included in the annual report, which is available upon request.

INSTITUTIONAL CLASS SHARES FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD*	FOR FISCAL YEAR ENDED 12/31
	2008	2007	2006	2005	2004

NET ASSET VALUE, BEGINNING OF PERIOD	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income (loss)[1]	0.03	0.05	0.04	0.03	0.01
Net realized and unrealized gain (loss) on investments[1]	(0.01)	—	—	—	—
Total from investment operations	0.02	0.05	0.04	0.03	0.01

Distributions from net investment income	(0.02)	(0.05)	(0.04)	(0.03)	(0.01)

NET ASSET VALUE, END OF PERIOD	$1.00	$1.00	$1.00	$1.00	$1.00

TOTAL RETURN[2]	2.30%	4.72%	4.49%	2.75%	0.93%
NET ASSETS, END OF PERIOD (IN THOUSANDS)	$392,599	$1,344,292	$1,433,080	$1,266,322	$1,260,063
Ratio of gross expenses to average net assets[3]	0.49%	0.46%	0.47%	0.45%	0.46%
Ratio of net expenses to average net assets[3]	0.49%	0.46%	0.47%	0.45%	0.46%
Ratio of net investment income to average net assets	2.53%	4.60%	4.37%	2.68%	0.94%

INVESTOR CLASS SHARES FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD	FOR FISCAL YEAR ENDED 12/31
	2008	2007	2006	2005	2004

NET ASSET VALUE, BEGINNING OF PERIOD	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income (loss)[1]	0.02	0.04	0.04	0.02	0.01
Net realized and unrealized gain (loss) on investments[1]	—	—	—	—	—
Total from investment operations	0.02	0.04	0.04	0.02	0.01

Distributions from net investment income	(0.02)	(0.04)	(0.04)	(0.02)	(0.01)

NET ASSET VALUE, END OF PERIOD	$1.00	$1.00	$1.00	$1.00	$1.00

TOTAL RETURN[2]	1.79%	4.20%	3.97%	2.27%	0.68%
NET ASSETS, END OF PERIOD (IN THOUSANDS)	$10,697	$11,203	$9,286	$6,355	$12,689
Ratio of gross expenses to average net assets[3]	0.99%	0.96%	0.98%	0.91%	0.71%
Ratio of net expenses to average net assets[3]	0.99%	0.96%	0.98%	0.91%	0.71%
Ratio of net investment income to average net assets	1.84%	4.09%	3.89%	2.19%	0.63%

[1]Per share amounts are based upon average shares outstanding.

[2]Total return is calculated assuming a purchase of shares at net asset value per share on the first day and a sale at net asset value per share on the last day of each period reported. Distributions are assumed, for purposes of this calculation, to be reinvested at the net asset value per share on the respective payment dates of each Fund.

[3]The effect of any custody credits on this ratio is less than 0.01%.
*Effective May 1, 2009, the Fund’s Advisor Class shares were renamed Institutional Class shares.

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FINANCIAL HIGHLIGHTS

VALUE FUND

The financial highlights table is intended to help you understand the Fund’s financial performance for the past 5 years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming re-investment of all dividends and distributions). This information has been audited by Deloitte & Touche LLP, whose report, along with the Fund’s financial statements, is included in the annual report, which is available upon request.

INSTITUTIONAL CLASS SHARES FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD*	FOR FISCAL YEAR ENDED 12/31
	2008	2007	2006	2005	2004

NET ASSET VALUE, BEGINNING OF PERIOD	$23.85	$23.94	$20.86	$19.93	$17.58

Net investment income (loss)[1]	0.36	0.26	0.31	0.27	0.23
Net realized and unrealized gain (loss) on investments[1]	(9.64)	0.55	3.09	0.93	2.33
Total from investment operations	(9.28)	0.81	3.40	1.20	2.56

Distributions from net investment income	(0.36)	(0.24)	(0.32)	(0.27)	(0.21)
Distributions from capital gains	—	(0.66)	—	—	—
Total distributions	(0.36)	(0.90)	(0.32)	(0.27)	(0.21)
Redemption fees	0.00[3]	0.00[3]	0.00[3]	—	0.00[3]

NET ASSET VALUE, END OF PERIOD	$14.21	$23.85	$23.94	$20.86	$19.93

TOTAL RETURN[2]	(39.18% )	3.32%	16.42%	6.09%	14.67%
NET ASSETS, END OF PERIOD (IN THOUSANDS)	$78,171	$141,422	$127,895	$109,228	$94,222
Ratio of expenses to average net assets[4]	1.01%	0.97%	0.99%	1.00%	0.84%
Ratio of net expenses to average net assets[4]	1.01%	0.97%	0.99%	0.85%	0.84%
Ratio of net investment income to average net assets[4]	1.87%	1.04%	1.40%	1.36%	1.27%
Portfolio turnover rate	144.57%	158.41%	64.20%	70.01%	88.83%

INVESTOR CLASS SHARES FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD	FOR FISCAL YEAR ENDED 12/31
	2008	2007	2006	2005	2004

NET ASSET VALUE, BEGINNING OF PERIOD	$23.87	$23.97	$20.88	$19.95	$17.57

Net investment income (loss)[1]	0.26	0.13	0.20	0.21	0.14
Net realized and unrealized gain (loss) on investments[1]	(9.64)	0.55	3.10	0.93	2.34
Total from investment operations	(9.38)	0.68	3.30	1.14	2.48
Distributions from net investment income	(0.26)	(0.12)	(0.21)	(0.21)	(0.10)
Distributions from capital gains	—	(0.66)	—	—	—
Total distributions	(0.26)	(0.78)	(0.21)	(0.21)	(0.10)
Redemption fees	—	—	0.00[3]	—	0.00[3]

NET ASSET VALUE, END OF PERIOD	$14.23	$23.87	$23.97	$20.88	$19.95

TOTAL RETURN[2]	(39.49% )	2.76%	15.88%	5.78%	14.13%
NET ASSETS, END OF PERIOD (IN THOUSANDS)	$795	$2,053	$2,207	$2,448	$2,372
Ratio of expenses to average net assets[4]	1.50%	1.47%	1.47%	1.29%	1.30%
Ratio of net expenses to average net assets[4]	1.50%	1.47%	1.47%	1.14%	1.30%
Ratio of net investment income to average net assets[4]	1.32%	0.53%	0.91%	1.06%	0.78%
Portfolio turnover rate	144.57%	158.41%	64.20%	70.01%	88.83%

[1]Per share amounts are based upon average shares outstanding.

[2]Total return is calculated assuming a purchase of shares at net asset value per share on the first day and a sale at net asset value per share on the last day of each period reported. Distributions are assumed, for purposes of this calculation, to be reinvested at the net asset value per share on the respective payment dates of each Fund.

[3]Less than 0.005 per share
[4]The effect of any custody credits on this ratio is less than 0.01%.
*Effective May 1, 2009, the Fund’s Advisor Class shares were renamed Institutional Class shares.

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ACCESSOR FUNDS PRIVACY POLICY

Accessor Funds appreciates the privacy concerns and expectations of our customers. We are committed to maintaining a high level of privacy and confidentiality when it comes to your personal information and we use that information only where permitted by law. We recognize that, as our customer, you not only entrust us with your money but with your personal information. Your trust is important to us and you can be sure we will continue our tradition of protecting your personal information. We provide this privacy notice to you so that you may understand our policy with regard to the collection and disclosure of nonpublic personal information (“Information”) pertaining to you.

We collect the following categories of information about you:

Information we receive from you on applications or other forms; and

Information about your transactions with us, our affiliates, or others.

We do not disclose any Information about you or any current or former customer to anyone, except as permitted by law. We may disclose Information about you and any former customer to our affiliates and to nonaffiliated third parties, as permitted by law. We do not disclose personal information that we collect about you to non-affiliated companies except to enable them to provide marketing services on our behalf, to perform joint marketing agreements with other financial institutions, or in other limited circumstances permitted by law. For example, some instances where we may disclose Information about you to third parties include: for servicing and processing transactions, to protect against fraud, for institutional risk control, to respond to judicial process or to perform services on our behalf. When we share personal information about you with these companies, we require them to limit their use of the personal information to the particular purpose for which it was shared and we do not allow them to share your personal information with others except to fulfill that limited purpose. In addition, these companies are required to adhere to our privacy standards with respect to any personal information that we provide them.

Protecting the security and confidentiality of your information

We restrict access to Information about you to those employees who need to know that Information to provide products or services to you. We maintain physical, electronic, and procedural safeguards to ensure the confidentiality of your Information. Our privacy policies apply only to those individual investors who have a direct customer relationship with us. If you are an individual shareholder of record of any of the Funds, we consider you to be a customer of Forward Funds. Shareholders purchasing or owning shares of any of the Funds through their bank, broker, or other financial institution should consult that financial institution’s privacy policies. If you own shares or receive investment services through a relationship with a third-party broker, bank, investment adviser or other financial service provider, that third-party’s privacy policies will apply to you and ours will not.

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APPENDIX – DESCRIPTION OF FUND INDICES

The following information has been supplied by the respective preparer of the index or has been obtained from other publicly available information.

MORGAN STANLEY CAPITAL INTERNATIONAL (“MSCI”) FRONTIER MARKETS INDEX*

The MSCI Frontier Markets Index is a market-capitalization-weighted index composed of companies representative of the market structure of 19 Frontier Market countries in Africa, Central & Eastern Europe, the Middle East and Asia. The index is calculated without dividends, with net or with gross dividends reinvested, in both U.S. Dollars and local currencies.

The MSCI indices reflect stock market trends by representing the evolution of an unmanaged portfolio containing a broad selection of domestically listed companies. A dynamic optimization process which involves maximizing float and liquidity, reflecting accurately the market’s size and industry profiles, and minimizing cross ownership is used to determine index constituents. Stock selection also takes into consideration the trading capabilities of foreigners in Frontier Market countries.

As of December 31, 2008, the MSCI Frontier Markets Index consisted of the following countries:

Bahrain, Bulgaria, Croatia, Estonia, Jordan, Kazakhstan, Kenya, Kuwait, Lebanon, Lithuania, Mauritius, Nigeria, Oman, Qatar, Romania, Serbia, Slovenia, Sri Lanka, Tunisia, Ukraine, United Arab, Emirates, Vietnam

Unlike other broad-based indices, the number of stocks included in the MSCI Frontier Markets Index is not fixed and may vary to enable the Index to continue to reflect the primary home markets of the constituent countries. Changes in the Index will be announced when made. MSCI Frontier Markets Index is a capitalization-weighted index calculated by Morgan Stanley Capital International based on the official closing prices for each stock in its primary local or home market. The base value of the MSCI Frontier Markets Index was equal to 1000.0 on November 30, 2007. As of December 31, 2008, the value of the MSCI Frontier Markets Index was 484.671.

*“Morgan Stanley Capital International” and “MSCI” are service marks of Morgan Stanley Capital International Inc. The Frontier Markets Fund is not sponsored, endorsed, sold or promoted by Morgan Stanley Capital International.

STANDARD & POOR’S 500 INDEX*

The purpose of the S&P 500 Index is to portray the pattern of common stock price movement. Construction of the index proceeds from industry groups to the whole. Since some industries are characterized by companies of relatively small stock capitalization, the index does not comprise the 500 largest companies. The S&P membership currently consists of 411 NYSE and 89 NASDAQ traded companies.

Component stocks are chosen solely with the aim of achieving a distribution by broad industry groupings for market size, liquidity and with the aim of achieving a distribution by broad industry groupings that are representative of the U.S. economy. Each stock added to the index must represent a viable enterprise and must be representative of the industry group to which it is assigned. Its market price movements must in general be responsive to changes in industry affairs.

The formula adopted by Standard & Poor’s is generally defined as a “baseweighted aggregative” expressed in relatives with the average value for the base period (1941-1943) equal to 10. Each component stock is weighted so that it will influence the index in proportion to its respective market importance. The most suitable weighting factor for this purpose is the number of shares outstanding, multiplied by its market price. This gives the current market value for that particular issue, and this market value determines the relative importance of the security.

Market values for individual stocks are added together to obtain their particular group market value. These group values are expressed as a relative, or index number, to the base period (1941-1943) market value. As the base period market value is relatively constant, the index number reflects only fluctuations in current market values.

Starting in September 2005, Standard & Poors uses a float adjusted market capitalization to weight the stocks in the S&P 500 Index. This approach endeavors to exclude strategic shareholders that are closely held by other publicly traded companies, control groups, or government agencies. The resulting stock weightings are believed to reflect the value available in the public markets.

*“Standard & Poor’s,” “S&P” and “S&P 500” are trademarks of Standard and Poor’s, a division of The McGraw-Hill Companies, Inc. The Growth Fund and Value Fund are not sponsored, endorsed, sold or promoted by Standard & Poor’s.

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APPENDIX – DESCRIPTION OF FUND INDICES

S&P 500/CITIGROUP GROWTH INDEX/S&P 500/CITIGROUP VALUE INDEX

Standard and Poor’s, has renamed its style indices, the S&P 500/BARRA Growth Index to the S&P 500/Citigroup Growth Index (the “Growth Index”) and S&P 500/BARRA Value Index to the S&P 500/Citigroup Value Index (the “Value Index”) as of December 16, 2005 and changed the calculation methodology used to separate the S&P 500 into two comparably sized style indices.

The Growth and Value Indices are constructed in a four-step process.

1. Every S&P 500 Index stock is scored on seven risk factors three measuring growth and four measuring value.

2. After standardizing the factor scores, each company is assigned a growth score and a value score by averaging its individual growth and value scores, respectively.

3. All 500 companies are then ranked twice, once by growth and once by value.

4. The ratio of a company’s growth rank divided by its value rank determines its style index membership. Stocks in the top 33% of this list as measured by weight in the S&P 500 Index have all of their market cap assigned to the S&P 500/Citigroup Growth Index. Stocks in the bottom 33% of this list as measured by weight in the S&P 500 Index have all of their market cap assigned to the S&P 500/Citigroup Value Index. Stocks in the middle 34% of this list have their market cap distributed between the growth and value style indices according to their similarity to the average stock in each of the “pure” style groups.

This methodology results in some stocks being members of both Growth and Value Indices. Because the market cap of these stocks is split between the two indices, however, the summed total capitalization of the Growth and Value Indices equals the total capitalization of the parent index, the S&P 500 Index.

As of December 31, 2008, there were 289 companies in the Growth Index and 374 companies in the Value Index.

MERRILL LYNCH U.S. HIGH YIELD MASTER II INDEX*

The US High Yield Master II Index tracks the performance of below investment grade US dollar-denominated corporate bonds publicly issued in the US domestic market. “Yankee” bonds (debt of foreign issuers issued in the US domestic market) are included in the Index provided the issuer is domiciled in a country having an investment grade foreign currency long-term debt rating (based on a composite of Moody’s and S&P). 144a issues are not included in the Index until they are exchanged for registered securities. Qualifying bonds must have at least one year remaining term to maturity, a fixed coupon schedule and a minimum amount outstanding of USD 100 million. Bonds must be rated below investment grade based on a composite of Moody’s and S&P. The index is rebalanced on the last calendar day of the month. Issues that meet the qualifying criteria are included in the index for the following month. Issues that no longer meet the criteria during the course of the month remain in the index until the next month-end balancing at which point they are dropped from the index. Additional sub-indices are available that segment the Index between cash pay and deferred interest bonds, as well as by rating and sector. The inception date of the index is August 31, 1986.

*The High Yield Bond Fund is not sponsored, endorsed, sold or promoted by Merrill Lynch.

BARCLAYS CAPITAL U.S. AGGREGATE INDEX

The Barclays Capital U.S. Aggregate Index covers the USD-denominated, investment-grade, fixed rate, taxable bond market of the SEC-registered securities. The index includes bonds from the Treasury, Government-Related, Corporate, MBS (agency fixed-rate and hybrid ARM passthroughs), ABS, and CMBS sectors. U.S. Agency Hybrid Adjustable Rate Mortgage (ARM) securities were added to the Barclays Capital U.S. Aggregate Index on April 1, 2007, but are not eligible for the Global Aggregate Index. The Barclays Capital U.S. Aggregate Index is a component of the U.S. Universal Index in its entirety. The index was created in 1986, with index history backfilled to January 1, 1976. Prior to November 1, 2008 the index was published by Lehman Brothers.

BARCLAYS CAPITAL* GOVERNMENT/CREDIT INDEX GOVERNMENT/CREDIT 1-5 YEAR INDEX MORTGAGE-BACKED SECURITIES INDEX

The Barclays Capital Government/Credit Indices include fixed-rate debt issues rated investment grade (Baa3) or higher by Moody’s Investor Service (“Moody’s”). For issues not rated by Moody’s, the equivalent Standard & Poor’s (“S&P”) rating is used, and for those not rated by S&P, the equivalent Fitch Investors Service, Inc. rating is used. These indices also include fixed-rate debt securities issued by the U.S. Government, its agencies or

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APPENDIX – DESCRIPTION OF FUND INDICES

instrumentalities, which are generally not rated but have an implied rating greater than AAA. All issues must have at least one year to maturity and an outstanding par value of at least $100 million for U.S. Government issues and $25 million for all others. Price, coupon and total return are reported for all sectors on a month-end to month-end basis. All returns are market value weighted inclusive of accrued interest.

The Barclays Capital Government/Credit Index is made up of the Government and Credit Bond Indices.

The Government Bond Index is made up of the Treasury Bond Index (public obligations of the United States Treasury that have remaining maturities of more than one year, excluding flower bonds and foreign targeted issues) and the Agency Bond Index (all publicly issued debt of U.S. Government agencies and quasifederal corporations, and corporate debt or foreign debt guaranteed by the U.S. Government).

The Credit Bond Index includes publicly issued, fixed-rate, nonconvertible investment grade domestic corporate debt. Also included are Yankee bonds, which are dollar-denominated SEC registered public, nonconvertible debt issued or guaranteed by foreign sovereign governments, municipalities or governmental agencies, or international agencies.

The Government/Credit 1-5 Year Index is composed of Agency and Treasury securities and corporate securities of the type referred to in the preceding paragraph, all with maturities of one to five years.

The Mortgage-Backed Securities Index covers fixed-rate securities backed by mortgage pools of the Government National Mortgage Association (GNMA), Federal Home Loan Mortgage Corporation (FHLMC) and Federal National Mortgage Association (FNMA).

*The Investment Grade Fixed-Income Fund and the Mortgage Securities Fund are not sponsored, endorsed, sold or promoted by Barclays Capital.

MORGAN STANLEY CAPITAL EAFE + EM INDEX*

The MSCI EAFE + EM Index is a market capitalization-weighted index composed of companies representative of the market structure of 44 Developed and Emerging Market countries. The index is calculated without dividends or with gross dividends reinvested, in both U.S. dollars and local currencies.

The MSCI EAFE Index is a market capitalization-weighted index composed of companies representative of the market structure of 21 Developed Market countries in Europe, Australasia and the Far East. The index is calculated without dividends, with net or with gross dividends reinvested, in both U.S. dollars and local currencies.

MSCI Emerging Markets (“EM”) Index is a market capitalization-weighted index composed of companies representative of the market structure of 23 Emerging Market countries in Europe, Latin America and the Pacific Basin. The MSCI EM Index excludes closed markets and those shares in otherwise free markets which are not purchasable by foreigners.

The MSCI indices reflect stock market trends by representing the evolution of an unmanaged portfolio containing a broad selection of domestically listed companies. A dynamic optimization process which involves maximizing float and liquidity, reflecting accurately the market’s size and industry profiles, and minimizing cross ownership is used to determine index constituents. Stock selection also takes into consideration the trading capabilities of foreigners in emerging market countries.

As of December 31, 2008, the MSCI + EM Index consisted of the following countries:

Developed Market Countries: 21 Developed Countries: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Italy, Japan, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, United Kingdom

Emerging Markets: 23 Emerging Market Countries: Argentina, Brazil, Chile, China, Colombia, Czech Republic, Egypt, Hungary, India, Indonesia, Israel, Jordan, Korea, Malaysia, Mexico, Morocco, Pakistan, Peru, Philippines, Poland, Russia, South Africa, Taiwan, Thailand, Turkey.

Unlike other broadbased indices, the number of stocks included in MSCI EAFE + EM Index is not fixed and may vary to enable the Index to continue to reflect the primary home markets of the constituent countries. Changes in the Index will be announced when made. MSCI EAFE + EM Index is a capitalization-weighted index calculated by Morgan Stanley Capital International based on the official closing prices for each stock in its primary local or home market. The base value of the MSCI EAFE + EM Index was equal to 100.0 on January 1, 1988. As of December 31, 2008, the value of the MSCI EAFE + EM Index was 107.54.

*“Morgan Stanley Capital International,” “MSCI” and “EAFE” are service marks of Morgan Stanley Capital International Inc. The International Equity Fund is not sponsored, endorsed, sold or promoted by Morgan Stanley Capital International. This Index was formerly known as the MSCI EAFE + EMF Index.

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APPENDIX – DESCRIPTION OF FUND INDICES

DOW JONES WILSHIRE 4500 COMPLETION INDEX*

The Dow Jones Wilshire 4500 Completion Index (an unmanaged index) is constructed from the Dow Jones Wilshire 5000 Composite Index (“Dow Jones Wilshire 5000”), and contains all stocks in the Dow Jones Wilshire 5000 except components of the S&P 500. The Dow Jones Wilshire 4500 Completion Index was created to allow investors who are using the S&P 500 already to track the remainder of the U.S. market. Two versions of the index are calculated: one weighted by full market capitalization and the other weighted by float-adjusted market capitalization. The full market-cap version is intended as a “wealth” measure, representing the total dollar value of funds entering or leaving the U.S. equity markets. The float-adjusted version is meant to be a more realistic benchmark, because it reflects the shares of securities that are actually available to investors. The Small to Mid Cap Fund uses the float-adjusted Dow Jones Wilshire 4500 Completion Index as its benchmark index.

The Dow Jones Wilshire 5000 measures the performance of all U.S. headquartered equity securities with readily available price data. To be included in the index, a security must be the primary equity issue of a U.S. company. New issues must be traded on the New York Stock Exchange, American Stock Exchange or NASDAQ Stock Market; newly issued bulletin board stocks are not added to the index.

Originally called the Wilshire 5000 Total Market Index, the Dow Jones Wilshire 5000 was created in 1974 by the founder of Wilshire Associates to aid in performance measurement and was named for the nearly 5,000 stocks it contained at the time. The Wilshire 5000 Index was maintained by Wilshire Associates until April of 2004, when Wilshire and Dow Jones Indexes began co-branding it and other Wilshire indexes. As part of the agreement, Dow Jones Indexes assumed responsibility for calculating and maintaining the Dow Jones Wilshire 5000 Composite Index and the other indexes under the Dow Jones Wilshire umbrella.

*“Dow Jones”and “Wilshire” are registered trademarks of Dow Jones Wilshire Associates. The Small to Mid Cap Fund is not sponsored, endorsed, sold or promoted by Dow Jones or Wilshire Associates.

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SHAREHOLDER REPORTS. Accessor Funds publishes Annual and Semi-Annual Reports, which contain information about each Fund’s recent performance and investments, including:

Management’s discussion about recent market conditions, economic trends and Fund strategies that significantly affected their performance over the recent period;

Fund performance data and financial statements; and

Fund holdings.

PORTFOLIO HOLDINGS. The Funds will file with the SEC a list of its portfolio holdings as of the end of the first and third fiscal quarters on Form NQ. Each Form NQ can be viewed on the SEC’s website (www.sec.gov). The most recent fiscal quarter end holdings may also be viewed on the Accessor Funds’ website (www.accessor.com).

STATEMENT OF ADDITIONAL INFORMATION (“SAI”). The SAI contains more detailed information about Accessor Funds and each Fund. The SAI is incorporated by reference into this Prospectus, making it legally part of this Prospectus.

For shareholder inquiries or for free copies of Accessor Funds’ Annual Report, Semi-Annual Report, SAI, and other information, contact your financial intermediary or:

Forward Management, LLC
1420 Fifth Avenue, Suite 3600
Seattle, Washington 98101
(800) 759-3504
(206) 224-7420
Accessor Funds’ website: www.accessor.com

Securities and Exchange Commission
Washington, DC 20549-0102
Public Reference Section (202) 551-8090 (for inquiries regarding hours of operation only)
email: publicinfo@sec.gov
website: www.sec.gov

You may obtain copies of documents from the SEC, upon payment of duplicating fees, or view documents at the SEC’s Public Reference Room in Washington, D.C. The SAI and other information about Accessor Funds is available on the EDGAR database on the SEC’s website at www.sec.gov.

Accessor® is a registered trademark of Forward Management, LLC.

SEC file number: 811-06722.

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ACCESSOR FUNDS
A & C CLASS SHARES

PROSPECTUS

ACCESSOR	MAY 1, 2009

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

NOT FDIC INSURED NO BANK GUARANTEE MAY LOSE VALUE

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THE ACCESSOR FUNDS

A family of 18 mutual funds. This Prospectus describes 13 of the Accessor Funds that have A Class shares and 14 of the Accessor Funds that have C Class shares. These Accessor Funds are divided into nine “Underlying Funds” and six “Allocation Funds,” each a “Fund” and collectively the “Funds” as listed below. Each Fund has other classes of shares that are described in separate prospectuses.

ALLOCATION FUNDS:	ALLOCATION FUNDS:
Income Allocation Fund	Growth & Income Allocation Fund
Income & Growth Allocation Fund	Growth Allocation Fund
Balanced Allocation Fund	Aggressive Growth Allocation Fund

UNDERLYING EQUITY FUNDS:	UNDERLYING FIXED-INCOME FUNDS:
Growth Fund	High Yield Bond Fund
International Equity Fund	Investment Grade Fixed-Income Fund+
Small to Mid Cap Fund	Mortgage Securities Fund+
Value Fund	U.S. Government Money Fund (The “Money Market Fund”)

UNDERLYING ALTERNATIVES FUND:
Frontier Markets Fund*

+ C Class only

* A Class only

For information about the other classes and Funds of Accessor Funds, please request the current Accessor Funds Prospectuses.

A variety of equity, fixed-income, alternative and balanced mutual funds.

When used together, designed to help investors realize the benefits of asset allocation and diversification.

Each Fund is a portfolio of Forward Funds, a Delaware statutory trust (the “Trust”), and managed by Forward Management, LLC (“Forward Management”).

The Underlying Funds are sub-advised by money managers (“Money Managers”) who are selected and supervised by Forward Management (other than the U.S. Government Money Fund and the Frontier Markets Fund, which are advised directly by Forward Management).

Each of the Accessor Allocation Funds is a “fund of funds” and shares the same investment approach. Each Allocation Fund seeks to maintain a mix of asset classes within an established range, and each may invest in a combination of the Z Class shares of the Underlying Funds, Z Class shares of the Accessor Strategic Alternatives Fund, and Institutional Class shares of certain Forward series of the Trust as discussed below, which represent specific market segments. The Allocation Funds are designed to help investors realize the benefits of asset allocation and diversification. Each Allocation Fund pursues a different investment goal by investing in different combinations of the Underlying Funds, which include the Underlying Funds described in this Prospectus, the Accessor Strategic Alternatives Fund, which is offered through a separate prospectus, and the Forward Emerging Markets Fund, the Forward International Fixed Income Fund and the Forward Legato Fund (collectively, the “Underlying Forward Funds”), each of which is also offered through a separate prospectus. You may choose to invest in any of the Allocation Funds based on your investment goals, investment time horizons, personal risk tolerances, and financial circumstances. Each Allocation Fund’s performance will reflect the performance of different asset classes or different segments within an asset class. By investing in a combination of mutual funds, the Allocation Funds seek to offer additional diversification through a single investment.

Each Allocation Fund seeks to maintain broad exposure to several markets in an attempt to reduce the impact of markets that are declining and to benefit from good performance in particular market segments that are rising. The level of diversification the Allocation Funds obtain from being invested in a number of Underlying Funds may reduce the risk associated with an investment in a single Underlying Fund. This risk may be further reduced because each Underlying Fund’s investments are also spread over a range of issuers, industries and, in the case of the International Equity Fund and Frontier Markets Fund, countries. For more details regarding the principal risks of the Allocation Funds based on the principal risks of the Underlying Funds, please see “Summary of Principal Risks” section.

DIVERSIFICATION is the spreading of risk among a group of investment assets. Within a portfolio of investments, it means reducing the risk of any individual security by holding securities of a variety of companies. In a broader context, diversification means investing among a variety of security types to reduce the importance of any one type or class of security.

ASSET ALLOCATION is a logical extension of the principle of diversification. It is a method of mixing different types of investments (for example, stocks and bonds) in an effort to enhance returns and reduce risks.

Diversification and asset allocation do not, however, guarantee investment results.

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ALLOCATION FUND INCOME ALLOCATION FUND DETAILS

Investment Objective The Accessor Income Allocation Fund seeks high current income and some stability of principal. The investment objective of the Fund is not fundamental and may be changed without shareholder approval by the Board of Trustees of the Fund.

Principal Investment Strategy & Goal The Fund generally invests in a combination of the Underlying Fixed-Income Funds, the Underlying Money Market Fund, and the Underlying Forward Funds. For information about securities in which the Underlying Funds and the Underlying Forward Funds may invest, please see the “Principal Investment Strategy & Goal” section of each Underlying Fund in this Prospectus and the corresponding section contained in the prospectus for the Underlying Forward Funds. To see the current allocation, which is updated quarterly, please visit www.accessor.com. However, the Fund’s portfolio manager reserves the right to have the Fund’s assets reallocated between asset classes in their ranges provided below. The Fund may enter into repurchase agreements collateralized by the U.S. Government or agency securities. The Fund uses a conservative asset allocation strategy and is designed to provide income for investors with a low risk tolerance and a 1-3 year investment time horizon.

	ASSET ALLOCATION RANGE
FUNDS+	MINIMUM	MAXIMUM

Underlying Equity Funds	0.00%	10.00%
Accessor Growth	0.00%	5.00%
Accessor International Equity	0.00%	5.00%
Accessor Small to Mid Cap	0.00%	5.00%
Accessor Value	0.00%	5.00%

Underlying Alternatives Fund	0.00%	25.00%
Accessor Frontier Markets	0.00%	10.00%
Accessor Strategic Alternatives*	0.00%	15.00%

Underlying Fixed-Income Funds	50.00%	95.00%
Accessor High Yield Bond	10.00%	40.00%
Accessor Investment Grade Fixed-Income	10.00%	60.00%
Accessor Mortgage Securities	10.00%	50.00%

Underlying Money Market Fund/Cash**	5.00%	40.00%
Accessor U.S. Government Money***	5.00%	40.00%

Underlying Forward Fund*	0.00%	10.00%
Forward International Fixed Income Fund	0.00%	10.00%

+ The Fund invests in Z Class shares of the Underlying Funds or Institutional Class shares of the Underlying Forward Funds.

* The Accessor Strategic Alternatives Fund and the Forward International Fixed Income Fund are offered through separate prospectuses.

** Includes investments in repurchase agreements collateralized by U.S. government or agency securities and short-term cash.

*** Investments in the U.S. Government Money Fund are not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. The U.S. Government Money Fund’s goal is to preserve the value of your investment at $1.00 per share. However, it is possible to lose money by investing in the U.S. Government Money Fund.

Principal Investment Risks The following risks are principal risks of the Fund or an underlying fund in which the Fund may invest. For additional information regarding the risks of investing in the Fund, please see the “Summary of Principal Risks” section.

Allocation Risk

Debt Securities Risk

Derivatives Risk

Government Sponsored Enterprises (“GSE”) Risk

Investment in Other Investment Companies Risk

Liquidity Risk

Lower Rated Debt Securities Risk

Management Risk

Market Risk

Mortgage-related and Other Asset-backed Securities Risk

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the Fund.

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Performance The bar chart and table shown illustrate the risks of investing in the Fund by showing the changes of the Fund’s performance from year to year. The bar chart shows the performance of the Fund’s C Class shares, which excludes the CDSC applicable to C Class shares. If the CDSC had been included, the returns would have been lower. The table compares the Fund’s A Class and C Class shares’ average annual total returns to those of a market index over time. These returns include the Fund’s C Class shares’ CDSC and the A Class shares’ applicable sales loads. All returns assume re-investment of dividends and distributions. All of the Fund’s share classes invest in the same portfolio of securities. Performance of each share class will vary from the performance of the Fund’s other share classes due to differences in charges and expenses. As with all mutual funds, how the Fund has performed in the past (before and after taxes) is not an indication of how it will perform in the future. Forward Management became the Fund’s investment advisor on September 1, 2008. The chart and table reflect results achieved by the previous investment advisor for the periods prior to that date.

INCOME ALLOCATION FUND ANNUAL RETURNS – C CLASS

(BAR CHART) 2003 3.62% 2004 1.77% 2005 1.39% 2006 3.31% 2007 2.07% 2008 -7.68%	C CLASS SHARES
YEAR-TO-DATE 1.32% AS OF 03/31/09
BEST QUARTER 1.93% 06/30/03
WORST QUARTER -3.09% 09/30/08

AVERAGE ANNUAL TOTAL RETURNS

FOR THE PERIODS ENDED 12/31/08	INCEPTION DATE	1 YEAR	5 YEARS	SINCE INCEPTION

A Class returns before taxes (with maximum sales charge)	09/29/03	-11.44%	-0.14%	0.04%
C Class returns before taxes (with CDSC)	12/30/02	-8.56%	0.09%	0.66%
C Class returns after taxes on distributions (with CDSC)	12/30/02	-9.93%	-1.19%	-0.57%
C Class returns after taxes on distributions & sale of Fund shares (with CDSC)	12/30/02	5.54%	-0.62%	-0.11%
Barclays Capital U.S. Aggregate Bond Index[1]	N/A	5.24%	4.65%	N/A

After-tax returns shown in the table are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans and individual retirement accounts.

[1]

The Barclays Capital U.S. Aggregate Bond Index represents securities that are U.S. domestic, taxable, and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. These major sectors are subdivided into more specific indices that are calculated and reported on a regular basis. Investors cannot invest in an index. Returns of the index do not reflect any deduction for fees, expenses or taxes. Prior to November 1, 2008 this index was published by Lehman Brothers. See Appendix for additional information about this index.

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ALLOCATION FUND INCOME & GROWTH ALLOCATION FUND DETAILS

Investment Objective The Accessor Income & Growth Allocation Fund seeks high current income and some potential capital appreciation. The investment objective of the Fund is not fundamental and may be changed without shareholder approval by the Board of Trustees of the Fund.

Principal Investment Strategy & Goal The Fund generally invests in a combination of the Underlying Equity Funds, the Underlying Fixed-Income Funds, the Underlying Alternatives Funds, the Underlying Money Market Fund, and the Underlying Forward Funds. For information about securities in which the Underlying Funds and the Underlying Forward Funds may invest, please see the “Principal Investment Strategy & Goal” section of each Underlying Fund in this Prospectus and the corresponding section contained in the prospectus for the Underlying Forward Funds. To see the current allocation, which is updated quarterly, please visit www.accessor.com. However, the Fund’s portfolio manager reserves the right to have the Fund’s assets reallocated between asset classes in their ranges provided below. The Fund may enter into repurchase agreements collateralized by the U.S. Government or agency securities. The Fund uses a somewhat conservative asset allocation strategy and is designed to provide income and some capital appreciation for investors with a low risk tolerance and a 3-5 year investment time horizon.

	ASSET ALLOCATION RANGE
FUNDS+	MINIMUM	MAXIMUM

Underlying Equity Funds	15.00%	40.00%
Accessor Growth	0.00%	20.00%
Accessor International Equity	0.00%	15.00%
Accessor Small to Mid Cap	0.00%	10.00%
Accessor Value	0.00%	20.00%

Underlying Alternatives Fund	0.00%	25.00%
Accessor Frontier Markets	0.00%	15.00%
Accessor Strategic Alternatives*	0.00%	15.00%

Underlying Fixed-Income Funds	25.00%	80.00%
Accessor High Yield Bond	5.00%	30.00%
Accessor Investment Grade Fixed-Income	5.00%	40.00%
Accessor Mortgage Securities	5.00%	40.00%

Underlying Money Market Fund/Cash**	0.00%	35.00%
Accessor U.S. Government Money***	0.00%	35.00%

Underlying Forward Funds*	0.00%	30.00%
Forward Emerging Markets Fund	0.00%	10.00%
Forward International Fixed Income Fund	0.00%	10.00%
Forward Legato Fund	0.00%	10.00%

+ The Fund invests in Z Class shares of the Underlying Funds or Institutional Class shares of the Underlying Forward Funds.

* The Accessor Strategic Alternatives Fund, the Forward Emerging Markets Fund, the Forward International Fixed Income Fund and the Forward Legato Fund are offered through separate prospectuses.

** Includes investments in repurchase agreements collateralized by U.S. government or agency securities and short-term cash.

*** Investments in the U.S. Government Money Fund are not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. The U.S. Government Money Fund’s goal is to preserve the value of your investment at $1.00 per share. However, it is possible to lose money by investing in the U.S. Government Money Fund.

Principal Investment Risks The following risks are principal risks of the Fund or an underlying fund in which the Fund may invest. For additional information regarding the risks of investing in the Fund, please see the “Summary of Principal Risks” section.

Allocation Risk

Debt Securities Risk

Derivatives Risk

Equity Securities Risk

Foreign Securities Risk

Government Sponsored Enterprises (“GSE”) Risk

Investments in Other Investment Companies Risk

Liquidity Risk

Lower Rated Debt Securities Risk

Management Risk

Market Risk

Mortgage-related and Other Asset-backed Securities Risk

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the Fund.

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Performance The bar chart and table shown illustrate the risks of investing in the Fund by showing the changes of the Fund’s performance from year to year. The bar chart shows the performance of the Fund’s C Class shares, which excludes the CDSC applicable to C Class shares. If the CDSC had been included, the returns would have been lower. The table compares the Fund’s A Class and C Class shares’ average annual total returns to those of a market index over time. These returns include the Fund’s C Class shares’ CDSC and the A Class shares’ applicable sales loads. All returns assume re-investment of dividends and distributions. All of the Fund’s share classes invest in the same portfolio of securities. Performance of each share class will vary from the performance of the Fund’s other share classes due to differences in charges and expenses. As with all mutual funds, how the Fund has performed in the past (before and after taxes) is not an indication of how it will perform in the future. Forward Management became the Fund’s investment advisor on September 1, 2008. The chart and table reflect results achieved by the previous investment advisor for the periods prior to that date.

INCOME & GROWTH ALLOCATION FUND ANNUAL RETURNS – C CLASS

(BAR CHART) 2003 12.42% 2004 5.32% 2005 3.29% 2006 7.22% 2007 3.02% 2008 -19.38%	C CLASS SHARES
YEAR-TO-DATE -3.72% AS OF 03/31/09
BEST QUARTER 6.68% 06/30/03
WORST QUARTER -7.85% 12/31/08

AVERAGE ANNUAL TOTAL RETURNS

FOR THE PERIODS ENDED 12/31/08	INCEPTION DATE	1 YEAR	5 YEARS	SINCE INCEPTION

A Class returns before taxes (with maximum sales charge)	09/29/03	-23.53%	-1.16%	-0.28%
C Class returns before taxes (with CDSC)	12/30/02	-20.15%	-0.63%	1.44%
C Class returns after taxes on distributions (with CDSC)	12/30/02	-21.06%	-1.52%	0.56%
C Class returns after taxes on distributions & sale of Fund shares (with CDSC)	12/30/02	-12.92%	-0.97%	0.78%
Barclays Capital U.S. Aggregate Bond Index[1]	N/A	5.24%	4.65%	N/A
S&P 500[2]	N/A	-37.00%	-2.19%	N/A
Composite Index[3]	N/A	-9.19%	2.74%	N/A

After-tax returns shown in the table are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans and individual retirement accounts.

[1]

The Barclays Capital U.S. Aggregate Bond Index represents securities that are U.S. domestic, taxable, and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. These major sectors are subdivided into more specific indices that are calculated and reported on a regular basis.

[2]	The S&P 500 is an unmanaged index of 500 common stocks chosen to reflect the industries in the U.S. economy.

[3]	The Composite is a hypothetical index constructed by Forward Management, which consists of 70% Barclays Capital U.S. Aggregate Bond Index and 30% S&P 500 Index.

Investors cannot invest in an index. Returns of the index do not reflect any deduction for fees, expenses or taxes. Prior to November 1, 2008 this index was published by Lehman Brothers. See Appendix for additional information about these indices.

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ALLOCATION FUND BALANCED ALLOCATION FUND DETAILS

Investment Objective The Accessor Balanced Allocation Fund seeks moderate current income and some potential capital appreciation. The investment objective of the Fund is not fundamental and may be changed without shareholder approval by the Board of Trustees of the Fund.

Principal Investment Strategy & Goal The Fund generally invests in a combination of the Underlying Equity Funds, the Underlying Fixed-Income Funds, the Underlying Alternatives Funds, the Underlying Money Market Fund, and the Underlying Forward Funds. For information about securities in which the Underlying Funds or the Underlying Forward Funds may invest, please see the “Principal Investment Strategy & Goal” section of each Underlying Fund in this Prospectus and the corresponding section of the prospectus for the Underlying Forward Funds. To see the current allocation, which is updated quarterly, please visit www.accessor.com. However, the Fund’s portfolio manager reserves the right to have the Fund’s assets reallocated between asset classes in their ranges provided below. The Fund may enter into repurchase agreements collateralized by the U.S. Government or agency securities. At all times the Fund intends to maintain at least 40% in Underlying Equity Funds including equity Underlying Forward Funds and at least 25% in Underlying Fixed-Income Funds including fixed-income Underlying Forward Funds. The Fund uses a moderate asset allocation strategy and is designed to provide a balanced mix of current income and capital appreciation to investors with a moderate risk tolerance and a 5-10 year investment time horizon.

	ASSET ALLOCATION RANGE
FUNDS+	MINIMUM	MAXIMUM

Underlying Equity Funds	25.00%	60.00%
Accessor Growth	5.00%	25.00%
Accessor International Equity	0.00%	20.00%
Accessor Small to Mid Cap	0.00%	15.00%
Accessor Value	5.00%	25.00%

Underlying Alternatives Fund	0.00%	25.00%
Accessor Frontier Markets	0.00%	15.00%
Accessor Strategic Alternatives*	0.00%	20.00%

Underlying Fixed-Income Funds	25.00%	60.00%
Accessor High Yield Bond	0.00%	25.00%
Accessor Investment Grade Fixed-Income	0.00%	30.00%
Accessor Mortgage Securities	0.00%	15.00%

Underlying Money Market Fund/Cash**	0.00%	25.00%
Accessor U.S. Government Money***	0.00%	25.00%

Underlying Forward Funds*	0.00%	30.00%
Forward Emerging Markets Fund	0.00%	10.00%
Forward International Fixed Income Fund	0.00%	10.00%
Forward Legato Fund	0.00%	10.00%

+ The Fund invests in Z Class shares of the Underlying Funds or Institutional Class shares of the Underlying Forward Funds.

* The Accessor Strategic Alternatives Fund, the Forward Emerging Markets Fund (an equity fund), the Forward International Fixed Income Fund and the Forward Legato Fund (an equity fund) are offered through separate prospectuses.

** Includes investments in repurchase agreements collateralized by U.S. government or agency securities and short-term cash.

*** Investments in the U.S. Government Money Fund are not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. The U.S. Government Money Fund’s goal is to preserve the value of your investment at $1.00 per share. However, it is possible to lose money by investing in the U.S. Government Money Fund.

Principal Investment Risks The following risks are principal risks of the Fund or an underlying fund in which the Fund may invest. For additional information regarding the risks of investing in the Fund, please see the “Summary of Principal Risks” section.

Allocation Risk

Debt Securities Risk

Derivatives Risk

Equity Securities Risk Foreign Securities Risk
Government Sponsored Enterprises (“GSE”) Risk Investments in Other Investment Companies Risk Liquidity Risk Lower Rated Debt Securities Risk Management Risk Market Risk

Mortgage-related and Other Asset-backed Securities Risk

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the Fund.

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Performance The bar chart and table shown illustrate the risks of investing in the Fund by showing the changes of the Fund’s performance from year to year. The bar chart shows the performance of the Fund’s C Class shares, which excludes the CDSC applicable to C Class shares. If the CDSC had been included, the returns would have been lower. The table compares the Fund’s A Class and C Class shares’ average annual total returns to those of a market index over time. These returns include the Fund’s C Class shares’ CDSC and the A Class shares’ applicable sales loads. All returns assume re-investment of dividends and distributions. All of the Fund’s share classes invest in the same portfolio of securities. Performance of each share class will vary from the performance of the Fund’s other share classes due to differences in charges and expenses. As with all mutual funds, how the Fund has performed in the past (before and after taxes) is not an indication of how it will perform in the future. Forward Management became the Fund’s investment advisor on September 1, 2008. The chart and table reflect results achieved by the previous investment advisor for the periods prior to that date.

BALANCED ALLOCATION FUND ANNUAL RETURNS – C CLASS

(BAR CHART) 2003 18.33% 2004 8.01% 2005 4.64% 2006 9.75% 2007 3.49% 2008 -25.49%	C CLASS SHARES
YEAR-TO-DATE -5.96% AS OF 03/31/09
BEST QUARTER 9.64% 06/30/03
WORST QUARTER -11.43% 12/31/08

AVERAGE ANNUAL TOTAL RETURNS

FOR THE PERIODS ENDED 12/31/08	INCEPTION DATE	1 YEAR	5 YEARS	SINCE INCEPTION

A Class returns before taxes (with maximum sales charge)	09/29/03	-29.32%	-1.42%	-0.10%
C Class returns before taxes (with CDSC)	12/30/02	-26.21%	-0.88%	2.10%
C Class returns after taxes on distributions (with CDSC)	12/30/02	-26.89%	-1.53%	1.44%
C Class returns after taxes on distributions & sale of Fund shares (with CDSC)	12/30/02	-16.81%	-1.05%	1.48%
Barclays Capital U.S. Aggregate Bond Index[1]	N/A	5.24%	4.65%	N/A
S&P 500[2]	N/A	-37.00%	-2.19%	N/A
Composite Index[3]	N/A	-17.94%	1.40%	N/A

After-tax returns shown in the table are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans and individual retirement accounts.

[1]

The Barclays Capital U.S. Aggregate Bond Index represents securities that are U.S. domestic, taxable, and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. These major sectors are subdivided into more specific indices that are calculated and reported on a regular basis.

[2]	The S&P 500 is an unmanaged index of 500 common stocks chosen to reflect the industries in the U.S. economy.

[3]	The Composite is a hypothetical index constructed by Forward Management, which consists of 50% Barclays Capital U.S. Aggregate Bond Index and 50% S&P500 Index.

Investors cannot invest in an index. Returns of the index do not reflect any deduction for fees, expenses or taxes. Prior to November 1, 2008 this index was published by Lehman Brothers. See Appendix for additional information about these indices.

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ALLOCATION FUND GROWTH & INCOME ALLOCATION FUND DETAILS

Investment Objective The Accessor Growth & Income Allocation Fund seeks moderate potential capital appreciation and some current income. The investment objective of the Fund is not fundamental and may be changed without shareholder approval by the Board of Trustees of the Fund.

Principal Investment Strategy & Goal The Fund generally invests in a combination of the Underlying Equity Funds, the Underlying Fixed-Income Funds, the Underlying Alternatives Funds, the Underlying Money Market Fund, and the Underlying Forward Funds. For information about securities in which the Underlying Funds and the Underlying Forward Funds may invest, please see the “Principal Investment Strategy & Goal” section of each Underlying Fund in this Prospectus and the corresponding section contained in the prospectus for the Underlying Forward Funds. To see the current allocation, which is updated quarterly, please visit www.accessor.com. However, the Fund’s portfolio manager reserves the right to have the Fund’s assets reallocated between asset classes in their ranges provided below. The Fund may enter into repurchase agreements collateralized by the U.S. Government or agency securities. The Fund uses a moderate asset allocation strategy and is designed to provide a balanced mix of current capital appreciation and current income to investors with a moderate risk tolerance and a 5-10 year investment time horizon.

	ASSET ALLOCATION RANGE
FUNDS+	MINIMUM	MAXIMUM

Underlying Equity Funds	35.00%	70.00%
Accessor Growth	5.00%	30.00%
Accessor International Equity	0.00%	25.00%
Accessor Small to Mid Cap	0.00%	20.00%
Accessor Value	5.00%	30.00%

Underlying Alternatives Fund	0.00%	25.00%
Accessor Frontier Markets	0.00%	15.00%
Accessor Strategic Alternatives*	0.00%	15.00%

Underlying Fixed-Income Funds	10.00%	50.00%
Accessor High Yield Bond	0.00%	20.00%
Accessor Investment Grade Fixed-Income	0.00%	25.00%
Accessor Mortgage Securities	0.00%	25.00%

Underlying Money Market Fund/Cash**	0.00%	20.00%
Accessor U.S. Government Money***	0.00%	20.00%

Underlying Forward Funds*	0.00%	30.00%
Forward Emerging Markets Fund	0.00%	10.00%
Forward International Fixed Income Fund	0.00%	10.00%
Forward Legato Fund	0.00%	10.00%

+ The Fund invests in Z Class shares of the Underlying Funds or Institutional Class shares of the Underlying Forward Funds.

* The Accessor Strategic Alternatives Fund, the Forward Emerging Markets Fund, the Forward International Fixed Income Fund and the Forward Legato Fund are offered through separate prospectuses.

** Includes investments in repurchase agreements collateralized by U.S. government or agency securities and short-term cash.

*** Investments in the U.S. Government Money Fund are not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. The U.S. Government Money Fund’s goal is to preserve the value of your investment at $1.00 per share. However, it is possible to lose money by investing in the U.S. Government Money Fund.

Principal Investment Risks The following risks are principal risks of the Fund or an underlying fund in which the Fund may invest. For additional information regarding the risks of investing in the Fund, please see the “Summary of Principal Risks.” section.

Allocation Risk

Debt Securities Risk
Derivatives Risk

Equity Securities Risk Foreign Securities Risk
Investments in Other Investment Companies Risk Liquidity Risk Lower Rated Debt Securities Risk Management Risk Market Risk Small to Mid Cap Company Risk

Tax Risk

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the Fund.

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Performance The bar chart and table shown illustrate the risks of investing in the Fund by showing the changes of the Fund’s performance from year to year. The bar chart shows the performance of the Fund’s C Class shares, which excludes the CDSC applicable to C Class shares. If the CDSC had been included, the returns would have been lower. The table compares the Fund’s A Class and C Class shares’ average annual total returns to those of a market index over time. These returns include the Fund’s C Class shares’ CDSC and the A Class shares’ applicable sales loads. All returns assume re-investment of dividends and distributions. All of the Fund’s share classes invest in the same portfolio of securities. Performance of each share class will vary from the performance of the Fund’s other share classes due to differences in charges and expenses. As with all mutual funds, how the Fund has performed in the past (before and after taxes) is not an indication of how it will perform in the future. Forward Management became the Fund’s investment advisor on September 1, 2008. The chart and table reflect results achieved by the previous investment advisor for the periods prior to that date.

GROWTH & INCOME ALLOCATION FUND ANNUAL RETURNS – C CLASS

(BAR CHART) 2003 20.95% 2004 9.12% 2005 5.32% 2006 10.88% 2007 3.60% 2008 -29.86%	C CLASS SHARES
YEAR-TO-DATE -7.67% AS OF 03/31/09
BEST QUARTER 11.20% 06/30/03
WORST QUARTER -14.23% 12/31/08

AVERAGE ANNUAL TOTAL RETURNS

FOR THE PERIODS ENDED 12/31/08	INCEPTION DATE	1 YEAR	5 YEARS	SINCE INCEPTION

A Class returns before taxes (with maximum sales charge)	09/29/03	-33.51%	-2.05%	-0.49%
C Class returns before taxes (with CDSC)	12/30/02	-30.54%	-1.53%	1.93%
C Class returns after taxes on distributions (with CDSC)	12/30/02	-31.19%	-2.09%	1.36%
C Class returns after taxes on distributions & sale of Fund shares (with CDSC)	12/30/02	-19.48%	-1.51%	1.42%
Barclays Capital U.S. Aggregate Bond Index[1]	N/A	5.24%	4.65%	N/A
S&P 500[2]	N/A	-37.00%	-2.19%	N/A
Composite Index[3]	N/A	-22.06%	0.71%	N/A

After-tax returns shown in the table are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans and individual retirement accounts.

[1]

The Barclays Capital U.S. Aggregate Bond Index represents securities that are U.S. domestic, taxable, and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. These major sectors are subdivided into more specific indices that are calculated and reported on a regular basis.

[2]	The S&P 500 is an unmanaged index of 500 common stocks chosen to reflect the industries in the U.S. economy.

[3]	The Composite is a hypothetical index constructed by Forward Management, which consists of 40% Barclays Capital U.S. Aggregate Bond Index and 60% S&P 500 Index.

Investors cannot invest in an index. Returns of the index do not reflect any deduction for fees, expenses or taxes. Prior to November 1, 2008 this index was published by Lehman Brothers. See Appendix for additional information about these indices.

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ALLOCATION FUND GROWTH ALLOCATION FUND DETAILS

Investment Objective The Accessor Growth Allocation Fund seeks high potential capital appreciation and some current income. The investment objective of the Fund is not fundamental and may be changed without shareholder approval by the Board of Trustees of the Fund.

Principal Investment Strategy & Goal The Fund generally invests in a combination of the Underlying Equity Funds, the Underlying Fixed-Income Funds, the Underlying Alternatives Funds, the Underlying Money Market Fund, and the Underlying Forward Funds. For information about securities in which the Underlying Funds and the Underlying Forward Funds may invest, please see the “Principal Investment Strategy & Goal” section of each Underlying Fund in this Prospectus and the corresponding section contained in the prospectus for the Underlying Forward Funds. To see the current allocation, which is updated quarterly, please visit www.accessor.com. However, the Fund’s portfolio manager reserves the right to have the Fund’s assets reallocated between asset classes in their ranges provided below. The Fund may enter into repurchase agreements collateralized by the U.S. Government or agency securities. The Fund uses an aggressive asset allocation strategy and is designed to provide capital appreciation and some current income to investors with a high risk tolerance and an investment time horizon of 10 years or more.

	ASSET ALLOCATION RANGE
FUNDS+	MINIMUM	MAXIMUM

Underlying Equity Funds	50.00%	85.00%
Accessor Growth	10.00%	40.00%
Accessor International Equity	5.00%	35.00%
Accessor Small to Mid Cap	0.00%	25.00%
Accessor Value	10.00%	40.00%

Underlying Alternatives Fund	0.00%	25.00%
Accessor Frontier Markets	0.00%	15.00%
Accessor Strategic Alternatives*	0.00%	15.00%

Underlying Fixed-Income Funds	0.00%	30.00%
Accessor High Yield Bond	0.00%	15.00%
Accessor Investment Grade Fixed-Income	0.00%	15.00%
Accessor Mortgage Securities	0.00%	15.00%

Underlying Money Market Fund/Cash**	0.00%	15.00%
Accessor U.S. Government Money***	0.00%	15.00%

Underlying Forward Funds*	0.00%	30.00%
Forward Emerging Markets Fund	0.00%	10.00%
Forward International Fixed Income Fund	0.00%	10.00%
Forward Legato Fund	0.00%	10.00%

+ The Fund invests in Z Class shares of the Underlying Funds or Institutional Class shares of the Underlying Forward Funds.

* The Accessor Strategic Alternatives Fund, the Forward Emerging Markets Fund, the Forward International Fixed Income Fund and the Forward Legato Fund are offered through separate prospectuses.

** Includes investments in repurchase agreements collateralized by U.S. government or agency securities and short-term cash.

*** Investments in the U.S. Government Money Fund are not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. The U.S. Government Money Fund’s goal is to preserve the value of your investment at $1.00 per share. However, it is possible to lose money by investing in the U.S. Government Money Fund.

Principal Investment Risks The following risks are principal risks of the Fund or an underlying fund in which the Fund may invest. For additional information regarding the risks of investing in the Fund, please see the “Summary of Principal Risks” section.

Allocation Risk

Debt Securities Risk

Depositary Receipt Risk

Derivatives Risk

Emerging and Frontier Markets Risk

Equity Securities Risk

ETF Risk

ETN Risk

Foreign Securities Risk

Investments in Other Investment Companies Risk

Liquidity Risk

Management Risk

Market Risk

Small to Mid Cap Company Risk

Tax Risk

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the Fund.

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Performance The bar chart and table shown illustrate the risks of investing in the Fund by showing the changes of the Fund’s performance from year to year. The bar chart shows the performance of the Fund’s C Class shares, which excludes the CDSC applicable to C Class shares. If the CDSC had been included, the returns would have been lower. The table compares the Fund’s A Class and C Class shares’ average annual total returns to those of a market index over time. These returns include the Fund’s C Class shares’ CDSC and the A Class shares’ applicable sales loads. All returns assume re-investment of dividends and distributions. All of the Fund’s share classes invest in the same portfolio of securities. Performance of each share class will vary from the performance of the Fund’s other share classes due to differences in charges and expenses. As with all mutual funds, how the Fund has performed in the past (before and after taxes) is not an indication of how it will perform in the future. Forward Management became the Fund’s investment advisor on September 1, 2008. The chart and table reflect results achieved by the previous investment advisor for the periods prior to that date.

GROWTH ALLOCATION FUND ANNUAL RETURNS – C CLASS

(BAR CHART) 2003 27.04% 2004 11.67% 2005 6.64% 2006 13.15% 2007 4.18% 2008 -35.66%	C CLASS SHARES
YEAR-TO-DATE -9.98% AS OF 03/31/09
BEST QUARTER 14.29% 06/30/03
WORST QUARTER -18.27% 12/31/08

AVERAGE ANNUAL TOTAL RETURNS

FOR THE PERIODS ENDED 12/31/08	INCEPTION DATE	1 YEAR	5 YEARS	SINCE INCEPTION

A Class returns before taxes (with maximum sales charge)	09/29/03	-38.97%	-2.53%	-0.51%
C Class returns before taxes (with CDSC)	12/30/02	-36.28%	-2.02%	2.36%
C Class returns after taxes on distributions (with CDSC)	12/30/02	-36.74%	-2.34%	2.03%
C Class returns after taxes on distributions & sale of Fund shares (with CDSC)	12/30/02	-23.14%	-1.78%	1.90%
Barclays Capital U.S. Aggregate Bond Index[1]	N/A	5.24%	4.65%	N/A
S&P 500[2]	N/A	-37.00%	-2.19%	N/A
Composite Index[3]	N/A	-29.83%	-0.71%	N/A

After-tax returns shown in the table are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans and individual retirement accounts.

[1]

The Barclays Capital U.S. Aggregate Bond Index represents securities that are U.S. domestic, taxable, and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. These major sectors are subdivided into more specific indices that are calculated and reported on a regular basis.

[2]	The S&P 500 is an unmanaged index of 500 common stocks chosen to reflect the industries in the U.S. economy.

[3]	The Composite is a hypothetical index constructed by Forward Management, which consists of 20% Barclays Capital U.S. Aggregate Bond Index and 80% S&P 500 Index.

Investors cannot invest in an index. Returns of the index do not reflect any deduction for fees, expenses or taxes. Prior to November 1, 2008 this index was published by Lehman Brothers. See Appendix for additional information about these indices.

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ALLOCATION FUND AGGRESSIVE GROWTH ALLOCATION FUND DETAILS

Investment Objective The Accessor Aggressive Growth Allocation Fund seeks high potential capital appreciation. The investment objective of the Fund is not fundamental and may be changed without shareholder approval by the Board of Trustees of the Fund.

Principal Investment Strategy & Goal The Fund generally invests in a combination of the Underlying Equity Funds, the Underlying Alternatives Funds, the Underlying Money Market Fund the Underlying Forward Funds, and the Underlying Fixed-Income Funds. For information about securities in which the Underlying Funds or the Underlying Forward Funds may invest, please see the “Principal Investment Strategy & Goal” section of each Underlying Fund in this Prospectus and the corresponding section of the prospectus for the Underlying Forward Funds. To see the current allocation, which is updated quarterly, please visit www.accessor.com. However, the Fund’s portfolio manager reserves the right to have the Fund’s assets reallocated between asset classes in their ranges provided below. The Fund may enter into repurchase agreements collateralized by the U.S. Government or agency securities. The Fund uses a very aggressive asset allocation strategy and is designed to provide capital appreciation to investors with a very high risk tolerance and an investment time horizon of 10 years or more.

	ASSET ALLOCATION RANGE
FUNDS+	MINIMUM	MAXIMUM

Underlying Equity Funds	70.00%	100.00%
Accessor Growth	10.00%	40.00%
Accessor International Equity	5.00%	40.00%
Accessor Small to Mid Cap	10.00%	25.00%
Accessor Value	10.00%	40.00%

Underlying Alternatives Fund	0.00%	25.00%
Accessor Frontier Markets	0.00%	15.00%
Accessor Strategic Alternatives*	0.00%	15.00%

Underlying Fixed-Income Funds	0.00%	15.00%
Accessor High Yield Bond	0.00%	10.00%
Accessor Investment Grade Fixed-Income	0.00%	5.00%
Accessor Mortgage Securities	0.00%	5.00%

Underlying Money Market Fund/Cash**	0.00%	5.00%
Accessor U.S. Government Money***	0.00%	5.00%

Underlying Forward Funds*	0.00%	20.00%
Forward Emerging Markets Fund	0.00%	10.00%
Forward Legato Fund	0.00%	10.00%

+ The Fund invests in Z Class shares of the Underlying Funds or Institutional Class shares of the Underlying Forward Funds.

* The Accessor Strategic Alternatives Fund, the Forward Emerging Markets Fund and the Forward Legato Fund are offered through separate prospectuses.

** Includes investments in repurchase agreements collateralized by U.S. government or agency securities and short-term cash.

*** Investments in the U.S. Government Money Fund are not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. The U.S. Government Money Fund’s goal is to preserve the value of your investment at $1.00 per share. However, it is possible to lose money by investing in the U.S. Government Money Fund.

Principal Investment Risks The following risks are principal risks of the Fund or an underlying fund in which the Fund may invest. For additional information regarding the risks of investing in the Fund, please see the “Summary of Principal Risks” section.

Allocation Risk

Depositary Receipt Risk

Derivatives Risk

ETF Risk

ETN Risk

Equity Securities Risk

Foreign Securities Risk

Investments in Other Investment Companies Risk

Management Risk

Market Risk

Small to Mid Cap Company Risk

Tax Risk

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the Fund.

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Performance The bar chart and table shown illustrate the risks of investing in the Fund by showing the changes of the Fund’s performance from year to year. The bar chart shows the performance of the Fund’s C Class shares, which excludes the CDSC applicable to C Class shares. If the CDSC had been included, the returns would have been lower. The table compares the Fund’s A Class and C Class shares’ average annual total returns to those of a market index over time. These returns include the Fund’s C Class shares’ CDSC and the A Class shares’ applicable sales loads. All returns assume re-investment of dividends and distributions. All of the Fund’s share classes invest in the same portfolio of securities. Performance of each share class will vary from the performance of the Fund’s other share classes due to differences in charges and expenses. As with all mutual funds, how the Fund has performed in the past (before and after taxes) is not an indication of how it will perform in the future. Forward Management became the Fund’s investment advisor on September 1, 2008. The chart and table reflect results achieved by the previous investment advisor for the periods prior to that date.

AGGRESSIVE GROWTH ALLOCATION FUND ANNUAL RETURNS – C CLASS

(BAR CHART) 2003 29.48% 2004 13.38% 2005 7.80% 2006 14.79% 2007 4.69% 2008 -41.05%	C CLASS SHARES
YEAR-TO-DATE -12.43% AS OF 03/31/09
BEST QUARTER 15.93% 06/30/03
WORST QUARTER -22.18% 12/31/08

AVERAGE ANNUAL TOTAL RETURNS

FOR THE PERIODS ENDED 12/31/08	INCEPTION DATE	1 YEAR	5 YEARS	SINCE INCEPTION

A Class returns before taxes (with maximum sales charge)	09/29/03	-44.07%	-3.35%	-1.05%
C Class returns before taxes (with CDSC)	12/30/02	-41.62%	-2.84%	1.97%
C Class returns after taxes on distributions (with CDSC)	12/30/02	-41.96%	-3.03%	1.80%
C Class returns after taxes on distributions & sale of Fund shares (with CDSC)	12/30/02	-26.58%	-2.39%	1.67%
S&P 500[1]	N/A	-37.00%	-2.19%	N/A

After-tax returns shown in the table are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans and individual retirement accounts.

[1]

The S&P 500 is an unmanaged index of 500 common stocks chosen to reflect the industries in the U.S. economy. Investors cannot invest in an index. Returns of the index do not reflect any deduction for fees, expenses or taxes. See Appendix for additional information about this index.

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UNDERLYING FUND FRONTIER MARKETS FUND DETAILS

Investment Objective The Frontier Markets Fund seeks capital growth. The investment objective of the Fund is not fundamental and may be changed without shareholder approval by the Board of Trustees of the Fund.

Principal Investment Strategies The Fund will seek to achieve its objective by investing at least 80% of its assets in securities with exposure to the returns of Frontier Markets. For purposes of this investment policy, “assets” includes not only the amount of the Fund’s net assets attributable to investments directly or indirectly providing investment exposure to the return of Frontier Markets, but also the amount of the Fund’s net assets that are segregated on the Fund’s books and records or being used for collateral, as required by applicable regulatory guidance, or otherwise used to cover such investment exposure. This investment policy and name of the Fund with respect to Frontier Markets may not be changed unless Fund shareholders are notified at least 60 days in advance of the proposed change. The term “Frontier Markets” is often used to describe the markets of smaller, less accessible, but still investable, countries of the developing world. For the purposes of the Fund, “Frontier Markets” will include countries identified in the Morgan Stanley Capital InternationalSM (“MSCI”) Frontier Emerging Markets Index or, if investment in securities with exposure to countries identified in the MSCI Frontier Emerging Markets Index is not feasible, then other emerging market countries with similar characteristics.

The primary benchmark for the Fund will be the MSCI Frontier Markets Index (the “Benchmark”). See Appendix for additional information about the benchmark.

Forward Management employs an index-like approach to constructing the Fund’s portfolio. Forward Management seeks exposure to Frontier Markets by attempting to approximate the country and industry allocations of the Benchmark and will primarily invest directly or indirectly in swaps, P-notes, warrants, structured notes, futures and options (collectively, “Structured Products”), exchange traded funds (“ETFs”), exchange traded notes (“ETNs”), depositary receipts (including, but not limited to, American Depositary Receipts, European Depositary Receipts, Global Depositary Receipts, Russian Depositary Certificates, Philippine Depositary Receipts and Brazilian Depositary Receipts), and securities of companies in Frontier Market countries. The Fund may invest directly in such securities and financial instruments and/or indirectly by investing in shares of other investment companies. Where exposure to Frontier Markets is not feasible, Forward Management will invest in securities with exposure to emerging markets.

To the extent that the Structured Products used by the Fund have economic characteristics similar to frontier market countries, they will be counted toward the 80% policy described above. The Fund may also invest in futures based on country indexes, industries and sectors, individual stocks and currencies, and in currency futures and forward contracts. Although Forward Management may seek to use Structured Products to achieve the Fund’s investment objective, no assurance can be given that the use of Structured Products will achieve this result or that Structured Products will be available or fully developed in the frontier market countries in which the Fund may invest.

Due to potential difficulties regarding accessibility in some markets, the Fund’s actual holdings may deviate from the Benchmark. Forward Management will seek to minimize deviations whenever possible. When determining investment decisions, Forward Management will first attempt to approximate the country and sector allocations of the Benchmark. In instances when this is not feasible, Forward Management will attempt to maximize the Fund’s overall exposure to Frontier Markets and lastly will seek exposure to emerging markets.

Principal Investment Risks The following risks are principal risks of the Fund or another investment company in which the Fund may invest. For additional information regarding the risks of investing in the Fund, please see the “Summary of Principal Risks” section.

Allocation Risk

Depositary Receipt Risk

Derivatives Risk

Emerging and Frontier Markets Risk

ETF Risk

ETN Risk

Foreign Securities Risk

Government Sponsored Enterprises (“GSE”) Risk

Investments in Other Investment Companies Risk

Liquidity Risk

Management Risk

Market Risk

Non-Diversified Risk

No Operating History Risk

Small to Mid Cap Company Risk

Tax Risk

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the Fund.

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Performance Because the Frontier Markets Fund commenced investment operations on December 31, 2008, it does not have one year of performance and no Fund performance information is presented.

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UNDERLYING FUND GROWTH FUND DETAILS

Investment Objective The Growth Fund seeks capital growth.

Principal Investment Strategies The Fund seeks to achieve its objective by investing principally in U.S. common and preferred stocks, securities convertible into common stocks, and rights and warrants. The Fund invests primarily in stocks of companies that Smith Asset Management Group, LP (“Smith Group”), the Fund’s Money Manager, selects for their potential contribution to the long-term growth of capital, utilizing Smith Group’s bottom-up stock selection process, while maintaining an overall risk level similar to that of the Fund’s benchmark, the S&P 500/Citigroup Growth Index. See Appendix for additional information about the index.

The primary emphasis of Smith Group’s stock selection process is on bottom-up stock selection. Excess returns are derived from two sources. First, all stocks must pass through a valuation screen designed to eliminate all companies trading above their historical relative price/earnings ratio. Secondly, stocks passing this screen are evaluated on the basis of their ability to produce improved earnings quality and report earnings above expectations.

Smith Group’s large cap core/growth investment process is best described as a core approach. Smith Group buys companies that are undervalued according to a number of commonly accepted value measures, but have improving business fundamentals. Smith Group believes that the best evidence that fundamentals are improving is that a company reports earnings that are better than expected, and

MARKET CAPITALIZATION: The Growth Fund generally invests in companies with market capitalizations within the range of the market capitalizations of the companies included in the S&P 500 Index. As of March 31, 2009, the market capitalization of the S&P 500 Index ranged from $360 million for the smallest company to $337 billion for the largest company.

that it follows through with a pattern of these positive earnings surprises. During the period in which a company is reporting a series of positive earnings surprises it is generally experiencing rapidly accelerating earnings growth that is above the company’s historic growth rate. Smith Group has developed a process of combining traditional fundamental research, behavioral finance, and the latest technological tools in order to find companies with hidden fundamental business improvement. Smith Group uses this process as a way of finding the undervalued companies that have a catalyst for unlocking their value, providing a balance within the portfolio to exposures to valuation and growth.

Principal Investment Risks The principal risks of investing in the Fund are listed below. For additional information regarding the risks of investing in the Fund, please see the “Summary of Principal Risks” section.

Equity Securities Risk
Derivatives Risk

Growth Stocks Risk

Management Risk

Market Risk

Portfolio Turnover Risk

Small to Mid Cap Company Risk

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the Fund.

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Performance The bar chart and table shown illustrate the risks of investing in the Fund by showing the changes of the Fund’s performance from year to year. The bar chart shows the performance of the Fund’s C Class shares, which excludes the CDSC applicable to C Class shares. If the CDSC had been included, the returns would have been lower. The table compares the Fund’s A Class and C Class shares’ average annual total returns to those of a market index over time. These returns include the Fund’s C Class shares’ CDSC and the A Class shares’ applicable sales loads. All returns assume re-investment of dividends and distributions. All of the Fund’s share classes invest in the same portfolio of securities. Performance of each share class will vary from the performance of the Fund’s other share classes due to differences in charges and expenses. As with all mutual funds, how the Fund has performed in the past (before and after taxes) is not an indication of how it will perform in the future. Forward Management became the Fund’s investment advisor on September 1, 2008, and the Fund’s current Money Manager began managing the Fund on September 21, 2007. The chart and table reflect results achieved by the previous investment advisor and Money Managers for the periods prior to those dates.

GROWTH FUND ANNUAL RETURNS – C CLASS

(BAR CHART) 2003 20.72% 2004 10.40% 2005 5.43% 2006 5.48% 2007 4.81% 2008 -34.91%	C CLASS SHARES
YEAR-TO-DATE -7.45% AS OF 03/31/09
BEST QUARTER 9.48% 12/31/03
WORST QUARTER -19.93% 12/31/08

AVERAGE ANNUAL TOTAL RETURNS

FOR THE PERIODS ENDED 12/31/08	INCEPTION DATE	1 YEAR	5 YEARS	SINCE INCEPTION

A Class returns before taxes (with maximum sales charge)	09/29/03	-38.27%	-4.00%	-2.38%
C Class returns before taxes (with CDSC)	12/30/02	-35.56%	-3.48%	0.13%
C Class returns after taxes on distributions (with CDSC)	12/30/02	-35.56%	-3.48%	0.13%
C Class returns after taxes on distributions & sale of Fund shares (with CDSC)	12/30/02	-23.12%	-2.93%	0.11%
S&P 500/Citigroup Growth Index[1]	N/A	-34.92%	-3.13%	N/A

After-tax returns shown in the table are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans and individual retirement accounts.

[1]

The S&P 500/Citigroup Growth Index (formerly the S&P 500/Barra Growth Index) is an unmanaged index of growth stocks in the S&P 500. Large capitalization growth stocks are the stocks within the S&P 500 that generally have high expected earnings growth and higher than average price-to-book ratios. Investors cannot invest in an index. Returns of the index do not reflect any deduction for fees, expenses or taxes. See Appendix for additional information about this index.

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UNDERLYING FUND HIGH YIELD BOND FUND DETAILS

Investment Objective The High Yield Bond Fund seeks high current income.

Principal Investment Strategies The Fund invests in debt securities, which include corporate bonds. Under normal conditions, the Fund will invest at least 80% of its assets in lower-rated, high yield corporate bonds commonly referred to as “junk bonds.” This investment policy and the name of the Fund may not be changed unless Fund shareholders are notified at least 60 days in advance of the proposed change. High yield debt securities are those rated lower than BBB by Standard & Poor’s Corporation (“S&P”) or lower than Baa by Moody’s Investors Services, Inc. (“Moody’s”), or unrated securities judged to be of comparable quality by the Money Manager. The Fund will normally invest in securities that, at the time of initial investment, are rated lower than BBB and higher than CC+ by S&P or rated lower than Baa3 and higher than Ca by Moody’s. The Fund will normally seek an aggregate dollar-weighted average portfolio duration that does not vary outside of a band of plus or minus 20% from that of the Fund’s benchmark, the Merrill Lynch U.S. High Yield Master II Index. See Appendix for additional information about the index. The Money Manager will attempt to exceed the total return performance of the Merrill Lynch U.S. High Yield Master II Index. The Fund may also invest in dollar denominated, non-investment grade bonds of foreign issuers that, at the time of initial investment, are rated lower than BBB and higher than CC+ by S&P or rated lower than Baa3 and higher than Ca by Moody’s. The Money Manager may invest in unrated securities of domestic or foreign issuers that the Money Manager determines to be of comparable quality. The Fund may also invest in preferred stocks, convertible securities, and non-income producing high yield bonds,

DURATION: One of the fundamental tools used by money managers in security selection, is a measure of the price sensitivity of a debt security or a portfolio of debt securities to relative changes in interest rates. For instance, a duration of “three” means that a portfolio’s or security’s price would be expected to decrease by approximately 3% with a 1% increase in interest rates (assuming a parallel shift in the yield curve). As of March 31, 2009, the Merrill Lynch U.S. High Yield Master II Index duration was 3.82 years, although the duration will likely vary in the future.

such as zero coupon bonds, which pay interest only at maturity, or payment-in-kind bonds, which pay interest in the form of additional securities. The Fund may utilize options on U.S. Government securities, interest rate futures contracts and options on interest rate futures contracts to reduce certain risks of its investments and attempt to enhance income, but not for speculation.

First Western Investment Management, Inc. (“First Western”), the Fund’s Money Manager, selects debt securities on a company-by-company basis, emphasizing fundamental research and a long-term investment horizon. Investment selections will be based on fundamental economic, market and other factors leading to variation by sector, maturity, quality and such other criteria appropriate to meet the Fund’s objective. Their analysis focuses on the nature of a company’s business, its strategy, and the quality of its management. Based on this analysis, First Western looks primarily for companies whose prospects are stable or improving, and whose bonds offer an attractive yield. Companies with improving prospects are normally more attractive, in the opinion of First Western, because they offer better assurance of debt repayment.

Principal Investment Risks The principal risks of investing in the Fund are listed below. For additional information regarding the risks of investing in the Fund, please see the “Summary of Principal Risks” section.

Debt Securities Risk
Derivatives Risk

Foreign Securities Risk

Liquidity Risk

Lower Rated Debt Securities Risk

Management Risk

Market Risk

Portfolio Turnover Risk

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the Fund.

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Performance The bar chart and table shown illustrate the risks of investing in the Fund by showing the changes of the Fund’s performance from year to year. The bar chart shows the performance of the Fund’s C Class shares, which excludes the CDSC applicable to C Class shares. If the CDSC had been included, the returns would have been lower. The table compares the Fund’s A Class and C Class shares’ average annual total returns to those of a market index over time. These returns include the Fund’s C Class shares’ CDSC and the A Class shares’ applicable sales loads. All returns assume re-investment of dividends and distributions. All of the Fund’s share classes invest in the same portfolio of securities. Performance of each share class will vary from the performance of the Fund’s other share classes due to differences in charges and expenses. As with all mutual funds, how the Fund has performed in the past (before and after taxes) is not an indication of how it will perform in the future. Forward Management became the Fund’s investment advisor on September 1, 2008. The chart and table reflect results achieved by the previous investment advisor for the periods before that date. Effective June 1, 2008, the Fund’s current Money Manager acquired the former Money Manager, Financial Management Advisors, LLC, portfolio managers of which continue to manage the Fund (since inception). The chart and tables reflect results achieved by Financial Management Advisors, LLC for periods prior to June 1, 2008.

HIGH YIELD BOND FUND ANNUAL RETURNS – C CLASS

(BAR CHART) 2003 22.95% 2004 8.39% 2005 1.29% 2006 9.65% 2007 1.17% 2008 -22.97%	C CLASS SHARES
YEAR-TO-DATE 6.12% AS OF 03/31/09
BEST QUARTER 8.27% 06/30/03
WORST QUARTER -14.83% 12/31/08

AVERAGE ANNUAL TOTAL RETURNS

FOR THE PERIODS ENDED 12/31/08	INCEPTION DATE	1 YEAR	5 YEARS	SINCE INCEPTION

A Class returns before taxes (with maximum sales charge)	09/29/03	-26.06%	-1.48%	-0.32%
C Class returns before taxes (with CDSC)	12/30/02	-23.69%	-1.27%	2.41%
C Class returns after taxes on distributions (with CDSC)	12/30/02	-25.69%	-3.60%	-0.08%
C Class returns after taxes on distributions & sale of Fund shares (with CDSC)	12/30/02	-15.18%	-2.21%	0.78%
Merrill Lynch U.S. High Yield Master II Index[1]	N/A	-26.39%	-0.86%	N/A

After-tax returns shown in the table are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans and individual retirement accounts.

[1]

The Merrill Lynch U.S. High Yield Master II Index tracks the performance of below-investment grade U.S. dollar-denominated corporate bonds issued in the U.S. domestic market. Investors cannot invest in an index. Returns of the index do not reflect any deduction for fees, expenses or taxes. See Appendix for additional information about this index.

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UNDERLYING FUND INTERNATIONAL EQUITY FUND DETAILS

Investment Objective The International Equity Fund seeks capital growth.

Principal Investment Strategies Under normal conditions, the Fund will invest at least 80% of its assets, including borrowings for investment purposes, if any, in equity securities (depositary receipts, common and preferred stock and securities convertible into common or preferred stock). This investment policy and the name of the Fund with respect to equity securities may not be changed unless Fund shareholders are notified at least 60 days in advance of the proposed change. The Fund will attempt to meet its objective through the active selection of equity securities.

Lazard Asset Management LLC (“Lazard”) serves as the Fund’s Money Manager. Lazard will concentrate investments in holdings that are composed of but not limited to countries included in the Morgan Stanley Capital International MSCI EAFE + EM Index (the “Index”). See Appendix for additional information about the Index. The Fund normally intends to diversify its investments among at least 10 different countries throughout the world. A company generally will be considered to be located in a particular country if it meets one or more of the following criteria: (i) the issuer of the security is organized under the laws of, or maintains its principal place of business in, the country; or (ii) during the company’s most recent fiscal year, it derived at least 50% of its revenues or profits from goods or services produced or sold, investments made or services performed in the country, or it has at least 50% of its assets in the country. The Fund may invest a substantial part of its assets in just one country, which will be located outside the United States. The Fund may invest in companies that are in developed countries, as well as companies in countries or economies generally considered to be emerging or developing markets by MSCI. The Fund may invest in securities of any market capitalization. Through the use of a proprietary model, a quantitative selection process is used to select securities within each underlying industry in the Index.

Lazard utilizes a proprietary bottom-up stock selection process that is based on a quantitative multi-factor model used to select securities within each underlying industry in the Index. Portfolio construction focuses on strong risk controls relative to the benchmark, specifically controls for country, sector and size exposures.

Principal Investment Risks The principal risks of investing in the Fund are listed below. For additional information regarding the risks of investing in the Fund, please see the “Summary of Principal Risks” section.

Equity Securities Risk

Foreign Securities Risk

Growth Stocks Risk

Management Risk

Market Risk

Portfolio Turnover Risk

Small to Mid Cap Company Risk

Value Stocks Risk

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the Fund.

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Performance The bar chart and table shown illustrate the risks of investing in the Fund by showing the changes of the Fund’s performance from year to year. The bar chart shows the performance of the Fund’s C Class shares, which excludes the CDSC applicable to C Class shares. If the CDSC had been included, the returns would have been lower. The table compares the Fund’s A Class and C Class shares’ average annual total returns to those of a market index over time. These returns include the Fund’s C Class shares’ CDSC and the A Class shares’ applicable sales loads. All returns assume re-investment of dividends and distributions. All of the Fund’s share classes invest in the same portfolio of securities. Performance of each share class will vary from the performance of the Fund’s other share classes due to differences in charges and expenses. As with all mutual funds, how the Fund has performed in the past (before and after taxes) is not an indication of how it will perform in the future. Forward Management became the Fund’s investment advisor on September 1, 2008, and the Fund’s current Money Manager began managing the Fund on December 1, 2008. The chart and table reflect results achieved by the previous investment advisor and by the previous Money Managers for periods prior to those dates.

INTERNATIONAL EQUITY FUND ANNUAL RETURNS – C CLASS

(BAR CHART) 2003 33.09% 2004 16.68% 2005 13.16% 2006 31.82% 2007 11.85% 2008 -52.82%	C CLASS SHARES
YEAR-TO-DATE -14.23% AS OF 03/31/09
BEST QUARTER 20.77% 06/30/03
WORST QUARTER -28.91% 12/31/08

AVERAGE ANNUAL TOTAL RETURNS

FOR THE PERIODS ENDED 12/31/08	INCEPTION DATE	1 YEAR	5 YEARS	SINCE INCEPTION

A Class returns before taxes (with maximum sales charge)	09/29/03	-55.21%	-2.20%	0.67%
C Class returns before taxes (with CDSC)	12/30/02	-53.27%	-1.69%	3.58%
C Class returns after taxes on distributions (with CDSC)	12/30/02	-53.85%	-2.32%	3.03%
C Class returns after taxes on distributions & sale of Fund shares (with CDSC)	12/30/02	-34.04%	-1.36%	3.10%
MSCI EAFE + EM GDTR_D1,2	N/A	-45.24%	2.81%	N/A

After-tax returns shown in the table are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans and individual retirement accounts.

[1]	Effective December 1, 2008, the benchmark index for the Fund changed to the MSCI EAFE + EM GDTR_D Index.

[2]

The MSCI EAFE + EM GDTR_D Index is an unmanaged index of 44 developed (excluding the United States and Canada and including Japan, the United Kingdom, Germany and France) and emerging market countries. “GDTR” indicates that the gross dividend is reinvested. “D” indicates that the U.S. dollar is used as the base currency. Investors cannot invest in an index. Returns of the index do not reflect any deduction for fees, expenses or taxes. See Appendix for additional information about these indices.

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UNDERLYING FUND INVESTMENT GRADE FIXED-INCOME FUND DETAILS

Investment Objective The Investment Grade Fixed-Income Fund (formerly known as the Accessor Intermediate Fixed-Income Fund) seeks generation of current income.

Principal Investment Strategies The Fund seeks to achieve its objective by investing at least 80% of its assets in investment grade fixed-income securities or synthetic instruments, such as options, swaps, forwards and futures, that have similar economic characteristics to investment grade fixed-income securities. This investment policy and the name of the Fund with respect to fixed-income securities may not be changed unless Fund shareholders are notified at least 60 days in advance of the proposed change. The Fund primarily invests in U.S. corporate bonds, U.S. Government or agency securities and mortgage-backed and asset-backed securities that are of investment grade quality (i.e., rated BBB or higher by S&P or Baa or higher by Moody’s) at the time of purchase or that are unrated but judged to be of comparable quality by the Money Manager. The Fund will normally seek to have a dollar-weighted average portfolio duration that does not vary more or less than two years from that  of  the  Fund’s  benchmark,  the Barclays  Capital  Government/Credit  Index  (the  “BCGC  Index”).

DURATION: One of the fundamental tools used by money managers in security selection, is a measure of the price sensitivity of a debt security or a portfolio of debt securities to relative changes in interest rates. For instance, a duration of “three” means that a portfolio’s or security’s price would be expected to decrease by approximately 3% with a 1% increase in interest rates (assuming a parallel shift in the yield curve). As of March 31, 2009, the BCGC Index duration was 5.2 years, although the duration will likely vary in the future.

See Appendix for additional information about the index. The Fund may invest up to 5% of its net assets in securities rated BB or lower by S&P or Ba or lower by Moody’s at the time of purchase or debt securities unrated but judged to be of comparable quality by the Money Manager. The Fund may purchase lower rated debt securities when the Money Manager views the issuer’s credit as stable or improving, and the difference in the yield offered by investment grade and below investment grade securities is large enough to compensate for the increased risks associated with investing in lower rated securities. The Fund may invest up to 10% of its net assets in emerging markets debt or instruments with exposure to emerging markets debt. The Fund may utilize options on U.S. Government securities, interest rate futures contracts and options on interest rate futures contracts to reduce certain risks of its investments and to attempt to enhance income, but not for speculation. The Money Manager will attempt to exceed the total return performance of the BCGC Index.

The portfolio construction of individual portfolios is determined by Pacific Investment Management Company LLC (“PIMCO”)’s portfolio management group. The structure of this group resembles a hub and spoke system, with seven senior generalist portfolio managers comprising the hub and a group of sector specialists the spokes. PIMCO assigns a generalist portfolio manager to each account. It is the generalist’s responsibility to see that all portfolios are structured to reflect the model portfolio defined by the Investment Committee. Generalists are given some latitude in terms of timing and issue selection, but are required to keep portfolio characteristics within a moderate range around model targets. Generalists receive input and strategic ideas from sector specialist teams that cover every segment of the fixed income universe.

PIMCO’s investment process includes both top-down and bottom-up decision-making. Bottom-up security selection is an important aspect of portfolio construction. Sector specialists are charged with determining relative value within their sectors and play a key role in security selection. An important resource for the sector specialists is PIMCO’s staff of highly seasoned analysts who conduct independent security analysis. PIMCO also utilizes an extensive library of proprietary analytical software to help quantify risks and relative value in different securities.

The top-down analysis is formalized during the “Secular Forum,” during which PIMCO establishes its outlook for global bond markets over the next three to five years. Selected members of the investment staff are assigned secular topics to monitor, including monetary and fiscal policy, inflation, demographics, technology, productivity trends, global trade, etc. This outlook is then supplemented by a quarterly economic forum which is used to evaluate growth and inflation over the business cycle horizon of the next 6-9 months.

Principal Investment Risks The principal risks of investing in the Fund are listed below. For additional information regarding the risks of investing in the Fund, please see the see “Summary of Principal Risks” section.

Debt Securities Risk

Derivatives Risk

Equity Securities Risk

Government Sponsored Enterprises (“GSE”) Risk

Liquidity Risk

Lower Rated Debt Securities Risk

Management Risk

Market Risk

Mortgage-related and Other Asset-backed Securities Risk

Portfolio Turnover Risk

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the Fund.

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Performance The bar chart and table shown illustrate the risks of investing in the Fund by showing the changes of the Fund’s performance from year to year. The bar chart shows the performance of the Fund’s C Class shares, which excludes the CDSC applicable to C Class shares. If the CDSC had been included, the returns would have been lower. The table compares the Fund’s C Class shares’ average annual total returns to those of a market index over time. These returns include the Fund’s C Class shares’ CDSC. All returns assume re-investment of dividends and distributions. All of the Fund’s share classes invest in the same portfolio of securities. As with all mutual funds, how the Fund has performed in the past (before and after taxes) is not an indication of how it will perform in the future. Forward Management became the Fund’s investment advisor on September 1, 2008, and the Fund’s current Money Manager began managing the Fund on May 19, 2008. The chart and table reflect results achieved by the previous investment advisor and Money Managers for the periods prior to those dates.

INVESTMENT GRADE FIXED-INCOME FUND ANNUAL RETURNS – C CLASS

(BAR CHART) 2003 3.85% 2004 2.95% 2005 2.59% 2006 2.76% 2007 2.51% 2008 -3.40%	C CLASS SHARES
YEAR-TO-DATE -1.52% AS OF 03/31/09
BEST QUARTER 5.30% 12/31/08
WORST QUARTER -3.76% 06/30/08

AVERAGE ANNUAL TOTAL RETURNS

FOR THE PERIODS ENDED 12/31/08	INCEPTION DATE	1 YEAR	5 YEARS	SINCE INCEPTION

C Class returns before taxes (with CDSC)	12/30/02	-4.32%	1.45%	1.82%
C Class returns after taxes on distributions (with CDSC)	12/30/02	-5.96%	-0.37%	0.02%
C Class returns after taxes on distributions & sale of Fund shares (with CDSC)	12/30/02	-2.83%	0.22%	0.58%
Barclays Capital U.S. Government/Credit Index[1]	N/A	5.71%	4.65%	N/A

After-tax returns shown in the table are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans and individual retirement accounts.

[1]

The Barclays Capital U.S. Government/Credit Index is an unmanaged index of fixed-rate government and corporate bonds rated investment grade or higher. Investors cannot invest in an index. Returns of the index do not reflect any deduction for fees, expenses or taxes. Prior to November 1, 2008 this index was published by Lehman Brothers. See Appendix for additional information about this index.

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UNDERLYING FUND MORTGAGE SECURITIES FUND DETAILS

Investment Objective The Mortgage Securities Fund seeks generation of current income.

Principal Investment Strategies Under normal market conditions, the Fund will invest at least 80% of its assets in mortgage-related securities. This investment policy and the name of the Fund may not be changed unless Fund shareholders are notified at least 60 days in advance of the proposed change. The Fund normally invests in mortgage-related securities issued or guaranteed by the U.S. Government or its agencies or non-U.S. Government mortgage-related securities, including passthroughs and CMOs, and CMBSs, and asset-backed securities, rated A or higher by S&P or Moody’s or unrated but considered to be of comparable quality by the Money Manager. The Fund will normally seek an aggregate dollar-weighted average portfolio duration that does not vary outside of a band of plus or minus 20% from that of the Fund’s benchmark, the Barclays Capital Mortgage-Backed Securities Index (the “BCM Index”). See Appendix for additional information about the index. The Fund may utilize options on U.S. Government securities, interest rate swaps, interest rate futures contracts, and options on interest rate futures contracts to reduce certain risks of its investments and to attempt to enhance income, but not for speculation.

BlackRock Financial Management, Inc. (“BlackRock”), the Fund’s Money Manager, uses quantitative risk control methods to ensure that the Fund’s overall risk and duration characteristics are consistent with the BCM Index. BlackRock’s investment philosophy and process centers around four key principles:

controlled duration (controlling sensitivity to interest rates);

 relative value sector rotation and security selection (analyzing a sector’s and a security’s impact on the overall portfolio);

 rigorous quantitative analysis to security valuation (mathematically analyzing a security’s value); and

quality credit analysis (analyzing a security’s credit quality).

DURATION: One of the fundamental tools used by money managers in security selection, is a measure of the price sensitivity of a debt security or a portfolio of debt securities to relative changes in interest rates. For instance, a duration of “three” means that a portfolio’s or security’s price would be expected to decrease by approximately 3% with a 1% increase in interest rates (assuming a parallel shift in the yield curve). As of March 31, 2009, the duration of the BCM Index was 1.5 years, although the duration will likely vary in the future.

BlackRock’s Investment Strategy Committee determines the firm’s broad investment strategy based on macroeconomics (for example, interest rate trends) and market trends, as well as input from risk management and credit committee professionals. The Money Manager then implements this strategy by selecting the sectors and securities which offer the greatest relative value within investment guidelines. Investment selections will be based on fundamental economic, market and other factors leading to variation by sector, maturity, quality and such other criteria appropriate to meet the Fund’s objective. The Money Manager will attempt to exceed the total return performance of the BCM Index.

Principal Investment Risks The principal risks of investing in the Fund are listed below. For additional information regarding the risks of investing in the Fund, please see the “Summary of Principal Risks” section.

Derivatives Risk

Government Sponsored Enterprises (“GSE”) Risk

Liquidity Risk

Management Risk

Market Risk

Mortgage-related and Other Asset-backed Securities Risk

Portfolio Turnover Risk

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the Fund.

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Performance The bar chart and table shown illustrate the risks of investing in the Fund by showing the changes of the Fund’s performance from year to year. The bar chart shows the performance of the Fund’s C Class shares, which excludes the CDSC applicable to C Class shares. If the CDSC had been included, the returns would have been lower. The table compares the Fund’s C Class shares’ average annual total returns to those of a market index over time. These returns include the Fund’s C Class shares’ CDSC. All returns assume re-investment of dividends and distributions. All of the Fund’s share classes invest in the same portfolio of securities. As with all mutual funds, how the Fund has performed in the past (before and after taxes) is not an indication of how it will perform in the future. Forward Management became the Fund’s investment advisor on September 1, 2008. The chart and table reflect results achieved by the previous investment advisor for the periods prior to that date and the current Money Manager.

MORTGAGE SECURITIES FUND ANNUAL RETURNS – C CLASS

(BAR CHART) 2003 1.30% 2004 2.85% 2005 0.90% 2006 2.94% 2007 5.22% 2008 0.17%	C CLASS SHARES
YEAR-TO-DATE 1.98% AS OF 03/31/09
BEST QUARTER 2.91% 09/30/06
WORST QUARTER -1.75% 09/30/08

AVERAGE ANNUAL TOTAL RETURNS

FOR THE PERIODS ENDED 12/31/08	INCEPTION DATE	1 YEAR	5 YEARS	SINCE INCEPTION

C Class returns before taxes (with CDSC)	12/30/02	-0.80%	2.40%	2.20%
C Class returns after taxes on distributions (with CDSC)	12/30/02	-1.94%	1.19%	1.00%
C Class returns after taxes on distributions & sale of Fund shares (with CDSC)	12/30/02	-0.52%	1.34%	1.19%
Barclays Capital Mortgage-Backed Securities Index[1]	N/A	8.34%	5.54%	N/A

After-tax returns shown in the table are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans and individual retirement accounts.

[1]

The Barclays Capital Mortgage-Backed Securities Index is an unmanaged index of fixed-rate securities backed by mortgage pools of the Government National Mortgage Association, Federal Home Loan Mortgage Corporation and Federal National Mortgage Association. Investors cannot invest in an index. Returns of the index do not reflect any deduction for fees, expenses or taxes. Prior to November 1, 2008 this index was published by Lehman Brothers. See Appendix for additional information about this index.

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UNDERLYING FUND SMALL TO MID CAP FUND DETAILS

Investment Objective The Small to Mid Cap Fund seeks capital growth.

Principal Investment Strategies The Fund seeks to achieve its objective by investing at least 80% of its assets in stocks of small and medium capitalization issuers. This investment policy and the name of the Fund with respect to market capitalization may not be changed unless Fund shareholders are notified at least 60 days in advance of the proposed change. Generally, small capitalization issuers have a capitalization of $1 billion or less at the time of investment and medium capitalization issuers have a capitalization ranging from $1 billion to $10 billion at the time of investment. In addition, the Fund will seek to maintain an average market capitalization similar to and will attempt to have a roughly similar distribution of stocks by market capitalization as the Fund’s benchmark, the Dow Jones Wilshire 4500 Completion Index. See Appendix for additional information about the index. The Fund invests principally in common and preferred stock, securities convertible into common stock, and rights and warrants of such issuers. Investment selections may be based on fundamental economic, market and other factors which may lead to variation by economic sectors, industry or other appropriate criteria to meet the Fund’s objective. The Fund may engage in various portfolio strategies (for example, options or futures but not for speculation) to reduce certain risks of its investments and may thereby enhance income.

Los Angeles Capital Management and Equity Research, Inc. (“LA Capital”), the Fund’s Money Manager, employs its multifactor Dynamic Alpha stock evaluation model to identify a portfolio of mid and small cap stocks which the manager believes offers the best long-term return potential subject to the Fund’s investment guidelines. The Money Manager will seek to meet the Fund’s investment objective by investing primarily in stocks of companies with risk characteristics which are in favor in the current market environment while underweighting stocks whose characteristics are presently out of favor.

SPECIAL NOTE: As of March 31, 2009, the market capitalization of the Dow Jones Wilshire 4500 Completion Index ranged from under $1 million for the smallest company to $102 billion for the largest company. The weighted average market value of the Index was $11 billion, which may vary from month to month.

Principal Investment Risks The principal risks of investing in the Fund are listed below. For additional information regarding the risks of investing in the Fund, please see the “Summary of Principal Risks” section.

Derivatives Risk

Equity Securities Risk

Management Risk

Market Risk

Portfolio Turnover Risk

Small to Mid Cap Company Risk

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the Fund.

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Performance The bar chart and table shown illustrate the risks of investing in the Fund by showing the changes of the Fund’s performance from year to year. The bar chart shows the performance of the Fund’s C Class shares, which excludes the CDSC applicable to C Class shares. If the CDSC had been included, the returns would have been lower. The table compares the Fund’s A Class and C Class shares’ average annual total returns to those of a market index over time. These returns include the Fund’s C Class shares’ CDSC and the A Class shares’ applicable sales loads. All returns assume re-investment of dividends and distributions. All of the Fund’s share classes invest in the same portfolio of securities. Performance of each share class will vary from the performance of the Fund’s other share classes due to differences in charges and expenses. As with all mutual funds, how the Fund has performed in the past (before and after taxes) is not an indication of how it will perform in the future. Forward Management became the Fund’s investment advisor on September 1, 2008, and the Fund’s current Money Manager began managing the Fund on June 2, 2008. The chart and table reflect results achieved by the previous investment advisor and Money Managers for the periods prior to those dates.

SMALL TO MID CAP FUND ANNUAL RETURNS – C CLASS

(BAR CHART) 2003 42.54% 2004 17.66% 2005 11.87% 2006 12.58% 2007 -3.83% 2008 -40.95%	C CLASS SHARES
YEAR-TO-DATE -11.08% AS OF 03/31/09
BEST QUARTER 20.94% 06/30/03
WORST QUARTER -25.33% 12/31/08

AVERAGE ANNUAL TOTAL RETURNS

FOR THE PERIODS ENDED 12/31/08	INCEPTION DATE	1 YEAR	5 YEARS	SINCE INCEPTION

A Class returns before taxes (with maximum sales charge)	09/29/03	-43.98%	-3.93%	-1.25%
C Class returns before taxes (with CDSC)	12/30/02	-41.54%	-3.39%	3.15%
C Class returns after taxes on distributions (with CDSC)	12/30/02	-41.58%	-3.41%	3.13%
C Class returns after taxes on distributions & sale of Fund shares (with CDSC)	12/30/02	-26.90%	-2.84%	2.71%
Dow Jones Wilshire 4500 Completion Index[1]	N/A	-39.02%	-0.76%	N/A

After-tax returns shown in the table are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans and individual retirement accounts.

[1]

The Dow Jones Wilshire 4500 Completion Index (float-adjusted) is an unmanaged index of stocks of medium and small capitalization companies not in the S&P 500 Index. Investors cannot invest in an index. Returns of the index do not reflect any deduction for fees, expenses or taxes. See Appendix for additional information about this index.

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UNDERLYING FUND U.S. GOVERNMENT MONEY FUND DETAILS

Investment Objective The U.S. Government Money Fund seeks maximum current income consistent with the preservation of principal and liquidity.

Principal Investment Strategies The Fund seeks to achieve its objective by investing all of its investable assets in obligations issued or guaranteed by the U.S. Government, its agencies, instrumentalities or sponsored enterprises (“U.S. Government securities“) or in repurchase agreements secured by such instruments. This investment policy and the name of the Fund may not be changed unless the Fund shareholders are notified at least 60 days in advance of the proposed change. The Fund follows applicable regulatory requirements concerning the quality, maturity, and diversifications of its investments. The Fund seeks to maintain an average dollar weighted portfolio maturity of 90 days or less, while maintaining liquidity and maximizing current yield. Because the U.S. Government Money Fund may be 100% invested in securities of the U.S. Government, its agencies or instrumentalities, its return may be less than a Fund which can invest without limitation in all types of securities.

Forward Management directly invests the assets of the Fund. Forward Management uses quantitative analysis to maximize the Fund’s yield. The U.S. Government Money Fund seeks to maintain a stable share value of $1.00 per share, although there is no assurance that it will be able to do so. It is possible to lose money by investing in the U.S. Government Money Fund.

The U.S. Government Money Fund is a permissible investment for federal credit unions under the Federal Credit Union Act and the National Credit Union Administration Rules and Regulations.

Principal Investment Risks The principal risks of investing in the Fund are listed below. For additional information regarding the risks of investing in the Fund, please see the “Summary of Principal Risks” section.

Debt Securities Risk

Government Sponsored Enterprises (“GSE”) Risk

Management Risk

Market Risk

Repurchase Agreements Risk

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share there is no assurance that it will do so and it is possible to lose money by investing in the Fund.

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Performance The bar chart and table shown illustrate the risks of investing in the Fund by showing the changes of the Fund’s performance from year to year. The bar chart shows the performance of the Fund’s C Class shares, which excludes the CDSC applicable to C Class shares. If the CDSC had been included, the returns would have been lower. The table compares the Fund’s A Class and C Class shares’ average annual total returns to those of a market index over time. These returns include the Fund’s C Class shares’ CDSC. All returns assume re-investment of dividends and distributions. All of the Fund’s share classes invest in the same portfolio of securities. Performance of each share class will vary from the performance of the Fund’s other share classes due to differences in charges and expenses. As with all mutual funds, how the Fund has performed in the past (before and after taxes) is not an indication of how it will perform in the future. Forward Management became the Fund’s investment advisor on September 1, 2008. The chart and table reflect results achieved by the previous investment advisor for the periods prior to that date.

U.S. GOVERNMENT MONEY FUND ANNUAL RETURNS – C CLASS

(BAR CHART) 2003 0.35% 2004 0.68% 2005 1.91% 2006 3.45% 2007 3.66% 2008 1.29%	C CLASS SHARES
YEAR-TO-DATE 0.06% AS OF 03/31/09
BEST QUARTER 0.96% 12/31/06
WORST QUARTER 0.07% 06/30/03

AVERAGE ANNUAL TOTAL RETURNS

FOR THE PERIODS ENDED 12/31/08	INCEPTION DATE	1 YEAR	5 YEARS	SINCE INCEPTION

A Class returns before taxes	09/29/03	2.05%	2.78%	2.66%
C Class returns before taxes (with CDSC)	12/30/02	0.29%	2.19%	1.88%
Citigroup 3 Month T-Bill Index[1]	N/A	1.80%	3.10%	N/A

The Fund’s 7-day effective yield on 03/31/09 was 1.09% for A Class Shares and 0.33% for C Class Shares.

For the Fund’s current yield, call toll free (800) 759-3504 or visit www.accessor.com.

[1]

The CitiGroup 3 Month T-bill Index (formerly the Salomon Brothers U.S. 3 Month T-bill Index) is designed to measure the return of the 3 month Treasury bills. Investors cannot invest in an index. Returns of the index do not reflect any deduction for fees, expenses or taxes.

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UNDERLYING FUND VALUE FUND DETAILS

Investment Objective The Value Fund seeks capital growth.

Principal Investment Strategies The Fund seeks to achieve its objective by investing principally in common and preferred stocks, convertible securities, and rights and warrants of companies whose stocks appear attractively valued relative to their peers, in addition to having favorable earnings, quality and price characteristics. The Fund seeks to invest primarily in stocks of companies that Acadian Asset Management LLC (“Acadian”), the Fund’s Money Manager, believes are undervalued. Acadian attempts to exceed the performance of the Fund’s benchmark, the S&P 500/Citigroup Value Index. See Appendix for additional information about the Index. The Fund may also engage in various portfolio strategies (for example, futures) to reduce certain risks of its investments and to enhance income, but not for speculation.

Acadian uses stock factors in an effort to predict how well each stock in its 5,500-stock U.S. universe will perform relative to its peer group. Acadian also applies separate models to forecast industry group level returns, in an effort to predict how well the stock’s industry group will perform relative to other industry groups in the U.S., and then adds that forecast to each stock’s forecast. At the individual stock level, Acadian uses a wide range of quantitative factors, including valuation, earnings, quality metrics, price movements and size. At the industry level, Acadian utilizes valuation, risk, growth and economic movements. Acadian combines and weights the values of all the factors, utilizing a proprietary methodology to determine a return forecast for each stock. The end result is a ranking of the entire 5,500-stock universe

MARKET CAPITALIZATION: The Value Fund generally invests in companies with market capitalizations within the range of the market capitalizations of the companies included in the S&P 500 Index. As of March 31, 2009, the market capitalization of the S&P 500 Index ranged from $360 million for the smallest company to $336 billion for the largest company.

from most attractive to least attractive. The firm then uses a sophisticated portfolio optimization system to trade off the expected return of the stocks with such considerations as the Fund’s benchmark index, targeted level of risk, transaction cost estimates and other requirements. Industry weights fall out of the bottom-up stock selection process, with overall portfolio risk control ensuring an appropriate level of diversification. A stock is sold if its expected return deteriorates to the point where it can be replaced by a more attractive holding. The replacement stock’s expected return must be enough to more than cover the transaction costs of selling the current holding and buying the new opportunity.

Principal Investment Risks The principal risks of investing in the Fund are listed below. For additional information regarding the risks of investing in the Fund, please see the “Summary of Principal Risks” section.

Derivatives Risk
Equity Securities Risk

Management Risk

Market Risk

Portfolio Turnover Risk

Small to Mid-Cap Company Risk

Value Stocks Risk

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the Fund.

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Performance The bar chart and table shown illustrate the risks of investing in the Fund by showing the changes of the Fund’s performance from year to year. The bar chart shows the performance of the Fund’s C Class shares, which excludes the CDSC applicable to C Class shares. If the CDSC had been included, the returns would have been lower. The table compares the Fund’s A Class and C Class shares’ average annual total returns to those of a market index over time. These returns include the Fund’s C Class shares’ CDSC and the A Class shares’ applicable sales loads. All returns assume re-investment of dividends and distributions. All of the Fund’s share classes invest in the same portfolio of securities. Performance of each share class will vary from the performance of the Fund’s other share classes due to differences in charges and expenses. As with all mutual funds, how the Fund has performed in the past (before and after taxes) is not an indication of how it will perform in the future. Forward Management became the Fund’s investment advisor on September 1, 2008, and the Fund’s current Money Manager began managing the Fund on March 1, 2007. The chart and table reflect results achieved by the previous investment advisor and by the previous Money Managers for the periods prior to those dates.

VALUE FUND ANNUAL RETURNS – C CLASS

(BAR CHART) 2003 29.20% 2004 13.56% 2005 5.02% 2006 15.31% 2007 2.23% 2008 -39.79%	C CLASS SHARES
YEAR-TO-DATE -17.66% AS OF 03/31/09
BEST QUARTER 17.18% 06/30/03
WORST QUARTER -21.74% 12/31/08

AVERAGE ANNUAL TOTAL RETURNS

FOR THE PERIODS ENDED 12/31/08	INCEPTION DATE	1 YEAR	5 YEARS	SINCE INCEPTION

A Class returns before taxes (with maximum sales charge)	09/29/03	-42.86%	-3.77%	-1.41%
C Class returns before taxes (with CDSC)	12/30/02	-40.39%	-3.28%	1.55%
C Class returns after taxes on distributions (with CDSC)	12/30/02	-40.58%	-3.49%	1.36%
C Class returns after taxes on distributions & sale of Fund shares (with CDSC)	12/30/02	-26.23%	-2.78%	1.30%
S&P 500/Citigroup Value Index[1]	N/A	-39.22%	-1.31%	N/A

After-tax returns shown in the table are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans and individual retirement accounts.

[1]

The S&P 500/Citigroup Value Index (formerly the S&P 500/BARRA Value Index) is an unmanaged index of value stocks in the S&P 500. Large capitalization value stocks are the stocks within the S&P 500 that generally are priced below the market average based on earnings and lower than average price-to-book ratios. Investors cannot invest in an index. Returns of the index do not reflect any deduction for fees, expenses or taxes. See Appendix for additional information about this index.

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FUND EXPENSES

The following tables describe the fees and expenses that you may pay if you invest in A Class Shares and C Class Shares of the Funds. The information in this section is intended to help you compare the cost of investing in the Funds with the costs of investing in other mutual funds. The tables reflect estimated expenses due to contractual adjustments to the level of fees paid to certain sub-advisors and service providers and with respect to the commencement of operations of certain funds. Shareholders of the Allocation Funds will indirectly bear their pro rata share of the fees and expenses (including management fees) incurred by each of the Underlying Funds in which the Allocation Fund invests that are borne by all Underlying Fund shareholders, reflected in the Acquired Funds Fees and Expenses, below.

SHAREHOLDER FEES (fees paid directly from your investment)[1,2]
	A Class	C Class
Maximum Sales Charge Imposed On Purchases (as a percent of offering price)[3]
Equity Funds and Allocation Funds (except Income Allocation Fund)	5.75%	none
Fixed-Income Funds (except U.S. Government Money Fund) and Income Allocation Fund	4.75%	none
U.S. Government Money Fund	none	none
Maximum Sales Charge Imposed On Reinvested Dividends	none	none
Maximum Contingent Deferred Sales Charge (as a percentage of amount original purchase price or redemption proceeds, if applicable)[4,5]	none	1.00%

ANNUAL FUND OPERATING EXPENSES (expenses deducted from Fund assets)
	INCOME ALLOCATION		INCOME & GROWTH ALLOCATION		BALANCED ALLOCATION
	A CLASS	C CLASS	A CLASS	C CLASS	A CLASS	C CLASS
Management Fees[6]	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%
Distribution & Service (12b-1)Fees[7]	0.25%	1.00%	0.35%	1.00%	0.35%	1.00%
Other Expenses[8,9]	0.41%	0.41%	0.24%	0.24%	0.15%	0.15%
Acquired Fund Fees and Expenses[10]	0.80%	0.80%	0.91%	0.91%	0.97%	0.97%
Total Annual Fund Operating Expenses	1.56%	2.31%	1.60%	2.25%	1.57%	2.22%
Fee Waivers[11]	-0.15%	-0.15%	-0.15%	-0.15%	-0.15%	-0.15%
Net Expenses	1.41%	2.16%	1.45%	2.10%	1.42%	2.07%
	GROWTH & INCOME ALLOCATION		GROWTH ALLOCATION		AGGRESSIVE GROWTH ALLOCATION
	A CLASS	C CLASS	A CLASS	C CLASS	A CLASS	C CLASS
Management Fees[6]	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%
Distribution & Service (12b-1) Fees[7]	0.35%	1.00%	0.35%	1.00%	0.35%	1.00%
Other Expenses[8,9]	0.15%	0.15%	0.15%	0.15%	0.20%	0.20%
Acquired Fund Fees and Expenses[10]	1.00%	1.00%	1.05%	1.05%	1.09%	1.09%
Total Annual Fund Operating Expenses	1.60%	2.25%	1.65%	2.30%	1.74%	2.39%
Fee Waivers[11]	-0.15%	-0.15%	-0.15%	-0.15%	-0.15%	-0.15%
Net Expenses	1.45%	2.10%	1.50%	2.15%	1.59%	2.24%

	FRONTIER MARKETS	GROWTH		HIGH YIELD BOND		INTERNATIONAL EQUITY
	A CLASS	A CLASS	C CLASS	A CLASS	C CLASS	A CLASS	C CLASS
Management Fees[6]	0.85%	0.70%	0.70%	0.61%	0.61%	1.00%	1.00%
Distribution and Service (12b-1) Fees[7]	0.35%	0.35%	1.00%	0.25%	1.00%	0.35%	1.00%
Service Fees[12]	0.20%	N/A	N/A	N/A	N/A	N/A	N/A
Other Expenses	0.80%[13]	0.22%	0.22%	0.27%	0.27%	0.29%	0.29%
Acquired Fund Fees and Expenses[10,14]	0.21%	0.00%	0.00%	N/A	N/A	0.01%	0.01%
Total Annual Fund Operating Expenses	2.41%	1.27%	1.92%	1.13%	1.88%	1.65%	2.30%

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FUND EXPENSES

	INVESTMENT GRADE FIXED-INCOME C CLASS	MORTGAGE SECURITIES	SMALL TO MID CAP		U.S. GOVERNMENT MONEY
		C CLASS	A CLASS	C CLASS	A CLASS	C CLASS
Management Fees[6]	0.58%	0.61%	1.00%	1.00%	0.08%	0.08%
Distribution and Service (12b-1) Fees[7,15]	1.00%	1.00%	0.35%	1.00%	0.25%	1.00%
Service Fees[15,16]	N/A	N/A	N/A	N/A	0.25%	0.25%
Other Expenses	0.26%	0.29%	0.24%	0.24%	0.16%	0.16%
Total Annual Fund Operating Expenses	1.84%	1.90%	1.59%	2.24%	0.74%	1.49%

	VALUE
	A CLASS	C CLASS
Management Fees[6]	0.70%	0.70%
Distribution and Service (12b-1) Fees[7]	0.35%	1.00%
Other Expenses	0.21%	0.21%
Total Annual Fund Operating Expenses	1.26%	1.91%

[1] Shares of the Funds are expected to be sold primarily through financial intermediaries that may charge shareholders a fee. These fees are not included in the table.

[2] The Transfer Agent may charge a $30 fee for shareholders electing to receive redemption proceeds by wire.

[3] Sales charges may be eliminated or reduced for purchases of A Class Shares in excess of certain dollar amounts. For more information on reducing the sales load, please review the section “Eliminating the Sales Charges” in this prospectus.

[4] A Class Shares bought without an initial sales charge as part of an investment of $1 million or more may be charged a CDSC of 0.50% if redeemed within 18 months.

[5] The CDSC on C Class Shares does not apply where shares were purchased through a financial intermediary who did not receive advance payments or commissions. See section of this prospectus entitled “Eliminating the CDSC” for more information.

[6] “Management Fees” consist of the management fee paid to Forward Management and the fees paid to the money managers of the Underlying Funds. Forward Management receives only the management fee and not a money manager fee for the Allocation Funds, the Frontier Markets Fund and the U.S. Government Money Fund, each of which it manages directly.

[7] The Funds have adopted a Distribution Plan pursuant to which up to 0.35% in the Equity Funds, Frontier Markets Fund and Allocation Funds (except Income Allocation Fund) and up to 0.25% in the Fixed-Income Funds and Income Allocation Fund attributable to the A Class shares, and 1.00% of the Fund’s average daily net assets attributable to the C Class shares, may be used to pay distribution expenses.

[8] The Funds have received for an exemptive order from the Securities and Exchange Commission allowing the Allocation Funds to enter into an agreement with the Underlying Funds under which the Underlying Funds will bear certain of the Allocation Funds’ Other Expenses to the extent that the Underlying Funds derive financial and other benefits as a result of investments from the Allocation Funds. Investors in the Funds will indirectly bear a portion of such “Other Expenses” through the Allocation Funds’ investment in the Underlying Funds.

[9] The “Total Annual Fund Operating Expenses” in this fee table do not correlate to the expense ratio in the Funds’ financial statements (or the Financial Highlights in this prospectus) because the financial statements include only the direct operating expenses incurred by the Funds, not the indirect costs of investing in the acquired funds.

[10] “Acquired Fund Fees and Expenses” are based on the estimated fees and expenses for the current fiscal year.

[11] Forward Management has contractually agreed to waive its investment advisory fee and pay the fund’s transfer agent fees until April 30, 2010.

[12] The Frontier Markets Fund has adopted a Shareholder Services Plan pursuant to which 0.20% of the fund’s average daily net assets attributable to A Class shares may be used to pay shareholder servicing fees.

[13] “Other Expenses” are based on estimated amounts for the current fiscal year.

[14] The Frontier Markets Fund and International Equity Fund indirectly bear a pro rata share of the fees and expenses of each exchange traded fund or other investment company in which it invests. Since “Acquired Fund Fees and Expenses” are not directly borne by the Funds, they are not reflected in the Funds’ financial statements, and therefore information presented in the Annual Fund Operating Expenses table will differ from that to be presented in the Financial Highlights for the International Equity Fund and when available for the Frontier Markets Fund.

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FUND EXPENSES

[15] In an attempt to enhance the yield of the U.S. Government Money Fund, effective April 1, 2009, the Board of Trustees has temporarily eliminated the “Distribution and Service (12b-1) Fees” for A Class and C Class shares of the U.S. Government Money Fund. When 12b-1 fees are reduced, dealer compensation will be reduced to the same extent. Any such reduction in the “Distribution and Service (12b-1) Fees” may be revised or reinstated by the Board at any time without notice.

[16] Pursuant to an Administrative Plan, each class of shares of the U.S. Government Money Fund (except Z Class) may pay Forward Management up to 0.25% of the average daily net assets to provide certain administrative services on behalf of the Fund.

EXPENSE EXAMPLE

Example shows what an investor in a Fund could pay over time. The Example is intended to help you compare the cost of investing in the Funds with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in a Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% rate of return each year and that the Fund’s operating expenses (reflecting applicable contractual expense reimbursement arrangements) remain the same. The following example reflects the maximum initial sales charge in the first year for A Class Shares and reflects the CDSC for C Class Shares during the first year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	ONE YEAR			THREE YEARS			FIVE YEARS			TEN YEARS
	A CLASS	C CLASS		A CLASS	C CLASS		A CLASS	C CLASS		A CLASS	C CLASS
Allocation Funds[1]
Income Allocation	$612		$319	$930		$707	$1,271		$1,222	$2,231		$2,634
Income & Growth Allocation	714		313	1,037		689	1,382		1,191	2,354		2,573
Balanced Allocation	711		310	1,028		680	1,368		1,176	2,323		2,543
Growth & Income Allocation	714		313	1,037		689	1,382		1,191	2,354		2,573
Growth Allocation	719		318	1,052		704	1,407		1,217	2,405		2,624
Aggressive Growth Allocation	727		327	1,078		731	1,451		1,262	2,497		2,715

Underlying Funds
Frontier Markets	$805	$	N/A	$1,283	$	N/A	$1,787	$	N/A	$3,163	$	N/A
Growth	697		295	955		603	1,232		1,037	2,021		2,243
High Yield Bond	585		291	817		591	1,068		1,016	1,784		2,201
International Equity	733		333	1,065		718	1,420		1,230	2,417		2,636
Investment Grade Fixed-Income	N/A		287	N/A		579	N/A		995	N/A		2,159
Mortgage Securities	N/A		293	N/A		597	N/A		1,026	N/A		2,222
Small to Mid Cap	727		327	1,048		700	1,391		1,200	2,356		2,575
U.S. Government	76		252	237		471	411		813	918		1,779
Value	696		294	952		600	1,227		1,032	2,010		2,233

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FUND EXPENSES

You would pay the following expenses for C Class Shares if you did not redeem your shares:

	ONE YEAR	THREE YEARS	FIVE YEARS	TEN YEARS
	C CLASS	C CLASS	C CLASS	C CLASS
Allocation Funds[1]
Income Allocation	$219	$707	$1,222	$2,634
Income & Growth Allocation	213	689	1,191	2,573
Balanced Allocation	210	680	1,176	2,543
Growth & Income Allocation	213	689	1,191	2,573
Growth Allocation	218	704	1,217	2,624
Aggressive Growth Allocation	227	731	1,262	2,715

Underlying Funds
Frontier Markets	$ N/A	$ N/A	$ N/A	$ N/A
Growth	195	603	1,037	2,243
High Yield Bond	191	591	1,016	2,201
International Equity	233	718	1,230	2,636
Investment Grade Fixed-Income	187	579	995	2,159
Mortgage Securities	193	597	1,026	2,222
Small to Mid Cap	227	700	1,200	2,575
U.S. Government	152	471	813	1,779
Value	194	600	1,032	2,233

[1]The Expense Example for the Allocation Funds reflects the aggregate of the direct and indirect costs of investing in the Allocation Funds — that is, it includes the costs associated with investing in the Underlying Funds and the Accessor Strategic Alternatives Fund.

While the C Class Shares do not have any front-end sales charges, their higher ongoing annual expenses (due to higher 12b-1 fees) means that over time you could end up paying more for these shares than if you were to pay front-end sales charges for the A Class Shares.

CERTAIN ADDITIONAL INVESTMENT STRATEGIES AND RISKS

The Funds may invest in other types of securities and employ additional investment techniques that are not the principal investment strategies of the Funds and therefore not described in this Prospectus. The additional security types, techniques and their accompanying risks are more fully described in the Funds’ Statement of Additional Information (“SAI”), which may be obtained free of charge by contacting the Fund.

Many factors affect each Fund’s performance. A Fund’s share price (except the U.S. Government Money Fund) and yield changes daily based on changes in financial markets and interest rates and in response to other economic, political or financial developments. A Fund’s reaction to these developments will be affected by the financial condition, industry and economic sector, and geographic location of an issuer, and the Fund’s level of investment in the securities of that issuer. A Fund’s reaction to these developments will also be affected by the types, durations, and maturities of the securities in which the Fund invests. When you sell your shares of a Fund, they could be worth more or less than what you paid for them. The investments of each Allocation Fund are concentrated in the Underlying Funds, and each Allocation Fund’s investment performance is directly related to the investment performance of the Underlying Funds held by it.

Defensive Positions; Cash Reserves Under adverse market conditions or to meet anticipated redemption requests, each Fund may not follow its principal investment strategy. Under such conditions, each Fund may invest without limit in money market securities, U.S. government obligations and short-term debt securities. This could have a negative effect on a Fund’s ability to achieve its investment objective. Regarding certain federal agency securities or government-sponsored entity securities (such as debt securities or mortgage-backed securities issued by Freddie Mac, Fannie Mae, Federal Home Loan Banks, and other government-sponsored entities), you should be aware that although the issuer may be chartered or sponsored by Acts of Congress, the issuer is not funded by Congressional appropriations, and its securities are neither guaranteed nor issued by the United States Treasury.

Portfolio Turnover Each Fund is actively managed. Frequent trading of portfolio securities will result in increased expenses for the Funds, may result in increased taxable distributions to shareholders, and may adversely affect the Fund’s performance.

Change of Objectives and Policies Each Underlying Fund’s (except the Frontier Markets Fund) investment objective stated in the Funds’ Fund Details section is fundamental and may not be changed without shareholder approval. The investment objective of the Allocation Funds and the Frontier Markets Fund are not fundamental and may be changed without shareholder approval by the Board of Trustees (subject to 60 days advance notice to Fund shareholders). For purposes of a Fund’s policy of investing at least 80% of its assets in a particular type of investment, “assets” means net assets plus any borrowings made for investment purposes. These

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CERTAIN ADDITIONAL INVESTMENT STRATEGIES AND RISKS

policies may not be materially revised unless Fund shareholders are notified at least 60 days in advance of the proposed change.

Disclosure of Portfolio Holdings A description of the Funds’ specific policies and procedures with respect to the disclosure of portfolio holdings is available in the Funds’ SAI which is available upon request by calling: (800) 759-3504 and on the Accessor Funds’ website by visiting www.accessor.com.

SECURITY TYPES OF THE ALLOCATION FUNDS*

The Allocation Funds expect to primarily invest in the Z Class Shares of the Underlying Funds and the Strategic Alternatives Fund and the Institutional Class shares of the Underlying Forward Funds. The Allocation Funds may also invest directly in short-term instruments, such as repurchase agreements, and U.S. Government securities. Each Allocation Fund may invest in shares of the same Underlying Fund; however the percentage of each Allocation Fund’s assets so invested will vary depending upon the Allocation Fund’s investment objective. Based on its asset allocation analysis, Forward Management determines the mix of Underlying Funds, the Strategic Alternatives Fund or Underlying Forward Funds appropriate for each Allocation Fund.

The Principal security types of the Allocation Funds are:

Underlying Funds, the Strategic Alternatives Fund or Underlying Forward Funds

Repurchase Agreements A repurchase agreement is an agreement to buy a security at one price and a simultaneous agreement to sell it back at an agreed upon price.

SECURITY TYPES OF THE UNDERLYING FUNDS

The security types of the Underlying Funds are listed below:

Asset-Backed Securities (Principal security type for: Mortgage Securities Fund and Investment Grade Fixed-Income Fund) are securities backed by non-mortgage assets such as company receivables, truck and auto loans, leases and credit card receivables. Asset-backed securities are generally issued as pass-through certificates, which represent undivided fractional ownership interests in the underlying pools of assets. Therefore, repayment depends largely on the cash flows generated by the assets backing the securities.

Debt Securities (Principal security type for: All Fixed-Income Funds) are used by issuers to borrow money. The issuer usually pays a fixed, variable or floating rate of interest, and must repay the amount borrowed at the maturity of the security. Some debt securities, such as zero coupon bonds, do not pay current interest but are sold at a discount from their face values. Debt securities include corporate bonds (including convertible bonds), government securities, and mortgage and other asset-backed securities.

Depositary Receipts (Principal security type for: International Equity Fund and Frontier Markets Fund) are securities issued by banks and other financial institutions that represent interests in the stocks of foreign companies. They include, but are not limited to, American Depositary Receipts, European Depositary Receipts, Global Depositary Receipts, Russian Depositary Certificates, Philippine Depositary Receipts and Brazilian Depositary Receipts. Depositary Receipts may be sponsored or unsponsored.

Dollar Rolls (Principal security type for: Mortgage Securities Fund and Investment Grade Fixed-Income Fund) The Fund may enter into dollar roll transactions. When the Fund enters into a dollar roll, the Fund sells securities to be delivered in the current month and repurchases substantially similar (same type and coupon) securities to be delivered on a specified future date by the same party. The Fund is paid the difference between the current sales price and the forward price for the future purchase, as well as the interest earned on the cash proceeds of the initial sale.

Equity Securities (Principal security type for: All Equity Funds) Equity Securities such as common stock and preferred stock, represent an ownership interest, or the right to acquire an ownership interest, in an issuer. Different types of equity securities provide different voting and dividend rights and priority in the event of the bankruptcy of the issuer. Certain types of equity securities, such as warrants, are sometimes attached to or acquired in connection with debt securities. Preferred stocks pay dividends at a specified rate and have precedence over common stock as to the payment of dividends. Since they purchase equity securities, the Funds are subject to the risk that stock prices will fall (or rise, in the case of securities sold short) over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Funds’ securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Funds.

ETFs (Principal security type for: Frontier Markets Fund and Strategic Alternatives Fund) ETFs are funds whose shares are traded on a national exchange or the National Association of Securities Dealers’ Automatic Quotation System (Nasdaq). ETFs may be based on underlying equity or fixed income securities, as well as commodities or currencies. ETFs do not

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CERTAIN ADDITIONAL INVESTMENT STRATEGIES AND RISKS

sell individual shares directly to investors and only issue their shares in large blocks known as “creation units.” The investor purchasing a creation unit then sells the individual shares on a secondary market. Therefore, the liquidity of ETFs depends on the adequacy of the secondary market. Although similar diversification benefits may be achieved through an investment in another investment company, ETFs generally offer greater liquidity and lower expenses. Because an ETF incurs its own fees and expenses, Fund shareholders will indirectly bear those costs. The Fund will also incur brokerage commissions and related charges when purchasing or selling shares of an ETF. Unlike typical investment company shares, which are valued once daily, shares in an ETF may be purchased or sold on a securities exchange throughout the trading day at market prices that are generally close to the NAV of the ETF. Because ETFs are investment companies, investment by a mutual fund in such funds, absent exemptive relief, would be limited under applicable federal statutory provisions. Those provisions restrict a mutual fund’s investment in the shares of another investment company to not more than 5% of its assets (and not more than 3% of the securities of any other investment company) and limit aggregate investments by a mutual fund in all investment companies to 10% of the mutual fund’s assets. The Fund may invest in excess of those statutory limits in specific ETFs in reliance on an exemptive order issued to that specific ETF, provided that certain conditions are met. The Money Manager intends to meet the conditions necessary to maintain the exemptive relief. ETFs are generally mutual funds, index funds or trusts that are listed on an exchange and can be traded intraday. Investors can buy or sell shares in the collective performance of an entire stock or bond portfolio as a single security. ETFs add the flexibility, ease and liquidity of stock trading to the benefits of traditional index fund investing. ETFs are designed to generally track an equity or bond index, commodity or currency.

ETNs (Principal security type for: Frontier Markets Fund) ETNs are senior, unsecured, unsubordinated debt securities issued by a financial institution, listed on an exchange and traded in the secondary market. They are designed to provide investors with a way to access the returns of market benchmarks. ETNs are not equities or index funds, but they do share several characteristics. For example, like equities, they trade on an exchange and can be shorted. Like an index fund they are linked to the return of a benchmark index.

Holding Company Depositary Receipts (HOLDRs) (Principal security type for: Frontier Markets Fund) HOLDRs are securities that represent ownership in the common stock or American Depositary Receipts (ADRs) of specified companies in a particular industry, sector or group. Both ETFs and HOLDRs represent a diversified group of securities in a single investment that is highly transparent, liquid and tax efficient.

Government Sponsored Enterprises (“GSEs”) (Principal security type for: Frontier Markets Fund and All Fixed-Income Funds except High Yield Bond) GSEs, are privately owned corporations created by Congress to provide funding and help to reduce the cost of capital for certain borrowing sectors of the economy such as homeowners, students and farmers. GSE securities are generally perceived to carry the implicit backing of the U.S. Government, but they are not direct obligations of the U.S. Government. It is important to note that although GSEs are commonly referred to as “Agencies”, there is a difference between a GSE and a Government Agency. One example of a Government Agency is the Government National Mortgage Association (GNMA), known as Ginnie Mae, which has the explicit backing of the U.S. Government.

High-Yield Corporate Debt Securities (Principal security type for: High Yield Bond Fund and also may be purchased by the Investment Grade Fixed-Income Fund) are a principal security type for the High Yield Bond Fund . High yield corporate debt securities are often issued as a result of corporate restructurings such as leveraged buyouts, mergers, acquisitions, or other similar events. They also may be issued by less creditworthy or by highly leveraged companies, which are generally less able than more financially stable firms to make scheduled payments of interest and principal. These types of securities, also known as “junk bonds”, are considered speculative by the major rating agencies and rated lower than BBB by S&P or lower than Baa by Moody’s.

Investment Companies (Principal security type for: Frontier Markets Fund) are corporations, trusts, or partnerships that invest pooled shareholder dollars in securities appropriate to the organization’s objective. Mutual funds, closed-end funds, and Unit Investment Trusts (UITs) are the three types of investment companies.

Money Market Securities (Principal security type for: U.S. Government Money Fund and may also be purchased by the other Fixed-Income Funds and Allocation Funds) Money Market Securities are high quality, short-term debt securities that pay a fixed, variable or floating interest rate. Securities are often specifically structured so that they are eligible investments for a money market fund. For example, in order to satisfy the maturity restrictions for a money market fund, some money market

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CERTAIN ADDITIONAL INVESTMENT STRATEGIES AND RISKS

securities have demand or put features which have the effect of shortening the security’s maturity.

Mortgage-Related Securities (Principal security type for: Mortgage Securities Fund and may also be purchased by the Investment Grade Fixed-Income and High Yield Bond Funds). Mortgage-related securities are interests in pools of mortgages. Payment of principal or interest generally depends on the cash flows generated by the underlying mortgages. Mortgage securities may be U.S. Government securities or issued by a bank or other financial institution.

Options, Futures and Other Derivatives (Principal security type for: All Underlying Funds except U.S. Government Money Fund) Some of the instruments in which the Fund may invest may be referred to as “derivatives,” because their value “derives” from the value of an underlying asset, reference rate or index. These instruments include options, futures contracts, forward currency contracts, swap agreements and similar instruments.

Repurchase Agreements (Principal security type for: All Underlying Funds) are an agreement to buy a security at one price and a simultaneous agreement to sell it back at an agreed upon price.

Structured Notes (Principal security type for: Frontier Markets Fund) A debt obligation that may contain an embedded derivative component with characteristics that adjust the security’s risk/return profile. The return performance of a structured note will track that of the underlying debt obligation and the derivative embedded within it. A structured note is a hybrid security that attempts to change its profile by including additional modifying structures.

Swap Agreements (Principal security type for Frontier Markets, Investment Grade Fixed-Income, Mortgage Securities and Strategic Alternatives Fund) are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than a year. In a standard swap transaction, two parties agree to exchange returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments, which may be adjusted for an interest factor. The gross returns to be exchanged or swapped between the parties are generally calculated with respect to a “notional amount” i.e., a return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency or in a “basket” of securities representing a particular index.

TBAs (Principal security type for: Mortgage Securities Fund and Investment Grade Fixed-Income Fund). A TBA transaction is a contract for the purchase or sale of a mortgaged-backed security for future settlement at an agreed upon date but does not include a specified pool number and number of pools or precise amount to be delivered.

U.S. Government Securities (Principal security type for: U.S. Government Money Fund and may also be purchased by the Frontier Markets Fund and other Fixed-Income Funds). U.S. Government Securities are high quality securities issued or guaranteed by the U.S. Treasury or by an agency or instrumentality of the U.S. Government. U.S. Government securities may be backed by the full faith and credit of the U.S. Treasury, the right to borrow from the U.S. Treasury, or the agency or instrumentality issuing or guaranteeing the security.

SUMMARY OF PRINCIPAL RISKS

There are inherent risks associated with each Fund’s principal investment strategies. The factors that are most likely to have a material effect on a particular Fund’s investment portfolio as a whole are called “principal risks.” The principal risks of each Fund are identified under the “Fund Details” section of the prospectus and are described below. Each Fund may be subject to additional risks other than those described because the types of investment made by a Fund may change over time. Because the Allocation Funds, Frontier Markets Fund and Strategic Alternatives Fund invest in other investment companies, they will be subject to the same risks of the other investment companies to the extent of their investment. To determine how much each Allocation Fund is subject to the risks below, please refer to each Allocation Fund’s Fund Details section to see what proportion of the Allocation Fund’s assets may be invested in each Underlying Fund. For additional information regarding risks of investing in the Fund, please see the SAI.

Allocation Risk Each Fund’s investment performance depends upon how its assets are allocated and reallocated among particular asset classes, With respect to the Allocation Funds, each Allocation Fund’s investment performance depends on how its assets are allocated and reallocated among particular Underlying Funds according to the Fund’s allocation targets and ranges.

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SUMMARY OF PRINCIPAL RISKS

A principal risk of investing in each Fund is that Forward Management or the Money Manager will make less than optimal or poor asset allocation decisions. The Fund could miss attractive investment opportunities by underweighting markets that subsequently experience significant returns and could lose value by overweighting markets that subsequently experience significant declines. You could lose money on your investment in a Fund as a result of these allocation decisions.

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SUMMARY OF PRINCIPAL RISKS

Debt Securities Risk The value of debt securities may fall when interest rates rise. Debt securities with longer maturities tend to be more sensitive to changes in interest rates, usually making them more volatile then debt securities with shorter maturities. In addition, debt securities, such as bonds, involve credit risk which is the risk that the issuer may be unable to make timely interest payments and repay the principal upon maturity. Debt securities are also subject to interest rate risk which is the risk that the value of the security may fall when interest rates rise.

Depositary Receipt Risk Depositary receipts are securities issued by banks and other financial institutions that represent interests in the stocks of foreign companies. They include, but are not limited to, American Depositary Receipts, European Depositary Receipts, Global Depositary Receipts, Russian Depositary Certificates, Philippine Depositary Receipts and Brazilian Depositary Receipts. Depositary receipts may be sponsored or unsponsored. Unsponsored depositary receipts are organized independently, without the cooperation of the issuer of the underlying securities. As a result, current information about the underlying issuer may not be as available as for sponsored depositary receipts and the prices may be more volatile than if such instruments were sponsored by the issuer. Investments in depositary receipts involve risks similar to those accompanying direct investments in foreign securities.

Derivatives Risk Derivatives are securities whose value is based upon the value of another security or index. Certain Funds may use futures, options, swaps and other derivative instruments to hedge or protect the Fund from adverse movements in underlying securities prices and interest rates or as an investment strategy to help attain the Fund’s investment objective. A Fund may also use a variety of currency hedging techniques, including foreign currency contracts, to attempt to hedge exchange rate risk or to gain exposure to a particular currency. A Fund’s use of derivative instruments involves risks different from, and possibly greater than, the risks associated with investing directly in securities and other more traditional investments. A Fund’s use of derivatives could reduce returns, may not be liquid, and may not correlate precisely to the underlying securities or index. Derivatives are subject to market

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SUMMARY OF PRINCIPAL RISKS

risk, which could be significant for those derivatives that have a leveraging effect that could increase the volatility of the Fund and may reduce a Fund’s returns. Derivatives are also subject to credit risks related to the counterparty’s ability to perform, and any deterioration in the counterparty’s creditworthiness could adversely affect the instrument. A risk of using derivatives is that Forward Management or the Money Manager might imperfectly judge the market’s direction, which could render a hedging strategy ineffective or have an adverse effect on the value of the derivative. The SAI provides a more detailed description of the types of derivative instruments in which the Funds may invest and their associated risks.

Emerging and Frontier Markets Risk Investments in emerging and frontier market countries presents risks in a greater degree, and in addition to, those presented by investment in foreign issuers in general. Emerging market countries are generally defined as countries in the initial stage of their industrialization cycles with low per capita income. Frontier market countries generally have smaller economies or less developed capital markets than traditional emerging markets, and as a result, the risks of investing in emerging market countries are magnified in frontier market countries.

In addition to a potentially greater magnitude of the risks listed under Foreign Securities, additional risks of investing in Emerging and Frontier Markets include the following:

Greater likelihood of economic, political or social instability;

Less liquid and more volatile stock markets;

Lower trading volume of markets;

Greater possibility of expropriation, nationalization, confiscatory taxation or foreign exchange controls;

Governmental restrictions on currency conversion or trading;

Difficulties in accurately valuing emerging or frontier market stocks or selling them at their fair value;

Greater possibility of imposition of international sanctions or embargoes on emerging or frontier market countries

ETF Risk A Fund that invests in ETFs will be subject to substantially the same risks as those associated with the direct ownership of the securities or other property held by the ETFs. The value of the Fund’s investment will fluctuate in response to the performance of the ETFs owned by the Fund. In addition to brokerage costs associated with a Fund’s purchase and sale of shares of ETFs, the Fund’s shareholders will indirectly bear a proportionate share of the ETF’s operating expenses, in addition to paying the Fund’s expenses. The market value of an ETF share may differ from its NAV and there may be times when an ETF share trades at a premium or discount to its NAV.

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SUMMARY OF PRINCIPAL RISKS

ETN Risk The value of an ETN may be influenced by time to maturity, level of supply and demand for the ETN, volatility and lack of liquidity in the underlying market, changes in applicable interest rates, and changes in the issuer’s credit rating. A Fund that invests in ETNs will bear its proportionate share of any fees and expenses associated with investment in such securities, which will reduce the amount of return on investment at maturity or redemption. There may be restrictions on the Fund’s right to redeem its investment in an ETN meant to be held to maturity. There are no periodic interest payments for ETNs and principal is not protected. It may be difficult for a Fund to sell its ETN holdings due to limited availability of a secondary market.

Equity Securities Risk Equity securities include common, preferred and convertible preferred stocks and securities with values that are tied to the price of stocks, such as rights, warrants and convertible debt securities. Common and preferred stocks represent equity ownership in a company. Stock markets are volatile. The price of equity securities will fluctuate and can decline and reduce the value of an investment in equities. The price of equity securities fluctuates based on changes in a company’s financial condition and overall market and economic conditions. The value of equity securities purchased by a Fund could decline if the financial condition of the companies decline or if overall market and economic conditions deteriorate. Even investments in high quality or “blue chip” equity securities or securities of established companies with large market capitalizations (which generally have strong financial characteristics) can be negatively impacted by poor overall market and economic conditions. Companies with large market capitalizations may also have less growth potential than smaller companies and may be able to react less quickly to changes in the marketplace. Convertible securities, like fixed-income securities, tend to increase in value when interest rates decline and decrease in value when interest rates increase. Convertible securities with longer maturities tend to be more sensitive in changes to interest rates and more volatile than convertible securities with shorter maturities.

Foreign Securities Risk Investments in the securities of non-US issuers are subject to all the risks of investing in the market of such issuers, including market fluctuations, caused by economic and political developments. As a result of investing in foreign securities, the Fund may be subject to increased risk of loss caused by any of the factors listed below:

Unstable political, social and economic conditions;

Lower levels of liquidity and market efficiency;

Greater securities price volatility;

Currency exchange rate fluctuations, exchange control and restrictions or prohibitions on the repatriation of foreign currencies;

Less availability of adequate or accurate public information about issuers;

Limitations on foreign ownership of securities;

Imposition of withholding or other taxes;

Imposition of restrictions on the expatriation of the funds or other assets of the Fund

Higher transaction and custody costs and delays in settlement procedures;

Difficulties in enforcing contractual obligations;

Lower levels of regulation of the securities market;

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SUMMARY OF PRINCIPAL RISKS

Weaker accounting, disclosure and reporting requirements;

Legal principles relating to corporate governance, directors; fiduciary duties and liabilities and stockholders’ rights in markets in which the Fund invests may not be as extensive as those that apply in the United States.

Government Sponsored Enterprises (“GSE”) Risk Certain GSEs (such as Freddie Mac, Fannie Mae, and FHLB), although sponsored or chartered by the U.S. Government, are not funded by the U.S. Government and the securities they issue are not guaranteed by the U.S. Government. GSE debt is generally considered to be of high credit quality due to the implied backing of the U.S. Government, but ultimately it is the sole obligation of its issuer. For that reason, GSEs are considered to carry somewhat greater credit risk than securities issued by the U.S. Treasury or government agencies that carry the full faith and credit of the U.S. Government.

Growth Stocks Growth-oriented stocks may be more sensitive to changes in current or expected earnings than other stocks. The market prices of companies believed to have good prospects for revenues and earnings growth tend to reflect those expectations. When it appears those expectations will not be met, the prices of these securities typically fall.

Investments in Other Investment Companies Risk A Fund may invest in shares of other investment companies, such as mutual funds, ETFs, HOLDRs, UITs and closed-end funds, to gain exposure to a particular portion of the market rather than purchase securities directly. Investing in another investment company exposes the Fund to all the risks of that investment company, and, in general, subjects it to a pro rata portion of the other investment company’s fees and expenses.

Liquidity Risk Liquidity risk is financial risk due to uncertain liquidity. An institution might lose liquidity if its credit rating falls, it experiences sudden unexpected cash outflows, or some other event causes counterparties to avoid trading with or lending to the institution. A firm is also exposed to liquidity risk if markets on which it depends are subject to loss of liquidity. Derivative based securities and privately issued mortgage-related securities and other asset-backed securities, which do not have a government or government-sponsored guarantee, that are subject to substantial market and credit risk may have greater liquidity risk. Less liquid securities may trade infrequently, trade at a smaller volume and be quite volatile. This means that they may be harder to purchase or sell at a fair price or quickly enough to prevent or minimize loss.

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SUMMARY OF PRINCIPAL RISKS

Lower Rated Debt Securities Risk Debt securities rated lower than BBB by S&P or lower than Baa by Moody’s are commonly referred to as “junk bonds.” Junk bonds involve greater risks of default or downgrade and are more volatile than investment grade securities. Junk bonds involve greater risk of price declines than investment grade securities due to actual or perceived changes in an issuer’s creditworthiness. In addition, issuers of junk bonds may be more susceptible than other issuers to economic downturns. Junk bonds are subject to the risk that the issuer may not be able to pay interest or dividends and ultimately to repay principal upon maturity. Discontinuation of these payments could substantially adversely affect the market value of the security.

Because of its concentration in investments in junk bonds, the High Yield Bond Fund is subject to substantial credit risk. Credit quality in the high yield bond market can change suddenly and unexpectedly, and even recently issued credit ratings may not fully reflect the actual risks of a particular high yield bond. The Funds’ Money Managers will not rely solely on ratings issued by established credit rating agencies, but will utilize these ratings in conjunction with their own independent and ongoing credit analysis. For a description of ratings and a more detailed description of lower-rated debt securities, see the SAI.

Management Risk The strategy that the Manager or Money Manager uses may fail to produce the intended result or the Money Manager’s judgment about the attractiveness of a particular sector or security may prove to be incorrect.

Market Risk Securities markets are volatile and can decline significantly in response to issuer, political, market and economic developments. Historically, markets have moved in cycles, and the value of the Fund’s securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is a principal risk of investing in the Fund.

Mortgage-related and Other Asset-backed Securities Risk A mortgage-backed security, which represents an interest in a pool of assets such as mortgage loans, will mature when all the mortgages in the pool mature or are prepaid. Therefore, mortgage-backed securities do not have a fixed maturity, and their expected maturities may vary when interest rates rise or fall.

Rising interest rates tend to extend the duration of mortgage-related securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, a Fund that holds mortgage-backed securities may exhibit additional volatility. This is known as extension risk. In addition, mortgage-backed securities are subject to prepayment risk. When interest rates decline, borrowers may pay off their mortgages sooner than expected. This can reduce the returns of the Fund because the Fund will have to reinvest that money at the lower prevailing interest rates.

A Fund’s investments in asset-backed securities are subject to risks similar to those associated with mortgage-related securities, as well as additional risks associated with the nature of the assets and the servicing of those assets. Asset-backed securities present credit risks that are not presented by mortgage-backed securities because asset-backed securities generally do not have the benefit of a security interest in collateral that is comparable in quality to mortgage assets. If the issuer of an asset-backed security defaults on its payment obligations, there is the possibility that, in some cases, a Fund will be unable to possess and sell the underlying collateral and that a Fund’s recoveries on repossessed collateral may not be available to support payments on the security. In the event of a default, a Fund may suffer a loss if it cannot sell collateral quickly and receive the amount it is owed.

Non-Diversification Risk A Fund that is classified as a non-diversified fund under the 1940 Act may invest a larger percentage of its assets in the securities of a smaller number of issuers than a “diversified” fund. The investment of a large percentage of a Fund’s assets in the securities of a small number of issuers causes greater exposure to each of those issuers than for a more diversified fund and may cause the Fund’s share price to fluctuate more than that of a diversified fund.

No Operating History Risk A newly organized fund that has not operated for a full fiscal year has no prior operating history by which an investor could evaluate performance.

Portfolio Turnover Risk A Fund that engages in frequent and active trading of portfolio securities to achieve its investment objective is subject to a high portfolio turnover rate. A high portfolio turnover rate (100% or more) generally involves correspondingly greater expenses, including brokerage commissions and other transactional costs, which may have an adverse impact on performance. A Fund’s portfolio turnover rate will vary from year to year.

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SUMMARY OF PRINCIPAL RISKS

Repurchase Agreements Repurchase agreements are transactions in which an institution sells the Fund a security at one price, subject to the Fund’s obligation to resell and the selling institution’s obligation to repurchase that security at a higher price normally within a seven day period. Each repurchase agreement entered into by the Fund will be fully collateralized at all times during the period of the agreement by securities in which the Fund can invest. There may be both delays in liquidating the underlying security and risks of loss if the seller is unable to meet its obligation to repurchase including (a) possible decline in the value of the underlying security during the period while the Fund seeks to enforce its rights thereto, (b) possible lack of access to income on the underlying security during this period and (c) expenses of enforcing its rights.

Small to Mid Cap Company Risk The smaller and medium capitalization companies in which the Fund invests may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, small companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small cap and medium cap stocks may be more volatile than those of larger companies. Small cap stocks may be traded over the counter or listed on an exchange.

Tax Risk The federal income tax treatment of the complex securities in which the Fund may invest may not be clear or may be subject to recharacterization by the IRS. It could be more difficult to comply with the tax requirements applicable to regulated investment companies if the tax characterization of investments or the tax treatment of the income from such investments were successfully challenged by the IRS. Any such failure to comply with the rules applicable to regulated investment companies could make it more difficult for the Fund itself to comply with such rules. In addition, a Fund’s use of derivatives may cause the Fund to realize higher amounts of short-term capital gains (generally taxed at ordinary income tax rates) than if the Fund had not used such instruments.

Value Stocks Risk Although the Fund may invest in securities that the Money Manager believes to be undervalued, such securities may, in fact, be appropriately priced. There is no guarantee that the price of a security believed to be undervalued will not decline. In addition, the markets may favor growth stocks over stocks that are undervalued.

As with any mutual fund, you could lose money on your investment in the Fund. An investment in a Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

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MANAGEMENT, ORGANIZATION AND CAPITAL STRUCTURE

On the following pages is information on Forward Management and each Fund’s Money Manager and a description of how Forward Management and each Money Manager is compensated for the services it provides.

A detailed discussion regarding factors considered and the basis of the Board of Trustees’ approval of the Funds’ investment advisory contracts is contained in the Funds’ Annual Report to shareholders for the fiscal year ended December 31, 2008.

Each Fund paid the following management fees in fiscal year 2008 (reflected as a percentage of average net assets) to the Fund’s investment advisor and/or the Fund’s Money Manager. The Frontier Markets Fund commenced investment operations on December 31, 2008 and is not reflected in this table.

FUND	TOTAL ANNUAL MANAGEMENT FEES (as a percentage of daily net assets) FOR FISCAL YEAR 2008	ANNUAL MANAGEMENT FEE TO INVESTMENT ADVISOR* (as a percentage of daily net assets) FOR FISCAL YEAR 2008	ANNUAL FEE TO MONEY MANAGER (as a percentage of daily net assets) FOR FISCAL YEAR 2008

Allocation Funds	0.10%	0.10%	N/A
Growth	0.71%	0.45%	0.26%
High Yield Bond	0.61%	0.36%	0.25%
International Equity	0.86%	0.55%	0.31%
Investment Grade Fixed-Income [1]	0.54%	0.33%	0.21%
Mortgage Securities	0.61%	0.36%	0.25%
Small to Mid Cap	1.00%	0.60%	0.40%
Strategic Alternatives Fund	0.70%	0.70%	N/A
U.S. Government Money	0.08%	0.08%	N/A
Value	0.69%	0.45%	0.24%

* Forward Management became the Funds’ investment advisor on September 1, 2008. Payments of management fees prior to that date were made to the Funds’ previous investment advisor, Accessor Capital Management LP.

[1] Effective May 1, 2009, the Accessor Short-Intermediate Fixed-Income Fund was reorganized into the Accessor Intermediate Fixed-Income Fund and the name of the Accessor Intermediate Fixed-Income Fund was changed to the Accessor Investment Grade Fixed-Income Fund.

Manager Forward Management, LLC, 433 California Street, 11th Floor, San Francisco, CA 94104

Forward Management develops the investment programs for the Funds, selects the Money Managers for the Underlying Funds, and monitors the performance of the Money Managers. In addition, Forward Management directly invests the assets of the Allocation Funds, the Frontier Markets Fund and the U.S. Government Money Fund.

An Investment Committee consisting of Nathan J. Rowader, Director of Investments, Jim O’Donnell, CFA, President of Forward Asset Management and Chief Administrative Officer of Forward Management, Paul Herber, CFA, Investment Officer, and Justin H. Roberge, Investment Analyst, is primarily responsible for the day-to-day management of the Funds either directly or through interaction with each Fund’s Money Manager. Information concerning the members of the Investment Committee is provided below under the heading “Allocation Funds, Frontier Markets Fund and U.S. Government Money Fund.”

Forward Management and the Accessor Funds have received an exemptive order from the SEC that permits Forward Management, subject to the approval of the Board of Trustees, to hire and terminate non-affiliated sub-advisors or to materially amend existing sub-advisory agreements with non-affiliated sub-advisors for the Funds without shareholder approval. Pursuant to such exemptive relief, shareholders of the affected Fund will be notified of the hiring of a sub-advisor or sub-advisor changes within 90 days after the effective date of such change.

Each Fund pays Forward Management an annual management fee for providing management equal to the percentage of each Fund’s average daily net assets as shown above under “Annual Management Fee to Investment Advisor.”

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MANAGEMENT, ORGANIZATION AND CAPITAL STRUCTURE

Forward Management has entered into a subadvisory agreement with each Money Manager and Accessor Funds on behalf of the respective Underlying Fund, whereby the Fund pays the Money Manager a subadvisory fee. For the High Yield Bond, International Equity, Investment Grade Fixed-Income, Mortgage Securities and Small to Mid Cap Funds, this fee is a fixed rate. The Money Managers for the Value and Growth Funds are compensated based, in part, on their performance and each subadvisory agreement contains a fulcrum fee arrangement.

A fulcrum fee has two parts, a base fee and a performance fee. In a typical fulcrum fee arrangement, the base fee is the predetermined rate at which the subadviser is paid when its net performance is in line with that of the fund’s benchmark. The base fee is adjusted up or down by the performance fee, which is derived by comparing net fund performance versus that of the fund’s benchmark over a rolling twelve-month period, in accordance with predetermined rates of adjustment. In a fulcrum fee arrangement, a subadviser is rewarded for outperformance or penalized for underperformance in equal measure. Depending on a fund’s net performance versus its benchmark, the subadviser will receive a fee adjustment in accordance with a formula that equates a percentage of out or underperformance to a percentage of fee increases or decreases, respectively. This formula has matching maximum and minimum ranges in which the fees can be adjusted. Also typical of most fulcrum fee arrangements is that there is no adjustment to the base fee in the first twelve months. In addition, most fulcrum fees employ a “null zone” around the base fee, whereby very small differences in performance versus the benchmark will not trigger a fee increase or decrease. The basic idea of a fulcrum fee is that when fund performance is bad, the adviser or subadviser should sacrifice some of its fee, and when fund performance is good, the fee will increase while still permitting shareholders to reap most of the profit.

Under a fulcrum fee arrangement, it is possible that a fund could pay a subadviser more than the base fee, even though the performance of both the fund and the fund’s benchmark is negative. This situation may occur when the decline in the performance of the benchmark is greater than the decline in the fund’s net performance.

Transfer Agent Each Fund has hired ALPS Fund Services, Inc. (the “Transfer Agent”) to provide transfer agent, registrar, dividend disbursing agent and certain other services to the Funds. Effective May 1, 2009 through April 30, 2010, Forward Management has contractually agreed to pay the Allocation Funds’ transfer agency fees.

Distributor SEI Investments Distribution Company (“Distributor”), One Freedom Valley Drive, Oaks, Pennsylvania 19456.

ALLOCATION FUNDS, FRONTIER MARKETS FUND & U.S. GOVERNMENT MONEY FUND

Manager Forward Management, LLC (“Forward Management”), 433 California Street, 11th Floor, San Francisco, CA 94104

Forward Management has managed the Allocation Funds and the U.S. Government Money Fund since September 1, 2008, and has managed the Frontier Markets Fund since it commenced investment operations on December 31, 2008. Forward Management was founded in 1997.

An Investment Committee is primarily responsible for the management of the Allocation Funds, the Frontier Markets Fund and the U.S. Government Money Fund. The members of the Investment Committee are Nathan J. Rowader, Director of Investments, Jim O’Donnell, CFA, President of Forward Asset Management and Chief Administrative Officer of Forward Management, Paul Herber, CFA, Investment Officer, and Justin H. Roberge, Investment Analyst.

Mr. Rowader has been with Forward Management since September 1, 2008 as the Director of Investments. Mr. Rowader has primary responsibility for the investment decisions and day-to-day management for the Allocation Funds and co-primary responsibility for the investment decisions and day-to-day management for the Frontier Markets Fund and the U.S. Government Money Fund. Prior to joining Forward Management, Mr. Rowader was with Accessor Capital Management from February 2007, as Investment Officer and member of Accessor’s Investment Committee; from December 2007, as Senior Investment Officer; and from February 2008 as Chief Investment Officer. Prior to Accessor Capital Management, Mr. Rowader was a Risk Management Analyst at OppenheimerFunds from 2005 to February 2007 and a Fund Analyst at OppenheimerFunds from 2004 to 2005. Prior to the OppenheimerFunds, Mr. Rowader served as a Financial Consultant at Linsco/Private Ledger from 2003 to 2004 and as a Senior Project Manager at WallStreetOnDemand from 1998 to 2003. Mr. Rowader received his MBA with a concentration in Finance from the University of Colorado. Mr. Rowader has managed the Allocation Funds and the U.S. Government Money Fund since February 2007, and has managed the Frontier Markets Fund since its inception.

Mr. O’Donnell has been with Forward Management since July 2006 as Chief Administrative Officer and as President of Forward Asset Management since May 2008. Mr. O’Donnell has overall responsibility for asset

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MANAGEMENT, ORGANIZATION AND CAPITAL STRUCTURE

management at Forward Management, including the Allocation Funds, the Frontier Markets Fund and the U.S. Government Money Fund. From September 2001 to October 2002 and from February 2004 to May 2006, Mr. O’Donnell was an Analyst with Meisenbach Capital, conducting fundamental and financial analysis for a hedge fund portfolio. Between November 2002 and February 2004, Mr. O’Donnell was a consultant with Rainmaker Alliance, consulting with venture capital and start-up firms on financial models, projections and business strategy. From April 1993 to August 2001, Mr. O’Donnell served in various roles for Nicholas-Applegate Capital Management, including Investment Officer and Portfolio Manager responsible for stock selection and financial analysis for large cap, mid cap and small cap portfolios. Mr. O’Donnell is a Chartered Financial Analyst and holds an MBA. Mr. O’Donnell has managed the Allocation Funds and the U.S. Government Money Fund since September 2008, and has managed the Frontier Markets Fund since its inception.

Mr. Herber has been with Forward Management since September 1, 2008 as an Investment Officer. Mr. Herber has co-primary responsibility for the investment decisions and day-to-day management for the Frontier Markets Fund. Prior to joining Forward Management, Mr. Herber was with Accessor Capital Management since February 2008 as an Investment Officer and member of Accessor’s Investment Committee. Prior to Accessor Capital Management, Mr. Herber was a Research Analyst at Wexford Capital Management from February 2006 to January 2008; the owner and operator of Genesis Games and Gizmos from June 2004 to January 2006; and a research associate at Capital International from June 2002 through May 2004. Mr. Herber has been a CFA Charterholder since 2003. Mr. Herber has managed the Allocation Funds and the U.S. Government Money Fund since February 2008, and has managed the Frontier Markets Fund since its inception.

Mr. Roberge has been with Forward Management since September 1, 2008 as Investment Analyst. Mr. Roberge has co-primary responsibility for the investment decisions and day-to-day management of the U.S. Government Money Fund. Prior to joining Forward Management, Mr. Roberge was with Accessor Capital Management since April 2002 as an Operations Associate, from June 2004 to December 2006 as a Junior Investment Analyst, and from December 2006 as an Investment Analyst. Prior to Accessor Capital Management, Mr. Roberge was a Registered Representative at Diversified Financial Concepts from September 2001 to April 2002 and an Operations Associate at Harris Investor Line from March 2000 to September 2001. Mr. Roberge has managed the Allocation Funds and the U.S. Government Money Fund since January 2007, and has managed the Frontier Markets Fund since its inception.

The SAI provides additional information about the compensation of each of the portfolio managers, other accounts managed, and ownership of securities in the Funds.

Forward Management directly invests the assets of the Allocation Funds, the Frontier Markets Fund and the U.S. Government Money Fund. Forward Management receives no additional fee beyond its management fee, as previously described, for these services.

GROWTH FUND

Money Manager Smith Asset Management Group, LP, 100 Crescent Court, Suite 1150, Dallas, TX 75201

Smith Asset Management Group, LP (“Smith Group”) has managed the Growth Fund since September 21, 2007. Founded in 1995, Smith Group has approximately $3.6 billion in assets under management as of December 31, 2008.

The Growth Fund is team-managed by the Smith Group. As Chief Investment Officer, Stephen S. Smith, CFA, directs the portfolio management team in implementing the investment process he designed. The team employs a process that combines quantitative and traditional research criteria that Stephen S. Smith, CFA has executed for over 25 years.

Stephen S. Smith, CFA, John D. Brim, CFA, Royce W. Medlin, CFA, William Ketterer, CFA, and A. Michelle Pryor, CFA have been jointly and primarily responsible for the day-to-day management of the Growth Fund since September 21, 2007.

Stephen S. Smith, CFA, CEO and Chief Investment Officer, is the founder of Smith Asset Group. Since the firm’s founding in 1995, he has served as both chief executive officer and chief investment officer. He began his investment management career as a portfolio manager with Wachovia Bank in 1976. In 1983 he joined the predecessor to Bank of America, where he held a variety of senior investment management positions.

John D. Brim, CFA, Portfolio Manager, joined Smith Group in March 1998. Mr. Brim has been a Senior Portfolio Manager with Smith Group since 2003 and is responsible for equity research within the health care sector. From

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MANAGEMENT, ORGANIZATION AND CAPITAL STRUCTURE

April 1997 to March 1998, he was a manager within the Institutional Investment Consulting Group of Deloitte & Touche, LLP. From June 1990 to April 1997, he held a variety of positions, including senior client manager, with NationsBank Asset Management in Dallas.

Royce W. Medlin, CFA, Portfolio Manager, joined Smith Group in January 2006 as a Senior Portfolio Manager. Prior to joining Smith Group, he was President and Portfolio Manager of Belmont Wealth Management where he worked from 2002 to 2005. From 1991 to 2002, he served as a portfolio manager at U.S. Trust in Dallas and Team Bank Trust Investments in Fort Worth.

William Ketterer, CFA, Portfolio Manager, joined Smith Group in January of 2007 as a Senior Portfolio Manager. From March 1999 to January 2007, he served as Senior Vice President and Portfolio Manager with The Private Bank at Bank of America where he managed portfolios for institutions and high net worth individuals. From 1993 to 1999, he worked in corporate development within the healthcare industry. Prior to 1993, he was Vice President and General Manager of a west coast startup.

A. Michelle Pryor, CFA, Portfolio Manager, joined Smith Group in April 1998. Ms. Pryor has been a Senior Portfolio Manager with Smith Group since 2003 and is responsible for equity research within the consumer discretionary sector. Prior to joining the company, she was a trading assistant for Bell Fundamental Futures, L.L.C., a commodity-trading advisor, in Memphis, Tennessee.

The SAI provides additional information about the compensation of each of the portfolio managers, other accounts managed, and ownership of securities in the Funds.

Beginning on September 21, 2007, the Fund agreed to pay Smith Group a management fee composed of a monthly base fee (the “Base Fee”) payable at an annual rate of 0.25%.of the Fund’s average daily net assets over such month and a performance fee adjustment (the “Performance Fee Adjustment”) based on the average net assets of the Fund over a 12-month rolling period. The Performance Fee Adjustment will be calculated monthly by (i) determining the difference in performance between the Advisor Class shares of the Fund and the Fund’s benchmark index (the “Performance Difference”); (ii) using the Performance Difference to determine the performance adjustment rate (“Performance Adjustment Rate”); and (iii) applying the Performance Adjustment Rate to the average daily net assets of the Fund during a rolling 12-month comparison period. For the period from September 21, 2007 through September 20, 2008, the Money Manager was paid at the Base Fee without regard to any Performance Fee Adjustment. The Performance Adjustment Rate will increase or decrease proportionately with the Performance Difference. To the extent that the Performance Difference falls within a null zone that is equal to plus 1.00% or minus 1.00%, the Performance Adjustment Rate shall be zero and there shall be no Performance Fee Adjustment. The Performance Adjustment Rate shall not exceed an absolute value of 0.15% and shall be made when the Performance Difference reaches plus or minus 3.50%. Therefore, the minimum possible annual fee payable to the Money Manager will be 0.10% and the maximum possible annual fee will be 0.40%.

The chart below illustrates how the Money Manager’s fees are calculated. Because of the higher expenses associated with A Class, C Class and Investor Class shares, the performance of Institutional Class shares is generally better. (Although once it commences operations, the Z Class will have lower expenses which may result in higher performance than the Fund’s Institutional Class). Regardless of any differences in performance among different share classes, a Performance Adjustment Rate will be determined using the performance of the Fund’s Institutional Class.

HIGH YIELD BOND FUND

Money Manager First Western Investment Management, Inc. (“First Western”), 1900 Avenue of the Stars, Suite 900, Los Angeles, California 90067

First Western acquired the investment advisory business of Financial Management Advisors, LLC (“FMA”) on June 1, 2008. FMA had managed the High Yield Bond Fund since May 1, 2000. First Western is the principal investment advisory subsidiary of First Western Financial, Inc. First Western has approximately $1.5 billion of assets under management as of December 31, 2008 and First Western Financial, Inc. has approximately $2 billion of assets under management as of December 31, 2008.

Mr. Steven S. Michaels has been directly responsible for the day-to-day management of the Fund since May 1, 2000 through his association with FMA. Mr. Michaels is Managing Director of High Yield

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at First Western, with 20 years of industry experience and had served as a member of the professional investment staff at FMA for 18 years. Mr. Michaels’ responsibility over the last 14 years include high yield fixed income portfolio management and directing the firm’s credit research. Mr. Michaels, assisted by First Western’s Fixed Income Team, manages the Fund utilizing First Western’s risk management analytics to regularly evaluate the composition of the Fund and implements investment strategies that leverage the individual expertise of the team members.

The SAI provides additional information about the compensation of each of the portfolio managers, other accounts managed, and ownership of securities in the Funds.

As compensation for the Money Manager’s services, the Fund has agreed to pay the Money Manager, a fee, computed daily and paid quarterly at the annual rate of 0.25% of the aggregate daily net assets of the Fund.

INTERNATIONAL EQUITY FUND

Money Manager Lazard Asset Management LLC, 30 Rockefeller Plaza, New York, NY 10112

Lazard Asset Management LLC (“Lazard”) has managed the Fund since December 1, 2008. Lazard is a subsidiary of Lazard Freres & Co., LLC, a global investment bank. Lazard is an investment adviser registered with the SEC and manages investments for corporations, endowments, public and private pension funds, individuals, private investment funds and mutual funds, with $80 billion in assets under management as of December 31, 2008.

Lazard uses a team approach to managing the Fund. Paul Moghtader, CFA, serves as the lead portfolio manager and Taras Ivanenko, CFA, Peter Kashanek, Alex Lai, CFA, and Craig Scholl, CFA, serve as back-up portfolio managers. Investment decisions are made jointly by the team.

Paul Moghtader, CFA, Director, Portfolio Manager/Analyst. Mr. Moghtader is a Portfolio Manager/Analyst on Lazard’s Global Quantitative Equity team. He began working in the investment field in 1992. Prior to joining Lazard in 2007, Mr. Moghtader was Head of the Global Active Equity Group and a Senior Portfolio Manager at State Street Global Advisors (SSgA) from 1998-2007. At SSgA, Mr. Moghtader was the senior manager responsible for the research and portfolio management of all multi-regional active quantitative equity strategies. Previously, Mr. Moghtader was an analyst at State Street Bank. He began his career at Dain Bosworth as a research assistant. Mr. Moghtader has a Master of Management (MM) from Northwestern University and a BA in Economics from Macalester College.

Taras Ivanenko, CFA, Senior Vice President, Portfolio Manager/Analyst. Mr. Ivanenko is a Portfolio Manager/Analyst on Lazard’s Global Quantitative Equity team. He began working in the investment field in 1995. Prior to joining Lazard in 2007, Mr. Ivanenko was a Senior Portfolio Manager in the Global Active Equity group at State Street Global Advisors (SSgA) from 2002. Earlier at SSgA, he was a Principal and Senior Application Development Architect in the Equity Systems group. Previously, Mr. Ivanenko was an analyst in Quantitative Research and Trading Systems at Oxbridge Research. He has a Ph.D. in Physics from Massachusetts Institute of Technology and an Engineer-Physicist degree from Moscow Physical-Technical Institute.

Peter Kashanek, Senior Vice President, Client Portfolio Manager/Analyst. Mr. Kashanek is a Client Portfolio Manager/Analyst on Lazard’s Global Quantitative Equity team. He began working in the investment field in 1994. Prior to joining Lazard in 2007, Mr. Kashanek was a Principal and a Portfolio Manager in the Global Active Equity group at State Street Global Advisors (SSgA) from 2005-2007. Previously, Mr. Kashanek was an investment analyst in the Institutional Equity Research Group at Bank of Montreal where he focused on global energy companies 2003-2004. Prior to that, he was an Associate in the Global Equity Research Group at Deutsche Bank Securities. Mr. Kashanek also worked at Reliant Energy in Houston as a member of its Corporate Development team. Mr. Kashanek has an MBA with a concentration in Finance from Vanderbilt University and a BA in Government from St. Lawrence University.

Alex Lai, CFA, Vice President, Portfolio Manager/Analyst. Mr. Lai is a Portfolio Manager/Analyst on Lazard’s Global Quantitative Equity team. He began working in the investment field in 2002. Prior to joining Lazard in 2008, Mr. Lai was a Vice President and Quantitative Portfolio Manager in the Global Active Equity group at State Street Global Advisors (SSgA) from 2003. Prior to that, Mr. Lai was an investment-banking analyst at Barclays Capital Asia in Hong Kong. He has a BBA (Hons) in Finance and Accounting from the University of Michigan, Ann Arbor.

Craig Scholl, CFA, Director, Portfolio Manager/Analyst. Mr. Scholl is a Portfolio Manager/Analyst on Lazard’s Global Quantitative Equity team. He began working in the investment field in 1984. Prior to joining Lazard in 2007,

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Mr. Scholl was a Principal and a Senior Portfolio Manager in the Global Active Equity group at State Street Global Advisors (SSgA) from 2000. Previously he was Managing Director of Public Equities for the Virginia Retirement System, where he was responsible for internally and externally managed portfolios. Prior to that, Mr. Scholl was a pension investment manager for two large corporations. He also worked as a consultant with InterSec Research and a vice president in data analytics at Lynch, Jones & Ryan. Mr. Scholl has a BS in Finance and Public Communications from Syracuse University. He is a member of the CFA Institute and the Boston Security Analysts Society.

The SAI provides additional information about the compensation of each of the portfolio managers, other accounts managed, and ownership of securities in the Fund.

As compensation for the Money Manager’s services, effective December 1, 2008, the Fund has agreed to pay the Money Manager a fee, computed daily and paid monthly, at the annual rate as set forth below of the aggregate daily net assets of the Fund:

0.45% on the first $500,000,000
0.425% on the next $500,000,000
0.40% above $1,000,000,000

Prior to Lazard, the Money Manager was Pictet Asset Management Limited (“Pictet”), Moor House - Level 11, 120 London Wall, GB-London EC2Y 5ET, from October 1, 2005 through November 30, 2008. As compensation for Pictet’s service, effective May 1, 2007, the Fund agreed to pay Pictet a management fee comprised of a monthly base fee (the “Base Fee”) payable at an annual rate of 0.45% of the Fund’s average daily net assets over such month and a performance fee adjustment (the “Performance Fee Adjustment”) based on the average net assets of the Fund over a 12-month rolling period. The Performance Fee Adjustment was calculated monthly by (i) determining the difference in performance between the Institutional Class shares of the Fund and the Fund’s benchmark index (the “Performance Difference”); (ii) using the Performance Difference to determine the performance adjustment rate (“Performance Adjustment Rate”); and (iii) applying the Performance Adjustment Rate to the average daily net assets of the Fund during a rolling 12-month comparison period. For the period from May 1, 2007 through April 30, 2008, Pictet was paid at the Base Fee without regard to any Performance Fee Adjustment. The Performance Adjustment Rate increased or decreased proportionately with the Performance Difference. To the extent that the Performance Difference falls within a null zone that is equal to plus 1.50% or minus 1.50%, the Performance Adjustment Rate was zero and there was no Performance Fee Adjustment. The Performance Adjustment Rate was not to exceed an absolute value of 0.20% and was made when the Performance Difference reached plus or minus 3.50%. Therefore, the minimum possible annual fee payable to Pictet was 0.25% and the maximum possible annual fee was 0.65%.

INVESTMENT GRADE FIXED-INCOME FUND (formerly, the Intermediate Fixed-Income Fund)

Money Manager Pacific Investment Management Company LLC (PIMCO), 840 Newport Center Drive, Suite 360, Newport Beach, CA 92660

PIMCO has managed the Investment Grade Fixed-Income Fund since May 19, 2008. PIMCO* was founded in Newport Beach, California in 1971. PIMCO is one of the world’s largest fixed income managers, with a presence in every major global bond market. PIMCO started as a subsidiary of Pacific Life Insurance Company to manage separate accounts for institutional clients. Today, the PIMCO Group’s global client base is served from offices in New York, Singapore, Tokyo, London, Sydney, Munich, Toronto, Hong Kong, and Newport Beach. PIMCO has approximately $747 billion in assets under management as of December 31, 2008.

PIMCO’s fixed income portfolio group works on a team or consensus basis, so all accounts with similar objectives will have similar structures. The group’s structure can best be described as a hub and spoke system, with seven senior generalist portfolio managers being the hub, receiving input from many specialists. The sector specialists relay information, provide strategic ideas and trading strategies and assist with execution. One generalist is assigned to each of PIMCO’s accounts. Chris Dialynas is the portfolio manager responsible for the day-to-day investment decisions of the fund. Mr. Dialynas is a Managing Director, portfolio manager, and a senior member of PIMCO’s investment strategy group. He joined PIMCO in 1980 and has been a Managing Director and Senior Portfolio Manager since 1985. Mr. Dialynas has written extensively and lectured on the topic of fixed income investing. He served on the Editorial Board of The Journal of Portfolio Management and was a member of Fixed Income Curriculum Committee of the Association for Investment Management and Research. He has twenty-nine years of investment experience and holds a bachelor’s degree in economics from Pomona College, and holds an MBA in finance from The University of Chicago Graduate School of Business.

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The SAI provides additional information about the compensation of the portfolio manager, other accounts managed, and ownership of securities in the Fund.

As compensation for the Money Manager’s services, each Fund has agreed to pay the Money Manager a fee, computed daily and paid monthly, at the annual rate of 0.25% of the aggregate daily net assets of each Fund.

Prior to PIMCO, the Money Manager was Cypress Asset Management (“Cypress”), 26607 Carmel Center Place, Carmel, CA, from September 21, 1998 through May 18, 2008. As compensation for Cypress’ service, from June 1, 2007 through May 18, 2008, each Fund agreed to pay Cypress a fee, computed daily and paid quarterly at the annual rate of 0.15% of the aggregate daily net assets of each Fund.

* Includes PIMCO’s global affiliates, as appropriate.

MORTGAGE SECURITIES FUND

Money Manager BlackRock Financial Management, Inc. (“BlackRock”), 40 E. 52nd Street, New York, NY 10022

BlackRock or its predecessors have managed the Mortgage Securities Fund since May 18, 1992. Founded in 1988, BlackRock has approximately $1.31 trillion in assets under management as of December 31, 2008.

BlackRock’s Investment Strategy Group has primary responsibility for setting the broad investment strategy and for overseeing the ongoing management of all client portfolios. Andrew J. Phillips, Managing Director, has been primarily responsible for the day-to-day management and investment decisions for the Mortgage Securities Fund. While Mr. Phillips is supported by the Investment Strategy Group, he is responsible for the investment decisions of the Fund. Mr. Phillips has been a Managing Director of BlackRock since 1999. Mr. Phillips is co-head of US Fixed Income within BlackRock’s Fixed Income Portfolio Management Group and a member of the Leadership Committee. He is responsible for the consistent implementation of investment strategies across all total return accounts. He is Chairman of the monthly Account Review Meeting, which examines performance, compliance, and operations for all client portfolios. Mr. Phillips is also a member of the mortgage securities team and previously served as the lead sector specialist before assuming his current responsibilities. Mr. Phillips has been a member of BlackRock’s fixed income team since 1991.

The SAI provides additional information about the compensation of each of the portfolio managers, other accounts managed, and ownership of securities in the Funds.

As compensation for the Money Manager’s services, the Fund has agreed to pay the Money Manager, a fee, computed daily and paid quarterly at the annual rate as set forth below of the aggregate daily net assets of the Fund:

0.25% of the first $100,000,000
0.20% of the next $100,000,000
0.15% above $200,000,000

SMALL TO MID CAP FUND

Money Manager Los Angeles Capital Management and Equity Research, Inc. (“LA Capital”), 11150 Santa Monica Blvd., Suite 200, Los Angeles, California 90025

LA Capital has managed the Small to Mid Cap Fund since June 2, 2008. LA Capital is registered with the Securities and Exchange Commission as an investment advisor under the Investment Advisers Act of 1940. As of December 31, 2008, LA Capital managed approximately $4.4 billion in assets.

A team of investment professionals manages the portion of the Small to Mid Cap Fund’s assets allocated to LA Capital. The portfolio management team consists of Thomas D. Stevens, CFA, Hal Reynolds, CFA, David Borger, CFA, Stuart Matsuda and Christine Kugler. Thomas Stevens, Chairman, is responsible for developing and managing the firm’s resources for research, portfolio management, trading, operations, and relationship management. Hal Reynolds, Chief Investment Officer, chairs the Investment Committee and is responsible for the firm’s investment process. David Borger, Director of Research, is responsible for managing the firm’s research activities. Stuart Matsuda, Director of Trading, and Christine Kugler, Director of Implementation, are responsible for developing the firm’s trading strategies and implementing the trading program. All five members of the portfolio management team are principals of the firm and have been in the positions with LA Capital since the firm’s inception in 2002. All five members of the portfolio management team also serve on the Investment and Portfolio Review Committees. The Investment Committee is responsible for reviewing investment research in the areas of stock selection, risk management, portfolio construction, trading, and for approving all changes to the investment process. The Portfolio

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Review committee meets monthly and is responsible for monitoring the risk exposures of each portfolio to ensure compliance with written investment guidelines and the current outlook of the Dynamic Alpha stock selection model.

The SAI provides additional information about the compensation of each of the portfolio managers, other accounts managed, and ownership of securities in the Funds.

As compensation for the Money Manager’s services, the Fund has agreed to pay the Money Manager a fee, computed daily and paid monthly at the annual rate of 0.40% of the aggregate daily net assets of the Fund.

Prior to LA Capital, the Money Manager of the Fund was SSgA Funds Management, Inc. (“SSgA FM”), One Lincoln Street, Boston, MA 02111 from June 1, 2001 through June 1, 2008. As compensation for SSgA FM’s services, the Fund paid SSgA FM as follows: Prior to May 1, 2007, the Fund paid SSgA FM a fee, computed daily and paid quarterly at the annual rate of 0.35% of the average daily net assets of the Fund. From May 1, 2007 through September 30, 2007, the Fund paid SSgA FM a monthly base fee payable at an annual rate of 0.30% of the Fund’s average daily net assets. Beginning October 1, 2007, the Fund paid SSgA FM a monthly base fee payable at an annual rate of 0.40% of the Fund’s average daily net assets of the Fund over such month.

VALUE FUND

Money Manager Acadian Asset Management LLC, One Post Office Square, 20th Floor, Boston, MA 02109

Acadian has managed the Value Fund since March 1, 2007. Acadian has approximately $43 billion of assets under management as of December 31, 2008.

The core equity investment team oversees a single process that produces all core equity portfolios. This team consists of 14 portfolio managers. A lead manager is assigned to monitor adherence to client specific investment objectives. Constantine P. Papageorgiou, CFA, Vice President and Portfolio Manager is the lead manager for the Growth Fund since March 1, 2007. Mr. Papageorgiou has been a portfolio manager with Acadian since August 2006 and is a member of the global research and portfolio management team. Prior to Acadian, Mr. Papageorgiou was with the AlphaSimplex Group in Cambridge as Vice President, Research Scientist from 2002 to 2006 and a software engineer at iSpheres Corporation from 2001 to 2002.

Qi Zeng, CFA, Senior Vice President and Portfolio Manager, is the backup portfolio manager. Ms. Zeng has been a portfolio manager with Acadian since November 2006. Prior to Acadian, Ms. Zeng was the head of the global quantitative research team at State Street Global Markets from 2005 to 2006 and head of US quantitative strategy at Morgan Stanley from 1999 to 2005.

The SAI provides additional information about the compensation of the portfolio manager, other accounts managed, and ownership of securities in the Funds.

As compensation for the Money Manager’s service, the Fund has agreed to pay the Money Manager a management fee composed of a monthly base fee (the “Base Fee”) payable at an annual rate of 0.25% of the Fund’s average daily net assets over such month and a performance fee adjustment (the “Performance Fee Adjustment”) based on the average net assets of the Fund over a 12-month rolling period. The Performance Fee Adjustment will be calculated monthly by (i) determining the difference in performance between the Advisor Class shares of the Fund and the Fund’s benchmark index (the “Performance Difference”); (ii) using the Performance Difference to determine the performance adjustment rate (“Performance Adjustment Rate”); and (iii) applying the Performance Adjustment Rate to the average daily net assets of the Fund during a rolling 12-month comparison period. For the period from March 1, 2007 through February 29, 2008, the Money Manager was paid at the Base Fee without regard to any Performance Fee Adjustment. The Performance Adjustment Rate will increase or decrease proportionately with the Performance Difference. To the extent that the Performance Difference falls within a null zone that is equal to plus 0.75% or minus 0.75%, the Performance Adjustment Rate shall be zero and there shall be no Performance Fee Adjustment. Effective March 1, 2008, the Performance Adjustment Rate shall not exceed an absolute value of 0.05% and shall be made when the Performance Difference reaches plus or minus 3.25%. Therefore, the minimum possible annual fee payable to the Money Manager will be 0.20% and the maximum possible annual fee will be 0.30%.

The chart below illustrates how the Money Manager’s fees are calculated. Because of the higher expenses associated with A Class, C Class and Investor Class shares, the performance of Institutional Class shares is generally better. (Although once it commences operations, the Z Class will have lower expenses which may result in higher performance than the Fund’s Institutional Class). Regardless of any differences in performance among different share classes, a Performance Adjustment Rate will be determined using the performance of the Fund’s Institutional Class.

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A CLASS AND C CLASS SHARES - GENERAL

Except for the Investment Grade Fixed-Income Fund and Mortgage Securities Fund (which do not offer A Class Shares), the Frontier Markets Fund (which does not offer C Class Shares) and the Allocation Funds (which do not offer Z Class Shares), each Fund offers the following five classes of shares to the public through the Distributor: Investor Class, Institutional Class, Z Class, A and C Class Shares. The A Class Shares and C Class Shares of the Funds are offered in this prospectus. Institutional, Investor and Z Class Shares are offered through a separate prospectus. Each share class of a Fund represents investments in the same portfolio of securities, but each share class will differ principally in terms of sales charges and ongoing expenses, allowing you to choose the share class that best meets your current investment needs.

A Class Shares and C Class Shares are designed for people investing through a third party, such as a bank, broker dealer, a financial adviser, or in a 401(k) or other retirement plan. Third parties may impose policies or fees which are different from those described below. The services or share classes available to you may vary depending upon how you wish to purchase shares of a Fund. When you purchase shares of a Fund, you must choose a share class. If no share class is chosen, the Transfer Agent will reject your investment.

When choosing a share class you should consider the following:

How long you expect to own the shares;

How much you intend to invest;

Total expenses associated with owning shares of each class;

Whether you qualify for any reduction or waiver of sales charges (for example, A Class Shares may be a less expensive option over time if you qualify for a sales charge reduction or waiver); and

Whether you plan to take any distribution in the near future (for example, the contingent deferred sales charge is waived when taken through a systematic withdrawal plan).

A Class Shares may be appropriate for investors who prefer to pay a Fund’s sales charge up front, want to take advantage of the reduced sales charges available on larger investments and/or have a longer term investment horizon.

C Class Shares may be appropriate for investors who wish to avoid paying a front-end sales charge, put 100% of their investment dollars to work immediately and/or have a shorter term investment horizon.

Each investor’s financial considerations are different. You should speak with your financial adviser to help you decide which share class is best for you.

Sales personnel may receive different compensation for selling each share class. The sales charges applicable to each Class provides for the distribution financing of shares of that Class.

Minimum Initial Investment Amount for A Class and C Class Shares:

•	$2,000	for accounts enrolled in eDelivery
•	$2,000	for Coverdell Education Savings accounts
•	$500	for Automatic Investment Plan accounts
•	$4,000	for all other accounts

Subsequent investments for a Fund must be $100 or more. Financial intermediaries may charge their customers a transaction or service fee.

The initial investment must be accompanied by an appropriate account application. The Trust reserves the right to increase or decrease the minimum amount or maximum amount required to open and maintain an account, or to add to an existing account, without prior notice. The Trust may accept smaller purchase amounts (e.g., 401(k) plans, transfers in from trustees or the correction of errors) or reject any purchase order it believes may disrupt the management of a Fund. See the SAI for more information.

A CLASS SHARES – GENERAL

Sales Charges Front-End Sales Charge. A Class Shares are offered at net asset value per share plus a sales charge that is determined by the amount of your investment. The current sales charge schedule is:

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A CLASS AND C CLASS SHARES - GENERAL

FOR EQUITY FUNDS AND ALLOCATION FUNDS (EXCEPT INCOME ALLOCATION FUND):

YOUR INVESTMENT	SALES CHARGE DEDUCTED AS A % OFFERING PRICE	SALES CHARGE AS A % OF YOUR NET INVESTMENT	BROKER-DEALER COMMISSIONS AS A % OF OFFERING PRICE
Less than $50,000	5.75%	6.10%	5.00%
$50,000 -$99,999	4.75%	4.99%	4.00%
$100,000 - $249,999	4.00%	4.17%	3.25%
$250,000 - $499,999	3.00%	3.09%	2.25%
$500,000 - $999,999	2.00%	2.04%	1.50%
$1 million or more*	0.00%	0.00%	up to 0.50%**

* A 0.50% CDSC may be charged on any shares sold within 18 months of purchase. The amount of the CDSC is determined as a percentage of the lesser of the current market value or the cost of the shares being redeemed. The Funds will use the first-in, first-out (FIFO) method to determine the 18 month holding period for the CDSC. The date of the redemption will be compared to the earliest purchase date of Class A shares not subject to a sales charge held in the redeeming shareholder’s account. The CDSC will be charged if the holding period is less than 18 months, using the anniversary date of a transaction to determine the “18-month” mark. As an example, shares purchased on December 1, 2008 would be subject to the CDSC if they were redeemed on or prior to June 1, 2010. On or after June 2, 2010, they would not be subject to the CDSC. The CDSC primarily goes to the Distributor as reimbursement for the portion of the dealer concession paid to financial intermediaries.

** The Distributor may pay an upfront commission to financial intermediaries on sales of $1 million or more of up to 0.50%. Consult the SAI for additional information on A Class Shares Dealer Concessions.

FOR FIXED-INCOME FUNDS (EXCEPT INVESTMENT GRADE FIXED-INCOME FUND, MORTGAGE SECURITIES FUND AND THE U.S. GOVERNMENT MONEY FUND) AND THE INCOME ALLOCATION FUND:

YOUR INVESTMENT	SALES CHARGE DEDUCTED AS A % OFFERING PRICE	SALES CHARGE AS A % OF YOUR NET INVESTMENT	BROKER-DEALER COMMISSIONS AS A % OF OFFERING PRICE
Less than $100,000	4.75%	4.99%	4.00%
$100,000 - $249,999	4.00%	4.17%	3.25%
$250,000 - $499,999	3.00%	3.09%	2.25%
$500,000 - $999,999	2.00%	2.04%	1.50%
$1 million or more*	0.00%	0.00%	up to 0.50%**

* A 0.50% CDSC may be charged on any shares sold within 18 months of purchase. The amount of the CDSC is determined as a percentage of the lesser of the current market value or the cost of the shares being redeemed. The Funds will use the first-in, first-out (FIFO) method to determine the 18 month holding period for the CDSC. The date of the redemption will be compared to the earliest purchase date of Class A shares not subject to a sales charge held in the redeeming shareholder’s account. The CDSC will be charged if the holding period is less than 18 months, using the anniversary date of a transaction to determine the “18-month” mark. As an example, shares purchased on December 1, 2008 would be subject to the CDSC if they were redeemed on or prior to June 1, 2010. On or after June 2, 2010, they would not be subject to the CDSC. The CDSC primarily goes to the Distributor as reimbursement for the portion of the dealer concession paid to financial intermediaries.

** The Distributor may pay an upfront commission to financial intermediaries on sales of $1 million or more of up to 0.50%. Consult the SAI for additional information on A Class Shares Dealer Concessions.

You must let your investment dealer and Accessor Funds or the Transfer Agent know at the time you purchase A Class Shares that you qualify for a reduction in the initial sales charge. To have your A Class Shares sales charge, if any, waived, you must let your investment dealer and Accessor Funds or the Transfer Agent know at the time you redeem your shares that you qualify for such a waiver.

Eliminating the Sales Charges

U.S. Government Money Fund: You will not pay an initial sales charge on direct purchases of A Class Shares of the U.S. Government Money Fund. However, should you exchange or transfer out of the A Class Shares of the U.S. Government Money Fund into A Class Shares of another Fund, you will be subject to an initial sales charge upon the transfer or exchange.

Certain Defined Contribution Plans: Employer-sponsored defined contribution-type plans, including certain 403(b) plans, investing $1 million or more and with 100 or more eligible employees, and Individual Retirement Account rollovers involving retirement plan assets invested in the Accessor Funds, may invest with no sales charge and are not subject to a contingent deferred sales charge. Also exempt are investments made through retirement plans, endowments or foundations with $50 million or more in assets. Retirement and benefit plans include qualified and nonqualified retirement plans, deferred compensation plans and certain other retirement, savings or benefit plans, excluding traditional and ROTH IRAs, Coverdell Education Savings Accounts, SEPS, SARSEPS, SIMPLE IRAs, and individual 403(b) plans.

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A CLASS AND C CLASS SHARES - GENERAL

Fee-Based Investment Programs: Purchases made by or on behalf of financial intermediaries or their trading agents that have entered into arrangements with Accessor Funds or the Distributor specifically for such purchases for clients participating in a fee-based investment program (subject to all its terms and conditions, including termination fees, and mandatory sale or transfer restrictions on termination) pursuant to which the client pays an asset based fee for investment advisory, administrative and/or brokerage services to the financial intermediary.

Other Investors: Certain other investors may qualify to purchase Fund shares without a sales charge, such as: officers, directors, trustees and employees of Forward Funds, Forward Management, sub-advisors, and their respective affiliates; registered representatives and employees of financial intermediaries with a current selling agreement with the Distributor or forward Management and their affiliates; clients of financial intermediaries using Accessor Funds in fee-based investment products under a signed agreement with the Distributor or Forward Management; advisory accounts managed by registered investment advisors or bank trust departments; employees of designated asset management firms, other service providers, and their affiliates; immediate family members of all such persons as described above; certain quailed plans (i.e., pensions funds, endowments, and other institutional funds); and financial intermediary supermarkets and feee-based platforms. Please see the SAI for more information.

You will not pay an initial sales charge on shares purchased by reinvesting dividends and distributions, when using the reinstatement privilege, or when a merger, consolidation or acquisition of assets of an Accessor Fund occurs.

Financial intermediaries may receive commissions or other concessions on investments made in A Class Shares with no initial sales charge, which are paid from various sources, such as from any CDSC and distribution and service fees or from the Distributor. These commissions and concessions are described herein and in the SAI. The Funds may reimburse the Distributor for some or all of these payments through their Plans of Distribution (see below). Financial intermediaries may impose other limitations on buying, selling or transferring shares, which are not described in this Prospectus. Some features of the A Class and C Class Shares, such as investment minimums, and certain trading restrictions, may be modified or waived by financial intermediaries.

Reducing the Sales Charges

You must let your investment dealer and Accessor Funds or the Transfer Agent know at the time you purchase A Class Shares that you qualify for a reduction in the initial sales charge. To have your A Class Shares sales charge, if any, waived, you must let your investment dealer and Accessor Funds or the transfer agent know at the time you redeem your shares that you qualify for such a waiver.

Aggregating Accounts. To receive a reduced sales charge on your A Class Shares, investments made by you and your “immediate family” (your spouse and your children under the age of 21) in A Class Shares may be aggregated if made for your own account(s) and/or certain other accounts, such as:

Trust accounts established by the above individuals. However, if the person(s) who established the trust is deceased, the trust account may be aggregated with accounts of the primary beneficiary of the trust;

Solely controlled business accounts and

Single participant retirement plans.

Right of Accumulation. A right of accumulation lets you add the value of any A Class Shares you own in a Fund (including those shares acquired through re-investment of distributions) to the amount of your next A Class Shares investment for purposes of calculating the sales charge. You may take into account the current value (or if greater, the amount you invested less any withdrawals) of your existing holdings in A Class Shares of any of the Accessor Funds to determine your A Class Shares sales charge. Direct purchases of the U.S. Government Money Fund are excluded.

You must notify your financial adviser and Accessor Funds or the Transfer Agent at the time a purchase order is placed, that the purchase qualifies for the reduced sales charge under the Right of Accumulation. Similar notification must be made in writing when an order is placed by mail. The reduced sales charge will not be granted if: (i) notification is not furnished at the time of the order; or (ii) a review of the records of your financial adviser or Accessor Fund’s Transfer Agent does not confirm your represented holdings.

Letter of Intent. You may reduce your A Class Shares sales charges by establishing, in writing, a Letter of Intent. A Letter of Intent lets you purchase A Class Shares over a 13-month period at the same sales charge as if all shares had been purchased at once. Shares of U.S. Government Money Market Fund are excluded.

A Letter of Intent allows you to combine all non-U.S. Government Money Fund purchases of A Class Shares that you intend to make over a 13-month period, to determine the applicable sales charge; however, the Letter of Intent is to be completed based on amounts purchased, not on market value. Capital appreciation and reinvested dividends and capital gains do not apply toward these combined purchases.

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To determine the applicable sales charge reduction, at your request you may also include the cost of A Class Shares in other Accessor Funds which were previously purchased at a price including a front-end sales charge during the 90-day period prior to Accessor Funds receiving the Letter of Intent. You can obtain a Letter of Intent by contacting your financial advisor or by calling Accessor Funds at (800) 759-3504.

If you do not achieve the stated investment goal within the 13-month period, you are required to pay the difference between the sales charges otherwise applicable and sales charges actually paid, which may be deducted from your investment. If you redeem all of your A Class Shares or exchange all of your A Class Shares into a different Class of shares or into A Class Shares of the U.S. Government Money Fund before the 13 months is up, the Letter of Intent is automatically cancelled and the difference in the sales charge is deducted from your redemption proceeds.

Information concerning Sales Charge Reductions and Waivers can be found free of charge on the Accessor website at www.accessor.com. The website also contains hyperlinks to the related portions of the Funds’ prospectus and SAI.

Consult the SAI or your financial representative for more details on reducing your A Class Shares’ sales charge.

C CLASS SHARES - GENERAL

You will not pay a front-end sales charge when you buy C Class Shares of a Fund. All of your money is invested upon your purchase of the shares.

The offering price for C Class Shares is their net asset value, without a front-end sales charge. However, under certain circumstances there is a contingent deferred sales charge (“CDSC”) of 1.00% on shares that you sell within one year of the date of purchase. Any shares held for more than one year will not be subject to a CDSC. The amount of the CDSC is determined as a percentage of the lesser of the current market value or the cost of the shares being redeemed. The CDSC primarily goes to the Funds’ Distributor as reimbursement for the portion of the dealer concession paid to financial intermediaries.

The Funds will use the first-in, first-out (FIFO) method to determine the holding period for the CDSC. The date of the redemption will be compared to the earliest purchase date of shares held in the redeeming shareholder’s account. The CDSC will be charged if the holding period is less than one year, using the anniversary date of a transaction to determine the “one-year” mark. As an example, shares purchased on December 1, 2008 would be subject to the CDSC if they were redeemed on or prior to December 1, 2009. On or after December 2, 2009, they would not be subject to the CDSC.

MORE ON CDSC

A CDSC regardless of class will not be charged on (i) increases in net asset value above the purchase price or (ii) shares you acquired by reinvesting your dividends or capital gains distributions. To keep your CDSC as low as possible, each time that you place a request to sell shares, we will first sell any shares in your account that are no longer subject to the CDSC.

Eliminating the CDSC If your investment qualifies for a reduction or elimination of the CDSC as described below, you or your financial intermediary should notify the Funds’ Transfer Agent at the time of the redemption. If the Transfer Agent is not notified at the time of redemption, the CDSC will apply. The imposition of a CDSC on redemptions of A Class and C Class Shares may be eliminated under the following circumstances and conditions: (i) redemptions within one year following the death or initial determination of permanent disability (as defined by Section 72(m)(7) of the Internal Revenue Code) of a shareholder; (ii) redemptions made through a Systematic Withdrawal Plan, limited to 10% per year of the account value at the time the plan is established and annually thereafter, provided all dividends and distributions are reinvested; (iii) required minimum distributions from a tax-deferred retirement plan or an IRA as required by the Internal Revenue Code; (iv) forced redemptions made by the Accessor Funds of shares held by shareholders whose account has a value less than $100; and (v) redemptions in cases of natural disaster affecting shareholders. If you think you may be eligible for a CDSC elimination, contact your financial intermediary or Accessor Funds. Check the SAI for additional details.

DISTRIBUTION AND SERVICE ARRANGEMENTS

Distribution and Service Plans The Funds have adopted Distribution and Service Plans (Rule 12b-1 Plans) under which they may finance activities primarily intended to sell shares, to pay for marketing and other fees to support the sale and distribution of A Class Shares and C Class Shares and certain services provided to you by your financial intermediary, provided the categories of expenses are approved in advance by the Trust’s Board of Trustees and your financial intermediary is permitted by law to receive service and/or distribution fees under a Rule 12b-1 Plan. These annual distribution and service fees may equal up to 0.25% for the Fixed-Income Funds and Income Allocation Fund, up to 0.35% for the Equity Funds, Frontier Markets Fund and Allocation Funds (except Income Allocation Fund) for A Class Shares and up to 1.00% for C Class Shares, and are paid out of the assets of the Funds’ A Class or C Class Shares. For both share classes, up of 0.25% of these expenses may be used to pay service fees to qualified dealers for providing certain shareholder services. The amount remaining for each share class may be used for distribution expenses. These fees may not be paid where tracking data is not available for certain accounts or where the authorized institution waives part of the compensation. In such cases, the payment of any otherwise applicable CDSC may not be required.

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Each class of shares pays distribution fees and service fees either to the Distributor, which may pay some or all of these fees to financial intermediaries for sales and distribution-related activities and providing nondistribution related shareholder services or directly to financial intermediaries.

Generally, the 12b-1 fees are paid to financial intermediaries on a monthly basis. The Distributor retains the first year of such fees where the Distributor pays financial intermediaries the 12b-1 fee upon initial purchase of C Class shares or for investments over $1 million in the A Class shares. The Distribution and Service Plan recognizes that Forward Management may use its management or administrative fees, in addition to its past profits or its other resources, to pay for expenses incurred in connection with providing services intended to result in the sale of Fund shares and/or shareholder support services in the form of cash, or if permitted, noncash payments.

Because 12b-1 fees are paid out of the Fund’s assets on an ongoing basis, over time these fees will increase the cost and reduce the return of your investment. The higher fees for C Class Shares may cost you more over time than paying the initial sales charge for A Class Shares and a lower ongoing 12b-1 fee.

Other Compensation to Dealers The Distributor may pay or sponsor informational meetings for dealers as described in the SAI. The Distributor may, for specified periods, allow dealers to retain the full sales charge for sales of shares or may pay additional concessions to a dealer who sells a minimum dollar amount of Accessor Fund shares. In some instances, such additional concessions will be offered only to certain dealers expected to sell significant amounts of shares. In addition, the Distributor or its affiliates may pay additional compensation, out of their own assets, to certain intermediaries or their affiliates, based on sales or assets attributable to the intermediary, or such other criteria agreed to by the Distributor. The intermediaries to which payments may be made are determined by the Distributor. These payments may provide an incentive, in addition to any deferred sales charge, to these firms to actively promote the Funds or cooperate with the Distributor’s provide marketing or service support to the Funds. For more information, please see the SAI.

Additional Payments to Intermediaries Forward Management or its affiliates may enter into arrangements to make additional payments, sometimes referred to as “revenue sharing,” to certain financial intermediaries or their affiliates. Revenue sharing arrangements occur when Forward Management or its affiliates agree to pay, out their own resources (which may include legitimate profits from providing advisory or other services to the Funds), cash compensation to intermediaries in addition to any sales charges, distribution fees, service fees or other expenses paid by the Funds or their shareholders as disclosed in the Fund Expenses tables in this Prospectus. Revenue sharing arrangements may include payments for shelf space and marketing support to distribute the Funds’ shares, as well as compensation for shareholder recordkeeping, processing, accounting and/or other administrative or distribution services in connection with the sale or servicing of shares of the Funds. This compensation may be more or less than the overall compensation received by intermediaries with respect to other investment products and may influence intermediaries to present the Funds or make them available to their other customers. For more information about these payments, please see the SAI or ask your financial intermediary.

Shareholder Services Plan The Frontier Markets Fund has adopted a Shareholder Services Plan to allow the A Class shares of the Fund to pay financial intermediaries for non-distribution-related services provided to shareholders. The services fee under the Shareholder Services Plan will not exceed 0.20% annually for the A Class shares of the Frontier Markets Fund.

Administrative Plan The U.S. Government Money Fund has adopted a plan (the “Administrative Plan”) with respect to each class of shares of the U.S. Government Money Fund (except for Z Class). Pursuant to the Administrative Plan, the U.S. Government Money Fund will pay Forward Management for certain administrative, informational and support services to investors who may from time to time beneficially own U.S. Government Money Fund shares either directly or through omnibus accounts. The maximum annual amount payable to Forward Management is 0.25% of the average daily net assets of the shares of the U.S. Government Money Fund, provided, however, that the U.S. Government Money Fund shall not directly or indirectly pay any distribution or non-distribution related amounts for A Class or C Class shares that will be allocated under the Funds’ Distribution and Service Plans.

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TRANSFER AGENT

The Transfer Agent for each of the Funds is ALPS Fund Services, Inc. (the “Transfer Agent”). Mail can be directed to the Transfer Agent at:
Accessor Funds P.O. Box 1345 Denver, CO 80201

WHERE TO PURCHASE

Financial Intermediaries Shares of the Funds are usually purchased through financial intermediaries, such as banks, broker-dealers, registered investment advisors and providers of fund supermarkets who may receive a payment from Accessor Funds for distribution and shareholder services and/or administrative services. In certain cases in which a written procedural agreement exists between a Fund and a financial intermediary, a Fund will be deemed to have received a purchase or redemption when it is received by the financial intermediary. The order will be priced at the next calculated NAV after receipt of the order. Financial intermediaries are responsible for transmitting accepted orders of the Funds within the time period agreed upon by them. You should contact your financial intermediary to learn whether it is authorized to accept orders for the Funds. These financial intermediaries may also charge transaction, administrative or other fees to shareholders, and may impose other limitations on buying, selling or transferring shares, which are not described in this Prospectus. Some features of the Fund Shares, such as investment minimums and certain trading restrictions, may be modified or waived by financial intermediaries. Shareholders should contact their financial intermediary for information on fees and restrictions.

Direct Investors may purchase Shares of the Funds directly from the Transfer Agent for no sales charge or commission.

“Street Name” Accounts If your shares are held in a “street name” account at an investment dealer, that dealer (and not Accessor Funds or the Transfer Agent) will perform all recordkeeping, transaction processing and distribution payments. Because Accessor Funds will have no record of your transactions, you should contact your investment dealer to purchase, redeem or exchange shares, to make changes to your account, or to obtain account information. You will not be able to utilize a number of shareholder features directly with Accessor Funds. The transfer of shares in a “street name” account to an account with another investment dealer or to an account directly with Accessor Funds involves special procedures and you will be required to obtain historical information about your shares prior to the transfer. Before establishing a “street name” account with an investment dealer, you should determine whether that dealer allows re-investment of distributions in “street name” accounts.

HOW TO PURCHASE

Shares of the Funds may not be purchased on days when the NYSE is closed for trading: currently, New Year’s Day, Martin Luther King, Jr. Day, Presidents Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

Not all classes of all Accessor Funds may be offered in your state of residence. Contact your financial intermediary or the Transfer Agent to ensure that the Fund you want to purchase is offered in your state of residence.

Normally your financial intermediary will send your purchase requests to the Transfer Agent. Purchase orders are accepted on each business day that the New York Stock Exchange (“NYSE”) is open and must be received in good order. Requests received “in good order” must include: account name, account number, dollar or share amount of transaction, Fund(s), allocation of investment, class of shares, and signature of authorized signer. You must let the Transfer Agent know at the time you purchase A Class Shares that you qualify for a reduction in the initial sales charge. In accordance with the USA PATRIOT Act, if you fail to provide all of the required information requested in the current account application, your purchase order will not be processed.

The Transfer Agent, on behalf of Accessor Funds and the Distributor, is required by law to obtain certain personal information from you or persons acting on your behalf in order to verify your or such person’s identity. If you do not provide the information, the Transfer Agent may not be able to open your account. If the Transfer Agent is unable to verify your identity or that of another person(s) authorized to act on your behalf, or if it believes it has identified potential criminal activity, Accessor Funds and the Distributor reserve the right to close your account or take any other action they deem reasonable or required by law.

The order will be priced at the next calculated offering price, which is the NAV plus any initial sales charge that applies after receipt of the order by the Transfer Agent. In certain cases, a Fund will be deemed to have received a purchase or redemption when it is received by the financial intermediary. Financial intermediaries are responsible for transmitting accepted orders of the Funds within the time period agreed upon by them. You should contact your financial intermediary to learn whether it is authorized to accept orders for the Funds.

Requests must be received prior to the close of the NYSE, normally 4:00 p.m. Eastern Time, except the U.S. Government Money Fund. If the Transfer Agent receives a purchase order for shares of U.S. Government Money Fund on any business day marked “Same Day Settlement” and the invested monies are received via fedfunds wire before 5:00 p.m. Eastern Time on the same day, the investor will be entitled to receive that day’s dividend. To allow Forward Management to manage the U.S. Government Money Fund most effectively, investors are encouraged to

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execute trades before 3:00 p.m. Eastern Time. For all purchase orders not marked “Same Day Settlement,” the Transfer Agent must receive payment for shares by 12:00 noon. Eastern Time on the business day following the purchase request. The Funds may restrict or close an account when necessary or appropriate to comply with antimoney laundering laws. All purchases must be made in U.S. Dollars. Purchases may be made in any of the following ways:

By Check Checks made payable to “Accessor Funds” and drawn on a U.S. bank should be mailed with the completed application or with the account number and name of Fund noted on the check to:

Accessor Funds
P.O. Box 1345
Denver, CO 80201

Neither initial nor subsequent investments should be made by third party check. At least one name on the account on which the check is drawn must match the registration of your account at Accessor Funds. If you pay with a check that does not clear or if your payment is not timely received, your purchase will be canceled. You will be responsible for any losses or expenses incurred by each Fund or the Transfer Agent, and the Fund can redeem shares you own in this or another identically registered Accessor Fund account as reimbursement. Each Fund and its agents have the right to reject or cancel any purchase, exchange, or redemption due to nonpayment.

By Federal Funds Wire Wire instructions can be obtained from the Transfer Agent at (800) 759-3504 and must be accompanied or preceded by a trade sheet.

By Automatic Investment Plan Shareholders may establish an Automatic Investment Plan (AIP) whereby investments in any of the Accessor Funds are made automatically on monthly basis. The minimum initial investment amount is $500 and minimum subsequent investments are $50 per Fund. Sums for investment will be automatically withdrawn from your checking or savings account on the day you specify. If you do not specify a day, the transaction will occur on the 20th of each month or the next Business Day if the 20th is not a Business Day. Please call the Accessor Funds at (800) 759-3504 if you would like more information.

By Purchases In Kind Under some circumstances, the Funds may accept securities as payment for Fund Shares. Such securities would be valued the same way the Funds’ securities are valued (see “Valuation of Securities”). Please see “Additional Purchase and Redemption Information” in the SAI for further information.

Portfolio Rebalancing Your financial intermediary may provide one or more Model Investment Portfolios. Your financial intermediary may develop various investment models utilizing the Accessor Funds that will designate how, on a percent basis, the total value of your Accessor Funds holdings should be rebalanced, and at what frequency (quarterly, semi-annual or annual basis). Your portfolio will be rebalanced through the exchange of shares in one or more of your Accessor Funds for shares of the same class of one or more other Accessor Funds in your account. The Transfer Agent must receive requests to participate, make changes or cancel in good order from your financial intermediary at least five business days prior to the next rebalancing date. You may realize taxable gains from these exchanges. Accessor Funds may modify, suspend or terminate the program at any time on 60 days prior written notice.

IRA/SIMPLE IRA/ROTH IRA/COVERDELL EDUCATION SAVINGS ACCOUNT PLANS

Investors may purchase Fund shares through an Individual, SIMPLE, Roth or Educational Retirement Custodial Account Plan. Copies of an IRA, Roth IRA or Educational IRA Plan may be obtained from the Transfer Agent by calling (800) 759-3504.

SHARE PRICING

Investors purchase shares of a Fund at the offering price, which for the A Class shares is the NAV plus any applicable sales charges, and C Class shares is its NAV. The NAV for each class is calculated by adding the value of Fund assets attributable to that class, subtracting Fund liabilities attributable to the class, and dividing by the number of outstanding class shares. While the assets of each class are invested in a single portfolio of securities, the NAV for each class will differ because the classes have different ongoing distribution fees and other expenses. The NAV is calculated each day that the NYSE is open for business. The Funds generally calculate their NAV at the close of regular trading on the NYSE, generally 4:00 p.m. Eastern Time, except for the U.S. Government Money Fund, which calculates its NAV at 5:00 p.m. Eastern Time each day the NYSE is open. If the markets close early, the Funds may close early and may value their shares at earlier times under these circumstances. Shares are purchased at the offering price that is next calculated after purchase requests are received by the Funds in good order. A Class Shares and C Class Shares may also be subject to a CDSC on redemptions (see “A Class and C Class Shares — General,” above). The NAV may be published daily in the business section of many major newspapers. If you have access to the Internet, you also can check the NAV on the Accessor Funds’ website (www.accessor.com). For related information, see “Valuation of Securities” section.

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ACCESSOR INTERNET WEBSITE

You can obtain information about the Accessor Funds on the Accessor Funds’ website at www.accessor.com. Additionally, your financial intermediary may arrange for you to view your account information over the Internet with a password protected login. If your Accessor Funds shares are held through a third-party fiduciary or in an omnibus registration at a bank or brokerage firm this service may not be available. To obtain account information online, you must first obtain a user I.D. and password. Contact your financial intermediary for more information. At times, the website may be inaccessible or its account viewing features may be unavailable.

POLICIES CONCERNING FREQUENT PURCHASES AND REDEMPTIONS

The Funds do not accommodate frequent purchases and redemptions of Fund shares. Short-term or excessive trading may interfere with the efficient management of a Fund, increase transaction costs and taxes and may harm a Fund’s performance. The Board of Trustees has adopted policies and procedures with respect to frequent purchases and redemptions of fund shares.

The Funds attempt to discover and discourage frequent trading in several ways. These methods include trade activity monitoring and fair value pricing. Although these methods are designed to discourage frequent trading, there can be no guarantee that the Funds will be able to identify and restrict investors that engage in such activities. These methods are inherently subjective and involve judgment in their application. The Funds and their service providers seek to make these judgments and apply these methods uniformly and in a manner that they believe is consistent with the interests of the Funds’ long-term shareholders. The Funds may amend these policies and procedures in the future to enhance the effectiveness of the program or in response to changes in regulatory requirements.

The Funds monitor trading activity with respect to the purchase, sale and exchange of Fund shares. Trading activity is evaluated to determine whether such activity is indicative of market timing activity or is otherwise detrimental to a Fund. If a Fund believes that a shareholder has engaged in short-term or excessive trading activity to the detriment of the Fund and its long-term shareholders, the Fund may, in its sole discretion, request the shareholder to stop such trading activities or refuse to process purchases or exchanges in the shareholder’s account. The Funds specifically reserve the right to reject any purchase or exchange order by any investor or group of investors indefinitely for any reason.

The Funds currently are unable to directly monitor the trading activity of beneficial owners of the Funds’ shares who hold those shares through third-party 401(k) and other group retirement plans and other omnibus arrangements maintained by other intermediaries. Omnibus accounts allow intermediaries to aggregate their customers’ investments in one account and to purchase, redeem and exchange Fund shares without the identity of a particular customer being known to a Fund. A number of these financial intermediaries may not have the capability or may not be willing to apply the Funds’ short term trading policies. Although it attempts to do so, the Funds cannot assure that these policies will be enforced with regard to Fund shares held through such omnibus arrangements.

The Board of Trustees has adopted procedures to fair value each Fund’s securities in certain circumstances when market prices are not readily available, including when trading in a security is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; when a security’s primary trading market is closed during regular market hours; or when a security’s value is materially affected by events occurring after the close of the security’s primary trading market. For related information, see “Valuation of Securities” section.

By fair valuing securities, the Funds seek to establish prices that investors might expect to realize upon the current sales of these securities. For non-U.S. securities, fair valuation is intended to deter market timers who may take advantage of time zone differences between the close of the foreign markets on which a Fund’s portfolio securities trade and the U.S. markets that determine the time as of which the Fund’s NAV is calculated.

The Funds make fair value determinations in good faith in accordance with the Funds’ valuation procedures. Because of the subjective and variable nature of fair value pricing, there can be no assurance that a Fund could obtain the fair value assigned to the security upon the sale of such security.

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PURCHASING FUND SHARES

FOR MORE INFORMATION

For additional information about purchasing shares of the Accessor Funds, please contact your financial intermediary or Accessor Funds at (800) 759-3504.

EXCHANGING FUND SHARES

EXCHANGES OF A CLASS AND C CLASS SHARES FOR THE SAME CLASS SHARES OF ANY OTHER ACCESSOR FUND

By following the instructions below, and subject to such limitations as may be imposed by the Trust, you may exchange your A Class or C Class shares of any Accessor Fund for the same Class shares of any other Accessor Fund. There are generally no fees for exchanges, but an exchange of shares between funds is technically a sale of shares in one fund followed by a purchase of shares in another fund, and therefore may have tax consequences. Thus, the exchange may, like a sale, result in a taxable gain or loss to you and will generally give you a new tax basis for your new shares.

A Class shares of a Fund initially purchased subject to a front-end sales load may generally be exchanged for A Class Shares of another Fund without the payment of an additional front-end sales load. If you exchange A Class shares of a Fund for A Class shares of another Fund that is subject to a higher front-end sales load, you will be charged the difference between the two sales loads. If the front-end sales load was waived for your initial purchase of A Class shares, you may be subject to the imposition of a front-end sales load upon exchanging into A Class shares of another Accessor Fund. If you purchased A Class shares subject to a sales load, you will not be reimbursed the sales load upon exchange of the shares to another Fund.

If your A Class or C Class shares are subject to a CDSC, and you exchange them for A Class or C Class shares subject to a CDSC, the shares will be subject to the higher applicable CDSC of the two funds and, for purposes of calculating CDSC rates, will be deemed to have been held since the date the shares being exchanged were initially purchased.

Shareholders should read the prospectus of any other Accessor Fund into which they are considering exchanging.

EXCHANGES OF A CLASS AND C CLASS SHARES FOR INSTITUTIONAL, INVESTOR OR Z CLASS SHARES OF THE SAME ACCESSOR FUND

By following the instructions below, and subject to such limitations as may be imposed by the Trust, you may exchange your A Class and C Class shares for Investor, Institutional or Z Class shares of the same Fund. An exchange of shares of one class of a Fund into another class of the same Fund is not treated as a redemption and sale for tax purposes.

A Class and C Class shares subject to a CDSC will be charged the applicable CDSC upon exchange for Institutional Class, Investor Class or Z Class shares.

If you purchased A Class shares subject to a sales load, you will not be reimbursed the sales load upon exchange of the shares to another Class in the same Fund.

Shareholders should read the section of the prospectus regarding any other Class of shares into which they are considering exchanging.

GENERAL INFORMATION ABOUT EXCHANGES

Shares of one Fund or Class may be exchanged for shares of another Fund or Class on days when the NYSE is open for business, as long as shareholders meet the normal investment requirements, including the minimum investment requirements, of the other Fund or Class. Your exchange request must be received in good order by the Transfer Agent or certain financial intermediaries prior to the close of the NYSE, normally 4:00 p.m. Eastern Time. Requests received “in good order” must include: account name, account number, dollar or share amount of transaction, Fund(s) and allocation of investment, and signature of authorized signer. Shares will be exchanged at the next NAV calculated after the Transfer Agent receives the exchange request in good order. Under certain circumstances, before an exchange can be made, additional documents may be required to verify the authority or legal capacity of the person seeking the exchange. Once your exchange is received in proper form, it cannot be revoked. Exchanges into another Fund and/or Class must be for at least $100.

The Trust reserves the right to prohibit exchanges during the first 15 days following an investment in the Fund and may terminate or change the terms of the exchange privilege at any time. In addition, the Trust may suspend a shareholder’s exchange privilege if, in the judgment of Forward Management, the shareholder’s exchange activity indicates frequent trading or market timing that may be harmful to a Fund or its shareholders. See “Policies Concerning Frequent Purchases and Redemptions” under Purchasing Fund Shares.

Not all Accessor Funds or Fund classes may be offered in your state of residence. Contact your financial intermediary or the Transfer Agent to ensure that the Accessor Fund or the class of shares of the Fund you want to exchange into is offered in your state of residence.

EXCHANGES THROUGH ACCESSOR FUNDS

Normally, your financial intermediary will send your exchange request to the Transfer Agent. Accessor Funds does not currently charge fees on exchanges made directly through it. This exchange privilege may be modified or terminated at any time by Accessor Funds upon 60 days notice to shareholders. Exchanges may be made either:

By Mail Share exchange instructions may be mailed to: Accessor Funds P.O. Box 1345 Denver, CO 80201

By Telephone Shareholders who have previously authorized telephone exchanges (and Accessor Funds or the Transfer Agent has a record of such authorization) may call (800) 759-3504 to execute their exchange. To prevent unauthorized transactions, Accessor Funds may use reasonable procedures to verify telephone requests.

EXCHANGES THROUGH FINANCIAL INTERMEDIARIES

You should contact your financial intermediary directly to make exchanges. Your financial intermediary may charge additional fees for these transactions.

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REDEEMING FUND SHARES

Normally, your financial intermediary will send your request to  redeem Fund shares to the Transfer Agent. Shares  held for you in your dealer’s name must be sold through the dealer. Consult your financial intermediary for more information.

Investors may request to redeem Fund shares on any day that the NYSE is open for business. The request must be received in good order by the Transfer Agent or certain financial intermediaries prior to the close of the NYSE, normally 4:00 p.m. Eastern Time. Requests received “in good order” must include: account name, account number, dollar or share amount of transaction, fund(s) and allocation of investment, and signature of authorized signer. The Transfer Agent may require that you provide additional information, such as corporate resolutions or powers of attorney, if applicable. If you are redeeming from an IRA account, you must include an Authorization for Distribution from IRA Form, which includes

Redemption requests for shares that were purchased by check will be honored at the next NAV calculated after receipt of the redemption request. However, redemption proceeds will not be transmitted until the check used for the investment has cleared (up to 15 days after a deposit).

a statement of whether or not you are at least 59-1/2 years old and whether you wish to have federal income tax withheld from your proceeds. Contact your financial intermediary or the Transfer Agent for a copy of the appropriate form. The Transfer Agent may require certain other information before you can redeem from an employer-sponsored retirement plan. Contact your employer for details.

If the Transfer Agent receives a redemption request in good order from a shareholder of the U.S. Government Money Fund by 3:00 p.m. Eastern Time, marked “Same Day Settlement”, the shareholder will be entitled to receive redemption proceeds by wire on the same day. Shareholders of the U.S. Government Money Fund who elect this option should be aware that their account will not be credited with the daily dividend on that day. Shares will be redeemed at the next NAV, less any applicable CDSC, calculated after the Transfer Agent receives the redemption request in good order. Payment will ordinarily be made within seven days of the request by wire transfer to a shareholder’s domestic commercial bank account. Shares may be redeemed from Accessor Funds:

By Mail Redemption requests may be mailed to:

Accessor Funds
P.O. Box 1345
Denver, CO 80201

Reinstatement Privilege  You may, within 120 days after you sell shares, reinvest all or part of your redemption proceeds in A Class Shares of any Fund at net asset value in an identically registered account, provided the privilege has not been used more than once in the prior 12 months. The re-investment amount must meet the

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REDEEMING FUND SHARES

subsequent investment minimum as indicated in the section “Purchasing Shares”. If you paid an initial sales charge on any reinstated amount, you will receive credit on purchases of A Class Shares. If you paid a contingent deferred sales charge on any reinstated amount, you will not be subject to a CDSC if you later redeem that amount. You must notify the Transfer Agent that you are exercising your reinstatement privilege in writing.

Redemption Proceeds Upon receipt in writing and in good order of a request for redemption of shares, the Transfer Agent will transmit redemption proceeds as established in the account application form (the “redemption instructions of record”), either electronically to the shareholder’s preauthorized bank account or by check to the shareholder’s address of record. No interest will accrue on uncashed checks. There is a $2,500 minimum on redemption proceeds transmitted electronically and the Transfer Agent may charge a $30.00 wire transfer fee. If your request is not in good order, you may have to provide additional information in order to redeem your shares. Shareholders may request that payment be made differently from their redemption instructions of record. Such requests must be in writing, signed by all shareholders of record and accompanied by a signature guarantee. Shareholders may also request that a redemption be made payable to someone other than the shareholder of record or be sent to an address other than the address of record. Such requests must be made in writing, be signed by all shareholders of record, and accompanied by a signature guarantee. Shares also may be redeemed through financial intermediaries from whom shares were purchased. Financial intermediaries may charge a fee for this service.

Large redemptions may disrupt the management and performance of the Funds. Each Fund reserves the right to delay delivery of your redemption proceeds up to seven days if the Fund determines that the redemption amount will disrupt its operation or performance. If you redeem more than $250,000 worth of a Fund’s shares within any 90-day period, the Fund reserves the right to pay part or all of the redemption proceeds above $250,000 in kind (i.e., in securities, rather than cash). If payment is made in kind, you may incur brokerage commissions if you elect to sell the securities, or market risk if you elect to hold them.

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REDEEMING FUND SHARES

In the event of an emergency as determined by the Securities and Exchange Commission, Accessor Funds may suspend the right of redemption or postpone payments to shareholders. If the Board of Trustees determines a redemption payment may harm the remaining shareholders of a Fund, the Fund may pay a redemption in whole or in part by a distribution in kind of securities from the Fund.

Systematic Withdrawal Plan Shareholders may request a monthly redemption of shares under the Systematic Withdrawal Plan. You may authorize regular electronic transfers of $100 or more from your Accessor Funds account based on instructions provided to the Transfer Agent. Your Accessor Funds account must have a minimum balance of $10,000 and automatically have all dividends and capital gains reinvested. The transfer will be made on the Business Day you specify (or the next Business Day if the day you specify is not a Business Day) to your designated account or a check will be mailed to your address of record. If you do not specify a day, the transfer will be made on the 20th day of each month or the next Business Day if the 20th is not a Busniess Day. Applications for this plan may be obtained from Accessor Funds and must be received by Accessor Funds at least ten calendar days before the first scheduled withdrawal date. Systematic Withdrawals may be discontinued at any time by a shareholder or Accessor Funds.

Low Account Balances  Accessor Funds may redeem any account with a balance of less than $100 in a Fund. Shareholders will be notified in writing when they have a low balance and will have 60 days to purchase additional shares to increase the balance to the required minimum. Shares will not be redeemed if: (i) an account drops below the minimum due solely to market fluctuations; or (ii) the Fund has previously waived the minimum investment requirement for the specific shareholder.

SIGNATURE GUARANTEES

A signature guarantee is designed to protect the shareholders and the Funds against fraudulent transactions by unauthorized persons. When a signature guarantee is required, each signature must be guaranteed by a domestic bank or trust company, credit union, broker, dealer, national securities exchange, registered securities association, clearing agency, or savings associations as defined by federal law. The Transfer Agent may reject a signature guarantee if the guarantor is not a member of or participant in a signature guarantee program. A notary public stamp or seal is not a signature guarantee and will not be accepted by the Fund. Forward Management at its discretion reserves the right to require a signature guarantee on any transaction request.

The Fund requires a guaranteed signature for the following:

Transfer of ownership to another individual or organization.

Requests that redemption proceeds be sent to a different name or address than is registered on the account.

Requests that fedwire instructions be changed.

Requests for name changes.

Adding or removing a shareholder on an account.

Establishing or changing certain services after the account is open.

DIVIDENDS AND DISTRIBUTIONS

Dividends Each Fund intends to distribute substantially all of its net income from dividends, interest and other income (less expenses) from investments to shareholders as dividends. The Fixed-Income Funds, Balanced Allocation Fund, Income Allocation Fund and Income & Growth Allocation Fund normally pay dividend distributions monthly. The Equity Funds (except for the International Equity Fund), Aggressive Growth Allocation Fund, Growth Allocation Fund and Growth & Income Allocation Fund normally pay dividend distributions quarterly in March, June, September and December. The Frontier Markets Fund and International Equity Fund normally pay dividend distributions annually in December.

Other Distributions Each Fund intends to distribute substantially all of its net realized long-and short-term capital gains and net realized gains from foreign currency transactions (if any) to shareholders as capital gain distributions. Each Fund normally pays capital gain distributions, if any, annually in December, although a Fund may occasionally be required to make supplemental distributions during the year.

Automatic Reinvestment of Dividends and Other Distributions  All dividends and other distributions on shares of a Fund will be automatically reinvested in additional shares of that Fund unless a shareholder elects to receive them in cash. Shareholders may alternatively choose to invest dividends or other distributions in shares of any other Fund. You may elect or change your dividend options either on your account application or by calling Accessor Funds at (800) 759-3504.

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VALUATION OF SECURITIES

The Funds generally value their securities using prices obtained from a pricing service. Equity securities (both domestic and international) and fixed-income securities listed and traded principally on an exchange are typically valued on the basis of last sale price on such exchange on the day of valuation or, if no sale occurred on such day, at the closing bid price on the primary exchange on which the security is traded. Because foreign securities markets are open on different days from U.S. markets, there may be instances when the NAV of a Fund that invests in foreign securities changes on days when shareholders are not able to buy or sell shares. This primarily applies to the International Equity Fund and Frontier Markets Fund. Although not expected, each other Fund (except the U.S. Government Money Fund or the Allocation Funds) may purchase securities on foreign markets and thus may be subject to these NAV changes.

Fixed-income securities and other assets for which market quotations are readily available (other than obligations with remaining maturities of 60 days or less) are generally valued on the basis of most recent sales price quotations obtained from dealers or pricing services. Investments in the U.S. Government Money Fund are valued at amortized cost. Short-term debt securities of other Funds maturing in less than 60 days may be valued using amortized cost, which approximates market value.

Over-the-counter equity securities, options and futures contracts are generally valued on the basis of the closing bid price or, if believed to more accurately reflect the fair market value, the mean between the bid and asked prices. Over-the-counter equity securities traded on the NASDAQ National Market and NASDAQ Small Cap Markets are based on the NASDAQ Official Price or, if believed to more accurately reflect the fair market value, the mean between the bid and the asked prices. All other over-the-counter equity securities, options and futures contracts are generally valued on the basis of the closing bid price or, if believed to more accurately reflect the fair market value, the mean between the bid and the asked prices.

An investment for which market quotations are not readily available is valued at its fair value as determined in good faith in accordance with procedures adopted by the Board of Trustees. The fair value of a security may be determined in circumstances, including, but not limited to, when (i) the exchange or market on which a security is traded does not open for trading for an entire trading day and no other market prices are available, (ii) a particular security does not trade regularly or has had its trading halted, (iii) a security does not have a price source due to its lack of liquidity, (iv) the Manager or Money Manager believes a market quotation from a broker-dealer is unreliable (e.g., where it varies significantly from a recent trade), (v) the security is thinly traded or (vi) there has been a significant subsequent event. A significant event is one where it is believed with a reasonably high degree of certainty to have caused the price of the security to no longer reflect its current value as of the time of the Fund’s net asset value calculation.

Fair value represents a good faith approximation of the value of a security. A security’s valuation may differ depending on the method used for determining value. Valuing securities at fair value involves greater reliance on judgment than valuation of securities based on readily available market quotations. The fair value of one or more securities may not, in retrospect, be the prices at which those assets could have been sold during the period in which the particular fair values were used in determining a fund’s NAV. As a result, a fund’s sale or redemption of its shares at NAV, at a time when a holding or holdings are valued at fair value, may have the effect of diluting or increasing the economic interest of existing shareholders.

The Funds anticipate using fair value pricing for securities primarily traded on U.S. exchanges only under very limited circumstances. The Funds (specifically the International Equity Fund, and the Growth & Income Allocation, Growth Allocation and Aggressive Growth Allocation Funds, to the extent they invest in the International Equity Fund) may, however, use fair value pricing more frequently for securities primarily traded in non-U.S. markets because, among other things, most foreign markets close well before a Fund values its securities at 4:00 p.m., Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim. To account for this, each Fund may frequently value many foreign equity securities using the fair value procedures adopted by the Funds’ Board of Trustees.

On days when a change has occurred in the closing level of the Standard and Poor’s 500 Index by an amount approved by the Board from the previous trading day’s closing level and other criteria have been met, the Board has authorized the use of an independent fair valuation service to provide the fair value for foreign equity securities in certain circumstances. The Manager and Money Managers review the fair values provided, review periodically the methodology and procedures used in providing values to the Funds and evaluate the accuracy of the prices provided.

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TAXATION

A Fund will not be subject to federal income tax to the extent it distributes investment company taxable income and gain to shareholders in a timely manner. Dividends and other distributions that shareholders receive from a Fund, whether received in cash or reinvested in additional shares of the Fund, are subject to federal income tax and may also be subject to state and local tax. For taxable years beginning on or before December 31, 2011, certain distributions of ordinary dividends to a non-corporate shareholder of a Fund may qualify as “qualified dividend income”, provided that they are so designated by the Fund and that the recipient shareholder satisfies certain holding period requirements and refrains from making certain elections. Those distributions will be taxed at reduced rates to the extent derived from “qualified dividend income” of the applicable Fund. “Qualified dividend income” generally is income derived from dividends from U.S. corporations or certain foreign corporations. Distributions of a Fund’s net capital gain are taxable to you as long-term capital gain, when designated by the Fund as such, regardless of the length of time you have held your shares. Long-term capital gain rates applicable to most individuals have been temporarily reduced to 15% (with lower rates applying to taxpayers in the 10% and 15% rate brackets) for taxable years beginning on or before December 31, 2010. Other distributions are generally taxable as ordinary income. Some dividends paid in January may be taxable as if they had been paid the previous December.

You should be aware that if Fund shares are purchased shortly before the record date for any dividend or capital gain distribution, you will pay the full price for the shares and will receive some portion of the price back as a taxable distribution.

A redemption of a Fund’s shares or an exchange of a Fund’s shares for shares of another Fund will be treated as a sale of the Fund’s shares, and any gain on the transaction will be subject to federal income tax.

The Frontier Markets Fund and the International Equity Fund each receive dividends and interest on securities of foreign issuers that may be subject to withholding taxes by foreign governments, and gains from the disposition of those securities also may be subject thereto, which may reduce each Fund’s total return. If the amount of taxes withheld by foreign governments is material, each Fund may elect to enable shareholders to claim a foreign tax credit regarding those taxes.

After the conclusion of each calendar year, shareholders will receive information regarding the taxability of dividends and other distributions paid by the Funds during the preceding year. If you are neither a citizen nor a resident of the United States, each Fund will withhold U.S. federal income tax at the rate of 30% on taxable dividends and other payments that are subject to such withholding. You may be able to arrange for a lower withholding rate under an applicable tax treaty if you supply the appropriate documentation required by the applicable Fund. For Fund taxable years beginning before December 31, 2007, the 30% withholding tax will not apply to dividends that a Fund designates as (a) interest related dividends, to the extent such dividends are derived from a Fund’s “qualified net interest income,” or (b) short-term capital gain dividends, to the extent such dividends are derived from a Fund’s “qualified short-term gain.” “Qualified net interest income” is a Fund’s net income derived from interest and from original issue discount, subject to certain exceptions and limitations. “Qualified short-term gain” generally means the excess of the net short-term capital gain of a Fund for the taxable year over its net long-term capital loss, if any. Each Fund is also required in certain circumstances to apply backup withholding at a current rate of 28% on taxable dividends, redemption proceeds and certain other payments that are paid to any shareholder (including a shareholder who is neither a citizen nor a resident of the United States) who does not furnish to the Fund certain information and certifications or who is otherwise subject to backup withholding. Backup withholding will not, however, be applied to payments that have been subject to the 30% withholding tax on shareholders who are neither citizens nor residents of the United States.

The foregoing is only a brief summary of certain federal income tax consequences of investing in the Funds. Please see the SAI for a further discussion. Shareholders should consult a tax advisor for further information regarding the federal, state, and local tax consequences of an investment in shares of a Fund.

HOUSEHOLDING

To avoid sending duplicate copies of materials to households, Accessor Funds may mail only one copy of each prospectus and annual and semi-annual report to shareholders having the same last name and address on the Funds’ records. The consolidation of these mailings, called householding, benefits Accessor Funds through reduced mailing expense. If you want to receive multiple copies of these materials, you may call the Transfer Agent at (800) 759-3504. You may also notify the Transfer Agent in writing. Individual copies of prospectuses and reports will be sent to you commencing within 30 days after the Transfer Agent receives your request to stop householding.

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FINANCIAL HIGHLIGHTS

INCOME ALLOCATION FUND

The financial highlights table is intended to help you understand the Fund’s financial performance for the past 5 years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming re-investment of all dividends and distributions). This information has been audited by Deloitte & Touche LLP, whose report, along with the Fund’s financial statements, is included in the annual report, which is available upon request.

C CLASS SHARES FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD	FOR FISCAL YEAR ENDED 12/31
	2008	2007	2006	2005	2004

NET ASSET VALUE, BEGINNING OF PERIOD	$14.41	$14.81	$14.91	$15.15	$15.28
Net investment income (loss)[1]	0.57	0.69	0.60	0.44	0.37
Net realized and unrealized gain (loss) on investments[1]	(1.67)	(0.39)	(0.12)	(0.23)	(0.11)
Total from investment operations	(1.10)	0.30	0.48	0.21	0.26

Distributions from net investment income	(0.57)	(0.70)	(0.58)	(0.44)	(0.35)
Distributions from capital gains	—	—	—	(0.01)	(0.04)
Total distributions	(0.57)	(0.70)	(0.58)	(0.45)	(0.39)

NET ASSET VALUE, END OF PERIOD	$12.74	$14.41	$14.81	$14.91	$15.15

TOTAL RETURN[2]	(7.68)%	2.07%	3.31%	1.41%	1.77%
NET ASSETS, END OF PERIOD (IN THOUSANDS)	$2,474	$2,872	$3,033	$1,546	$1,529
Ratio of gross expenses to average net assets	1.46%	1.29%	1.40%	1.36%	1.43%
Ratio of net expenses to average net assets	1.46%	1.29%	1.20%	1.20%	1.20%
Ratio of net investment income (loss) (excluding expenses paid directly by the advisor) to average net assets	4.18%	4.74%	3.79%	2.79%	2.20%
Ratio of net investment income to average net assets	4.18%	4.74%	3.99%	2.95%	2.43%
Portfolio turnover rate	45.58%	60.59%	14.19%	19.91%	33.21%

A CLASS SHARES FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD	FOR FISCAL YEAR ENDED 12/31
	2008	2007	2006	2005	2004

NET ASSET VALUE, BEGINNING OF PERIOD	$14.44	$14.84	$14.92	$15.17	$15.29
Net investment income (loss)[1]	0.69	0.80	0.73	0.56	0.50
Net realized and unrealized gain (loss) on investments[1]	(1.68)	(0.39)	(0.12)	(0.25)	(0.12)
Total from investment operations	(0.99)	0.41	0.61	0.31	0.38

Distributions from net investment income	(0.68)	(0.81)	(0.69)	(0.55)	(0.46)
Distributions from capital gains	—	—	—	(0.01)	(0.04)
Total distributions	(0.68)	(0.81)	(0.69)	(0.56)	(0.50)

NET ASSET VALUE, END OF PERIOD	$12.77	$14.44	$14.84	$14.92	$15.17

TOTAL RETURN[2,3]	(7.03)%	2.88%	4.13%	2.06%	2.53%
NET ASSETS, END OF PERIOD (IN THOUSANDS)	$997	$689	$617	$720	$581
Ratio of gross expenses to average net assets	0.71%	0.57%	0.54%	0.61%	0.68%
Ratio of net expenses to average net assets	0.71%	0.57%	0.45%	0.45%	0.45%
Ratio of net investment income (loss) (excluding expenses paid directly by the advisor) to average net assets	5.03%	5.45%	4.62%	3.57%	2.93%
Ratio of net investment income to average net assets	5.03%	5.45%	4.71%	3.73%	3.16%
Portfolio turnover rate	45.58%	60.59%	14.19%	19.91%	33.21%

[1]Per share amounts are based upon average shares outstanding.

[2]Total return is calculated assuming a purchase of shares at net asset value per share on the first day and a sale at net asset value per share on the last day of each period reported. Distributions are assumed, for purposes of this calculation, to be reinvested at the net asset value per share on the respective payment dates of each Fund.

[3]Class A total return does not include the one-time front-end sales charge.

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FINANCIAL HIGHLIGHTS

INCOME & GROWTH ALLOCATION FUND

The financial highlights table is intended to help you understand the Fund’s financial performance for the past 5 years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming re-investment of all dividends and distributions). This information has been audited by Deloitte & Touche LLP, whose report, along with the Fund’s financial statements, is included in the annual report, which is available upon request.

C CLASS SHARES FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD	FOR FISCAL YEAR ENDED 12/31
	2008	2007	2006	2005	2004

NET ASSET VALUE, BEGINNING OF PERIOD	$16.16	$16.21	$15.52	$15.33	$14.81
Net investment income (loss)[1]	0.38	0.44	0.40	0.30	0.27
Net realized and unrealized gain (loss) on investments[1]	(3.46)	0.05	0.70	0.20	0.51
Total from investment operations	(3.08)	0.49	1.10	0.50	0.78

Distributions from net investment income	(0.42)	(0.53)	(0.40)	(0.30)	(0.24)
Distributions from capital gains	(0.09)	(0.01)	(0.01)	(0.01)	(0.02)
Total distributions	(0.51)	(0.54)	(0.41)	(0.31)	(0.26)

NET ASSET VALUE, END OF PERIOD	$12.57	$16.16	$16.21	$15.52	$15.33

TOTAL RETURN[2]	(19.38)%	3.02%	7.22%	3.29%	5.32%
NET ASSETS, END OF PERIOD (IN THOUSANDS)	$6,258	$10,464	$10,376	$8,856	$6,755
Ratio of gross expenses to average net assets	1.28%	1.24%	1.27%	1.28%	1.33%
Ratio of net expenses to average net assets	1.28%	1.24%	1.20%	1.20%	1.20%
Ratio of net investment income (loss) (excluding expenses paid directly by the advisor) to average net assets	2.60%	2.70%	2.44%	1.86%	1.66%
Ratio of net investment income to average net assets	2.60%	2.70%	2.51%	1.94%	1.79%
Portfolio turnover rate	20.29%	48.68%	19.31%	11.49%	19.76%

A CLASS SHARES FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD	FOR FISCAL YEAR ENDED 12/31
	2008	2007	2006	2005	2004

NET ASSET VALUE, BEGINNING OF PERIOD	$16.20	$16.25	$15.56	$15.37	$14.83
Net investment income (loss)[1]	0.48	0.57	0.52	0.40	0.37
Net realized and unrealized gain (loss) on investments[1]	(3.48)	0.02	0.68	0.20	0.52
Total from investment operations	(3.00)	0.59	1.20	0.60	0.89

Distributions from net investment income	(0.51)	(0.63)	(0.50)	(0.40)	(0.33)
Distributions from capital gains	(0.09)	(0.01)	(0.01)	(0.01)	(0.02)
Total distributions	(0.60)	(0.64)	(0.51)	(0.41)	(0.35)

NET ASSET VALUE, END OF PERIOD	$12.60	$16.20	$16.25	$15.56	$15.37

TOTAL RETURN[2,3]	(18.86)%	3.61%	7.96%	3.94%	6.05%
NET ASSETS, END OF PERIOD (IN THOUSANDS)	$2,590	$3,233	$1,787	$3,437	$2,332
Ratio of gross expenses to average net assets	0.63%	0.59%	0.59%	0.63%	0.68%
Ratio of net expenses to average net assets	0.63%	0.59%	0.55%	0.55%	0.55%
Ratio of net investment income (loss) (excluding expenses paid directly by the advisor) to average net assets	3.28%	3.42%	3.14%	2.54%	2.23%
Ratio of net investment income to average net assets	3.28%	3.42%	3.18%	2.62%	2.36%
Portfolio turnover rate	20.29%	48.68%	19.31%	11.49%	19.76%

[1]Per share amounts are based upon average shares outstanding.

[2]Total return is calculated assuming a purchase of shares at net asset value per share on the first day and a sale at net asset value per share on the last day of each period reported. Distributions are assumed, for purposes of this calculation, to be reinvested at the net asset value per share on the respective payment dates of each Fund.

[3]Class A total return does not include the one-time front-end sales charge.

accessor 71

FINANCIAL HIGHLIGHTS

BALANCED ALLOCATION FUND

The financial highlights table is intended to help you understand the Fund’s financial performance for the past 5 years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming re-investment of all dividends and distributions). This information has been audited by Deloitte & Touche LLP, whose report, along with the Fund’s financial statements, is included in the annual report, which is available upon request.

C CLASS SHARES FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD	FOR FISCAL YEAR ENDED 12/31
	2008	2007	2006	2005	2004

NET ASSET VALUE, BEGINNING OF PERIOD	$17.25	$17.11	$15.86	$15.36	$14.38
Net investment income (loss)[1]	0.26	0.31	0.28	0.20	0.17
Net realized and unrealized gain (loss) on investments[1]	(4.60)	0.29	1.25	0.51	0.97
Total from investment operations	(4.34)	0.60	1.53	0.71	1.14

Distributions from net investment income	(0.32)	(0.46)	(0.28)	(0.21)	(0.16)
Distributions from capital gains	(0.14)	—	(0.00)[3]	—	0.00 [3]
Total distributions	(0.46)	(0.46)	(0.28)	(0.21)	(0.16)

NET ASSET VALUE, END OF PERIOD	$12.45	$17.25	$17.11	$15.86	$15.36

TOTAL RETURN[2]	(25.49)%	3.49%	9.75%	4.64%	8.01%
NET ASSETS, END OF PERIOD (IN THOUSANDS)	$12,770	$21,040	$21,272	$16,448	$11,900
Ratio of gross expenses to average net assets	1.20%	1.18%	1.22%	1.22%	1.26%
Ratio of net expenses to average net assets	1.20%	1.18%	1.20%	1.20%	1.20%
Ratio of net investment income (loss) (excluding expenses paid directly by the advisor) to average net assets	1.72%	1.77%	1.69%	1.28%	1.14%
Ratio of net investment income to average net assets	1.72%	1.77%	1.71%	1.30%	1.20%
Portfolio turnover rate	26.31%	23.56%	13.27%	3.20%	20.59%

A CLASS SHARES FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD	FOR FISCAL YEAR ENDED 12/31
	2008	2007	2006	2005	2004

NET ASSET VALUE, BEGINNING OF PERIOD	$17.27	$17.13	$15.88	$15.37	$14.39

Net investment income (loss)[1]	0.36	0.45	0.39	0.30	0.29
Net realized and unrealized gain (loss) on investments[1]	(4.61)	0.26	1.25	0.51	0.94
Total from investment operations	(4.25)	0.71	1.64	0.81	1.23

Distributions from net investment income	(0.42)	(0.57)	(0.39)	(0.30)	(0.25)
Distributions from capital gains	(0.14)	—	(0.00)[4]	—	0.00 [3]
Total distributions	(0.56)	(0.57)	(0.39)	(0.30)	(0.25)

NET ASSET VALUE, END OF PERIOD	$12.46	$17.27	$17.13	$15.88	$15.37

TOTAL RETURN[2,3]	(25.02)%	4.16%	10.45%	5.37%	8.69%
NET ASSETS, END OF PERIOD (IN THOUSANDS)	$19,506	$29,735	$10,820	$6,450	$4,416
Ratio of gross expenses to average net assets	0.55%	0.54%	0.58%	0.57%	0.61%
Ratio of net expenses to average net assets	0.55%	0.54%	0.55%	0.55%	0.55%
Ratio of net investment income (loss) (excluding expenses paid directly by the advisor) to average net assets	2.40%	2.57%	2.38%	1.95%	1.95%
Ratio of net investment income to average net assets	2.40%	2.57%	2.41%	1.97%	2.01%
Portfolio turnover rate	26.31%	23.56%	13.27%	3.20%	20.59%

[1]Per share amounts are based upon average shares outstanding.

[2]Total return is calculated assuming a purchase of shares at net asset value per share on the first day and a sale at net asset value per share on the last day of each period reported. Distributions are assumed, for purposes of this calculation, to be reinvested at the net asset value per share on the respective payment dates of each Fund.

[3]Class A total return does not include the one-time front-end sales charge.
[4]Less than ($0.005) per share

accessor 72

FINANCIAL HIGHLIGHTS

GROWTH & INCOME ALLOCATION FUND

The financial highlights table is intended to help you understand the Fund’s financial performance for the past 5 years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming re-investment of all dividends and distributions). This information has been audited by Deloitte & Touche LLP, whose report, along with the Fund’s financial statements, is included in the annual report, which is available upon request.

C CLASS SHARES FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD	FOR FISCAL YEAR ENDED 12/31
	2008	2007	2006	2005	2004

NET ASSET VALUE, BEGINNING OF PERIOD	$17.64	$17.42	$15.91	$15.27	$14.13
Net investment income (loss)[1]	0.20	0.23	0.22	0.16	0.14
Net realized and unrealized gain (loss)on investments[1]	(5.40)	0.40	1.50	0.65	1.15
Total from investment operations	(5.20)	0.63	1.72	0.81	1.29

Distributions from net investment income	(0.27)	(0.41)	(0.21)	(0.16)	(0.13)
Distributions from capital gains	(0.26)	—	(0.00)[4]	(0.01)	(0.02)
Total distributions	(0.53)	(0.41)	(0.21)	(0.17)	(0.15)

NET ASSET VALUE, END OF PERIOD	$11.91	$17.64	$17.42	$15.91	$15.27
TOTAL RETURN[2]	(29.86)%	3.60%	10.88%	5.32%	9.12%
NET ASSETS, END OF PERIOD (IN THOUSANDS)	$31,953	$55,880	$48,233	$37,020	$23,072
Ratio of gross expenses to average net assets	1.20%	1.18%	1.22%	1.20%	1.25%
Ratio of net expenses to average net assets	1.20%	1.18%	1.20%	1.20%	1.20%
Ratio of net investment income (loss) (excluding expenses paid directly by the advisor) to average net assets	1.29%	1.30%	1.24%	1.03%	0.92%
Ratio of net investment income to average net assets	1.29%	1.30%	1.26%	1.03%	0.97%
Portfolio turnover rate	35.22%	18.45%	14.32%	1.95%	12.74%

A CLASS SHARES FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD	FOR FISCAL YEAR ENDED 12/31
	2008	2007	2006	2005	2004

NET ASSET VALUE, BEGINNING OF PERIOD	$17.67	$17.44	$15.93	$15.29	$14.13
Net investment income (loss)[1]	0.30	0.36	0.34	0.26	0.25
Net realized and unrealized gain (loss) on investments[1]	(5.41)	0.39	1.48	0.65	1.14
Total from investment operations	(5.11)	0.75	1.82	0.91	1.39

Distributions from net investment income	(0.37)	(0.52)	(0.31)	(0.26)	(0.21)
Distributions from capital gains	(0.26)	—	(0.00)[4]	(0.01)	(0.02)
Total distributions	(0.63)	(0.52)	(0.31)	(0.27)	(0.23)

NET ASSET VALUE, END OF PERIOD	$11.93	$17.67	$17.44	$15.93	$15.29
TOTAL RETURN[2,3]	(29.44)%	4.32%	11.56%	5.97%	9.93%
NET ASSETS, END OF PERIOD (IN THOUSANDS)	$20,190	$30,036	$20,836	$20,121	$10,961
Ratio of gross expenses to average net assets	0.55%	0.53%	0.56%	0.55%	0.60%
Ratio of net expenses to average net assets	0.55%	0.53%	0.55%	0.55%	0.55%
Ratio of net investment income (loss) (excluding expenses paid directly by the advisor) to average net assets	1.96%	1.98%	1.92%	1.70%	1.61%
Ratio of net investment income to average net assets	1.96%	1.98%	1.93%	1.70%	1.67%
Portfolio turnover rate	35.22%	18.45%	14.32%	1.95%	12.74%

[1]Per share amounts are based upon average shares outstanding.

[2]Total return is calculated assuming a purchase of shares at net asset value per share on the first day and a sale at net asset value per share on the last day of each period reported. Distributions are assumed, for purposes of this calculation, to be reinvested at the net asset value per share on the respective payment dates of each Fund.

[3]Class A total return does not include the one-time front-end sales charge.
[4]Less than ($0.005) per share.

accessor 73

FINANCIAL HIGHLIGHTS

GROWTH ALLOCATION FUND

The financial highlights table is intended to help you understand the Fund’s financial performance for the past 5 years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming re-investment of all dividends and distributions). This information has been audited by Deloitte & Touche LLP, whose report, along with the Fund’s financial statements, is included in the annual report, which is available upon request.

C CLASS SHARES FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD	FOR FISCAL YEAR ENDED 12/31
	2008	2007	2006	2005	2004

NET ASSET VALUE, BEGINNING OF PERIOD	$18.57	$18.12	$16.07	$15.12	$13.59
Net investment income (loss)[1]	0.05	0.05	0.06	0.05	0.06
Net realized and unrealized gain (loss) on investments[1]	(6.58)	0.71	2.05	0.95	1.52
Total from investment operations	(6.53)	0.76	2.11	1.00	1.58

Distributions from net investment income	(0.15)	(0.30)	(0.06)	(0.05)	(0.05)
Distributions from capital gains	(0.34)	(0.01)	—	—	—
Total distributions	(0.49)	(0.31)	(0.06)	(0.05)	(0.05)

NET ASSET VALUE, END OF PERIOD	$11.55	$18.57	$18.12	$16.07	$15.12
TOTAL RETURN[2]	(35.66)%	4.18%	13.15%	6.64%	11.67%
NET ASSETS, END OF PERIOD (IN THOUSANDS)	$26,814	$45,687	$38,013	$26,399	$15,330
Ratio of gross expenses to average net assets	1.20%	1.18%	1.22%	1.19%	1.25%
Ratio of net expenses to average net assets	1.20%	1.18%	1.20%	1.19%	1.20%
Ratio of net investment income (loss) (excluding expenses paid directly by the advisor) to average net assets	0.34%	0.25%	0.34%	0.31%	0.34%
Ratio of net investment income to average net assets	0.34%	0.25%	0.36%	0.31%	0.39%
Portfolio turnover rate	31.17%	7.43%	18.90%	1.76%	15.63%

A CLASS SHARES FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD	FOR FISCAL YEAR ENDED 12/31
	2008	2007	2006	2005	2004

NET ASSET VALUE, BEGINNING OF PERIOD	$18.67	$18.19	$16.13	$15.17	$13.62
Net investment income (loss)[1]	0.15	0.18	0.16	0.15	0.15
Net realized and unrealized gain (loss) on investments[1]	(6.62)	0.72	2.06	0.95	1.53
Total from investment operations	(6.47)	0.90	2.22	1.10	1.68

Distributions from net investment income	(0.25)	(0.41)	(0.16)	(0.14)	(0.13)
Distributions from capital gains	(0.34)	(0.01)	—	—	—
Total distributions	(0.59)	(0.42)	(0.16)	(0.14)	(0.13)

NET ASSET VALUE, END OF PERIOD	$11.61	$18.67	$18.19	$16.13	$15.17
TOTAL RETURN[2,3]	(35.25)%	4.91%	13.85%	7.32%	12.43%
NET ASSETS, END OF PERIOD (IN THOUSANDS)	$17,808	$29,580	$21,064	$20,159	$11,388
Ratio of gross expenses to average net assets	0.55%	0.53%	0.57%	0.55%	0.60%
Ratio of net expenses to average net assets	0.55%	0.53%	0.55%	0.55%	0.55%
Ratio of net investment income to average net assets	0.99%	0.92%	0.99%	0.96%	1.04%
Ratio of net investment income (loss) (excluding expenses paid directly by the advisor) to average net assets	0.99%	0.92%	0.97%	0.96%	0.98%
Portfolio turnover rate	31.17%	7.43%	18.90%	1.76%	15.63%

[1]Per share amounts are based upon average shares outstanding.

[2]Total return is calculated assuming a purchase of shares at net asset value per share on the first day and a sale at net asset value per share on the last day of each period reported. Distributions are assumed, for purposes of this calculation, to be reinvested at the net asset value per share on the respective payment dates of each Fund.

[3]Class A total return does not include the one-time front-end sales charge.

accessor 74

FINANCIAL HIGHLIGHTS

AGGRESSIVE GROWTH ALLOCATION FUND

The financial highlights table is intended to help you understand the Fund’s financial performance for the past 5 years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming re-investment of all dividends and distributions). This information has been audited by Deloitte & Touche LLP, whose report, along with the Fund’s financial statements, is included in the annual report, which is available upon request.

C CLASS SHARES FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD	FOR FISCAL YEAR ENDED 12/31
	2008	2007	2006	2005	2004

NET ASSET VALUE, BEGINNING OF PERIOD	$18.86	$18.24	$15.89	$14.74	$13.00
Net investment income (loss)[1]	(0.08)	(0.09)	(0.08)	(0.09)	(0.07)
Net realized and unrealized gain (loss) on investments[1]	(7.55)	0.95	2.43	1.24	1.81
Total from investment operations	(7.63)	0.86	2.35	1.15	1.74

Distributions from net investment income	(0.08)	(0.21)	—	—	—
Distributions from capital gains	(0.37)	(0.03)	—	—	—
Total distributions	(0.45)	(0.24)	—	—	—

NET ASSET VALUE, END OF PERIOD	$10.78	$18.86	$18.24	$15.89	$14.74

TOTAL RETURN[2]	(41.05)%	4.69%	14.79%	7.80%	13.38%
NET ASSETS, END OF PERIOD (IN THOUSANDS)	$5,944	$10,144	$7,966	$5,399	$3,474
Ratio of gross expenses to average net assets	1.25%	1.20%	1.25%	1.24%	1.30%
Ratio of net expenses to average net assets	1.25%	1.20%	1.20%	1.20%	1.20%
Ratio of net investment income (loss) (excluding expenses paid directly by the advisor) to average net assets	(0.56)%	(0.49)%	(0.55)%	(0.64)%	(0.61)%
Ratio of net investment income (loss) to average net assets	(0.56)%	(0.49)%	(0.50)%	(0.61)%	(0.50)%
Portfolio turnover rate	30.06%	10.36%	10.73%	2.01%	3.61%

A CLASS SHARES FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD	FOR FISCAL YEAR ENDED 12/31
	2008	2007	2006	2005	2004

NET ASSET VALUE, BEGINNING OF PERIOD	$19.31	$18.66	$16.17	$14.92	$13.07
Net investment income (loss)[1]	0.02	0.03	0.03	0.01	0.03
Net realized and unrealized gain (loss) on investments[1]	(7.75)	0.96	2.49	1.25	1.83
Total from investment operations	(7.73)	0.99	2.52	1.26	1.86

Distributions from net investment income	(0.12)	(0.31)	(0.03)	(0.01)	(0.01)
Distributions from capital gains	(0.37)	(0.03)	—	—	—
Total distributions	(0.49)	(0.34)	(0.03)	(0.01)	(0.01)

NET ASSET VALUE, END OF PERIOD	$11.09	$19.31	$18.66	$16.17	$14.92

TOTAL RETURN[2,3]	(40.66)%	5.30%	15.56%	8.46%	14.23%
NET ASSETS, END OF PERIOD (IN THOUSANDS)	$7,587	$12,864	$9,032	$5,589	$2,375
Ratio of gross expenses to average net assets	0.60%	0.55%	0.61%	0.59%	0.65%
Ratio of net expenses to average net assets	0.60%	0.55%	0.55%	0.55%	0.55%
Ratio of net investment income (loss) (excluding expenses paid directly by the advisor) to average net assets	0.11%	0.16%	0.12%	0.03%	0.13%
Ratio of net investment income to average net assets	0.11%	0.16%	0.18%	0.06%	0.23%
Portfolio turnover rate	30.06%	10.36%	10.73%	2.01%	3.61%

[1]Per share amounts are based upon average shares outstanding.

[2]Total return is calculated assuming a purchase of shares at net asset value per share on the first day and a sale at net asset value per share on the last day of each period reported. Distributions are assumed, for purposes of this calculation, to be reinvested at the net asset value per share on the respective payment dates of each Fund.

[3]Class A total return does not include the one-time front-end sales charge.

accessor 75

FINANCIAL HIGHLIGHTS

FRONTIER MARKETS FUND

Because the Frontier Markets Fund commenced investment operations on December 31, 2008, financial highlight information for the Frontier Markets Fund is not available.

accessor 76

FINANCIAL HIGHLIGHTS

GROWTH FUND

The financial highlights table is intended to help you understand the Fund’s financial performance for the past 5 years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming re-investment of all dividends and distributions). This information has been audited by Deloitte & Touche LLP, whose report, along with the Fund’s financial statements, is included in the annual report, which is available upon request.

C CLASS SHARES FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD	FOR FISCAL YEAR ENDED 12/31
	2008	2007	2006	2005	2004

NET ASSET VALUE, BEGINNING OF PERIOD	$26.61	$25.39	$24.07	$22.83	$20.68

Net investment income (loss)[1]	(0.19)	(0.18)	(0.17)	(0.18)	(0.07)
Net realized and unrealized gain (loss) on investments[1]	(9.10)	1.40	1.49	1.42	2.22
Total from investment operations	(9.29)	1.22	1.32	1.24	2.15

Distributions from net investment income	—	—	—	—	—
Total distributions	—	—	—	—	—
Redemption fees	—	—	0.00[3]	0.00[3]	0.00[3]

NET ASSET VALUE, END OF PERIOD	$17.32	$26.61	$25.39	$24.07	$22.83

TOTAL RETURN[2]	(34.91% )	4.81%	5.48%	5.43%	10.40%
NET ASSETS, END OF PERIOD (IN THOUSANDS)	$866	$5,470	$5,269	$4,095	$3,327
Ratio of expenses to average net assets[5]	2.00%	2.10%	2.20%	2.22%	1.92%
Ratio of net investment income (loss) to average net assets	(0.81% )	(0.70% )	(0.71% )	(0.80% )	(0.35% )
Portfolio turnover rate	166.14%	190.94%	130.94%	97.70%	141.00%

A CLASS SHARES FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD	FOR FISCAL YEAR ENDED 12/31
	2008	2007	2006	2005	2004

NET ASSET VALUE, BEGINNING OF PERIOD	$27.30	$25.89	$24.40	$23.02	$20.75

Net investment income (loss)[1]	(0.02)	(0.01)	(0.01)	(0.03)	0.17
Net realized and unrealized gain (loss) on investments[1]	(9.40)	1.43	1.52	1.44	2.13
Total from investment operations	(9.42)	1.42	1.51	1.41	2.30

Distributions from net investment income	(0.02)	(0.01)	(0.02)	(0.03)	(0.03)
Total distributions	(0.02)	(0.01)	(0.02)	(0.03)	(0.03)
Redemption fees	—	—	0.00[3]	0.00[3]	0.00[3]

NET ASSET VALUE, END OF PERIOD	$17.86	$27.30	$25.89	$24.40	$23.02

TOTAL RETURN[2,4]	(34.49% )	5.50%	6.20%	6.13%	11.10%
NET ASSETS, END OF PERIOD (IN THOUSANDS)	$524	$780	$779	$746	$175
Ratio of expenses to average net assets[5]	1.38%	1.46%	1.55%	1.62%	1.30%
Ratio of net investment income (loss) to average net assets	(0.09% )	(0.04% )	(0.05% )	(0.11% )	0.77%
Portfolio turnover rate	166.14%	190.94%	130.94%	97.70%	141.00%

[1]Per share amounts are based upon average shares outstanding.

[2]Total return is calculated assuming a purchase of shares at net asset value per share on the first day and a sale at net asset value per share on the last day of each period reported. Distributions are assumed, for purposes of this calculation, to be reinvested at the net asset value per share on the respective payment dates of each Fund.

[3]Less than $0.005 per share.
[4]Class A total return does not include the one-time front-end sales charge.
[5]The effect of any custody credits on this ratio is less than 0.01%.

accessor 77

FINANCIAL HIGHLIGHTS

HIGH YIELD BOND FUND

The financial highlights table is intended to help you understand the Fund’s financial performance for the past 5 years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming re-investment of all dividends and distributions). This information has been audited by Deloitte & Touche LLP, whose report, along with the Fund’s financial statements, is included in the annual report, which is available upon request.

C CLASS SHARES FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD	FOR FISCAL YEAR ENDED 12/31
	2008	2007	2006	2005	2004

NET ASSET VALUE, BEGINNING OF PERIOD	$10.43	$10.99	$10.71	$11.29	$11.17

Net investment income (loss)[1]	0.67	0.69	0.70	0.71	0.77
Net realized and unrealized gain (loss) on investments[1]	(2.98)	(0.56)	0.29	(0.57)	0.13
Total from investment operations	(2.31)	0.13	0.99	0.14	0.90

Distributions from net investment income	(0.68)	(0.69)	(0.71)	(0.72)	(0.78)
Total distributions	(0.68)	(0.69)	(0.71)	(0.72)	(0.78)
Redemption fees	—	—	0.00 [5]	0.00 [5]	0.00 [5]

NET ASSET VALUE, END OF PERIOD	$7.44	$10.43	$10.99	$10.71	$11.29

TOTAL RETURN[2]	(22.97)%	1.17%	9.65%	1.29%	8.39%
NET ASSETS, END OF PERIOD (IN THOUSANDS)	$623	$1,416	$1,804	$1,565	$1,935
Ratio of expenses to average net assets[4]	1.96%	1.89%	1.90%	1.93%	1.83%
Ratio of net investment income to average net assets	7.03%	6.37%	6.53%	6.51%	6.99%
Portfolio turnover rate	109.77%	86.29%	87.80%	62.75%	75.03%

A CLASS SHARES FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD	FOR FISCAL YEAR ENDED 12/31
	2008	2007	2006	2005	2004

NET ASSET VALUE, BEGINNING OF PERIOD	$10.44	$11.00	$10.72	$11.30	$11.17

Net investment income (loss)[1]	0.74	0.77	0.77	0.79	0.86
Net realized and unrealized gain (loss) on investments[1]	(2.99)	(0.55)	0.30	(0.57)	0.13
Total from investment operations	(2.25)	0.22	1.07	0.22	0.99

Distributions from net investment income	(0.75)	(0.78)	(0.79)	(0.80)	(0.86)
Total distributions	(0.75)	(0.78)	(0.79)	(0.80)	(0.86)
Redemption fees	—	—	0.00 [5]	0.00	0.00 [5]

NET ASSET VALUE, END OF PERIOD	$7.44	$10.44	$11.00	$10.72	$11.30

TOTAL RETURN[2,3]	(22.38)%	1.96%	10.44%	2.05%	9.25%
NET ASSETS, END OF PERIOD (IN THOUSANDS)	$332	$1,410	$158	$144	$136
Ratio of expenses to average net assets[4]	1.20%	1.17%	1.16%	1.18%	1.07%
Ratio of net investment income to average net assets	7.54%	7.18%	7.27%	7.28%	7.70%
Portfolio turnover rate	109.77%	86.29%	87.80%	62.75%	75.03%

[1]Per share amounts are based upon average shares outstanding.

[2]Total return is calculated assuming a purchase of shares at net asset value per share on the first day and a sale at net asset value per share on the last day of each period reported. Distributions are assumed, for purposes of this calculation, to be reinvested at the net asset value per share on the respective payment dates of each Fund.

[3]Class A total return does not include the one-time front-end sales charge.
[4]The effect of any custody credits on this ratio is less than 0.01%.
[5]Less than $0.005 per share

accessor 78

FINANCIAL HIGHLIGHTS

INTERNATIONAL EQUITY FUND

The financial highlights table is intended to help you understand the Fund’s financial performance for the past 5 years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming re-investment of all dividends and distributions). This information has been audited by Deloitte & Touche LLP, whose report, along with the Fund’s financial statements, is included in the annual report, which is available upon request.

C CLASS SHARES FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD	FOR FISCAL YEAR ENDED 12/31
	2008	2007	2006	2005	2004
NET ASSET VALUE, BEGINNING OF PERIOD	$23.14	$22.33	$16.94	$14.97	$12.83

Net investment income (loss)[1]	0.14	(0.01)	(0.09)	(0.02)	0.01
Net realized and unrealized gain (loss) on investments[1]	(12.01)	2.63	5.48	1.99	2.13
Total from investment operations	(11.87)	2.62	5.39	1.97	2.14

Distributions from net investment income	—	—	—	—	—
Distributions from capital gains	(0.86)	(1.81)	—	—	—
Total distributions	(0.86)	(1.81)	—	—	—
Redemption fees	—	0.00 [5]	(0.00)[5]	(0.00)[5]	(0.00)[5]

NET ASSET VALUE, END OF PERIOD	$10.41	$23.14	$22.33	$16.94	$14.97
TOTAL RETURN[2]	(52.82)%	11.85%	31.82%	13.16%	16.68%
NET ASSETS, END OF PERIOD (IN THOUSANDS)	$1,111	$7,631	$5,095	$2,392	$1,748
Ratio of expenses to average net assets[4]	2.27%	2.33%	2.41%	2.41%	2.24%
Ratio of net investment income (loss) to average net assets	0.75%	(0.03)%	(0.48)%	(0.12)%	0.10%
Portfolio turnover rate	102.02%	73.71%	93.54%	127.58%	15.91%

A CLASS SHARES FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD	FOR FISCAL YEAR ENDED 12/31
	2008	2007	2006	2005	2004

NET ASSET VALUE, BEGINNING OF PERIOD	$23.77	$22.87	$17.27	$15.17	$12.94

Net investment income (loss)[1]	0.40	(0.02)	0.05	0.08	0.15
Net realized and unrealized gain (loss) on investments[1]	(12.52)	2.86	5.60	2.02	2.11
Total from investment operations	(12.12)	2.84	5.65	2.10	2.26

Distributions from net investment income	(0.01)	(0.13)	(0.05)	—	(0.03)
Distributions from capital gains	(0.86)	(1.81)	—	—	—
Total distributions	(0.87)	(1.94)	(0.05)	—	(0.03)
Redemption fees	—	0.00 [5]	(0.00)[5]	(0.00)[5]	(0.00)[5]

NET ASSET VALUE, END OF PERIOD	$10.78	$23.77	$22.87	$17.27	$15.17
TOTAL RETURN[2,3]	(52.47)%	12.56%	32.73%	13.84%	17.45%
NET ASSETS, END OF PERIOD (IN THOUSANDS)	$4,795	$11,927	$709	$521	$360
Ratio of expenses to average net assets[4]	1.59%	1.57%	1.90%	1.77%	1.56%
Ratio of net investment income (loss) to average net assets	2.21%	(0.09)%	0.22%	0.50%	1.01%
Portfolio turnover rate	102.02%	73.71%	93.54%	127.58%	15.91%

[1]Per share amounts are based upon average shares outstanding.

[2]Total return is calculated assuming a purchase of shares at net asset value per share on the first day and a sale at net asset value per share on the last day of each period reported. Distributions are assumed, for purposes of this calculation, to be reinvested at the net asset value per share on the respective payment dates of each Fund.

[3]Class A total return does not include the one-time front-end sales charge.
[4]The effect of any custody credits on this ratio is less than 0.01%.
[5]Less than $0.005 per share.

accessor 79

FINANCIAL HIGHLIGHTS

INVESTMENT GRADE FIXED-INCOME FUND

The financial highlights table is intended to help you understand the Fund’s financial performance for the past 5 years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming re-investment of all dividends and distributions). This information has been audited by Deloitte & Touche LLP, whose report, along with the Fund’s financial statements, is included in the annual report, which is available upon request.

C CLASS SHARES FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD	FOR FISCAL YEAR ENDED 12/31
	2008	2007	2006	2005	2004

NET ASSET VALUE, BEGINNING OF PERIOD	$10.86	$11.23	$11.63	$11.91	$12.12

Net investment income (loss)[1]	0.45	0.71	0.70	0.52	0.47
Net realized and unrealized gain (loss) on investments[1]	(0.83)	(0.44)	(0.40)	(0.22)	(0.12)
Total from investment operations	(0.38)	0.27	0.30	0.30	0.35

Distributions from net investment income	(0.49)	(0.64)	(0.70)	(0.54)	(0.47)
Distributions from capital gains	—	—	—	(0.04)	(0.09)
Total distributions	(0.49)	(0.64)	(0.70)	(0.58)	(0.56)

NET ASSET VALUE, END OF PERIOD	$9.99	$10.86	$11.23	$11.63	$11.91

TOTAL RETURN[2]	(3.40)%	2.51%	2.76%	2.59%	2.95%
NET ASSETS, END OF PERIOD (IN THOUSANDS)	$600	$856	$5,119	$846	$865
Ratio of expenses to average net assets[3]	1.87%	1.72%	1.74%	1.73%	1.87%
Ratio of net investment income to average net assets	4.47%	6.26%	6.08%	4.37%	3.96%
Portfolio turnover rate	259.79%	71.66%	102.65%	93.26%	125.84%

[1]Per share amounts are based upon average shares outstanding.

[2]Total return is calculated assuming a purchase of shares at net asset value per share on the first day and a sale at net asset value per share on the last day of each period reported. Distributions are assumed, for purposes of this calculation, to be reinvested at the net asset value per share on the respective payment dates of each Fund.

[3]The effect of any custody credits on this ratio is less than 0.01%.

accessor 80

FINANCIAL HIGHLIGHTS

MORTGAGE SECURITIES FUND

The financial highlights table is intended to help you understand the Fund’s financial performance for the past 5 years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming re-investment of all dividends and distributions). This information has been audited by Deloitte & Touche LLP, whose report, along with the Fund’s financial statements, is included in the annual report, which is available upon request.

C CLASS SHARES FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD	FOR FISCAL YEAR ENDED 12/31
	2008	2007	2006	2005	2004

NET ASSET VALUE, BEGINNING OF PERIOD	$12.44	$12.23	$12.40	$12.67	$12.71

Net investment income (loss)[1]	0.27	0.44	0.38	0.33	0.33
Net realized and unrealized gain (loss) on investments[1]	(0.25)	0.18	(0.03)	(0.21)	0.03
Total from investment operations	0.02	0.62	0.35	0.12	0.36

Distributions from net investment income	(0.40)	(0.41)	(0.45)	(0.37)	(0.33)
Distributions from capital gains	—	—	(0.07)	(0.02)	(0.07)
Total distributions	(0.40)	(0.41)	(0.52)	(0.39)	(0.40)

NET ASSET VALUE, END OF PERIOD	$12.06	$12.44	$12.23	$12.40	$12.67
TOTAL RETURN[2]	0.17%	5.22%	2.94%	0.90%	2.85%
NET ASSETS, END OF PERIOD (IN THOUSANDS)	$624	$857	$778	$1,522	$1,015
Ratio of expenses to average net assets[3]	1.97%	1.92%	2.10%	1.92%	1.81%
Ratio of net investment income to average net assets	3.42%	3.57%	3.13%	2.58%	2.63%
Portfolio turnover rate	654.15%	496.94%	578.95%	474.16%	324.40%

[1]Per share amounts are based upon average shares outstanding.

[2]Total return is calculated assuming a purchase of shares at net asset value per share on the first day and a sale at net asset value per share on the last day of each period reported. Distributions are assumed, for purposes of this calculation, to be reinvested at the net asset value per share on the respective payment dates of each Fund.

[3]The effect of any custody credits on this ratio is less than 0.01%.

accessor 81

FINANCIAL HIGHLIGHTS

SMALL TO MID CAP FUND

The financial highlights table is intended to help you understand the Fund’s financial performance for the past 5 years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming re-investment of all dividends and distributions). This information has been audited by Deloitte & Touche LLP, whose report, along with the Fund’s financial statements, is included in the annual report, which is available upon request.

C CLASS SHARES FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD	FOR FISCAL YEAR ENDED 12/31
	2008	2007	2006	2005	2004

NET ASSET VALUE, BEGINNING OF PERIOD	$29.65	$30.88	$27.43	$24.52	$20.84

Net investment income (loss)[1]	(0.25)	(0.27)	(0.24)	(0.21)	(0.23)
Net realized and unrealized gain (loss) on investments[1]	(11.85)	(0.91)	3.69	3.12	3.91
Total from investment operations	(12.10)	(1.18)	3.45	2.91	3.68

Distributions from net investment income	—	—	—	—	—
Distributions from capital gains	(0.13)	(0.05)	—	—	—
Total distributions	(0.13)	(0.05)	—	—	—
Redemption fees	—	—	(0.004)	(0.004)	(0.004)

NET ASSET VALUE, END OF PERIOD	$17.42	$29.65	$30.88	$27.43	$24.52
TOTAL RETURN[2]	(40.95)%	(3.83)%	12.58%	11.87%	17.66%
NET ASSETS, END OF PERIOD (IN THOUSANDS)	$699	$3,250	$3,272	$2,617	$2,439
Ratio of expenses (including dividend expense) to average net assets[5,6]	2.53%	2.26%	2.22%	2.27%	2.20%
Ratio of expenses (excluding dividend expense) to average net assets[5,6]	2.35%	2.20%	2.22%	2.27%	2.20%
Ratio of net investment loss (including dividend expense) to average net assets[5,6]	(0.97)%	(0.85)%	(0.82)%	(0.84)%	(1.09)%
Ratio of net investment loss (excluding dividend expense) to average net assets[5,6]	(0.79%)	(0.79)%	(0.82)%	(0.84)%	(1.09)%
Portfolio turnover rate	139.69%	57.25%	37.24%	41.64%	46.31%

A CLASS SHARES FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD	FOR FISCAL YEAR ENDED 12/31
	2008	2007	2006	2005	2004

NET ASSET VALUE, BEGINNING OF PERIOD	$30.60	$31.67	$27.94	$24.83	$20.98

Net investment income (loss)[1]	(0.06)	(0.03)	(0.05)	(0.05)	(0.10)
Net realized and unrealized gain (loss) on investments[1]	(12.31)	(0.98)	3.78	3.16	3.95
Total from investment operations	(12.37)	(1.01)	3.73	3.11	3.85

Distributions from net investment income	—	(0.01)	—	—	—
Distributions from capital gains	(0.13)	(0.05)	—	—	—
Total distributions	(0.13)	(0.06)	—	—	—
Redemption fees	—	—	(0.00)[4]	(0.00)[4]	(0.00)[4]

NET ASSET VALUE, END OF PERIOD	$18.10	$30.60	$31.67	$27.94	$24.83

TOTAL RETURN[2,3]	(40.56)%	(3.24)%	13.39%	12.53%	18.35%
NET ASSETS, END OF PERIOD (IN THOUSANDS)	$3,263	$5,851	$354	$704	$622
Ratio of expenses (including dividend expense) to average net assets[5,6]	1.87%	1.58%	1.57%	1.62%	1.55%
Ratio of expenses (excluding dividend expense) to average net assets[5,6]	1.69%	1.52%	1.57%	1.62%	1.55%
Ratio of net investment loss (including dividend expense) to average net assets[5,6]	(0.23)%	(0.08)%	(0.17)%	(0.21)%	(0.42)%
Ratio of net investment loss (excluding dividend expense) to average net assets[5,6]	(0.05)%	(0.02)%	(0.17)%	(0.21)%	(0.42)%
Portfolio turnover rate	139.69%	57.25%	37.24%	41.64%	46.31%

[1]Per share amounts are based upon average shares outstanding.

[2]Total return is calculated assuming a purchase of shares at net asset value per share on the first day and a sale at net asset value per share on the last day of each period reported. Distributions are assumed, for purposes of this calculation, to be reinvested at the net asset value per share on the respective payment dates of each Fund.

[3]Class A total return does not include the one-time front-end sales charge.
[4]Less than $0.005 per share.
[5]The effect of any custody credits on this ratio is less than 0.01%.
[6]Dividend expense totaled 0.18%, 0.06%, 0%, 0% and 0%, respectively, of average net assets for the years ended December 31, 2008, 2007, 2006, 2005 and 2004, respectively.

accessor 82

FINANCIAL HIGHLIGHTS

U.S. GOVERNMENT MONEY FUND

The financial highlights table is intended to help you understand the Fund’s financial performance for the past 5 years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming re-investment of all dividends and distributions). This information has been audited by Deloitte & Touche LLP, whose report, along with the Fund’s financial statements, is included in the annual report, which is available upon request.

C CLASS SHARES FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD	FOR FISCAL YEAR ENDED 12/31
	2008	2007	2006	2005	2004

NET ASSET VALUE, BEGINNING OF PERIOD	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income (loss)[1]	0.01	0.04	0.03	0.02	0.01

Distributions from net investment income	(0.01)	(0.04)	(0.03)	(0.02)	(0.01)

NET ASSET VALUE, END OF PERIOD	$1.00	$1.00	$1.00	$1.00	$1.00

TOTAL RETURN[2]	1.29%	3.70%	3.45%	1.91%	0.68%
NET ASSETS, END OF PERIOD (IN THOUSANDS)	$1,937	$1,507	$2,808	$2,014	$1,989
Ratio of gross expenses to average net assets[4]	1.50%	1.46%	1.47%	1.29%	0.71%
Ratio of net expenses to average net assets[4]	1.50%	1.46%	1.47%	1.29%	0.71%
Ratio of net investment income (loss) to average net assets	1.24%	3.59%	3.42%	1.88%	0.79%

A CLASS SHARES FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD	FOR FISCAL YEAR ENDED 12/31
	2008	2007	2006	2005	2004

NET ASSET VALUE, BEGINNING OF PERIOD	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income (loss)[1]	0.02	0.04	0.04	0.03	0.01

Distributions from net investment income	(0.02)	(0.04)	(0.04)	(0.03)	(0.01)

NET ASSET VALUE, END OF PERIOD	$1.00	$1.00	$1.00	$1.00	$1.00

TOTAL RETURN[2,3]	2.05%	4.46%	4.27%	2.54%	0.68%
NET ASSETS, END OF PERIOD (IN THOUSANDS)	$708	$1,370	$290	$109	$49
Ratio of gross expenses to average net assets[4]	0.74%	0.72%	0.70%	0.65%	0.72%
Ratio of net expenses to average net assets[4]	0.74%	0.72%	0.70%	0.65%	0.72%
Ratio of net investment income to average net assets	2.22%	4.28%	4.30%	2.63%	0.94%

[1]Per share amounts are based upon average shares outstanding.

[2]Total return is calculated assuming a purchase of shares at net asset value per share on the first day and a sale at net asset value per share on the last day of each period reported. Distributions are assumed, for purposes of this calculation, to be reinvested at the net asset value per share on the respective payment dates of each Fund.

[3]Class A total return does not include the one-time front-end sales charge.
[4]The effect of any custody credits on this ratio is less than 0.01%.

accessor 83

FINANCIAL HIGHLIGHTS

VALUE FUND

The financial highlights table is intended to help you understand the Fund’s financial performance for the past 5 years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming re-investment of all dividends and distributions). This information has been audited by Deloitte & Touche LLP, whose report, along with the Fund’s financial statements, is included in the annual report, which is available upon request.

C CLASS SHARES FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD	FOR FISCAL YEAR ENDED 12/31
	2008	2007	2006	2005	2004

NET ASSET VALUE, BEGINNING OF PERIOD	$23.79	$23.92	$20.84	$19.92	$17.57

Net investment income (loss)[1]	0.15	0.01	0.09	0.07	0.05
Net realized and unrealized gain (loss) on investments[1]	(9.59)	0.54	3.09	0.93	2.33
Total from investment operations	(9.44)	0.55	3.18	1.00	2.38

Distributions from net investment income	(0.16)	(0.02)	(0.10)	(0.08)	(0.03)
Distributions from capital gains	—	(0.66)	—	—	—
Total distributions	(0.16)	(0.68)	(0.10)	(0.08)	(0.03)
Redemption fees	—	—	0.00 [3]	—	0.00 [3]

NET ASSET VALUE, END OF PERIOD	$14.19	$23.79	$23.92	$20.84	$19.92
TOTAL RETURN[2]	(39.79)%	2.23%	15.31%	5.02%	13.56%
NET ASSETS, END OF PERIOD (IN THOUSANDS)	$581	$4,162	$3,831	$3,314	$3,020
Ratio of expenses to average net assets[5]	1.99%	1.97%	1.99%	2.00%	1.84%
Ratio of net expenses to average net assets[5]	1.99%	1.97%	1.99%	1.85%	1.84%
Ratio of net investment income to average net assets	0.75%	0.03%	0.40%	0.36%	0.26%
Portfolio turnover rate	144.57%	158.41%	64.20%	70.01%	88.83%

A CLASS SHARES FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD	FOR FISCAL YEAR ENDED 12/31
	2008	2007	2006	2005	2004

NET ASSET VALUE, BEGINNING OF PERIOD	$23.84	$23.95	$20.84	$19.91	$17.57

Net investment income (loss)[1]	0.29	0.18	0.25	0.20	0.20
Net realized and unrealized gain (loss) on investments[1]	(9.63)	0.53	3.10	0.93	2.29
Total from investment operations	(9.34)	0.71	3.35	1.13	2.49

Distributions from net investment income	(0.29)	(0.16)	(0.24)	(0.20)	(0.15)
Distributions from capital gains	—	(0.66)	—	—	—
Total distributions	(0.29)	(0.82)	(0.24)	(0.20)	(0.15)
Redemption fees	—	—	0.00 [3]	—	0.00 [3]

NET ASSET VALUE, END OF PERIOD	$14.21	$23.84	$23.95	$20.84	$19.91

TOTAL RETURN[2,4]	(39.38)%	3.07%	16.00%	5.72%	14.24%
NET ASSETS, END OF PERIOD (IN THOUSANDS)	$91	$256	$160	$1,096	$1,075
Ratio of expenses to average net assets[5]	1.35%	1.25%	1.35%	1.34%	1.18%
Ratio of net expenses to average net assets[5]	1.35%	1.25%	1.35%	1.19%	1.18%
Ratio of net investment income to average net assets	1.48%	0.70%	1.05%	1.00%	1.00%
Portfolio turnover rate	144.57%	158.41%	64.20%	70.01%	88.83%

[1]Per share amounts are based upon average shares outstanding.

[2]Total return is calculated assuming a purchase of shares at net asset value per share on the first day and a sale at net asset value per share on the last day of each period reported. Distributions are assumed, for purposes of this calculation, to be reinvested at the net asset value per share on the respective payment dates of each Fund.

[3]Less than 0.005 per share
[4]Class A total return does not include the one-time front-end sales charge.
[5]The effect of any custody credits on this ratio is less than 0.01%.

accessor 84

ACCESSOR FUNDS PRIVACY POLICY

Accessor Funds appreciates the privacy concerns and expectations of our customers. We are committed to maintaining a high level of privacy and confidentiality when it comes to your personal information and we use that information only where permitted by law. We recognize that, as our customer, you not only entrust us with your money but with your personal information. Your trust is important to us and you can be sure we will continue our tradition of protecting your personal information. We provide this privacy notice to you so that you may understand our policy with regard to the collection and disclosure of nonpublic personal information (“Information”) pertaining to you.

We collect the following categories of information about you:

Information we receive from you on applications or other forms; and

Information about your transactions with us, our affiliates, or others.

We do not disclose any Information about you or any current or former customer to anyone, except as permitted by law. We may disclose Information about you and any former customer to our affiliates and to nonaffiliated third parties, as permitted by law. We do not disclose personal information that we collect about you to non-affiliated companies except to enable them to provide marketing services on our behalf, to perform joint marketing agreements with other financial institutions, or in other limited circumstances permitted by law. For example, some instances where we may disclose Information about you to third parties include: for servicing and processing transactions, to protect against fraud, for institutional risk control, to respond to judicial process or to perform services on our behalf. When we share personal information about you with these companies, we require them to limit their use of the personal information to the particular purpose for which it was shared and we do not allow them to share your personal information with others except to fulfill that limited purpose. In addition, these companies are required to adhere to our privacy standards with respect to any personal information that we provide them.

Protecting the security and confidentiality of your information

We restrict access to Information about you to those employees who need to know that Information to provide products or services to you. We maintain physical, electronic, and procedural safeguards to ensure the confidentiality of your Information. Our privacy policies apply only to those individual investors who have a direct customer relationship with us. If you are an individual shareholder of record of any of the Funds, we consider you to be a customer of Forward Funds. Shareholders purchasing or owning shares of any of the Funds through their bank, broker, or other financial institution should consult that financial institution’s privacy policies. If you own shares or receive investment services through a relationship with a third-party broker, bank, investment adviser or other financial service provider, that third-party’s privacy policies will apply to you and ours will not.

accessor 85

APPENDIX – DESCRIPTION OF FUND INDICES

The following information has been supplied by the respective preparer of the index or has been obtained from other publicly available information.

MORGAN STANLEY CAPITAL INTERNATIONAL (“MSCI”) FRONTIER MARKETS INDEX*

The MSCI Frontier Markets Index is a market-capitalization-weighted index composed of companies representative of the market structure of 19 Frontier Market countries in Africa, Central & Eastern Europe, the Middle East and Asia. The index is calculated without dividends, with net or with gross dividends reinvested, in both U.S. Dollars and local currencies.

The MSCI indices reflect stock market trends by representing the evolution of an unmanaged portfolio containing a broad selection of domestically listed companies. A dynamic optimization process which involves maximizing float and liquidity, reflecting accurately the market’s size and industry profiles, and minimizing cross ownership is used to determine index constituents. Stock selection also takes into consideration the trading capabilities of foreigners in Frontier Market countries.

As of December 31, 2008, the MSCI Frontier Markets Index consisted of the following countries:

Bahrain, Bulgaria, Croatia, Estonia, Jordan, Kazakhstan, Kenya, Kuwait, Lebanon, Lithuania, Mauritius, Nigeria, Oman, Qatar, Romania, Serbia, Slovenia, Sri Lanka, Tunisia, Ukraine, United Arab, Emirates, Vietnam

Unlike other broad-based indices, the number of stocks included in the MSCI Frontier Markets Index is not fixed and may vary to enable the Index to continue to reflect the primary home markets of the constituent countries. Changes in the Index will be announced when made. MSCI Frontier Markets Index is a capitalization-weighted index calculated by Morgan Stanley Capital International based on the official closing prices for each stock in its primary local or home market. The base value of the MSCI Frontier Markets Index was equal to 1000.0 on November 30, 2007. As of December 31, 2008, the value of the MSCI Frontier Markets Index was 484.671.

*“Morgan Stanley Capital International” and “MSCI” are service marks of Morgan Stanley Capital International Inc. The Frontier Markets Fund is not sponsored, endorsed, sold or promoted by Morgan Stanley Capital International.

STANDARD & POOR’S 500 INDEX*

The purpose of the S&P 500 Index is to portray the pattern of common stock price movement. Construction of the index proceeds from industry groups to the whole. Since some industries are characterized by companies of relatively small stock capitalization, the index does not comprise the 500 largest companies. The S&P membership currently consists of 411 NYSE and 89 NASDAQ traded companies.

Component stocks are chosen solely with the aim of achieving a distribution by broad industry groupings for market size, liquidity and with the aim of achieving a distribution by broad industry groupings that are representative of the U.S. economy. Each stock added to the index must represent a viable enterprise and must be representative of the industry group to which it is assigned. Its market price movements must in general be responsive to changes in industry affairs.

The formula adopted by Standard & Poor’s is generally defined as a “baseweighted aggregative” expressed in relatives with the average value for the base period (1941-1943) equal to 10. Each component stock is weighted so that it will influence the index in proportion to its respective market importance. The most suitable weighting factor for this purpose is the number of shares outstanding, multiplied by its market price. This gives the current market value for that particular issue, and this market value determines the relative importance of the security.

Market values for individual stocks are added together to obtain their particular group market value. These group values are expressed as a relative, or index number, to the base period (1941-1943) market value. As the base period market value is relatively constant, the index number reflects only fluctuations in current market values.

Starting in September 2005, Standard & Poors uses a float adjusted market capitalization to weight the stocks in the S&P 500 Index. This approach endeavors to exclude strategic shareholders that are closely held by other publicly traded companies, control groups, or government agencies. The resulting stock weightings are believed to reflect the value available in the public markets.

*“Standard & Poor’s,” “S&P” and “S&P 500” are trademarks of Standard and Poor’s, a division of The McGraw-Hill Companies, Inc. The Growth Fund and Value Fund are not sponsored, endorsed, sold or promoted by Standard & Poor’s.

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APPENDIX – DESCRIPTION OF FUND INDICES

S&P 500/CITIGROUP GROWTH INDEX/S&P 500/CITIGROUP VALUE INDEX

Standard and Poor’s, has renamed its style indices, the S&P 500/BARRA Growth Index to the S&P 500/Citigroup Growth Index (the “Growth Index”) and S&P 500/BARRA Value Index to the S&P 500/Citigroup Value Index (the “Value Index”) as of December 16, 2005 and changed the calculation methodology used to separate the S&P 500 into two comparably sized style indices.

The Growth and Value Indices are constructed in a four-step process.

1. Every S&P 500 Index stock is scored on seven risk factors three measuring growth and four measuring value.

2. After standardizing the factor scores, each company is assigned a growth score and a value score by averaging its individual growth and value scores, respectively.

3. All 500 companies are then ranked twice, once by growth and once by value.

4. The ratio of a company’s growth rank divided by its value rank determines its style index membership. Stocks in the top 33% of this list as measured by weight in the S&P 500 Index have all of their market cap assigned to the S&P 500/Citigroup Growth Index. Stocks in the bottom 33% of this list as measured by weight in the S&P 500 Index have all of their market cap assigned to the S&P 500/Citigroup Value Index. Stocks in the middle 34% of this list have their market cap distributed between the growth and value style indices according to their similarity to the average stock in each of the “pure” style groups.

This methodology results in some stocks being members of both Growth and Value Indices. Because the market cap of these stocks is split between the two indices, however, the summed total capitalization of the Growth and Value Indices equals the total capitalization of the parent index, the S&P 500 Index.

As of December 31, 2008, there were 289 companies in the Growth Index and 374 companies in the Value Index.

MERRILL LYNCH U.S. HIGH YIELD MASTER II INDEX*

The US High Yield Master II Index tracks the performance of below investment grade US dollar-denominated corporate bonds publicly issued in the US domestic market. “Yankee” bonds (debt of foreign issuers issued in the US domestic market) are included in the Index provided the issuer is domiciled in a country having an investment grade foreign currency long-term debt rating (based on a composite of Moody’s and S&P). 144a issues are not included in the Index until they are exchanged for registered securities. Qualifying bonds must have at least one year remaining term to maturity, a fixed coupon schedule and a minimum amount outstanding of USD 100 million. Bonds must be rated below investment grade based on a composite of Moody’s and S&P. The index is rebalanced on the last calendar day of the month. Issues that meet the qualifying criteria are included in the index for the following month. Issues that no longer meet the criteria during the course of the month remain in the index until the next month-end balancing at which point they are dropped from the index. Additional sub-indices are available that segment the Index between cash pay and deferred interest bonds, as well as by rating and sector. The inception date of the index is August 31, 1986.

*The High Yield Bond Fund is not sponsored, endorsed, sold or promoted by Merrill Lynch.

BARCLAYS CAPITAL U.S. AGGREGATE INDEX

The Barclays Capital U.S. Aggregate Index covers the USD-denominated, investment-grade, fixed rate, taxable bond market of the SEC-registered securities. The index includes bonds from the Treasury, Government-Related, Corporate, MBS (agency fixed-rate and hybrid ARM passthroughs), ABS, and CMBS sectors. U.S. Agency Hybrid Adjustable Rate Mortgage (ARM) securities were added to the Barclays Capital U.S. Aggregate Index on April 1, 2007, but are not eligible for the Global Aggregate Index. The Barclays Capital U.S. Aggregate Index is a component of the U.S. Universal Index in its entirety. The index was created in 1986, with index history backfilled to January 1, 1976. Prior to November 1, 2008 the index was published by Lehman Brothers.

BARCLAYS CAPITAL* GOVERNMENT/CREDIT INDEX GOVERNMENT/CREDIT 1-5 YEAR INDEX MORTGAGE-BACKED SECURITIES INDEX

The Barclays Capital Government/Credit Indices include fixed-rate debt issues rated investment grade (Baa3) or higher by Moody’s Investor Service (“Moody’s”). For issues not rated by Moody’s, the equivalent Standard & Poor’s (“S&P”) rating is used, and for those not rated by S&P, the equivalent Fitch Investors Service, Inc. rating is used. These indices also include fixed-rate debt securities issued by the U.S. Government, its agencies or instrumentalities, which are generally not rated but have an implied rating greater than AAA. All issues must have at least one year to maturity and an outstanding par value of at least $100 million for U.S. Government issues and $25 million for all others. Price, coupon and total return are reported for all sectors on a month-end to month-end basis. All returns are market value weighted inclusive of accrued interest.

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APPENDIX – DESCRIPTION OF FUND INDICES

The Barclays Capital Government/Credit Index is made up of the Government and Credit Bond Indices.

The Government Bond Index is made up of the Treasury Bond Index (public obligations of the United States Treasury that have remaining maturities of more than one year, excluding flower bonds and foreign targeted issues) and the Agency Bond Index (all publicly issued debt of U.S. Government agencies and quasifederal corporations, and corporate debt or foreign debt guaranteed by the U.S. Government).

The Credit Bond Index includes publicly issued, fixed-rate, nonconvertible investment grade domestic corporate debt. Also included are Yankee bonds, which are dollar-denominated SEC registered public, nonconvertible debt issued or guaranteed by foreign sovereign governments, municipalities or governmental agencies, or international agencies.

The Government/Credit 1-5 Year Index is composed of Agency and Treasury securities and corporate securities of the type referred to in the preceding paragraph, all with maturities of one to five years.

The Mortgage-Backed Securities Index covers fixed-rate securities backed by mortgage pools of the Government National Mortgage Association (GNMA), Federal Home Loan Mortgage Corporation (FHLMC) and Federal National Mortgage Association (FNMA).

*The Investment Grade Fixed-Income Fund and the Mortgage Securities Fund are not sponsored, endorsed, sold or promoted by Barclays Capital.

MORGAN STANLEY CAPITAL INTERNATIONAL EAFE + EM INDEX*

The MSCI EAFE + EM Index is a market capitalization-weighted index composed of companies representative of the market structure of 44 Developed and Emerging Market countries. The index is calculated without dividends or with gross dividends reinvested, in both U.S. dollars and local currencies.

The MSCI EAFE Index is a market capitalization-weighted index composed of companies representative of the market structure of 21 Developed Market countries in Europe, Australasia and the Far East. The index is calculated without dividends, with net or with gross dividends reinvested, in both U.S. dollars and local currencies.

MSCI Emerging Markets (“EM”) Index is a market capitalization-weighted index composed of companies representative of the market structure of 23 Emerging Market countries in Europe, Latin America and the Pacific Basin. The MSCI EM Index excludes closed markets and those shares in otherwise free markets which are not purchasable by foreigners.

The MSCI indices reflect stock market trends by representing the evolution of an unmanaged portfolio containing a broad selection of domestically listed companies. A dynamic optimization process which involves maximizing float and liquidity, reflecting accurately the market’s size and industry profiles, and minimizing cross ownership is used to determine index constituents. Stock selection also takes into consideration the trading capabilities of foreigners in emerging market countries.

As of December 31, 2008, the MSCI + EM Index consisted of the following countries:

Developed Market Countries: 21 Developed Countries: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Italy, Japan, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, United Kingdom

Emerging Markets: 23 Emerging Market Countries: Argentina, Brazil, Chile, China, Colombia, Czech Republic, Egypt, Hungary, India, Indonesia, Israel, Korea, Malaysia, Mexico, Morocco, Peru, Philippines, Poland, Russia, South Africa, Taiwan, Thailand, Turkey.

Unlike other broadbased indices, the number of stocks included in MSCI EAFE + EM Index is not fixed and may vary to enable the Index to continue to reflect the primary home markets of the constituent countries. Changes in the Index will be announced when made. MSCI EAFE + EM Index is a capitalization-weighted index calculated by Morgan Stanley Capital International based on the official closing prices for each stock in its primary local or home market. The base value of the MSCI EAFE + EM Index was equal to 100.0 on January 1, 1988. As of December 31, 2008, the value of the MSCI EAFE + EM Index was 107.540.

*“Morgan Stanley Capital International,” “MSCI” and “EAFE” are service marks of Morgan Stanley Capital International Inc. The International Equity Fund is not sponsored, endorsed, sold or promoted by Morgan Stanley Capital International. This Index was formerly known as the MSCI EAFE + EMF Index.

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APPENDIX – DESCRIPTION OF FUND INDICES

DOW JONES WILSHIRE 4500 COMPLETION INDEX*

The Dow Jones Wilshire 4500 Completion Index (an unmanaged index) is constructed from the Dow Jones Wilshire 5000 Composite Index (“Dow Jones Wilshire 5000”), and contains all stocks in the Dow Jones Wilshire 5000 except components of the S&P 500. The Dow Jones Wilshire 4500 Completion Index was created to allow investors who are using the S&P 500 already to track the remainder of the U.S. market. Two versions of the index are calculated: one weighted by full market capitalization and the other weighted by float-adjusted market capitalization. The full market-cap version is intended as a “wealth” measure, representing the total dollar value of funds entering or leaving the U.S. equity markets. The float-adjusted version is meant to be a more realistic benchmark, because it reflects the shares of securities that are actually available to investors. The Small to Mid Cap Fund uses the float-adjusted Dow Jones Wilshire 4500 Completion Index as its benchmark index.

The Dow Jones Wilshire 5000 measures the performance of all U.S. headquartered equity securities with readily available price data. To be included in the index, a security must be the primary equity issue of a U.S. company. New issues must be traded on the New York Stock Exchange, American Stock Exchange or NASDAQ Stock Market; newly issued bulletin board stocks are not added to the index.

Originally called the Wilshire 5000 Total Market Index, the Dow Jones Wilshire 5000 was created in 1974 by the founder of Wilshire Associates to aid in performance measurement and was named for the nearly 5,000 stocks it contained at the time. The Wilshire 5000 Index was maintained by Wilshire Associates until April of 2004, when Wilshire and Dow Jones Indexes began co-branding it and other Wilshire indexes. As part of the agreement, Dow Jones Indexes assumed responsibility for calculating and maintaining the Dow Jones Wilshire 5000 Composite Index and the other indexes under the Dow Jones Wilshire umbrella.

*“Dow Jones”and “Wilshire” are registered trademarks of Dow Jones Wilshire Associates. The Small to Mid Cap Fund is not sponsored, endorsed, sold or promoted by Dow Jones or Wilshire Associates.

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SHAREHOLDER REPORTS. Accessor Funds publishes Annual and Semi-Annual Reports, which contain information about each Fund’s recent performance and investments, including:

Management’s discussion about recent market conditions, economic trends and Fund strategies that significantly affected their performance over the recent period;

Fund performance data and financial statements; and

Fund holdings.

PORTFOLIO HOLDINGS. The Funds will file with the SEC a list of its portfolio holdings as of the end of the first and third fiscal quarters on Form NQ. Each Form NQ can be viewed on the SEC’s website (www.sec.gov). The most recent fiscal quarter end holdings may also be viewed on the Accessor Funds’ website (www.accessor.com).

STATEMENT OF ADDITIONAL INFORMATION (“SAI”). The SAI contains more detailed information about Accessor Funds and each Fund. The SAI is incorporated by reference into this Prospectus, making it legally part of this Prospectus.

For shareholder inquiries or for free copies of Accessor Funds’ Annual Report, Semi-Annual Report, SAI, and other information, contact your financial intermediary or:

Forward Management, LLC
1420 Fifth Avenue, Suite 3600
Seattle, Washington 98101
(800) 759-3504
(206) 224-7420
Accessor Funds’ website: www.accessor.com

Securities and Exchange Commission
Washington, DC 20549-0102
Public Reference Section (202) 551-8090 (for inquiries regarding hours of operation only)
email: publicinfo@sec.gov
website: www.sec.gov

You may obtain copies of documents from the SEC, upon payment of duplicating fees, or view documents at the SEC’s Public Reference Room in Washington, D.C. The SAI and other information about Accessor Funds is available on the EDGAR database on the SEC’s website at www.sec.gov.

Accessor® is a registered trademark of Forward Management, LLC.

SEC file number: 811-06722.

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ACCESSOR FUNDS
ACCESSOR U.S. GOVERNMENT MONEY FUND - Z CLASS SHARES

PROSPECTUS

ACCESSOR	MAY 1, 2009

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

NOT FDIC INSURED NO BANK GUARANTEE MAY LOSE VALUE

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U.S. GOVERNMENT MONEY FUND DETAILS

Investment Objective The U.S. Government Money Fund seeks maximum current income consistent with the preservation of principal and liquidity.

Principal Investment Strategies The Fund seeks to achieve its objective by investing all of its investable assets in obligations issued or guaranteed by the U.S. Government, its agencies, instrumentalities or sponsored enterprises (“U.S. Government securities”) or in repurchase agreements secured by such instruments. This investment policy and the name of the Fund may not be changed unless the Fund shareholders are notified at least 60 days in advance of the proposed change. The Fund follows applicable regulatory requirements concerning the quality, maturity, and diversifications of its investments. The Fund seeks to maintain an average dollar weighted portfolio maturity of 90 days or less, while maintaining liquidity and maximizing current yield. Because the U.S. Government Money Fund may be 100% invested in securities of the U.S. Government, its agencies or instrumentalities, its return may be less than a Fund which can invest without limitation in all types of securities.

Forward Management, LLC (“Forward Management”) directly invests the assets of the Fund. Forward Management uses quantitative analysis to maximize the Fund’s yield. The U.S. Government Money Fund seeks to maintain a stable share value of $1.00 per share, although there is no assurance that it will be able to do so. It is possible to lose money by investing in the U.S. Government Money Fund.

The U.S. Government Money Fund is a permissible investment for federal credit unions under the Federal Credit Union Act and the National Credit Union Administration Rules and Regulations.

Principal Investment Risks The principal risks of investing in the Fund are listed below. For additional information regarding the risks of investing in the Fund, please see the “Summary of Principal Risks” section.

Debt Securities Risk

Government Sponsored Enterprises (“GSE”) Risk

Management Risk

Market Risk

Repurchase Agreements Risk

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, there is no assurance that it will be able to do so and it is possible to lose money by investing in the Fund.

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U.S. GOVERNMENT MONEY FUND DETAILS

Performance The bar chart and table shown illustrate the risks of investing in the Fund by showing the changes of the Fund’s performance from year to year. The bar chart shows the performance of the Fund’s Z Class shares (formerly, Institutional Class shares), which was launched on January 4, 2007. The table compares the Fund’s Z Class shares’ average annual total returns to those of a market index over time. All returns assume re-investment of dividends and distributions. As with all mutual funds, how the Fund has performed in the past (before and after taxes) is not an indication of how it will perform in the future. Forward Management became the Fund’s investment advisor on September 1, 2008. The chart and table reflect results achieved by the previous investment advisor for the periods prior to that date.

U.S. GOVERNMENT MONEY FUND ANNUAL RETURNS – Z CLASS

(BAR CHART) 2008 2.55%	Z CLASS SHARES
YEAR-TO-DATE 0.22% AS OF 03/31/09
BEST QUARTER 0.87% 03/31/08
WORST QUARTER 0.51% 12/31/08

AVERAGE ANNUAL TOTAL RETURNS – Z CLASS

FOR THE PERIODS ENDED 12/31/08	INCEPTION DATE	1 YEAR	SINCE INCEPTION
Returns before taxes	01/04/07	2.55%	3.75%
Citigroup 3 Month T-Bill Index[1]	N/A	1.80%	N/A

The Fund’s 7-day effective yield on 03/31/09 was 0.64% for Z Class shares.

For the Fund’s current yield, call toll free (800) 759-3504 or visit www.accessor.com.

[1]

The CitiGroup 3 Month T-bill Index (formerly the Salomon Brothers U.S. 3 Month T-bill Index) is designed to measure the return of the 3 month Treasury bills. Investors cannot invest in an index. Returns of the index do not reflect any deduction for fees, expenses or taxes.

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FUND EXPENSES

The following tables describe the fees and expenses that you may pay if you invest in Z Class Shares of the Fund. The information in this section is intended to help you compare the cost of investing in the Fund with the costs of investing in other mutual funds. The tables reflect estimated expenses due to contractual adjustments to the level of fees paid to certain sub-advisors and service providers and with respect to the commencement of operations of the Z Class shares.

U.S. GOVERNMENT MONEY FUND

Shareholder Fees (fees paid directly from your investment)[1,2]
Maximum Sales Charge Imposed On Purchases	none
Maximum Sales Charge Imposed On Reinvested Dividends	none
Maximum Deferred Sales Charge	none

Annual Fund Operating Expenses (expenses deducted from Fund assets)
Management Fees	0.08%
Distribution and Service (12b-1) Fees	none
Other Expenses	0.16%
Total Annual Fund Operating Expenses	0.24%

[1]	Shares of the Fund are expected to be sold primarily through financial intermediaries that may charge shareholders a fee. These fees are not included in the table.

[2]	The Transfer Agent may charge a $30 fee for shareholders electing to receive redemption proceeds by wire.

EXPENSE EXAMPLE

The Example shows what an investor in the Fund could pay over time. The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Z Class shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% rate of return each year and that the Fund’s operating expenses (reflecting applicable contractual expense reimbursement arrangements) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	ONE YEAR	THREE YEARS	FIVE YEARS	TEN YEARS

U.S. Government Money Fund	$ 25	$ 77	$ 135	$ 306

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CERTAIN ADDITIONAL INVESTMENT STRATEGIES AND RISKS

The Fund may invest in other types of securities and employ additional investment techniques that are not principal investment strategies of the Fund and therefore not described in this Prospectus. The additional security types, techniques and their accompanying risks are more fully described in the Fund’s SAI, which may be obtained free of charge by contacting the Fund.

Many factors affect the Fund’s performance. The Fund’s yield changes daily based on changes in financial markets and interest rates and in response to other economic, political or financial developments. The Fund’s reaction to these developments will be affected by the financial condition, and economic sector of an issuer, and the Fund’s level of investment in the securities of that issuer.

Change of Objectives and Policies The Fund’s investment objective stated in the Fund Details section is fundamental and may not be changed without shareholder approval. For the purpose of the Fund’s policy of investing all of its investable assets in obligations issued or guaranteed by the U.S. Government, its agencies, instrumentalities or sponsored enterprises or in repurchase agreements secured by such instruments, “assets” means net assets plus any borrowings made for investment purposes. This policy may not be materially revised unless Fund shareholders are notified at least 60 days in advance of the proposed changes.

Disclosure of Portfolio Holdings A description of the Fund’s specific policies and procedures with respect to the disclosure of portfolio holdings is available in the Fund’s Statement of Additional Information (“SAI”) which is available upon request by calling: (800) 759-3504 or on the Fund’s website by visiting www.accessor.com.

PRINCIPAL SECURITY TYPES

Money Market Securities are high quality, short-term debt securities that pay a fixed, variable or floating interest rate. Securities are often specifically structured so that they are eligible investments for a money market fund. For example, in order to satisfy the maturity restrictions for a money market fund, some money market securities have demand or put features which have the effect of shortening the security’s maturity.

Government Sponsored Enterprises, known as GSEs, are privately owned corporations created by Congress to provide funding and help to reduce the cost of capital for certain borrowing sectors of the economy such as homeowners, students and farmers. GSE securities are generally perceived to carry the implicit backing of the U.S. Government, but they are not direct obligations of the U.S. Government. It is important to note that although GSEs are commonly referred to as “Agencies”, there is a difference between a Government Sponsored Enterprise and a Government Agency. One example of a Government Agency is the Government National Mortgage Association (GNMA), known as Ginnie Mae, which has the explicit backing of the U.S. Government.

Repurchase Agreements are an agreement to buy a security at one price and a simultaneous agreement to sell it back at an agreed upon price.

U.S. Government Securities are high quality securities issued or guaranteed by the U.S. Treasury or by an agency or instrumentality of the U.S. Government. U.S. Government securities may be backed by the full faith and credit of the U.S. Treasury, the right to borrow from the U.S. Treasury, or the agency or instrumentality issuing or guaranteeing the security.

SUMMARY OF PRINCIPAL RISKS

Debt Securities Risk The value of debt securities may fall when interest rates rise. Debt securities with longer maturities tend to be more sensitive to changes in interest rates, usually making them more volatile then debt securities with shorter maturities. In addition, debt securities, such as bonds, involve credit risk which is the risk that the issuer may be unable to make timely interest payments and repay the principal upon maturity. Debt securities are also subject to interest rate risk, which is the risk that the value of the security may fall when interest rates rise.

There are inherent risks associated with the Fund’s principal investment strategies. The factors that are most likely to have a material effect on a particular Fund’s investment portfolio as a whole are called “principal risks.” The principal risks of the Fund are identified under the “Fund Details” section of the prospectus and are described below. The Fund may be subject to additional risks other than those described because the types of investment made by a Fund may change over time.

Government Sponsored Enterprises (“GSE”) Risk Certain GSEs (such as Freddie Mac, Fannie Mae, and FHLB), although sponsored or chartered by the U.S. Government, are not funded by the U.S. Government and the securities they issue are not guaranteed by the U.S. Government. Therefore, GSEs are subject to credit risk.

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CERTAIN ADDITIONAL INVESTMENT STRATEGIES AND RISKS

Management Risk The strategy that the Money Manager uses may fail to produce the intended result or the Money Manager’s judgment about the attractiveness of a particular sector or security may prove to be incorrect.

Market Risk Securities markets are volatile and can decline significantly in response to issuer, political, market and economic developments. Historically, markets have moved in cycles, and the value of the Fund’s securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is a principal risk of investing in the Fund.

Repurchase Agreements Risk Repurchase agreements are transactions in which an institution (e.g., a bank or securities firm) sells the Fund a security at one price and agrees to repurchase that security at a higher price. If the seller becomes subject to a bankruptcy or other insolvency proceeding or fails to repurchase the security from the Fund, the Fund may incur losses including as a result of a possible decline in the value of the underlying security and lack of access to the income on the underlying security during the period while the Fund seeks to enforce its rights thereto.

MANAGEMENT, ORGANIZATION AND CAPITAL STRUCTURE

A detailed discussion regarding factors considered and the basis of the Board of Trustees’ approval of the Fund’s investment advisory contracts is contained in the Fund’s Annual Report to shareholders for the fiscal year ended December 31, 2008.

Manager Forward Management, LLC, 433 California Street, 11th Floor, San Francisco, CA 94104

The Fund is a portfolio of Forward Funds, a Delaware statutory trust (the “Trust”). Forward Management, LLC (“Forward Management” or the “Investment Advisor” or the “Manager”) has served as the investment advisor to the Fund since September 1, 2008. Forward Management has the authority to manage the Fund in accordance with the investment objective, policies and restrictions of the Fund and subject to the general supervision of the Trust’s Board of Trustees. Forward Management directly manages the assets of the Fund and also provides the Fund with ongoing management supervision and policy direction. Forward Management was founded in 1997.

An Investment Committee is primarily responsible for the management of the Fund. The members of the Investment Committee are Nathan J. Rowader, Director of Investments, Jim O’Donnell, CFA, President of Forward Asset Management and Chief Administrative Officer of Forward Management, Paul Herber, CFA, Investment Officer, and Justin H. Roberge, Investment Analyst.

Mr. Rowader has been with Forward Management since September 1, 2008 as the Director of Investments. Mr. Rowader has co-primary responsibility for the investment decisions and day-to-day management for the Fund. Prior to joining Forward Management, Mr. Rowader was with Accessor Capital Management from February 2007, as Investment Officer and member of Accessor’s Investment Committee; from December 2007, as Senior Investment Officer; and from February 2008 as Chief Investment Officer. Prior to Accessor Capital Management, Mr. Rowader was a Risk Management Analyst at OppenheimerFunds from 2005 to February 2007 and a Fund Analyst at OppenheimerFunds from 2004 to 2005. Prior to the OppenheimerFunds, Mr. Rowader served as a Financial Consultant at Linsco/Private Ledger from 2003 to 2004 and as a Senior Project Manager at WallStreetOnDemand from 1998 to 2003. Mr. Rowader received his MBA with a concentration in Finance from the University of Colorado. Mr. Rowader has managed the Fund since February 2007.

Mr. O’Donnell has been with Forward Management since July 2006 as Chief Administrative Officer and as President of Forward Asset Management since May 2008. Mr. O’Donnell has overall responsibility for asset management at Forward Management, including the Fund. From September 2001 to October 2002 and from February 2004 to May 2006, Mr. O’Donnell was an Analyst with Meisenbach Capital, conducting fundamental and financial analysis for a hedge fund portfolio. Between November 2002 and February 2004, Mr. O’Donnell was a consultant with Rainmaker Alliance, consulting with venture capital and start-up firms on financial models, projections and business strategy. From April 1993 to August 2001, Mr. O’Donnell served in various roles for Nicholas-Applegate Capital Management, including Investment Officer and Portfolio Manager responsible for stock selection and financial analysis for large cap, mid cap and small cap portfolios. Mr. O’Donnell is a Chartered Financial Analyst and holds an MBA. Mr. O’Donnell has managed the Fund since September 2008.

Mr. Herber has been with Forward Management since September 1, 2008 as an Investment Officer. Prior to joining Forward Management, Mr. Herber was with Accessor Capital Management since February 2008 as an Investment Officer and member of Accessor’s Investment Committee. Prior to Accessor Capital Management, Mr. Herber was a Research Analyst at Wexford Capital Management from February 2006 to January 2008; the owner and operator of Genesis Games and Gizmos from June 2004 to January 2006; and a research associate at Capital International from June 2002 through May 2004. Mr. Herber has been a CFA Charterholder since 2003. Mr. Herber has managed the Fund since February 2008.

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MANAGEMENT, ORGANIZATION AND CAPITAL STRUCTURE

Mr. Roberge has been with Forward Management since September 1, 2008 as Investment Analyst. Mr. Roberge has co-primary responsibility for the investment decisions and day-to-day management of the Fund. Prior to joining Forward Management, Mr. Roberge was with Accessor Capital Management since April 2002 as an Operations Associate, from June 2004 to December 2006 as a Junior Investment Analyst, and from December 2006 as an Investment Analyst. Prior to Accessor Capital Management, Mr. Roberge was a Registered Representative at Diversified Financial Concepts from September 2001 to April 2002 and an Operations Associate at Harris Investor Line from March 2000 to September 2001. Mr. Roberge has managed the Fund since January 2007.

The SAI provides additional information about the compensation of each of the portfolio managers, other accounts managed, and ownership of securities in the Fund.

The Fund currently does not employ a sub-advisor but, may do so in the future. Forward Management and the Accessor Funds have received an exemptive order from the Securities and Exchange Commission (“SEC”) that permits Forward Management, subject to the approval of the Board of Trustees, to hire and terminate non-affiliated sub-advisors or to materially amend existing sub-advisory agreements with non-affiliated sub-advisors for the Funds without shareholder approval. Pursuant to such exemptive relief, shareholders of the affected Fund will be notified of the hiring of a sub-advisor or sub-advisor changes within 90 days after the effective date of such change.

The Fund pays Forward Management an annual management fee for its services as investment advisor to the Fund. The fee is computed daily and paid monthly at the annual rate. Forward Management (and the Fund’s predecessor investment advisor prior to September 1, 2008) received 0.08% of the Fund’s average daily net assets for providing its investment advisory services during the fiscal year 2008.

Distributor SEI Investments Distribution Company (“Distributor”), One Freedom Valley Drive, Oaks, Pennsylvania 19456.

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PURCHASING FUND SHARES

TRANSFER AGENT

The Transfer Agent for the Fund is ALPS Fund Services, Inc. (the “Transfer Agent”). Mail can be directed to the Transfer Agent at:

Accessor Funds P.O. Box 1345 Denver, CO 80201

WHERE TO PURCHASE

Financial Intermediaries Z Class Shares of the Fund may be purchased through financial intermediaries, such as banks, broker-dealers, registered investment advisors and providers of fund supermarkets. In certain cases in which a written procedural agreement exists between a Fund and a financial intermediary, a Fund will be deemed to have received a purchase or redemption when it is received by the financial intermediary. The order will be priced at the next calculated NAV after receipt of the order. Financial intermediaries are responsible for transmitting accepted orders of the Fund within the time period agreed upon by them. You should contact your financial intermediary to learn whether it is authorized to accept orders for the Fund. These financial intermediaries may also charge transaction, administrative or other fees to shareholders, and may impose other limitations on buying, selling or transferring shares, which are not described in this Prospectus. Some features of Z Class Shares, such as investment minimums and certain trading restrictions, may be modified or waived by financial intermediaries. Shareholders should contact their financial intermediary for information on fees and restrictions.

Direct Investors may purchase Z Class Shares of the Fund directly from the Transfer Agent for no sales charge or commission.

“Street Name” Accounts If your shares are held in a “street name” account at an investment dealer, that dealer (and not Accessor Funds or the Transfer Agent) will perform all recordkeeping, transaction processing and distribution payments. Because Accessor Funds will have no record of your transactions, you should contact your investment dealer to purchase, redeem or exchange shares, to make changes to your account, or to obtain account information. You will not be able to utilize a number of shareholder features directly with Accessor Funds. The transfer of shares in a “street name” account to an account with another investment dealer or to an account directly with Accessor Funds involves special procedures and you will be required to obtain historical information about your shares prior to the transfer. Before establishing a “street name” account with an investment dealer, you should determine whether that dealer allows re-investment of distributions in “street name” accounts.

HOW TO PURCHASE

Z Class Shares of the Fund may not be purchased on days when the NYSE is closed for trading: currently, New Year’s Day, Martin Luther King, Jr. Day, Presidents Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

Not all classes of all Accessor Funds may be offered in your state of residence. Contact your financial intermediary or the Transfer Agent to ensure that the Fund you want to purchase is offered in your state of residence.

Normally your financial intermediary will send your purchase requests to the Transfer Agent. Purchase orders are accepted on each business day that the New

York Stock Exchange (“NYSE”) is open and must be received in good order. Requests received “in good order” must include: account name, account number, dollar or share amount of transaction, fund(s) and allocation of investment, class of shares, and signature of authorized signer. In accordance with the USA PATRIOT ACT, if you fail to provide all of the required information requested in the current account application, your purchase order will not be processed.

The Transfer Agent, on behalf of Accessor Funds and the Distributor, is required by law to obtain certain personal information from you or persons acting on your behalf in order to verify your or such person’s identity. If you do not provide the information, the Transfer Agent may not be able to open your account. If the Transfer Agent is unable to verify your identity or that of another person(s) authorized to act on your behalf, or if it believes it has identified potential criminal activity, Accessor Funds and the Distributor reserve the right to close your account or take any other action they deem reasonable or required by law.

The order will be priced at the next calculated offering price, which is the NAV plus any initial sales charge that applies after receipt of the order by the Transfer Agent. In certain cases, the Fund will be deemed to have received a purchase or redemption when it is received by the financial intermediary. Financial intermediaries are responsible for transmitting accepted orders of the Fund within the time period agreed upon by them. You should contact your financial intermediary to learn whether it is authorized to accept orders for the Fund.

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PURCHASING FUND SHARES

If the Transfer Agent receives a purchase order for shares of the Fund on any business day marked “Same Day Settlement” and the invested monies are received via fedfunds wire before 5:00 p.m. Eastern Time on the same day, the investor will be entitled to receive that day’s dividend. To allow Forward Management to manage the Fund most effectively, investors are encouraged to execute trades before 3:00 p.m. Eastern Time. For all purchase orders not marked “Same Day Settlement,” the Transfer Agent must receive payment for shares by 12:00 noon. Eastern Time on the business day following the purchase request. The Fund may restrict or close an account when necessary or appropriate to comply with anti-money laundering laws. All purchases must be made in U.S. Dollars. Purchases may be made in any of the following ways:

By Check Checks made payable to “Accessor Funds” and drawn on a U.S. bank should be mailed with the completed application or with the account number and name of Fund noted on the check to:

Accessor Funds
P.O. Box 1345
Denver, CO 80201

Neither initial nor subsequent investments should be made by third party check. At least one name on the account on which the check is drawn must match the registration of your account at Accessor Funds. If you pay with a check that does not clear or if your payment is not timely received, your purchase will be canceled. You will be responsible for any losses or expenses incurred by the Fund or the Transfer Agent, and the Fund can redeem shares you own in this or another identically registered Accessor Fund account as reimbursement. The Fund and its agents have the right to reject or cancel any purchase, exchange, or redemption due to nonpayment.

By Federal Funds Wire Wire instructions can be obtained from the Transfer Agent at (800) 759-3504 and must be accompanied or preceded by a trade sheet.

By Automatic Investment Plan Shareholders may establish an Automatic Investment Plan (AIP) whereby investments in the Fund are made automatically on monthly basis. The minimum initial investment amount is $500 and minimum subsequent investments are $50 per Fund. Sums for investment will be automatically withdrawn from your checking or savings account on the day you specify. If you do not specify a day, the transaction will occur on the 20th of each month or the next Business Day if the 20th is not a Business Day. Please call the Accessor Funds at (800) 759-3504 if you would like more information.

By Purchases In Kind Under some circumstances, the Fund may accept securities as payment for Fund Shares. Such securities would be valued the same way the Fund’s securities are valued (see “Valuation of Securities”). Please see “Additional Purchase and Redemption Information” in the SAI for further information.

Portfolio Rebalancing Your financial intermediary may provide one or more Model Investment Portfolios. Your financial intermediary may develop various investment models utilizing the Accessor Funds that will designate how, on a percent basis, the total value of your Accessor Funds holdings should be rebalanced, and at what frequency (quarterly, semi-annual or annual basis). Your portfolio will be rebalanced through the exchange of shares in one or more of your Accessor Funds for shares of the same class of one or more other Accessor Funds in your account. The Transfer Agent must receive requests to participate, make changes or cancel in good order from your financial intermediary at least five business days prior to the next rebalancing date. You may realize taxable gains from these exchanges. Accessor Funds may modify, suspend or terminate the program at any time on 60 days prior written notice.

INVESTMENT MINIMUMS – Z CLASS SHARES
INITIAL INVESTMENT	$15 million in Z Class shares of one or more of the Accessor Funds
SUBSEQUENT INVESTMENTS	$100

The initial investment must be accompanied by an appropriate account application. Accessor Funds reserves the right to increase or decrease the minimum amount or maximum amount required to open and maintain an account, or to add to an existing account, without prior notice. Accessor Funds may accept smaller purchase amounts (e.g., 401(k) plans, transfers in from trustees or the correction of errors) or reject any purchase order it believes may disrupt the management of the Fund. See the SAI for more information.

SHARE PRICING

Investors purchase Z Class shares at the offering price, which for the Z Class is its net asset value (“NAV”). The NAV is calculated by adding the value of Fund assets attributable to Z Class shares, subtracting Fund liabilities attributable to Z Class shares, and dividing by the number of outstanding Z Class shares. The NAV is calculated each day that the New York Stock Exchange (“NYSE”) is open for business. The Fund generally calculates its NAV at 5:00 p.m. Eastern Time each day that the NYSE is open. If the markets close early, the Fund may close early and may value its shares at earlier times under these circumstances. Shares are purchased at the offering price that is next calculated after purchase requests are received by the Fund in good order. For related information, see “Valuation of Securities” section.

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PURCHASING FUND SHARES

ACCESSOR INTERNET WEBSITE

You can obtain information about the Accessor Funds on the Accessor Funds’ website at www.accessor.com. Additionally, your financial intermediary may arrange for you to view your account information over the Internet with a password protected login. If your Accessor Funds shares are held through a third-party fiduciary or in an omnibus registration at a bank or brokerage firm this service may not be available. To obtain account information online, you must first obtain a user I.D. and password. Contact your financial intermediary for more information. At times, the website may be inaccessible or its account viewing features may be unavailable.

FOR MORE INFORMATION

For additional information about purchasing shares of the Fund, please contact your financial intermediary or Accessor Funds at (800) 759-3504.

EXCHANGING FUND SHARES

EXCHANGES OF Z CLASS SHARES FOR THE SAME CLASS SHARES OF ANY OTHER ACCESSOR FUND

By following the instructions below, and subject to such limitations as may be imposed by the Trust, you may exchange your Z Class shares of the U.S. Government Money Fund for Z Class shares of any other Accessor Fund. There are generally no fees for exchanges, but an exchange of shares between funds is technically a sale of shares in one fund followed by a purchase of shares in another fund, and therefore may have tax consequences. Thus, the exchange may, like a sale, result in a taxable gain or loss to you and will generally give you a new tax basis for your new shares.

Shareholders should read the prospectus of any other Accessor Fund into which they are considering exchanging.

EXCHANGES OF Z CLASS SHARES FOR INSTITUTIONAL OR INVESTOR CLASS SHARES OF THE U.S. GOVERNMENT MONEY FUND

Subject to such limitations as may be imposed by the Trust, you may exchange your Z Class shares of the U.S. Government Money Fund for either Institutional Class or Investor Class Shares of the U.S. Government Money Fund. An exchange of shares of one class of a Fund into another class of the same Fund is not treated as a redemption and sale for tax purposes.

Shareholders should read the section of the prospectus regarding any other Class of shares into which they are considering exchanging.

GENERAL INFORMATION ABOUT EXCHANGES

Shares of one Fund or Class may be exchanged for shares of another Fund or Class on days when the NYSE is open for business, as long as shareholders meet the normal investment requirements, including the minimum investment requirements, of the other Fund or Class. Your exchange request must be received in good order by the Transfer Agent or certain financial intermediaries prior to the close of the NYSE, normally 4:00 p.m. Eastern Time. Requests received “in good order” must include: account name, account number, dollar or share amount of transaction, Fund(s) and allocation of investment, and signature of authorized signer. Shares will be exchanged at the next NAV calculated after the Transfer Agent receives the exchange request in good order. Under certain circumstances, before an exchange can be made, additional documents may be required to verify the authority or legal capacity of the person seeking the exchange. Once your exchange is received in proper form, it cannot be revoked. Exchanges into another Fund and/or Class must be for at least $100.

The Trust reserves the right to prohibit exchanges during the first 15 days following an investment in the Fund and may terminate or change the terms of the exchange privilege at any time. In addition, the Trust may suspend a shareholder’s exchange privilege if, in the judgment of Forward Management, the shareholder’s exchange activity indicates frequent trading or market timing that may be harmful to a Fund or its shareholders.

Not all Accessor Funds or Fund classes may be offered in your state of residence. Contact your financial intermediary or the Transfer Agent to ensure that the Accessor Fund or the class of shares of the Fund you want to exchange into is offered in your state of residence.

EXCHANGES THROUGH ACCESSOR FUNDS

Normally, your financial intermediary will send your exchange request to the Transfer Agent. Accessor Funds does not currently charge fees on exchanges made directly through it. This exchange privilege may be modified or terminated at any time by Accessor Funds upon 60 days notice to shareholders. Exchanges may be made either:

By Mail Share exchange instructions may be mailed to:

Accessor Funds
P.O. Box 1345
Denver, CO 80201

By Telephone Shareholders who have previously authorized telephone exchanges (and Accessor Funds or the Transfer Agent has a record of such authorization) may call (800) 759-3504 to execute their exchange. To prevent unauthorized transactions, Accessor Funds may use reasonable procedures to verify telephone requests.

EXCHANGES THROUGH FINANCIAL INTERMEDIARIES

You should contact your financial intermediary directly to make exchanges. Your financial intermediary may charge additional fees for these transactions.

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REDEEMING FUND SHARES

Normally, your financial intermediary will send your request to redeem Fund shares to the Transfer Agent. Shares held for you in your dealer’s name must be sold through the dealer. Consult your financial intermediary for more information. Investors may request to redeem Institutional Class Shares on any day that the NYSE is open for business. The request must be received in good order by the Transfer Agent or certain financial intermediaries prior to the close of the NYSE, normally 4:00 p.m. Eastern Time. Requests received “in good order” must include: account name, account number, dollar or share amount of transaction, fund(s) and allocation of investment, and signature of authorized signer. The Transfer Agent may require

Redemption requests for shares that were purchased by check will be honored at the next NAV calculated after receipt of the redemption request. However, redemption proceeds will not be transmitted until the check used for the investment has cleared (up to 15 days after a deposit).

that you provide additional information, such as corporate resolutions or powers of attorney, if applicable. If you are redeeming from an IRA account, you must include an Authorization for Distribution from IRA Form, which includes a statement of whether or not you are at least 59-1/2 years old and whether you wish to have federal income tax withheld from your proceeds. Contact your financial intermediary or the Transfer Agent for a copy of the appropriate form. The Transfer Agent may require certain other information before you can redeem from an employer-sponsored retirement plan. Contact your employer for details.

If the Transfer Agent receives a redemption request in good order from a shareholder of the Fund by 3:00 p.m. Eastern Time, marked “Same Day Settlement”, the shareholder will be entitled to receive redemption proceeds by wire on the same day. Shareholders of the Fund who elect this option should be aware that their account will not be credited with the daily dividend on that day. Shares will be redeemed at the next NAV calculated after the Transfer Agent receives the redemption request in good order. Payment will ordinarily be made within seven days of the request by wire transfer to a shareholder’s domestic commercial bank account. Shares may be redeemed from Accessor Funds:

By Mail Redemption requests may be mailed to:

Accessor Funds
P.O. Box 1345
Denver, CO 80201

Redemption Proceeds Upon receipt in writing and in good order of a request for redemption of shares, the Transfer Agent will transmit redemption proceeds as established in the account application form (the “redemption instructions of record”), either electronically to the shareholder’s preauthorized bank account or by check to the shareholder’s address of record. No interest will accrue on uncashed checks. There is a $2,500 minimum on redemption proceeds transmitted electronically and the Transfer Agent may charge a $30.00 wire transfer fee. If your request is not in good order, you may have to provide additional information in order to redeem your shares. Shareholders may request that payment be made differently from their redemption instructions of record. Such requests must be in writing, signed by all shareholders of record and accompanied by a signature guarantee. Shareholders may also request that a redemption be made payable to someone other than the shareholder of record or be sent to an address other than the address of record. Such requests must be made in writing, be signed by all shareholders of record, and accompanied by a signature guarantee. Shares also may be redeemed through financial intermediaries from whom shares were purchased. Financial intermediaries may charge a fee for this service.

Large redemptions may disrupt the management and performance of the Fund. The Fund reserves the right to delay delivery of your redemption proceeds up to seven days if the Fund determines that the redemption amount will disrupt its operation or performance. If you redeem more than $250,000 worth of the Fund’s shares within any 90-day period, the Fund reserves the right to pay part or all of the redemption proceeds above $250,000 in kind (i.e., in securities, rather than cash). If payment is made in kind, you may incur brokerage commissions if you elect to sell the securities, or market risk if you elect to hold them.

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REDEEMING FUND SHARES

In the event of an emergency as determined by the Securities and Exchange Commission, Accessor Funds may suspend the right of redemption or postpone payments to shareholders. If the Board of Trustees determines a redemption payment may harm the remaining shareholders of the Fund, the Fund may pay a redemption in whole or in part by a distribution in kind of securities from the Fund.

Systematic Withdrawal Plan Shareholders may request a monthly redemption of shares under the Systematic Withdrawal Plan. You may authorize regular electronic transfers of $100 or more from your Accessor Funds account based on instructions provided to the Transfer Agent. Your Accessor Funds account must have a minimum balance of $10,000 and automatically have all dividends and capital gains reinvested. The transfer will be made on the Business Day you specify (or the next Business Day if the day you specify is not a Business Day) to your designated account or a check will be mailed to your address of record. If you do not specify a day, the transfer will be made on the 20th day of each month or the next Business Day if the 20th is not a Busniess Day. Applications for this plan may be obtained from Accessor Funds and must be received by Accessor Funds at least ten calendar days before the first scheduled withdrawal date. Systematic Withdrawals may be discontinued at any time by a shareholder or Accessor Funds.

Low Account Balances Accessor Funds may redeem any account with a balance of less than $100 in the Fund. Shareholders will be notified in writing when they have a low balance and will have 60 days to purchase additional shares to increase the balance to the required minimum. Shares will not be redeemed if: (i) an account drops below the minimum due solely to market fluctuations; or (ii) the Fund has previously waived the minimum investment requirement for the specific shareholder.

SIGNATURE GUARANTEES

A signature guarantee is designed to protect the shareholders and the Fund against fraudulent transactions by unauthorized persons. When a signature guarantee is required, each signature must be guaranteed by a domestic bank or trust company, credit union, broker, dealer, national securities exchange, registered securities association, clearing agency, or savings associations as defined by federal law. The Transfer Agent may reject a signature guarantee if the guarantor is not a member of or participant in a signature guarantee program. A notary public stamp or seal is not a signature guarantee and will not be accepted by the Fund. The Fund at its discretion reserves the right to require a signature guarantee on any transaction request.

The Fund requires a guaranteed signature for the following:

Transfer of ownership to another individual or organization.

Requests that redemption proceeds be sent to a different name or address than is registered on the account.

Requests that fedwire instructions be changed.

Requests for name changes.

Adding or removing a shareholder on an account.

Establishing or changing certain services after the account is open.

DIVIDENDS AND DISTRIBUTIONS

Dividends The Fund intends to distribute substantially all of its net income from dividends, interest and other income (less expenses) from investments to shareholders as dividends. The Fund normally declares dividends daily and pays dividend distributions monthly.

Other Distributions The Fund intends to distribute substantially all of its net realized long-and short-term capital gains and net realized gains from foreign currency transactions (if any) to shareholders as capital gain distributions. The Fund normally pays capital gain distributions, if any, annually in December, although the Fund may occasionally be required to make supplemental distributions during the year.

Automatic Reinvestment of Dividends and Other Distributions  All dividends and other distributions on shares of the Fund will be automatically reinvested in additional shares of the Fund unless a shareholder elects to receive them in cash. Shareholders may alternatively choose to invest dividends or other distributions in shares of any other Fund. You may elect or change your dividend options either on your account application or by calling Accessor Funds at (800) 759-3504.

VALUATION OF SECURITIES

The Fund generally values its securities using amortized cost, and securities for which market quotations are not readily available are valued at fair value as determined in good faith in accordance with procedures adopted by the Board of Trustees. If a security’s value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, that security may be valued by another method that the Board of Trustees believes accurately reflects fair value.

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TAXATION

The Fund will not be subject to federal income tax to the extent it distributes investment company taxable income and gain to shareholders in a timely manner. Dividends and other distributions that shareholders receive from the Fund, whether received in cash or reinvested in additional shares of the Fund, are subject to federal income tax and may also be subject to state and local tax. For taxable years beginning on or before December 31, 2011, certain distributions of ordinary dividends to a non-corporate shareholder of the Fund may qualify as “qualified dividend income,” provided that they are so designated by the Fund and that the recipient shareholder satisfies certain holding period requirements and refrains from making certain elections. Those distributions will be taxed at reduced rates to the extent derived from “qualified dividend income” of the applicable Fund. “Qualified dividend income” generally is income derived from dividends from U.S. corporations or certain foreign corporations. Distributions of the Fund’s net capital gain are taxable to you as long-term capital gain, when designated by the Fund as such, regardless of the length of time you have held your shares. Long-term capital gain rates applicable to most individuals have been temporarily reduced to 15% (with lower rates applying to taxpayers in the 10% and 15% rate brackets) for taxable years beginning on or before December 31, 2010. Other distributions are generally taxable as ordinary income. Some dividends paid in January may be taxable as if they had been paid the previous December.

You should be aware that if Fund shares are purchased shortly before the record date for any dividend or capital gain distribution, you will pay the full price for the shares and will receive some portion of the price back as a taxable distribution.

A redemption of the Fund’s shares or an exchange of the Fund’s shares for shares of another Fund will be treated as a sale of the Fund’s shares, and any gain on the transaction will be subject to federal income tax.

After the conclusion of each calendar year, shareholders will receive information regarding the taxability of dividends and other distributions paid by the Fund during the preceding year. If you are neither a citizen nor a resident of the United States, the Fund will withhold U.S. federal income tax at the rate of 30% on taxable dividends and other payments that are subject to such withholding. You may be able to arrange for a lower withholding rate under an applicable tax treaty if you supply the appropriate documentation required by the applicable Fund. For Fund taxable years beginning before December 31, 2007, the 30% withholding tax will not apply to dividends that a Fund designates as (a) interest related dividends, to the extent such dividends are derived from the Fund’s “qualified net interest income,” or (b) short-term capital gain dividends, to the extent such dividends are derived from a Fund’s “qualified short-term gain.” “Qualified net interest income” is the Fund’s net income derived from interest and from original issue discount, subject to certain exceptions and limitations. “Qualified short-term gain” generally means the excess of the net short-term capital gain of the Fund for the taxable year over its net long-term capital loss, if any. The Fund is also required in certain circumstances to apply backup withholding at a current rate of 28% on taxable dividends, redemption proceeds and certain other payments that are paid to any shareholder (including a shareholder who is neither a citizen nor a resident of the United States) who does not furnish to the Fund certain information and certifications or who is otherwise subject to backup withholding. Backup withholding will not, however, be applied to payments that have been subject to the 30% withholding tax on shareholders who are neither citizens nor residents of the United States.

The foregoing is only a brief summary of certain federal income tax consequences of investing in the Fund. Please see the SAI for a further discussion. Shareholders should consult a tax advisor for further information regarding the federal, state, and local tax consequences of an investment in shares of the Fund.

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SERVICE & DISTRIBUTION ARRANGEMENTS

Other Compensation to Dealers The Distributor may pay or sponsor informational meetings for dealers as described in the SAI. The Distributor may, for specified periods, allow dealers to retain the full sales charge for sales of shares or may pay additional concession to a dealer who sells a minimum dollar amount of Accessor Fund shares. In some instances, such additional concessions will be offered only to certain dealers expected to sell significant amounts of shares. In addition, the Distributor or its affiliates may pay additional compensation, out of their own assets, to certain intermediaries or their affiliates, based on sales or assets attributable to the intermediary, or such other criteria agreed to by the Distributor. The intermediaries to which payments may be made are determined by the Distributor. These payments may provide an incentive, in addition to any deferred sales charge, to these firms to actively promote the Funds or cooperate with the Distributor’s in providing marketing or service support to the Funds. For more information, please see the SAI.

Additional Payments to Intermediaries Forward Management or its affiliates may enter into arrangements to make additional payments, sometimes referred to as “revenue sharing,” to certain financial intermediaries or their affiliates. Revenue sharing arrangements occur when Forward Management or its affiliates agree to pay, out their own resources (which may include legitimate profits from providing advisory or other services to the Funds), cash compensation to intermediaries in addition to any sales charges, distribution fees, service fees or other expenses paid by the Funds or their shareholders as disclosed in the Fund Expenses tables in this Prospectus. Revenue sharing arrangements may include payments for shelf space and marketing support to distribute the Funds’ shares, as well as compensation for shareholder recordkeeping, processing, accounting and/or other administrative or distribution services in connection with the sale or servicing of shares of the Funds. This compensation may be more or less than the overall compensation received by intermediaries with respect to other investment products and may influence intermediaries to present the Funds or make them available to their other customers. For more information about these payments, please see the SAI or ask your financial intermediary.

HOUSEHOLDING

To avoid sending duplicate copies of materials to households, Accessor Funds may mail only one copy of each prospectus and annual and semi-annual report to shareholders having the same last name and address on the Funds’ records. The consolidation of these mailings, called householding, benefits Accessor Funds through reduced mailing expense. If you want to receive multiple copies of these materials, you may call the Transfer Agent at (800) 759-3504. You may also notify the Transfer Agent in writing. Individual copies of prospectuses and reports will be sent to you commencing within 30 days after the Transfer Agent receives your request to stop householding.

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FINANCIAL HIGHLIGHTS

U.S. GOVERNMENT MONEY FUND

The financial highlights table is intended to help you understand the Fund’s financial performance for the past 5 years or since its inception. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming re-investment of all dividends and distributions). This information has been audited by Deloitte & Touche LLP, whose report, along with the Fund’s financial statements, is included in the annual report, which is available upon request.

Z CLASS SHARES FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD*	FOR FISCAL YEAR ENDED 12/31
	2008	2007†

NET ASSET VALUE, BEGINNING OF PERIOD	$1.00	$1.00

Net investment income (loss)[1]	0.02	0.05
Net realized and unrealized gain (loss) on investments[1]	0.01	—
Total from investment operations	0.03	0.05

Distributions from net investment income	(0.03)	(0.05)

NET ASSET VALUE, END OF PERIOD	$1.00	$1.00

TOTAL RETURN[2]	2.55%	4.97%
NET ASSETS, END OF PERIOD (IN THOUSANDS)	$746,292	$67,259
Ratio of gross expenses to average net assets[3]	0.24%	0.21	%**
Ratio of net expenses to average net assets[3]	0.24%	0.21	%**
Ratio of net investment income to average net assets	2.31%	4.78	%**

[1]Per share amounts are based upon average shares outstanding.

[2]Total return is calculated assuming a purchase of shares at net asset value per share on the first day and a sale at net asset value per share on the last day of each period reported. Distributions are assumed, for purposes of this calculation, to be reinvested at the net asset value per share on the respective payment dates of each Fund.

[3]The effect of any custody credits on this ratio is less than 0.01%.
* Effective May 1, 2009, the Fund’s Institutional Class shares were renamed Z Class shares.
** Annualized
†Class commenced operations on January 4, 2007.

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ACCESSOR FUNDS PRIVACY POLICY

Accessor Funds appreciates the privacy concerns and expectations of our customers. We are committed to maintaining a high level of privacy and confidentiality when it comes to your personal information and we use that information only where permitted by law. We recognize that, as our customer, you not only entrust us with your money but with your personal information. Your trust is important to us and you can be sure we will continue our tradition of protecting your personal information. We provide this privacy notice to you so that you may understand our policy with regard to the collection and disclosure of nonpublic personal information (“Information”) pertaining to you.

We collect the following categories of information about you:

Information we receive from you on applications or other forms; and

Information about your transactions with us, our affiliates, or others.

We do not disclose any Information about you or any current or former customer to anyone, except as permitted by law. We may disclose Information about you and any former customer to our affiliates and to nonaffiliated third parties, as permitted by law. We do not disclose personal information that we collect about you to non-affiliated companies except to enable them to provide marketing services on our behalf, to perform joint marketing agreements with other financial institutions, or in other limited circumstances permitted by law. For example, some instances where we may disclose Information about you to third parties include: for servicing and processing transactions, to protect against fraud, for institutional risk control, to respond to judicial process or to perform services on our behalf. When we share personal information about you with these companies, we require them to limit their use of the personal information to the particular purpose for which it was shared and we do not allow them to share your personal information with others except to fulfill that limited purpose. In addition, these companies are required to adhere to our privacy standards with respect to any personal information that we provide them.

Protecting the security and confidentiality of your information

We restrict access to Information about you to those employees who need to know that Information to provide products or services to you. We maintain physical, electronic, and procedural safeguards to ensure the confidentiality of your Information. Our privacy policies apply only to those individual investors who have a direct customer relationship with us. If you are an individual shareholder of record of any of the Funds, we consider you to be a customer of Forward Funds. Shareholders purchasing or owning shares of any of the Funds through their bank, broker, or other financial institution should consult that financial institution’s privacy policies. If you own shares or receive investment services through a relationship with a third-party broker, bank, investment adviser or other financial service provider, that third-party’s privacy policies will apply to you and ours will not.

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SHAREHOLDER REPORTS. Accessor Funds publishes Annual and Semi-Annual Reports, which contain information about each Fund’s recent performance and investments, including:

Management’s discussion about recent market conditions, economic trends and Fund strategies that significantly affected their performance over the recent period;

Fund performance data and financial statements; and

Fund holdings.

PORTFOLIO HOLDINGS.  The Funds will file with the SEC a list of its portfolio holdings as of the end of the first and third fiscal quarters on Form NQ. Each Form NQ can be viewed on the SEC’s website (www.sec.gov). The most recent fiscal quarter end holdings may also be viewed on the Accessor Funds’ website (www.accessor.com).

STATEMENT OF ADDITIONAL INFORMATION (“SAI”).  The SAI contains more detailed information about Accessor Funds and the Fund. The SAI is incorporated by reference into this Prospectus, making it legally part of this Prospectus.

For shareholder inquiries or for free copies of Accessor Funds’ Annual Report, Semi-Annual Report, SAI, and other information, contact your financial intermediary or:

Forward Management, LLC
1420 Fifth Avenue, Suite 3600
Seattle, Washington 98101
(800) 759-3504
(206) 224-7420
Accessor Funds’ website: www.accessor.com

Securities and Exchange Commission
Washington, DC 20549-0102
Public Reference Section (202) 551-8090 (for inquiries regarding hours of operation only)
email: publicinfo@sec.gov
website: www.sec.gov

You may obtain copies of documents from the SEC, upon payment of duplicating fees, or view documents at the SEC’s Public Reference Room in Washington, D.C. The SAI and other information about Accessor Funds is available on the EDGAR database on the SEC’s website at www.sec.gov.

Accessor® is a registered trademark of Forward Management, LLC.

SEC file number: 811-06722.

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ACCESSOR FUNDS
ACCESSOR U.S. GOVERNMENT MONEY FUND - INSTITUTIONAL CLASS SHARES

PROSPECTUS

ACCESSOR	MAY 1, 2009

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

NOT FDIC INSURED NO BANK GUARANTEE MAY LOSE VALUE

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U.S. GOVERNMENT MONEY FUND DETAILS

Investment Objective The U.S. Government Money Fund seeks maximum current income consistent with the preservation of principal and liquidity.

Principal Investment Strategies The Fund seeks to achieve its objective by investing all of its investable assets in obligations issued or guaranteed by the U.S. Government, its agencies, instrumentalities or sponsored enterprises (“U.S. Government securities”) or in repurchase agreements secured by such instruments. This investment policy and the name of the Fund may not be changed unless the Fund shareholders are notified at least 60 days in advance of the proposed change. The Fund follows applicable regulatory requirements concerning the quality, maturity, and diversifications of its investments. The Fund seeks to maintain an average dollar weighted portfolio maturity of 90 days or less, while maintaining liquidity and maximizing current yield. Because the U.S. Government Money Fund may be 100% invested in securities of the U.S. Government, its agencies or instrumentalities, its return may be less than a Fund which can invest without limitation in all types of securities.

Forward Management, LLC (“Forward Management”) directly invests the assets of the Fund. Forward Management uses quantitative analysis to maximize the Fund’s yield. The U.S. Government Money Fund seeks to maintain a stable share value of $1.00 per share, although there is no assurance that it will be able to do so. It is possible to lose money by investing in the U.S. Government Money Fund.

The U.S. Government Money Fund is a permissible investment for federal credit unions under the Federal Credit Union Act and the National Credit Union Administration Rules and Regulations.

Principal Investment Risks The principal risks of investing in the Fund are listed below. For additional information regarding the risks of investing in the Fund, please see the “Summary of Principal Risks” section.

Debt Securities Risk

Government Sponsored Enterprises (“GSE”) Risk

Management Risk

Market Risk

Repurchase Agreements Risk

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, there is no assurance that it will be able to do so and it is possible to lose money by investing in the Fund.

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U.S. GOVERNMENT MONEY FUND DETAILS

Performance The bar chart and table shown illustrate the risks of investing in the Fund by showing the changes of the Fund’s performance from year to year. The bar chart shows the performance of the Fund’s Institutional Class shares (formerly, Advisor Class shares). The table compares the Fund’s Institutional Class share’s average annual total returns to those of a market index over time. All returns assume re-investment of dividends and distributions. As with all mutual funds, how the Fund has performed in the past (before and after taxes) is not an indication of how it will perform in the future. Forward Management became the Fund’s investment advisor on September 1, 2008. The chart and table reflect results achieved by the previous investment advisor for the periods prior to that date.

U.S. GOVERNMENT MONEY FUND ANNUAL RETURNS – INSTITUTIONAL CLASS

(BAR CHART) 1999 4.72% 2000 5.99% 2001 3.81% 2002 1.45% 2003 0.72% 2004 0.93% 2005 2.75% 2006 4.49% 2007 4.67% 2008 2.30%	INSTITUTIONAL CLASS SHARES
YEAR-TO-DATE 0.16% AS OF 03/31/09
BEST QUARTER 1.53% 12/31/00
WORST QUARTER 0.15% 09/30/03

AVERAGE ANNUAL TOTAL RETURNS – INSTITUTIONAL CLASS

FOR THE PERIODS ENDED 12/31/08	INCEPTION DATE	1 YEAR	5 YEARS	10 YEARS	SINCE INCEPTION

Returns before taxes	04/09/92	2.30%	3.02%	3.17%	3.64%
Citigroup 3 Month T-Bill Index[1]	N/A	1.80%	3.10%	3.30%	N/A

The Fund’s 7-day effective yield on 03/31/09 was 0.39% for Institutional Class shares.

For the Fund’s current yield, call toll free (800) 759-3504 or visit www.accessor.com.

[1]The CitiGroup 3 Month T-bill Index (formerly the Salomon Brothers U.S. 3 Month T-bill Index) is designed to measure the return of the 3 month Treasury bills. Investors cannot invest in an index. Returns of the index do not reflect any deduction for fees, expenses or taxes.

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FUND EXPENSES

The following tables describe the fees and expenses that you may pay if you invest in Institutional Class Shares of the Fund. The information in this section is intended to help you compare the cost of investing in the Fund with the costs of investing in other mutual funds. The tables reflect estimated expenses due to contractual adjustments to the level of fees paid to certain sub-advisors and service providers.

U.S. GOVERNMENT MONEY FUND

Shareholder Fees (fees paid directly from your investment)[1,2]
Maximum Sales Charge Imposed On Purchases	none
Maximum Sales Charge Imposed On Reinvested Dividends	none
Maximum Deferred Sales Charge	none

Annual Fund Operating Expenses (expenses deducted from Fund assets)
Management Fees	0.08%
Distribution (12b-1) Fees	none
Service Fees[3]	0.25%
Other Expenses	0.16%
Total Annual Fund Operating Expenses	0.49%

[1]Shares of the Fund are expected to be sold primarily through financial intermediaries that may charge shareholders a fee. These fees are not included in the table.

[2]The Transfer Agent may charge a $30 fee for shareholders electing to receive redemption proceeds by wire.

[3] Pursuant to an Administrative Plan, the U.S. Government Money Fund may pay Forward Management up to 0.25% of the average daily net assets to provide certain administrative services on behalf of the Fund.

EXPENSE EXAMPLE

The Example shows what an investor in the Fund could pay over time. The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Institutional Class shares of the Fund for the time periods indicated and then redeem all of your shares by wire at the end of those periods. The Example also assumes that your investment has a 5% rate of return each year and that the Fund’s operating expenses (reflecting applicable contractual expense reimbursement arrangements) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	ONE YEAR	THREE YEARS	FIVE YEARS	TEN YEARS

U.S. Government Money Fund	$ 50	$ 157	$ 274	$ 616

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CERTAIN ADDITIONAL INVESTMENT STRATEGIES AND RISKS

The Fund may invest in other types of securities and employ additional investment techniques that are not principal investment strategies of the Fund and therefore not described in this Prospectus. The additional security types, techniques and their accompanying risks are more fully described in the Fund’s SAI, which may be obtained free of charge by contacting the Fund. Many factors affect the Fund’s performance.

The Fund’s yield changes daily based on changes in financial markets and interest rates and in response to other economic, political or financial developments. The Fund’s reaction to these developments will be affected by the financial condition, and economic sector of an issuer, and the Fund’s level of investment in the securities of that issuer.

Change of Objectives and Policies The Fund’s investment objective stated in the Fund Details section is fundamental and may not be changed without shareholder approval. For the purpose of the Fund’s policy of investing all of its investable assets in obligations issued or guaranteed by the U.S. Government, its agencies, instrumentalities or sponsored enterprises or in repurchase agreements secured by such instruments, “assets” means net assets plus any borrowings made for investment purposes. This policy may not be materially revised unless Fund shareholders are notified at least 60 days in advance of the proposed changes.

Disclosure of Portfolio Holdings A description of the Fund’s specific policies and procedures with respect to the disclosure of portfolio holdings is available in the Fund’s Statement of Additional Information (“SAI”) which is available upon request by calling: (800) 759-3504 or on the Fund’s website by visiting www.accessor.com.

PRINCIPAL SECURITY TYPES

Money Market Securities are high quality, short-term debt securities that pay a fixed, variable or floating interest rate. Securities are often specifically structured so that they are eligible investments for a money market fund. For example, in order to satisfy the maturity restrictions for a money market fund, some money market securities have demand or put features which have the effect of shortening the security’s maturity.

Government Sponsored Enterprises, known as GSEs, are privately owned corporations created by Congress to provide funding and help to reduce the cost of capital for certain borrowing sectors of the economy such as homeowners, students and farmers. GSE securities are generally perceived to carry the implicit backing of the U.S. Government, but they are not direct obligations of the U.S. Government. It is important to note that although GSEs are commonly referred to as “Agencies”, there is a difference between a Government Sponsored Enterprise and a Government Agency. One example of a Government Agency is the Government National Mortgage Association (GNMA), known as Ginnie Mae, which has the explicit backing of the U.S. Government.

Repurchase Agreements are an agreement to buy a security at one price and a simultaneous agreement to sell it back at an agreed upon price.

U.S. Government Securities are high quality securities issued or guaranteed by the U.S. Treasury or by an agency or instrumentality of the U.S. Government. U.S. Government securities may be backed by the full faith and credit of the U.S. Treasury, the right to borrow from the U.S. Treasury, or the agency or instrumentality issuing or guaranteeing the security.

SUMMARY OF PRINCIPAL RISKS

There are inherent risks associated with the Fund’s principal investment strategies. The factors that are most likely to have a material effect on a particular Fund’s investment portfolio as a whole are called “principal risks.” The principal risks of the Fund are identified under the “Fund Details” section of the prospectus and are described below. The Fund may be subject to additional risks other than those described because the types of investment made by a Fund may change over time.

Debt Securities Risk The value of debt securities may fall when interest rates rise. Debt securities with longer maturities tend to be more sensitive to changes in interest rates, usually making them more volatile then debt securities with shorter maturities. In addition, debt securities, such as bonds, involve credit risk which is the risk that the issuer may be unable to make timely interest payments and repay the principal upon maturity. Debt securities are also subject to interest rate risk, which is the risk that the value of the security may fall when interest rates rise.

Government Sponsored Enterprises (“GSE”) Risk Certain GSEs (such as Freddie Mac, Fannie Mae, and FHLB), although sponsored or chartered by the U.S. Government, are not funded by the U.S. Government and the securities they issue are not guaranteed by the U.S. Government. Therefore, GSEs are subject to credit risk.

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CERTAIN ADDITIONAL INVESTMENT STRATEGIES AND RISKS

Management Risk The strategy that the Money Manager uses may fail to produce the intended result or the Money Manager’s judgment about the attractiveness of a particular sector or security may prove to be incorrect.

Market Risk Securities markets are volatile and can decline significantly in response to issuer, political, market and economic developments. Historically, markets have moved in cycles, and the value of the Fund’s securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is a principal risk of investing in the Fund.

Repurchase Agreements Risks Repurchase agreements are transactions in which an institution (e.g., a bank or securities firm) sells the Fund a security at one price and agrees to repurchase that security at a higher price. If the seller becomes subject to a bankruptcy or other insolvency proceeding or fails to repurchase the security from the Fund, the Fund may incur losses including as a result of a possible decline in the value of the underlying security and lack of access to the income on the underlying security during the period while the Fund seeks to enforce its rights thereto.

MANAGEMENT, ORGANIZATION AND CAPITAL STRUCTURE

A detailed discussion regarding factors considered and the basis of the Board of Trustees’ approval of the Fund’s investment advisory contract is contained in the Fund’s Annual Report to shareholders for the fiscal year ended December 31, 2008.

Manager Forward Management, LLC, 433 California Street, 11th Floor, San Francisco, CA 94104

The Fund is a portfolio of Forward Funds, a Delaware statutory trust (the “Trust”). Forward Management, LLC (“Forward Management” or the “Investment Advisor” or the “Manager”) has served as the investment advisor to the Fund since September 1, 2008. Forward Management has the authority to manage the Fund in accordance with the investment objective, policies and restrictions of the Fund and subject to the general supervision of the Trust’s Board of Trustees. Forward Management directly manages the assets of the Fund and also provides the Fund with ongoing management supervision and policy direction. Forward Management was founded in 1997.

An Investment Committee is primarily responsible for the management of the Fund. The members of the Investment Committee are Nathan J. Rowader, Director of Investments, Jim O’Donnell, CFA, President of Forward Asset Management and Chief Administrative Officer of Forward Management, Paul Herber, CFA, Investment Officer, and Justin H. Roberge, Investment Analyst.

Mr. Rowader has been with Forward Management since September 1, 2008 as the Director of Investments. Mr. Rowader has co-primary responsibility for the investment decisions and day-to-day management for the Fund. Prior to joining Forward Management, Mr. Rowader was with Accessor Capital Management from February 2007, as Investment Officer and member of Accessor’s Investment Committee; from December 2007, as Senior Investment Officer; and from February 2008 as Chief Investment Officer. Prior to Accessor Capital Management, Mr. Rowader was a Risk Management Analyst at OppenheimerFunds from 2005 to February 2007 and a Fund Analyst at OppenheimerFunds from 2004 to 2005. Prior to the OppenheimerFunds, Mr. Rowader served as a Financial Consultant at Linsco/Private Ledger from 2003 to 2004 and as a Senior Project Manager at WallStreetOnDemand from 1998 to 2003. Mr. Rowader received his MBA with a concentration in Finance from the University of Colorado. Mr. Rowader has managed the Fund since February 2007.

Mr. O’Donnell has been with Forward Management since July 2006 as Chief Administrative Officer and as President of Forward Asset Management since May 2008. Mr. O’Donnell has overall responsibility for asset management at Forward Management, including the Fund. From September 2001 to October 2002 and from February 2004 to May 2006, Mr. O’Donnell was an Analyst with Meisenbach Capital, conducting fundamental and financial analysis for a hedge fund portfolio. Between November 2002 and February 2004, Mr. O’Donnell was a consultant with Rainmaker Alliance, consulting with venture capital and start-up firms on financial models, projections and business strategy. From April 1993 to August 2001, Mr. O’Donnell served in various roles for Nicholas-Applegate Capital Management, including Investment Officer and Portfolio Manager responsible for stock selection and financial analysis for large cap, mid cap and small cap portfolios. Mr. O’Donnell is a Chartered Financial Analyst and holds an MBA. Mr. O’Donnell has managed the Fund since September 2008.

Mr. Herber has been with Forward Management since September 1, 2008 as an Investment Officer. Prior to joining Forward Management, Mr. Herber was with Accessor Capital Management since February 2008 as an Investment Officer and member of Accessor’s Investment Committee. Prior to Accessor Capital Management, Mr. Herber was a Research Analyst at Wexford Capital Management from February 2006 to January 2008; the owner and operator of Genesis Games and Gizmos from June 2004 to January 2006; and a research associate at Capital International from June 2002 through May 2004. Mr. Herber has been a CFA Charterholder since 2003. Mr. Herber has managed the Fund since February 2008.

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MANAGEMENT, ORGANIZATION AND CAPITAL STRUCTURE

Mr. Roberge has been with Forward Management since September 1, 2008 as Investment Analyst. Mr. Roberge has co-primary responsibility for the investment decisions and day-to-day management of the Fund. Prior to joining Forward Management, Mr. Roberge was with Accessor Capital Management since April 2002 as an Operations Associate, from June 2004 to December 2006 as a Junior Investment Analyst, and from December 2006 as an Investment Analyst. Prior to Accessor Capital Management, Mr. Roberge was a Registered Representative at Diversified Financial Concepts from September 2001 to April 2002 and an Operations Associate at Harris Investor Line from March 2000 to September 2001. Mr. Roberge has managed the Fund since January 2007.

The SAI provides additional information about the compensation of each of the portfolio managers, other accounts managed, and ownership of securities in the Fund.

The Fund currently does not employ a sub-advisor, but may do so in the future. Forward Management and the Accessor Funds have received an exemptive order from the Securities and Exchange Commission (“SEC”) that permits Forward Management, subject to the approval of the Board of Trustees, to hire and terminate non-affiliated sub-advisors or to materially amend existing sub-advisory agreements with non-affiliated sub-advisors for the Fund without shareholder approval. Pursuant to such exemptive relief, shareholders of the Fund will be notified of sub-advisor changes within 90 days after the effective date of such change.

The Fund pays Forward Management an annual management fee for its services as investment advisor to the Fund. The fee is computed daily and paid monthly at the annual rate. Forward Management (and the Fund’s predecessor investment advisor prior to September 1, 2008) received 0.08% of the Fund’s average daily net assets for providing investment advisory services during the fiscal year 2008.

Distributor SEI Investments Distribution Company (“Distributor”), One Freedom Valley Drive, Oaks, Pennsylvania 19456.

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PURCHASING FUND SHARES

TRANSFER AGENT

The Transfer Agent for the Fund is ALPS Funds Services, Inc. (the “Transfer Agent”). Mail can be directed to the Transfer Agent at:

Accessor Funds P.O. Box 1345 Denver, CO 80201

WHERE TO PURCHASE

Financial Intermediaries Institutional Class Shares of the Fund may be purchased through financial intermediaries, such as banks, broker-dealers, registered investment advisors and providers of fund supermarkets who may receive a payment from Accessor Funds for administrative services. In certain cases in which a written procedural agreement exists between a Fund and a financial intermediary, a Fund will be deemed to have received a purchase or redemption when it is received by the financial intermediary. The order will be priced at the next calculated NAV after receipt of the order. Financial intermediaries are responsible for transmitting accepted orders of the Fund within the time period agreed upon by them. You should contact your financial intermediary to learn whether it is authorized to accept orders for the Fund. These financial intermediaries may also charge transaction, administrative or other fees to shareholders, and may impose other limitations on buying, selling or transferring shares, which are not described in this Prospectus. Some features of Institutional Class Shares, such as investment minimums and certain trading restrictions, may be modified or waived by financial intermediaries. Shareholders should contact their financial intermediary for information on fees and restrictions.

Direct Investors may purchase Institutional Class Shares of the Fund directly from the Transfer Agent for no sales charge or commission.

“Street Name” Accounts If your shares are held in a “street name” account at an investment dealer, that dealer (and not Accessor Funds or the Transfer Agent) will perform all recordkeeping, transaction processing and distribution payments. Because Accessor Funds will have no record of your transactions, you should contact your investment dealer to purchase, redeem or exchange shares, to make changes to your account, or to obtain account information. You will not be able to utilize a number of shareholder features directly with Accessor Funds. The transfer of shares in a “street name” account to an account with another investment dealer or to an account directly with Accessor Funds involves special procedures and you will be required to obtain historical information about your shares prior to the transfer. Before establishing a “street name” account with an investment dealer, you should determine whether that dealer allows re-investment of distributions in “street name” accounts.

HOW TO PURCHASE

Institutional Class Shares of the Fund may not be purchased on days when the NYSE is closed for trading: currently, New Year’s Day, Martin Luther King, Jr. Day, Presidents Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

Not all classes may be offered in your state of residence. Contact your financial intermediary or the Transfer Agent to ensure that the Fund you want to purchase is offered in your state of residence.

Normally your financial intermediary will send your purchase requests to the Transfer  Agent. Purchase orders  are  accepted  on  each business day that the New York Stock Exchange (“NYSE”) is open and must be received in good order. Requests received “in good order” must include: account name, account number, dollar or share amount of transaction, fund(s) and allocation of investment, class of shares, and signature of authorized signer. In accordance with the USA PATRIOT ACT, if you fail to provide all of the required information requested in the current account application, your purchase order will not be processed.

The Transfer Agent, on behalf of Accessor Funds and the Distributor, is required by law to obtain certain personal information from you or persons acting on your behalf in order to verify your or such person’s identity. If you do not provide the information, the Transfer Agent may not be able to open your account. If the Transfer Agent is unable to verify your identity or that of another person(s) authorized to act on your behalf, or if it believes it has identified potential criminal activity, Accessor Funds and the Distributor reserve the right to close your account or take any other action they deem reasonable or required by law.

The order will be priced at the next calculated offering price, which is the NAV after receipt of the order by the Transfer Agent. In certain cases, the Fund will be deemed to have received a purchase or redemption when it is received by the financial intermediary. Financial intermediaries are responsible for transmitting accepted orders of the Fund within the time period agreed upon by them. You should contact your financial intermediary to learn whether it is authorized to accept orders for the Fund.

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PURCHASING FUND SHARES

If the Transfer Agent receives a purchase order for shares of the Fund on any business day marked “Same Day Settlement” and the invested monies are received via federal funds wire before 5:00 p.m. Eastern Time on the same day, the investor will be entitled to receive that day’s dividend. To allow Forward Management to manage the Fund most effectively, investors are encouraged to execute trades before 3:00 p.m. Eastern Time. For all purchase orders not marked “Same Day Settlement,” the Transfer Agent must receive payment for shares by 12:00 noon. Eastern Time on the business day following the purchase request. The Fund may restrict or close an account when necessary or appropriate to comply with anti-money laundering laws. All purchases must be made in U.S. Dollars. Purchases may be made in any of the following ways:

By Check Checks made payable to “Accessor Funds” and drawn on a U.S. bank should be mailed with the completed application or with the account number and name of Fund noted on the check to:

               Accessor Funds
               P.O. Box 1345
               Denver, CO 80201

Neither initial nor subsequent investments should be made by third-party check. At least one name on the account on which the check is drawn must match the registration of your account at Accessor Funds. If you pay with a check that does not clear or if your payment is not timely received, your purchase will be canceled. You will be responsible for any losses or expenses incurred by the Fund or the Transfer Agent, and the Fund can redeem shares you own in this or another identically registered Accessor Fund account as reimbursement. The Fund and its agents have the right to reject or cancel any purchase, exchange, or redemption due to nonpayment.

By Federal Funds Wire Wire instructions can be obtained from the Transfer Agent at (800) 759-3504 and must be accompanied or preceded by a trade sheet.

By Automatic Investment Plan Shareholders may establish an Automatic Investment Plan (AIP) whereby investments in the Fund are made automatically on a monthly basis. The minimum initial investment amount is $500 and minimum subsequent investments are $50 per Fund. Sums for investment will be automatically withdrawn from your checking or savings account on the day you specify. If you do not specify a day, the transaction will occur on the 20th of each month or the next Business Day if the 20th is not a Business Day. Please call the Accessor Funds at (800) 759-3504 if you would like more information.

By Purchases In Kind Under some circumstances, the Fund may accept securities as payment for Fund Shares. Such securities would be valued the same way the Fund’s securities are valued (see “Valuation of Securities”). Please see “Additional Purchase and Redemption Information” in the SAI for further information.

Portfolio Rebalancing Your financial intermediary may provide one or more Model Investment Portfolios. Your financial intermediary may develop various investment models utilizing the Accessor Funds that will designate how, on a percent basis, the total value of your Accessor Funds holdings should be rebalanced, and at what frequency (quarterly, semi-annual or annual basis). Your portfolio will be rebalanced through the exchange of shares in one or more of your Accessor Funds for shares of the same class of one or more other Accessor Funds in your account. The Transfer Agent must receive requests to participate, make changes or cancel in good order from your financial intermediary at least five business days prior to the next rebalancing date. You may realize taxable gains from these exchanges. Accessor Funds may modify, suspend or terminate the program at any time on 60 days prior written notice.

INVESTMENT MINIMUMS – INSTITUTIONAL CLASS SHARES

Certain financial institutions, pension or 401(K) plans, or investment advisors or individuals purchasing $100,000 or more of shares of Accessor Funds may elect to purchase Institutional Class shares. Authorized firms may charge for certain shareholder services and should furnish clients who purchase Institutional Class shares with a schedule explaining the fees.

The Trust may waive or reduce the minimum requirement for Institutional Class shares of a Fund under certain circumstances and conditions, including without limitation, shares purchased by officers, directors, trustees and employees of the Trust, Forward Management and their affiliates, and shares purchased by retirement plans that have $250,000 or more in plan assets.

The initial investment must be accompanied by an appropriate account application. Accessor Funds reserves the right to increase or decrease the minimum amount or maximum amount required to open and maintain an account, or to add to an existing account, without prior notice. Accessor Funds may accept smaller purchase amounts (e.g., 401(k) plans, transfers in from trustees or the correction of errors) or reject any purchase order it believes may disrupt the management of the Fund. See the SAI for more information.

Subsequent investments for a Fund must be $100 or more. Financial intermediaries may charge their customers a transaction or service fee.

IRA/SIMPLE IRA/ROTH IRA/COVERDELL EDUCATION SAVINGS ACCOUNT PLANS

Investors may purchase Fund shares through an Individual, SIMPLE, Roth or Educational Retirement Custodial Account Plan. Copies of an IRA, Roth IRA or Educational IRA Plan may be obtained from the Transfer Agent by calling (800) 759-3504.

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PURCHASING FUND SHARES

SHARE PRICING

Investors purchase Institutional Class Shares of the Fund at its offering price which is its net asset value (“NAV”). The NAV is calculated by adding the value of Fund assets attributable to Institutional Class Shares, subtracting Fund liabilities attributable to Institutional Class shares, and dividing by the number of outstanding Institutional Class Shares. The NAV is calculated each day that the NYSE is open for business. The Fund generally calculates its NAV at 5:00 p.m. Eastern Time. If the markets close early, the Fund may value its shares at earlier times under these circumstances. Shares are purchased at the offering price that is next calculated after purchase requests are received by the Fund in good order. For related information, see “Valuation of Securities” section.

ACCESSOR INTERNET WEBSITE

You can obtain information about the Accessor Funds on the Accessor Funds’ website at www.accessor.com. Additionally, your financial intermediary may arrange for you to view your account information over the Internet with a password protected login. If your Accessor Funds shares are held through a third-party fiduciary or in an omnibus registration at a bank or brokerage firm this service may not be available. To obtain account information online, you must first obtain a user I.D. and password. Contact your financial intermediary for more information. At times, the website may be inaccessible or its account viewing features may be unavailable.

FOR MORE INFORMATION

For additional information about purchasing shares of the Fund, please contact your financial intermediary or Accessor Funds at (800) 759-3504.

EXCHANGING FUND SHARES

EXCHANGES OF INSTITUTIONAL CLASS SHARES FOR THE SAME CLASS SHARES OF ANY OTHER ACCESSOR FUND

By following the instructions below, and subject to such limitations as may be imposed by the Trust, you may exchange your Institutional Class shares of the U.S. Government Money Fund for Institutional Class shares of any other Accessor Fund. There are generally no fees for exchanges, but an exchange of shares between funds is technically a sale of shares in one fund followed by a purchase of shares in another fund, and therefore may have tax consequences. Thus, the exchange may, like a sale, result in a taxable gain or loss to you and will generally give you a new tax basis for your new shares.

Shareholders should read the prospectus of any other Accessor Fund into which they are considering exchanging.

EXCHANGES OF INSTITUTIONAL CLASS SHARES FOR INVESTOR OR Z CLASS SHARES OF THE U.S. GOVERNMENT MONEY FUND

Subject to such limitations as may be imposed by the Trust, you may exchange your Institutional Class shares of the U.S. Government Money Fund for either Investor Class or Z Class Shares of the U.S. Government Money Fund. An exchange of shares of one class of a Fund into another class of the same Fund is not treated as a redemption and sale for tax purposes.

Shareholders should read the section of the prospectus regarding any other Class of shares into which they are considering exchanging.

GENERAL INFORMATION ABOUT EXCHANGES

Shares of one Fund or Class may be exchanged for shares of another Fund or Class on days when the NYSE is open for business, as long as shareholders meet the normal investment requirements, including the minimum investment requirements, of the other Fund or Class. Your exchange request must be received in good order by the Transfer Agent or certain financial intermediaries prior to the close of the NYSE, normally 4:00 p.m. Eastern Time. Requests received “in good order” must include: account name, account number, dollar or share amount of transaction, Fund(s) and allocation of investment, and signature of authorized signer. Shares will be exchanged at the next NAV calculated after the Transfer Agent receives the exchange request in good order. Under certain circumstances, before an exchange can be made, additional documents may be required to verify the authority or legal capacity of the person seeking the exchange. Once your exchange is received in proper form, it cannot be revoked. Exchanges into another Fund and/or Class must be for at least $100.

The Trust reserves the right to prohibit exchanges during the first 15 days following an investment in the Fund and may terminate or change the terms of the exchange privilege at any time. In addition, the Trust may suspend a shareholder’s exchange privilege if, in the judgment of Forward Management, the shareholder’s exchange activity indicates frequent trading or market timing that may be harmful to a Fund or its shareholders. See “Market Timing/Excessive Trading” under Purchasing Fund Shares.

Not all Accessor Funds or Fund classes may be offered in your state of residence. Contact your financial intermediary or the Transfer Agent to ensure that the Accessor Fund or the class of shares of the Fund you want to exchange into is offered in your state of residence.

EXCHANGES THROUGH ACCESSOR FUNDS

Normally, your financial intermediary will send your exchange request to the Transfer Agent. Accessor Funds does not currently charge fees on exchanges made directly through it. This exchange privilege may be modified or terminated at any time by Accessor Funds upon 60 days notice to shareholders. Exchanges may be made either:

By Mail Share exchange instructions may be mailed to:

Accessor Funds
P.O. Box 1345
Denver, CO 80201

By Telephone Shareholders who have previously authorized telephone exchanges (and Accessor Funds or the Transfer Agent has a record of such authorization) may call (800) 759-3504 to execute their exchange. To prevent unauthorized transactions, Accessor Funds may use reasonable procedures to verify telephone requests.

EXCHANGES THROUGH FINANCIAL INTERMEDIARIES

You should contact your financial intermediary directly to make exchanges. Your financial intermediary may charge additional fees for these transactions.

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REDEEMING FUND SHARES

Normally, your financial intermediary will send your request to redeem Fund shares to the Transfer Agent. Shares held for you in your dealer’s name must be sold through the dealer. Consult your financial intermediary for more information. Investors may request to redeem Institutional Class Shares on any day that the NYSE is open for business. The request must be received in good order by the Transfer Agent or certain financial intermediaries prior to the close of the NYSE, normally 4:00 p.m. Eastern Time. Requests received “in good order” must include: account name, account number, dollar or share amount of transaction, fund(s) and allocation of investment, and signature of authorized signer. The Transfer Agent may require

Redemption requests for shares that were purchased by check will be honored at the next NAV calculated after receipt of the redemption request. However, redemption proceeds will not be transmitted until the check used for the investment has cleared (up to 15 days after a deposit).

that you provide additional information, such as corporate resolutions or powers of attorney, if applicable. If you are redeeming from an IRA account, you must include an Authorization for Distribution from IRA Form, which includes a statement of whether or not you are at least 59-1/2 years old and whether you wish to have federal income tax withheld from your proceeds. Contact your financial intermediary or the Transfer Agent for a copy of the appropriate form. The Transfer Agent may require certain other information before you can redeem from an employer-sponsored retirement plan. Contact your employer for details.

If the Transfer Agent receives a redemption request in good order from a shareholder of the Fund by 3:00 p.m. Eastern Time, marked ”Same Day Settlement”, the shareholder will be entitled to receive redemption proceeds by wire on the same day. Shareholders of the Fund who elect this option should be aware that their account will not be credited with the daily dividend on that day. Shares will be redeemed at the next NAV calculated after the Transfer Agent receives the redemption request in good order. Payment will ordinarily be made within seven days of the request by wire transfer to a shareholder’s domestic commercial bank account. Shares may be redeemed from Accessor Funds:

By Mail Redemption requests may be mailed to: Accessor Funds P.O. Box 1345 Denver, CO 80201

Redemption Proceeds Upon receipt in writing and in good order of a request for redemption of shares, the Transfer Agent will transmit redemption proceeds as established in the account application form (the “redemption instructions of record”), either electronically to the shareholder’s preauthorized bank account or by check to the shareholder’s address of record. No interest will accrue on uncashed checks. There is a $2,500 minimum on redemption proceeds transmitted electronically and the Transfer Agent may charge a $30.00 wire transfer fee. If your request is not in good order, you may have to provide additional information in order to redeem your shares. Shareholders may request that payment be made differently from their redemption instructions of record. Such requests must be in writing, signed by all shareholders of record and accompanied by a signature guarantee. Shareholders may also request that a redemption be made payable to someone other than the shareholder of record or be sent to an address other than the address of record. Such requests must be made in writing, be signed by all shareholders of record, and accompanied by a signature guarantee. Shares also may be redeemed through financial intermediaries from whom shares were purchased. Financial intermediaries may charge a fee for this service.

Large redemptions may disrupt the management and performance of the Fund. The Fund reserves the right to delay delivery of your redemption proceeds up to seven days if the Fund determines that the redemption amount will disrupt its operation or performance. If you redeem more than $250,000 worth of the Fund’s shares within any 90-day period, the Fund reserves the right to pay part or all of the redemption proceeds above $250,000 in kind (i.e., in securities, rather than cash). If payment is made in kind, you may incur brokerage commissions if you elect to sell the securities, or market risk if you elect to hold them.

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REDEEMING FUND SHARES

In the event of an emergency as determined by the Securities and Exchange Commission, Accessor Funds may suspend the right of redemption or postpone payments to shareholders. If the Board of Trustees determines a redemption payment may harm the remaining shareholders of the Fund, the Fund may pay a redemption in whole or in part by a distribution in kind of securities from the Fund.

Systematic Withdrawal Plan Shareholders may request a monthly redemption of shares under the Systematic Withdrawal Plan. You may authorize regular electronic transfers of $100 or more from your Accessor Funds account based on instructions provided to the Transfer Agent. Your Accessor Funds account must have a minimum balance of $10,000 and automatically have all dividends and capital gains reinvested. The transfer will be made on the Business Day you specify (or the next Business Day if the day you specify is not a Business Day) to your designated account or a check will be mailed to your address of record. If you do not specify a day, the transfer will be made on the 20th day of each month or the next Business Day if the 20th is not a Busniess Day. Applications for this plan may be obtained from Accessor Funds and must be received by Accessor Funds at least ten calendar days before the first scheduled withdrawal date. Systematic Withdrawals may be discontinued at any time by a shareholder or Accessor Funds.

Low Account Balances Accessor Funds may redeem any account with a balance of less than $100 in the Fund. Shareholders will be notified in writing when they have a low balance and will have 60 days to purchase additional shares to increase the balance to the required minimum. Shares will not be redeemed if: (i) an account drops below the minimum due solely to market fluctuations; or (ii) the Fund has previously waived the minimum investment requirement for the specific shareholder.

SIGNATURE GUARANTEES

A signature guarantee is designed to protect the shareholders and the Fund against fraudulent transactions by unauthorized persons. When a signature guarantee is required, each signature must be guaranteed by a domestic bank or trust company, credit union, broker, dealer, national securities exchange, registered securities association, clearing agency, or savings associations as defined by federal law. The Transfer Agent may reject a signature guarantee if the guarantor is not a member of or participant in a signature guarantee program. A notary public stamp or seal is not a signature guarantee and will not be accepted by the Fund. The Fund, at its discretion, reserves the right to require a signature guarantee on any transaction request.

The Fund requires a guaranteed signature for the following:

Transfer of ownership to another individual or organization.

Requests that redemption proceeds be sent to a different name or address than is registered on the account.

Requests that fedwire instructions be changed.

Requests for name changes.

Adding or removing a shareholder on an account.

Establishing or changing certain services after the account is open.

DIVIDENDS AND DISTRIBUTIONS

Dividends The Fund intends to distribute substantially all of its net income from dividends, interest and other income (less expenses) from investments to shareholders as dividends. The Fund normally declares dividends daily and pays dividend distributions monthly.

Other Distributions The Fund intends to distribute substantially all of its net realized long-and short-term capital gains and net realized gains from foreign currency transactions (if any) to shareholders as capital gain distributions. The Fund normally pays capital gain distributions, if any, annually in December, although the Fund may occasionally be required to make supplemental distributions during the year.

Automatic Reinvestment of Dividends and Other Distributions  All dividends and other distributions on shares of the Fund will be automatically reinvested in additional shares of the Fund unless a shareholder elects to receive them in cash. Shareholders may alternatively choose to invest dividends or other distributions in shares of any other Fund. You may elect or change your dividend options either on your account application or by calling Accessor Funds at (800) 759-3504.

VALUATION OF SECURITIES

The Fund generally values its securities using amortized cost, and securities for which market quotations are not readily available are valued at fair value as determined in good faith in accordance with procedures adopted by the Board of Trustees. If a security’s value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, that security may be valued by another method that the Board of Trustees believes accurately reflects fair value.

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TAXATION

The Fund will not be subject to federal income tax to the extent it distributes investment company taxable income and gain to shareholders in a timely manner. Dividends and other distributions that shareholders receive from the Fund, whether received in cash or reinvested in additional shares of the Fund, are subject to federal income tax and may also be subject to state and local tax. For taxable years beginning on or before December 31, 2011, certain distributions of ordinary dividends to a non-corporate shareholder of the Fund may qualify as “qualified dividend income,” provided that they are so designated by the Fund and that the recipient shareholder satisfies certain holding period requirements and refrains from making certain elections. Those distributions will be taxed at reduced rates to the extent derived from “qualified dividend income” of the applicable Fund. “Qualified dividend income” generally is income derived from dividends from U.S. corporations or certain foreign corporations. Distributions of the Fund’s net capital gain are taxable to you as long-term capital gain, when designated by the Fund as such, regardless of the length of time you have held your shares. Long-term capital gain rates applicable to most individuals have been temporarily reduced to 15% (with lower rates applying to taxpayers in the 10% and 15% rate brackets) for taxable years beginning on or before December 31, 2010. Other distributions are generally taxable as ordinary income. Some dividends paid in January may be taxable as if they had been paid the previous December.

You should be aware that if Fund shares are purchased shortly before the record date for any dividend or capital gain distribution, you will pay the full price for the shares and will receive some portion of the price back as a taxable distribution.

A redemption of the Fund’s shares or an exchange of the Fund’s shares for shares of another Fund will be treated as a sale of the Fund’s shares, and any gain on the transaction will be subject to federal income tax.

After the conclusion of each calendar year, shareholders will receive information regarding the taxability of dividends and other distributions paid by the Fund during the preceding year. If you are neither a citizen nor a resident of the United States, the Fund will withhold U.S. federal income tax at the rate of 30% on taxable dividends and other payments that are subject to such withholding. You may be able to arrange for a lower withholding rate under an applicable tax treaty if you supply the appropriate documentation required by the Fund. For Fund taxable years beginning before December 31, 2007, the 30% withholding tax will not apply to dividends that a Fund designates as (a) interest related dividends, to the extent such dividends are derived from the Fund’s “qualified net interest income,” or (b) short-term capital gain dividends, to the extent such dividends are derived from a Fund’s “qualified short-term gain.” “Qualified net interest income” is the Fund’s net income derived from interest and from original issue discount, subject to certain exceptions and limitations. “Qualified short-term gain” generally means the excess of the net short-term capital gain of the Fund for the taxable year over its net long-term capital loss, if any. The Fund is also required in certain circumstances to apply backup withholding at a current rate of 28% on taxable dividends, redemption proceeds and certain other payments that are paid to any shareholder who does not furnish to the Fund certain information and certifications or who is otherwise subject to backup withholding. Backup withholding will not, however, be applied to payments that have been subject to the 30% withholding tax on shareholders who are neither citizens nor residents of the United States.

The foregoing is only a brief summary of certain federal income tax consequences of investing in the Fund. Please see the SAI for a further discussion. Shareholders should consult a tax advisor for further information regarding the federal, state, and local tax consequences of an investment in shares of the Fund.

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SERVICE & DISTRIBUTION ARRANGEMENTS

Other Compensation to Dealers The Distributor may pay or sponsor informational meetings for dealers as described in the SAI. The Distributor may, for specified periods, allow dealers to retain the full sales charge for sales of shares or may pay additional concession to a dealer who sells a minimum dollar amount of Accessor Fund shares. In some instances, such additional concessions will be offered only to certain dealers expected to sell significant amounts of shares. In addition, the Distributor or its affiliates may pay additional compensation, out of their own assets, to certain intermediaries or their affiliates, based on sales or assets attributable to the intermediary, or such other criteria agreed to by the Distributor. The intermediaries to which payments may be made are determined by the Distributor. These payments may provide an incentive, in addition to any deferred sales charge, to these firms to actively promote the Fund or cooperate with the Distributor’s in providing marketing or service support to the Fund. For more information, please see the SAI.

Additional Payments to Intermediaries Forward Management or its affiliates may enter into arrangements to make additional payments, sometimes referred to as “revenue sharing,” to certain financial intermediaries or their affiliates. Revenue sharing arrangements occur when Forward Management or its affiliates agree to pay, out their own resources (which may include legitimate profits from providing advisory or other services to the Funds), cash compensation to intermediaries in addition to any sales charges, distribution fees, service fees or other expenses paid by the Funds or their shareholders as disclosed in the Fund Expenses tables in this Prospectus. Revenue sharing arrangements may include payments for shelf space and marketing support to distribute the Funds’ shares, as well as compensation for shareholder recordkeeping, processing, accounting and/or other administrative or distribution services in connection with the sale or servicing of shares of the Funds. This compensation may be more or less than the overall compensation received by intermediaries with respect to other investment products and may influence intermediaries to present the Funds or make them available to their other customers. For more information about these payments, please see the SAI or ask your financial intermediary.

Administrative Plan The Fund has adopted a plan (the “Administrative Plan”) with respect to Institutional Class shares of the Fund. Pursuant to the Administrative Plan, Institutional Class shares of the Fund will pay Forward Management for certain administrative, informational and support services to investors who may from time to time beneficially own Fund shares either directly or through omnibus accounts. The maximum annual amount payable to Forward Management is 0.25% of the average daily net assets of the shares attributable to Institutional Class shares of the Fund.

HOUSEHOLDING

To avoid sending duplicate copies of materials to households, Accessor Funds may mail only one copy of each prospectus and annual and semi-annual report to shareholders having the same last name and address on the Funds’ records. The consolidation of these mailings, called householding, benefits Accessor Funds through reduced mailing expense. If you want to receive multiple copies of these materials, you may call the Transfer Agent at (800) 759-3504. You may also notify the Transfer Agent in writing. Individual copies of prospectuses and reports will be sent to you commencing within 30 days after the Transfer Agent receives your request to stop householding.

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FINANCIAL HIGHLIGHTS

U.S. GOVERNMENT MONEY FUND

The financial highlights table is intended to help you understand the Fund’s financial performance for the past 5 years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming re-investment of all dividends and distributions). This information has been audited by Deloitte & Touche LLP, whose report, along with the Fund’s financial statements, is included in the annual report, which is available upon request.

INSTITUTIONAL CLASS SHARES FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD*	FOR FISCAL YEAR ENDED 12/31
	2008	2007	2006	2005	2004

NET ASSET VALUE, BEGINNING OF PERIOD	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income (loss)[1]	0.03	0.05	0.04	0.03	0.01
Net realized and unrealized gain (loss) on investments[1]	(0.01)	—	—	—	—
Total from investment operations	0.02	0.05	0.04	0.03	0.01

Distributions from net investment income	(0.02)	(0.05)	(0.04)	(0.03)	(0.01)

NET ASSET VALUE, END OF PERIOD	$1.00	$1.00	$1.00	$1.00	$1.00

TOTAL RETURN[2]	2.30%	4.72%	4.49%	2.75%	0.93%
NET ASSETS, END OF PERIOD (IN THOUSANDS)	$392,599	$1,344,292	$1,433,080	$1,266,322	$1,260,063
Ratio of gross expenses to average net assets[3]	0.49%	0.46%	0.47%	0.45%	0.46%
Ratio of net expenses to average net assets[3]	0.49%	0.46%	0.47%	0.45%	0.46%
Ratio of net investment income to average net assets	2.53%	4.60%	4.37%	2.68%	0.94%

[1] Per share amounts are based upon average shares outstanding.

[2] Total return is calculated assuming a purchase of shares at net asset value per share on the first day and a sale at net asset value per share on the last day of each period reported. Distributions are assumed, for purposes of this calculation, to be reinvested at the net asset value per share on the respective payment dates of each Fund.

[3] The effect of any custody credits on this ratio is less than 0.01%.
*Effective May 1, 2009, the Fund’s Advisor Class shares were renamed Institutional Class shares.

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ACCESSOR FUNDS PRIVACY POLICY

Accessor Funds appreciates the privacy concerns and expectations of our customers. We are committed to maintaining a high level of privacy and confidentiality when it comes to your personal information and we use that information only where permitted by law. We recognize that, as our customer, you not only entrust us with your money but with your personal information. Your trust is important to us and you can be sure we will continue our tradition of protecting your personal information. We provide this privacy notice to you so that you may understand our policy with regard to the collection and disclosure of nonpublic personal information (“Information”) pertaining to you.

We collect the following categories of information about you:

Information we receive from you on applications or other forms; and

Information about your transactions with us, our affiliates, or others.

We do not disclose any Information about you or any current or former customer to anyone, except as permitted by law. We may disclose Information about you and any former customer to our affiliates and to non-affiliated third parties, as permitted by law. We do not disclose personal information that we collect about you to non-affiliated companies except to enable them to provide marketing services on our behalf, to perform joint marketing agreements with other financial institutions, or in other limited circumstances permitted by law. For example, some instances where we may disclose Information about you to third parties include: for servicing and processing transactions, to protect against fraud, for institutional risk control, to respond to judicial process or to perform services on our behalf. When we share personal information about you with these companies, we require them to limit their use of the personal information to the particular purpose for which it was shared and we do not allow them to share your personal information with others except to fulfill that limited purpose. In addition, these companies are required to adhere to our privacy standards with respect to any personal information that we provide them.

Protecting the security and confidentiality of your information

We restrict access to Information about you to those employees who need to know that Information to provide products or services to you. We maintain physical, electronic, and procedural safeguards to ensure the confidentiality of your Information. Our privacy policies apply only to those individual investors who have a direct customer relationship with us. If you are an individual shareholder of record of the Fund, we consider you to be a customer of Forward Funds. Shareholders purchasing or owning shares of any of the Funds through their bank, broker, or other financial institution should consult that financial institution’s privacy policies. If you own shares or receive investment services through a relationship with a third-party broker, bank, investment adviser or other financial service provider, that third-party’s privacy policies will apply to you and ours will not.

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SHAREHOLDER REPORTS. Accessor Funds publishes Annual and Semi-Annual Reports, which contain information about the Fund’s recent performance and investments, including:

Management’s discussion about recent market conditions, economic trends and Fund strategies that significantly affected the Fund’s performance over the recent period;

Fund performance data and financial statements; and

Fund holdings.

PORTFOLIO HOLDINGS.  The Fund will file with the SEC a list of its portfolio holdings as of the end of the first and third fiscal quarters on Form NQ. Each Form NQ can be viewed on the SEC’s website (www.sec.gov). The most recent fiscal quarter end holdings may also be viewed on the Accessor Funds’ website (www.accessor.com).

STATEMENT OF ADDITIONAL INFORMATION (“SAI”). The SAI contains more detailed information about Accessor Funds and the Fund. The SAI is incorporated by reference into this Prospectus, making it legally part of this Prospectus.

For shareholder inquiries or for free copies of Accessor Funds’ Annual Report, Semi-Annual Report, SAI, and other information, contact your financial intermediary or:

Forward Management, LLC
1420 Fifth Avenue, Suite 3600
Seattle, Washington 98101
(800) 759-3504
(206) 224-7420
Accessor Funds’ website: www.accessor.com

Securities and Exchange Commission
Washington, DC 20549-0102
Public Reference Section (202) 551-8090 (for inquiries regarding hours of operation only)
email: publicinfo@sec.gov
website: www.sec.gov

You may obtain copies of documents from the SEC, upon payment of duplicating fees, or view documents at the SEC’s Public Reference Room in Washington, D.C. The SAI and other information about Accessor Funds is available on the EDGAR database on the SEC’s website at www.sec.gov.

Accessor® is a registered trademark of Forward Management, LLC.

SEC file number: 811-06722.

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ACCESSOR FUNDS
ACCESSOR LIMITED DURATION U.S. GOVERNMENT FUND AND ACCESSOR TOTAL RETURN FUND

PROSPECTUS

ACCESSOR	MAY 1, 2009

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

NOT FDIC INSURED NO BANK GUARANTEE MAY LOSE VALUE

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ACCESSOR LIMITED DURATION U.S. GOVERNMENT FUND DETAILS

Investment Objective The Accessor Limited Duration U.S. Government Fund (the “Limited Duration Fund” or “Fund”) seeks to achieve a high level of current income that is consistent with the preservation of capital.

Principal Investment Strategies Under normal market conditions, the Fund seeks to achieve its objective by investing at least 80% of its assets in bonds or other debt obligations issued by, or whose principal and interest payments are guaranteed or supported by, the U.S. Government or one of its agencies or instrumentalities, including various government sponsored enterprises (“GSEs”) (collectively “U.S. Government securities”) and in repurchase agreements collateralized by such securities. This policy may not be materially revised unless Fund shareholders are notified at least 60 days in advance of the proposed change. The Fund’s investments may include mortgage-backed securities that represent interests in pools of mortgage loans or asset-backed securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities.

The Fund intends to be eligible for investment by federal savings associations, federal credit unions and certain national banks and therefore, will invest in U.S. Government securities that are eligible, without limitation, for investment by these institutions. The Fund also intends to be managed to comply with all investment limitations applicable to federal credit unions so as to qualify as an eligible investment for these institutions. The Fund does not intend to make any investments having a risk-based weighting in excess of 20% under the current risk-based capital regulations established by the Federal Financial Institutions Examination Council (“FFIEC”).

Under normal market and interest rate conditions, the Fund seeks to maintain a target duration between 1 and 5 years (“Limited Duration”). To achieve the flexible implementation of this target duration range, the Fund does not restrict its minimum or maximum maturity. For example, the Fund may adopt a strategy meant to take advantage of an unusual shape presented by the yield curve known as a BAR-BELL portfolio structure. This structure would include a large block of money market instruments and a large block of longer maturity issues that together produce a duration measure that falls within the target duration range of 1 to 5 years.

DURATION A mathematical concept that is used to measure bond price volatility as a consequence of a change in the general level of interest rates. Bonds with larger durations tend to be more volatile than bonds with smaller durations. For example, a bond with a duration of 5 is approximately 2 1/2 times more volatile to a change in the general level of interest rates than is a bond with a duration of 2. Although subject to constraints that can make it less than perfect, it can produce a useful measure of price sensitivity for an individual bond or for an entire portfolio of bonds. For example, the price of a bond with a duration of 5 should go down by 5% for each 1% increase in the general level of interest rates.

Pennant Management, Inc. (“Pennant” or “Money Manager”), the Fund’s Money Manager, intends to vary the quality, sector and maturity of the eligible securities selected for the Fund based upon the Money Manager’s analysis of financial market conditions and the outlook for the U.S. economy. The Money Manager’s view is that interest rates and spreads between bond market sectors are closely tied to the real economy and the supply/demand conditions in the credit markets. By monitoring these variables closely, the Money Manager will attempt to adjust duration and bond market sector weightings in order to exploit its convictions regarding the general level of interest rates and spreads between Fund eligible sectors of the bond market. The Money Manager attempts to identify areas of the bond market that are undervalued relative to the rest of the market by grouping bonds by duration and into sectors such as: money markets, U.S. Government agency securities, mortgages and asset-backed securities. Investment selections may be based on fundamental economic, market and other factors that may lead to variation by sector, maturity, quality and other criteria appropriate to meet the Fund’s objective. Once investment opportunities are identified, the Money Manager will shift assets among durations and sectors depending upon perceived supply and demand conditions, changes in relative valuations, credit spreads and upon historical yield or price relationships.

The Fund may also purchase both existing securities and securities on a when-issued basis. The purchase price and interest rate payable for all securities will be fixed on the date of purchase, and all purchases will be by regular settlement, that is delivery and payment will be made within the time frame the securities industry has established for the purchase of that type of security. The Fund may also purchase money market securities which are high quality, short-term debt securities that pay a fixed, variable or floating interest rate. Money market securities are often specifically structured so that they are eligible investments for a money market fund. The Fund may invest in certificates of deposit and other time deposits and savings accounts in a commercial or savings bank or savings association whose accounts are insured by the Federal Deposit Insurance Corporation (“FDIC Insured Institution”), including certificates of deposit and other time deposits issued by foreign branches of FDIC issued banks. Investments in certificates of deposit and other time deposits are limited to that face value equivalent to $100,000 FDIC insurance coverage.

Principal Investment Risks The Fund’s principal risks are discussed below. The value of your investment in the Fund will fluctuate, which means you could lose money. For additional information regarding the risks of investing in the Fund, please see the “Summary of Principal Risks” section.

Debt Securities Risk

Government Sponsored Enterprises (“GSE”) Risk

Liquidity Risk

Management Risk

Market Risk

Mortgage-related and Other Asset-backed Securities Risk

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the Fund.

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ACCESSOR LIMITED DURATION U.S. GOVERNMENT FUND DETAILS

Fund Performance The following bar chart and table illustrate the risks of investing in shares of the Fund by showing changes in the Fund’s performance from year to year. The table compares the average annual total returns of the Fund to the performance of a market index over time. All returns assume re-investment of dividends and distributions. As with all mutual funds, how the Fund has performed in the past (before and after taxes) is not an indication of how it will perform in the future. Forward Management, LLC (“Forward Management” or “Investment Advisor”) became the Fund’s investment advisor on September 1, 2008. The chart and table reflect results achieved by the previous investment advisor for the period prior to that date and the current Money Manager.

LIMITED DURATION U.S. GOVERNMENT FUND

(BAR CHART) 2005 2.00% 2006 4.36% 2007 6.22% 2008 4.22%	YEAR-TO-DATE 0.75% AS OF 03/31/09
BEST QUARTER 2.15% 03/31/08
WORST QUARTER -0.30% 06/30/08

AVERAGE ANNUAL TOTAL RETURNS

FOR THE PERIODS ENDED 12/31/08	INCEPTION DATE	1 YEAR	SINCE INCEPTION

Fund returns before taxes	07/06/04	4.22%	3.83%
Fund returns after taxes on distributions	07/06/04	2.91%	2.60%
Fund returns after taxes on distributions & sale of Fund shares	07/06/04	2.80%	2.55%
Barclays Capital 1-3 Year Government Bond Index [1]	N/A	6.66%	N/A

After-tax returns shown in the table are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans and individual retirement accounts.

[1]

The Barclays Capital 1-3 year Government Bond Index is a market value weighted index of U.S. Treasury and Agency Bonds with maturities between one and three years. Returns of the Index do not reflect any deduction for fees, expenses or taxes. Prior to November 1, 2008 this index was published by Lehman Brothers.

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ACCESSOR TOTAL RETURN FUND DETAILS

Investment Objective The Accessor Total Return Fund (the “Total Return Fund” or “Fund”) seeks to provide above-average total return (capital appreciation and income) when compared to the broad U.S. equity market. The investment objective of the Fund is not fundamental and may be changed without shareholder approval by the Board of Trustees of the Fund.

Principal Investment Strategies To achieve its objective the Fund invests primarily in equity securities of U.S. issuers, but may invest in any combination of U.S. or non-U.S. equity securities of all capitalization ranges and fixed income securities, including emerging market securities, that the Fund’s money manager, Pennant Management, Inc. (“Pennant” or the “Money Manager”), believes will help the Fund to achieve its investment objective. The Fund’s equity investments may include convertible securities and preferred stocks. The Fund may invest in fixed income securities of any maturity and of any type, including government, corporate and mortgage- or asset-backed securities, as well as below investment grade (high yield) securities. The Fund may also invest extensively in derivatives, such as futures, options and swaps, other pooled investment vehicles, such as exchange traded funds (ETFs), leveraged ETFs, and inverse ETFs, exchange traded notes (ETNs), may sell securities short against the box and may invest in real estate investment trusts (REITS). At times, the Fund’s portfolio may be highly non-diversified and focused in relatively few investments or sectors. Pennant may determine to invest up to 50% of the Fund’s assets in cash as part of a strategic allocation. This strategy is not limited to the Fund’s ability to take a temporary defensive position, and is included to allow flexibility in the Fund’s investment.

The Money Manager uses a combination of techniques and strategies to achieve the Fund’s investment objective, including “bottom up” and “top down” investment strategies.

Pennant’s bottom up investment strategy generally involves evaluation of possible investments based upon fundamental analysis techniques. Pennant may examine an issuer’s earnings, cash-flows, competitive position and management’s abilities with a view toward identifying companies with above average growth prospects, or review other financial metrics, such as price-to-sales, price-to-cash flow and/or price-to-earnings ratios relative to perceived expectations in an effort to identify securities that are undervalued relative to their perceived long-term potential. When applying a bottom up strategy to fixed income investments, Pennant generally looks for securities that it believes could benefit from an increase in value due to an upward revision in credit rating.

Pennant’s top down investment techniques generally involve fundamental analysis comparisons of the macro economic, financial and political environments in various markets, such as U.S. versus non-U.S. markets, and across various asset classes, such as fixed income versus equity and large-cap versus small-cap. Pennant’s top down approach also considers historical relationships between securities types and capitalization categories and seeks to identify anomalies. When anomalies occur, Pennant will attempt to take advantage of these perceived anomalies in order to achieve the Fund’s objective. Pennant uses additional investment techniques on a more opportunistic basis. For example, in addition to its fundamental analysis based strategies, Pennant also utilizes technical analysis and uses numerous momentum indicators, whether at a macro or specific security level to evaluate possible investment opportunities. These techniques are employed in an attempt to gauge the timing of a purchase or sale for the Fund. Alternatively, Pennant may look for specific event-based distortions in various markets. Pennant believes that periodically certain investments’ normal trading activity becomes dysfunctional due to a liquidity squeeze on that particular security or its constituent market. Often times, this situation is the direct result of another investor’s immediate need to liquidate a position or positions in order to remedy a liquidity situation in which it finds itself, and the Fund may seek to capitalize on this condition by providing liquidity at prices that are substantially below levels that would normally exist if there were no liquidity constraints.

Pennant may seek to protect a position or positions within the Fund’s portfolio through hedging techniques, such as writing covered calls, purchasing covered puts, or selling a security short, against an existing long position. Pennant generally uses these techniques in circumstances when it believes that a drop in the price of a position or positions could be capitalized more profitably by these techniques versus simply selling the position that has been hedged.

Principal Investment Risks The Fund’s share price will fluctuate. You could lose money on your investment in the Fund, just as you could with other investments. The principal risks of investing in the Fund are listed below. For additional information regarding the risks of investing in the Fund, please see the “Summary of Principal Risks” section.

Allocation Risk

Debt Securities Risk

Derivatives Risk

Equity Securities Risk

ETF Risk

ETN Risk

Foreign Securities Risk

Government Sponsored Enterprises (“GSE”) Risk

Liquidity Risk

Lower Rated Debt Securities Risk

Management Risk

Market Risk

Mortgage-related and Other Asset-backed Securities Risk

Non-Diversification Risk

Portfolio Turnover Risk

REITs Risk

Small to Mid Cap Company Risk

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ACCESSOR TOTAL RETURN FUND DETAILS

Fund Performance. The following bar chart and table illustrate the risks of investing in shares of the Fund by showing changes in the Fund’s performance from year to year. The Fund commenced operations on September 10, 2007. The table compares the average annual total returns of the Fund to the performance of a market index over time. All returns assume re-investment of dividends and distributions. As with all mutual funds, how the Fund has performed in the past (before and after taxes) is not an indication of how it will perform in the future. Forward Management became the Fund’s investment advisor on September 1, 2008. The chart and table reflect results achieved by the previous investment advisor for the period prior to that date and the current Money Manager.

TOTAL RETURN FUND

(BAR CHART) 2008 -44.13%
YEAR-TO-DATE -17.35% AS OF 03/31/09
BEST QUARTER -3.87% 06/30/08
WORST QUARTER -23.44% 12/31/08

AVERAGE ANNUAL TOTAL RETURNS

FOR THE PERIODS ENDED 12/31/08	INCEPTION DATE	1 YEAR	SINCE INCEPTION

Fund returns before taxes	09/10/07	-44.13%	-36.44%
Fund returns after taxes on distributions	09/10/07	-44.53%	-36.89%
Fund returns after taxes on distributions & sale of Fund shares	09/10/07	-28.63%	-30.81%
S&P 500 INDEX[1]	N/A	-37.00%	N/A

After-tax returns shown in the table are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans and individual retirement accounts.

[1]

The S&P 500 Index is an unmanaged index of 500 common stocks chosen to reflect the industries in the U.S. economy. Investors cannot invest in the index and the return of the Index does not reflect the deduction of any fees or other expenses.

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FUND EXPENSES

The following tables describe the fees and expenses that you may pay if you hold Shares of the Funds. The information in this section is intended to help you compare the cost of investing in the Funds with the costs of investing in other mutual funds. The tables reflect estimated expenses due to contractual adjustments to the level of fees paid to certain sub-advisors and service providers. Annual Fund operating expenses are paid out of Fund assets, so their effect is included in the share price. The Funds have no sales charge or Rule 12b-1 distribution fees and therefore these fees are not included in the tables.

	LIMITED DURATION U.S. GOVERNMENT FUND	TOTAL RETURN FUND

Shareholder Fees[1] (fees paid directly from your investment)	NONE

Management Fees[2]	0.41%	0.62%
Distribution and Service (12b-1) Fees	NONE	NONE
Other Expenses[3,4]	0.21%	0.24%
Acquired Fund Fees and Expenses[5]	N/A	0.28%
Total Annual Fund Operating Expenses[4]	0.62%	1.14%

[1] Shares of the Fund are expected to be sold primarily through financial intermediaries that may charge shareholders a fee. These fees are not included in the tables.
[2] “Management Fees” consist of the management fee paid to Forward Management and the fee paid to the Money Manager of the Fund.
[3] “Other Expenses” are based on the fees and expenses for the Fund.
[4] “Other Expenses” reflect an estimated 0.03% decrease in transfer agent fees and therefore “Total Annual Fund Operating Expenses” do not match the figures for the fiscal year ended December 31, 2008.
[5] “Acquired Fund Fees and Expenses” are based on the estimated fees and expenses for the current fiscal year.

EXPENSE EXAMPLE

The Example shows what an investor in a Fund could pay over time. The Example is intended to help you compare the cost of investing in the Funds with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in a Fund for the time periods indicated and then redeem all of your shares by wire at the end of those periods. The Example also assumes that your investment has a 5% rate of return each year and that the Fund’s operating expenses (reflecting applicable contractual expense reimbursement arrangements) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	ONE YEAR	THREE YEARS	FIVE YEARS	TEN YEARS
LIMITED DURATION U.S. GOVERNMENT	$ 63	$ 199	$ 346	$ 774
TOTAL RETURN	116	362	628	1,386

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CERTAIN ADDITIONAL INVESTMENT STRATEGIES AND RISKS

The Funds may invest in other types of securities and employ additional investment techniques that are not the primary approach of the Funds and therefore not described in this Prospectus. The additional security types, techniques and their accompanying risks are more fully described in the Funds’ Statement of Additional Information (“SAI”), which may be obtained free of charge by contacting the Fund.

Many factors affect each Fund’s performance. A Fund’s share price and yield changes daily based on changes in financial markets and interest rates and in response to other economic, political or financial developments. A Fund’s reaction to these developments will be affected by the financial condition, industry and economic sector, and geographic location of an issuer, and the Fund’s level of investment in the securities of that issuer. A Fund’s reaction to these developments will also be affected by the types, durations, and maturities of the securities in which the Fund invests. When you sell your shares of a Fund, they could be worth more or less than what you paid for them.

Defensive Positions; Cash Reserves Under adverse market conditions or to meet anticipated redemption requests, each Fund may not follow its principal investment strategy. Under such conditions, each Fund may invest without limit in money market securities, U.S. government obligations and short-term debt securities. This could have a negative effect on a Fund’s ability to achieve its investment objective. Regarding certain federal agency securities or government-sponsored entity securities (such as debt securities or mortgage-backed securities issued by Freddie Mac, Fannie Mae, Federal Home Loan Banks, and other government-sponsored entities), you should be aware that although the issuer may be chartered or sponsored by Acts of Congress, the issuer is not funded by Congressional appropriations, and its securities are neither guaranteed nor issued by the United States Treasury.

Portfolio Turnover Each Fund is actively managed. Frequent trading of portfolio securities will result in increased expenses for the Funds, may result in increased taxable distributions to shareholders, and may adversely affect the Fund’s performance.

Change of Objectives and Policies The Limited Duration U.S. Government Fund’s investment objective stated in the Fund’s Fund Details section is fundamental and may not be changed without shareholder approval. The investment objective of the Total Return Fund is not fundamental and may be changed without shareholder approval by the Board of Trustees (subject to 60 days advance notice to Fund shareholders).

Disclosure of Portfolio Holdings A description of the Funds’ specific policies and procedures with respect to the disclosure of portfolio holdings is available in the Funds’ Statement of Additional Information (“SAI”) which is available upon request by calling: (800) 759-3504 and on the Accessor Funds’ website by visiting www.accessor.com.

SECURITY TYPES OF THE LIMITED DURATION U.S. GOVERNMENT FUND

The Fund does not purchase any investments having a risk-based weighting in excess of 20% under the current risk-based capital regulations established by the FFIEC. The FFIEC is a formal interagency board empowered to prescribe uniform principals, standards, and report forms for the federal examination of financial institutions by the Board of Governors of the Federal Reserve System (FRB), the Federal Deposit Insurance Corporation (FDIC), the National Credit Union Administration (NCUA), the Office of the Comptroller of the Currency (OCC) and the Office of Thrift Supervision (OTS) and, to make recommendations to promote uniformity in the supervision of financial institutions.

Asset-Backed Securities Asset-backed securities are securities backed by notes or receivables, against assets other than real estate.

Certificates of Deposit The Fund may invest in certificates of deposit and other time deposits and savings accounts in a commercial or savings bank or savings association whose accounts are insured by the Federal Deposit Insurance Corporation (“FDIC Insured Institution”) or the Federal Savings and Loan Insurance Corporation (“FSLIC”), including certificates of deposit and other time deposits issued by foreign branches of FDIC issued banks. Investments in certificates of deposit and other time deposits are limited to that face value equivalent to $100,000 FDIC insurance coverage.

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CERTAIN ADDITIONAL INVESTMENT STRATEGIES AND RISKS

Debt Securities Debt securities are used by issuers to borrow money. The issuer usually pays a fixed, variable or floating rate of interest, and must repay the amount borrowed at the maturity of the security. Some debt securities, such as zero coupon bonds, do not pay current interest but are sold at a discount from their face values. Debt securities include government securities and mortgage and other asset-backed securities.

Government Securities Government securities are securities issued or guaranteed by the U.S. Treasury or by an agency or instrumentality of the U.S. Government. U.S. Government securities may be backed by the full faith and credit of the U.S. Treasury, the right to borrow from the U.S. Treasury, or the agency or instrumentality issuing or guaranteeing the security. These securities are normally considered to be of the highest quality. U.S. Government Agencies, or its instrumentalities are also collectively referred to as Government Sponsored Entities (GSEs). All GSE debt is sponsored but not necessarily guaranteed by the federal government. For instance, government agencies such as Government National Mortgage Association (Ginnie Mae) are divisions of the government whose securities are backed by the full faith and credit of the United States. Certain GSEs also carry the same full faith and credit guarantee that is a characteristic of a U. S. Treasury Note. An example of a security with this identical full faith and credit guarantee would be a pooled interest certificate of the U. S. Small Business Administration (“SBA”). Other debt issuers like the Federal Land Bank or Federal Farm Credit Bank carry an implicit guarantee in that there is no explicit obligation on the part of the U. S. Government to make good on obligations of these GSEs. The Fund may invest in all such GSEs. Some GSEs’ income is exempt from state income tax for certain types of investors. For example, obligations of the Federal Land Bank are exempt from state and local taxation in many states, while issues of the Federal National Mortgage Association are not so tax exempt. Under existing law, GSEs are exempt from registration requirements as promulgated by the U.S. Securities and Exchange Commission (“SEC”).

Mortgage-Related Securities Mortgage-related securities are interests in pools of mortgages. Payment of principal or interest generally depends on the cash flows generated by the underlying mortgages. Mortgage securities may be U.S. Government securities or issued by a bank or other financial institution.

Repurchase Agreements The Fund may enter into repurchase agreements, in which the Fund purchases securities from a bank or broker-dealer that then agrees to repurchase the securities at the Fund’s cost plus interest within a specified time. If the party agreeing to repurchase should default, the Fund will seek to sell the securities which it holds. This could involve procedural costs or delays in addition to a loss on the securities if their value should fall below their repurchase price. Repurchase agreements will not be entered into unless their repurchase maturity occurs within seven days or less and, the securities subject to repurchase are composed of only securities that could otherwise be owned by the Fund if not subject to a repurchase agreement.

SECURITY TYPES OF THE TOTAL RETURN FUND

Asset-Backed Securities Asset-backed securities are securities backed by notes or receivables, against assets other than real estate.

Debt Securities are used by issuers to borrow money. The issuer usually pays a fixed, variable or floating rate of interest, and must repay the amount borrowed at the maturity of the security. Some debt securities, such as zero coupon bonds, do not pay current interest but are sold at a discount from their face values. Debt securities include corporate bonds (including convertible bonds), government securities, and mortgage and other asset-backed securities.

Equity Securities such as common stock and preferred stock, represent an ownership interest, or the right to acquire an ownership interest, in an issuer. Different types of equity securities provide different voting and dividend rights and priority in the event of the bankruptcy of the issuer. Certain types of equity securities, such as warrants, are sometimes attached to or acquired in connection with debt securities. Preferred stocks pay dividends at a specified rate and have precedence over common stock as to the payment of dividends. Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund’s securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

Exchange Traded Funds (“ETFs”) are funds whose shares are traded on a national exchange or the National Association of Securities Dealers’ Automatic Quotation System (Nasdaq). ETFs may be based on underlying equity or fixed income securities, as well as commodities or currencies. ETFs do not sell individual shares directly to investors and only issue their shares in large blocks known as “creation units.” The investor purchasing a creation unit then sells the individual shares on a secondary market. Therefore, the liquidity of ETFs depends on the adequacy of the secondary market. Although similar diversification benefits may be achieved through an investment in another investment company, ETFs generally offer greater liquidity and lower expenses. Because an ETF incurs its own fees and expenses, Fund shareholders will indirectly bear those costs. The Fund will also incur brokerage commissions and related charges when purchasing or selling shares of an ETF. Unlike typical investment company

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CERTAIN ADDITIONAL INVESTMENT STRATEGIES AND RISKS

shares, which are valued once daily, shares in an ETF may be purchased or sold on a securities exchange throughout the trading day at market prices that are generally close to the net asset value of the ETF. Because ETFs are investment companies, investment by a mutual fund in such funds, absent exemptive relief, would be limited under applicable federal statutory provisions. Those provisions restrict a mutual fund’s investment in the shares of another investment company to not more than 5% of its assets (and not more than 3% of the securities of any other investment company) and limit aggregate investments by a mutual fund in all investment companies to 10% of the mutual fund’s assets. The Fund may invest in excess of those statutory limits in specific ETFs in reliance on an exemptive order issued to that specific ETF, provided that certain conditions are met. The Money Manager intends to meet the conditions necessary to maintain the exemptive relief. ETFs are generally mutual funds, index funds or trusts that are listed on an exchange and can be traded intraday. Investors can buy or sell shares in the collective performance of an entire stock or bond portfolio as a single security. Exchange traded funds add the flexibility, ease and liquidity of stock trading to the benefits of traditional index fund investing. ETFs are designed to generally track an equity or bond index, commodity or currency.

Exchange Traded Notes (ETNs) senior, unsecured, unsubordinated debt securities issued by a financial institution, listed on an exchange and traded in the secondary market. They are designed to provide investors with a way to access the returns of market benchmarks. ETNs are not equities or index funds, but they do share several characteristics. For example, like equities, they trade on an exchange and can be shorted. Like an index fund they are linked to the return of a benchmark index.

High-Yield Corporate Debt Securities High-yield corporate debt securities are often issued as a result of corporate restructurings - such as leveraged buyouts, mergers, acquisitions, or other similar events. They also may be issued by less creditworthy or by highly leveraged companies, which are generally less able than more financially stable firms to make scheduled payments of interest and principal. These types of securities, also known as “junk bonds”, are considered speculative by the major rating agencies and rated lower than BBB by S&P or lower than Baa by Moody’s.

Holding Company Depositary Receipts (HOLDRs) are securities that represent ownership in the common stock or American Depositary Receipts (ADRs) of specified companies in a particular industry, sector or group. Both ETFs and HOLDRS represent a diversified group of securities in a single investment that is highly transparent, liquid and tax efficient.

Investment Companies (including ETFs and HOLDRS) Corporations, trusts, or partnerships that invest pooled shareholder dollars in securities appropriate to the organization’s objective. Mutual funds, closed-end funds, and unit investment trusts are the three types of investment companies.

Money Market Securities Money Market Securities are high-quality, short-term debt securities that pay a fixed, variable or floating interest rate. Securities are often specifically structured so that they are eligible investments for a money market fund. For example, in order to satisfy the maturity restrictions for a money market fund, some money market securities have demand or put features which have the effect of shortening the security’s maturity.

Mortgage-Related Securities Mortgage-related securities are interests in pools of mortgages. Payment of principal or interest generally depends on the cash flows generated by the underlying mortgages. Mortgage securities may be U.S. Government securities or issued by a bank or other financial institution.

Options, Futures, Swaps and Other Derivatives The Fund may use techniques such as buying and selling options or futures contracts in an attempt to change the Fund’s exposure to security prices, currency values, or other factors that affect the value of the Fund’s portfolios.

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CERTAIN ADDITIONAL INVESTMENT STRATEGIES AND RISKS

Repurchase Agreements The Fund may enter into repurchase agreements, in which the Fund purchases securities from a bank or broker-dealer that then agrees to repurchase the securities at the Fund’s cost plus interest within a specified time. If the party agreeing to repurchase should default, the Fund will seek to sell the securities which it holds. This could involve procedural costs or delays in addition to a loss on the securities if their value should fall below their repurchase price. Repurchase agreements will not be entered into unless their repurchase maturity occurs within seven days or less and, the securities subject to repurchase are composed of only securities that could otherwise be owned by the Fund if not subject to a repurchase agreement.

U.S. Small Business Administration (“SBA”) Stripped Securities Stripped securities or zero-coupon securities are securities whose interest and principal components are detached and sold separately. They may be issued by the U.S. Government or by private issuers such as banks and other institutions at a discount of their face value. Zero-coupon securities pay no interest and investors holding zero-coupon securities would receive the difference between the purchase price and the amount received at maturity. Because zero-coupon securities pay no interest, they may experience greater volatility in market value than interest-bearing securities when interest rates rise. U.S. Treasury zero-coupon securities are issued directly through Separate Trading of Registered Interest and Principal Securities (“STRIPS”), a book-entry system operated by the Federal Reserve permitting separate trading and ownership of the principal and coupon (interest) portions of selected Treasury securities.

SUMMARY OF PRINCIPAL RISKS

There are inherent risks associated with each Fund’s principal investment strategies. The factors that are most likely to have a material effect on a particular Fund’s investment portfolio as a whole are called “principal risks.” The principal risks of each Fund are identified under the “Fund Details” section of the prospectus and are described below. Each Fund may be subject to additional risks other than those described because the types of investment made by a Fund may change over time. For additional information regarding risks of investing in the Funds, please see the SAI.

Allocation Risk Each Fund’s investment performance depends upon how its assets are allocated and reallocated among particular asset classes. A principal risk of investing in each Fund is that the Money Manager will make less than optimal or poor asset allocation decisions. The Fund could miss attractive investment opportunities by underweighting markets that subsequently experience significant returns and could lose value by overweighting markets that subsequently experience significant declines. You could lose money on your investment in a Fund as a result of these allocation decisions.

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CERTAIN ADDITIONAL INVESTMENT STRATEGIES AND RISKS

Debt Securities Risk The value of debt securities may fall when interest rates rise. Debt securities with longer maturities tend to be more sensitive to changes in interest rates, usually making them more volatile then debt securities with shorter maturities. In addition, debt securities, such as bonds, involve credit risk which is the risk that the issuer may be unable to make timely interest payments and repay the principal upon maturity. Debt securities are also subject to interest rate risk which is the risk that the value of the security may fall when interest rates rise.

Derivatives Risk Derivatives are securities whose value is based upon the value of another security or index. Certain Funds may use futures, options, swaps and other derivative instruments to hedge or protect the Fund from adverse movements in underlying securities prices and interest rates or as an investment strategy to help attain the Fund’s investment objective. A Fund may also use a variety of currency hedging techniques, including foreign currency contracts, to attempt to hedge exchange rate risk or to gain exposure to a particular currency. A Fund’s use of derivative instruments involves risks different from, and possibly greater than, the risks associated with investing directly in securities and other more traditional investments. A Fund’s use of derivatives could reduce returns, may not be liquid, and may not correlate precisely to the underlying securities or index. Derivatives are subject to market risk, which could be significant for those derivatives that have a leveraging effect that could increase the volatility of the Fund and may reduce a Fund’s returns. Derivatives are also subject to credit risks related to the counterparty’s ability to perform, and any deterioration in the counterparty’s creditworthiness could adversely affect the instrument. A risk of using derivatives is that the Money Manager might imperfectly judge the market’s direction, which could render a hedging strategy ineffective or have an adverse effect on the value of the derivative. The SAI provides a more detailed description of the types of derivative instruments in which the Funds may invest and their associated risks.

Equity Securities Risk Equity securities include common, preferred and convertible preferred stocks and securities with values that are tied to the price of stocks, such as rights, warrants and convertible debt securities. Common and preferred stocks represent equity ownership in a company. Stock markets are volatile. The price of equity securities will fluctuate and can decline and reduce the value of an investment in equities. The price of equity securities fluctuates based on changes in a company’s financial condition and overall market and economic conditions. The value of equity securities purchased by a Fund could decline if the financial condition of the companies decline or if overall market and economic conditions deteriorate. Even investments in high quality or “blue chip” equity securities or securities of established companies with large market capitalizations (which generally have strong financial characteristics) can be negatively impacted by poor overall market and economic conditions. Companies with large market capitalizations may also have less growth potential than smaller companies and may be able to react less quickly to changes in the marketplace. Convertible securities, like fixed-income securities, tend to increase in value when interest rates decline and decrease in value when interest rates increase. Convertible securities with longer maturities tend to be more sensitive in changes to interest rates and more volatile than convertible securities with shorter maturities.

ETF Risk A Fund that invests in ETFs will be subject to substantially the same risks as those associated with the direct ownership of the securities or other property held by the ETFs. The value of the Fund’s investment will fluctuate in response to the performance of the ETFs owned by the Fund. In addition to brokerage costs associated with a Fund’s purchase and sale of shares of ETFs, the Fund’s shareholders will indirectly bear a proportionate share of the ETF’s operating expenses, in addition to paying the Fund’s expenses. The market value of an ETF share may differ from its NAV and there may be times when an ETF share trades at a premium or discount to its NAV.

ETN Risk The value of an ETN may be influenced by time to maturity, level of supply and demand for the ETN, volatility and lack of liquidity in the underlying market, changes in applicable interest rates, and changes in the issuer’s credit rating. A Fund that invests in ETNs will bear its proportionate share of any fees and expenses associated with investment in such securities, which will reduce the amount of return on investment at maturity or redemption. There may be restrictions on the Fund’s right to redeem its investment in an ETN meant to be held to maturity. There are no periodic interest payments for ETNs and principal is not protected. It may be difficult for a Fund to sell its ETN holdings due to limited availability of a secondary market.

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CERTAIN ADDITIONAL INVESTMENT STRATEGIES AND RISKS

Foreign Securities Risk Investments in the securities of non-U.S. issuers are subject to all the risks of investing in the market of such issuers, including market fluctuations, caused by economic and political developments. As a result of investing in foreign securities, the Fund may be subject to increased risk of loss caused by any of the factors listed below:

Unstable political, social and economic conditions;

Lower levels of liquidity and market efficiency;

Greater securities price volatility;

Currency exchange rate fluctuations, exchange control and restrictions or prohibitions on the repatriation of foreign currencies;

Less availability of adequate or accurate public information about issuers;

Limitations on foreign ownership of securities;

Imposition of withholding or other taxes;

Imposition of restrictions on the expatriation of the funds or other assets of the Fund

Higher transaction and custody costs and delays in settlement procedures;

Difficulties in enforcing contractual obligations;

Lower levels of regulation of the securities market;

Weaker accounting, disclosure and reporting requirements;

Legal principles relating to corporate governance, directors; fiduciary duties and liabilities and stockholders’ rights in markets in which the Fund invests may not be as extensive as those that apply in the United States.

Government Sponsored Enterprises (“GSE”) Risk Certain GSEs (such as Freddie Mac, Fannie Mae, and FHLB) although sponsored or chartered by the U.S. Government are not funded by the U.S. Government and the securities they issue are not guaranteed by the U.S Government. GSE debt is generally considered to be of high credit quality due to the implied backing of the U.S. Government, but ultimately it is the sole obligation of its issuer. For that reason, GSEs are considered to carry somewhat greater credit risk than securities issued by the U.S. Treasury or government agencies that carry the full faith and credit of the U.S. Government.

Liquidity Risk Liquidity risk is financial risk due to uncertain liquidity. An institution might lose liquidity if its credit rating falls, it experiences sudden unexpected cash outflows, or some other event causes counterparties to avoid trading with or lending to the institution. A firm is also exposed to liquidity risk if markets on which it depends are subject to loss of liquidity. Derivative based securities and privately issued mortgage-related securities and other asset-backed securities, which do not have a government or government-sponsored guarantee, that are subject to substantial market and credit risk may have greater liquidity risk. Less liquid securities may trade infrequently, trade at a smaller volume and be quite volatile. This means that they may be harder to purchase or sell at a fair price or quickly enough to prevent or minimize loss.

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Lower Rated Debt Securities Risk Debt securities rated lower than BBB by S&P or lower than Baa by Moody’s are commonly referred to as “junk bonds.” Junk bonds involve greater risks of default or downgrade and are more volatile than investment grade securities. Junk bonds involve greater risk of price declines than investment grade securities due to actual or perceived changes in an issuer’s creditworthiness. In addition, issuers of junk bonds may be more susceptible than other issuers to economic downturns. Junk bonds are subject to the risk that the issuer may not be able to pay interest or dividends and ultimately to repay principal upon maturity. Discontinuation of these payments could substantially adversely affect the market value of the security.

Credit quality in the high yield bond market can change suddenly and unexpectedly, and even recently issued credit ratings may not fully reflect the actual risks of a particular high yield bond. The Fund’s Money Manager will not rely solely on ratings issued by established credit rating agencies, but will utilize these ratings in conjunction with its own independent and ongoing credit analysis. For a description of ratings and a more detailed description of lower-rated debt securities, see the SAI.

Management Risk The strategy that the Money Manager uses may fail to produce the intended result or the Money Manager’s judgment about the attractiveness of a particular sector or security may prove to be incorrect.

Market Risk Securities markets are volatile and can decline significantly in response to issuer, political, market and economic developments. Historically, markets have moved in cycles, and the value of the Fund’s securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is a principal risk of investing in the Fund.

Mortgage-related and Other Asset-backed Securities Risk A mortgage-backed security, which represents an interest in a pool of assets such as mortgage loans, will mature when all the mortgages in the pool mature or are prepaid. Therefore, mortgage-backed securities do not have a fixed maturity, and their expected maturities may vary when interest rates rise or fall.

Rising interest rates tend to extend the duration of mortgage-related securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, a Fund that holds mortgage-backed securities may exhibit additional volatility. This is known as extension risk. In addition, mortgage-backed securities are subject to prepayment risk. When interest rates decline, borrowers may pay off their mortgages sooner than expected. This can reduce the returns of the Fund because the Fund will have to reinvest that money at the lower prevailing interest rates.

A Fund’s investments in asset-backed securities are subject to risks similar to those associated with mortgage-related securities, as well as additional risks associated with the nature of the assets and the servicing of those assets. Asset-backed securities present credit risks that are not presented by mortgage-backed securities. This is because asset-backed securities generally do not have the benefit of a security interest in collateral that is comparable in quality to mortgage assets. If the issuer of an asset-backed security defaults on its payment obligations, there is the possibility that, in some cases, a Fund will be unable to possess and sell the underlying collateral and that a Fund’s recoveries on repossessed collateral may not be available to support payments on the security. In the event of a default, a Fund may suffer a loss if it cannot sell collateral quickly and receive the amount it is owed.

Non-Diversification Risk A Fund that is classified as a non-diversified fund under the 1940 Act may invest a larger percentage of its assets in the securities of a smaller number of issuers than a “diversified” fund. The investment of a large percentage of a Fund’s assets in the securities of a small number of issuers causes greater exposure to each of those issuers than for a more diversified fund and may cause the Fund’s share price to fluctuate more than that of a diversified fund.

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SECURITIES & RISKS

Portfolio Turnover Risk A Fund that engages in frequent and active trading of portfolio securities to achieve its investment objective is subject to a high portfolio turnover risk. A high portfolio turnover rate (100% or more) generally involves correspondingly greater expenses, including brokerage commissions and other transactional costs, which may have an adverse impact on performance. The portfolio turnover rate will vary from year to year.

The Total Return Fund uses short-term trading as an integral part of its investment strategy and engages in frequent trading of portfolio securities to manage its investment exposure and weightings of portfolio securities. As a result, the Fund’s portfolio turnover rate is expected to significantly exceed 100%, which will result in increased expenses for the Fund, increased taxable distributions to shareholders, and may adversely affect the Fund’s performance. The transitioning of the Fund’s Money Manager combined with extremely volatile markets during late 2007 and continuing into 2008 resulted in a significant increase in the portfolio turnover rate for the fiscal year ended December 31, 2008. Consistent with its investment strategy, the Money Manager expects to continue to have significant portfolio turnover, which may exceed 1000%, during 2009.

REITs Risk Real estate investment trusts or “REITs” are issuers that invest in interests in real estate, including mortgages. Investing in REITS may subject a Fund to risks similar to those associated with the direct ownership of real estate, including fluctuations in the value of underlying properties and defaults by borrowers or tenants.

REITs may not be diversified and are subject to heavy cash flow dependency, risks of default by borrowers, and self-liquidation. REITs are also subject to the possibilities of failing to qualify for tax-free pass through of income under the Internal Revenue Code of 1986, as amended (the “Code”), and failing to maintain their exemptions from registration under the Investment Company Act of 1940, as amended (the “1940 Act”). REITs may have limited financial resources, trade less frequently and in a limited volume, and be subject to more abrupt or erratic price movements than more widely held securities.

Small to Mid Cap Company Risk The smaller capitalization companies in which the Fund invests may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, small companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small cap stocks may be more volatile than those of larger companies. Small cap stocks may be traded over the counter or listed on an exchange.

As with any mutual fund, you could lose money on your investment in the Fund. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

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MANAGEMENT, ORGANIZATION AND CAPITAL STRUCTURE

On the following pages is information on Forward Management and each Fund’s Money Manager and a description of how Forward Management and the Money Manager is compensated for the services it provides.

A detailed discussion regarding factors considered and the basis of the Board of Trustees’ approval of the Funds’ investment advisory contracts is contained in the Funds’ Annual Report to shareholders for the fiscal year ended December 31, 2008.

Each Fund paid the following management fees in fiscal year 2008 (reflected as a percentage of average net assets) to the Fund’s investment advisor and/or the Fund’s Money Manager.

FUND	TOTAL ANNUAL MANAGEMENT FEES (as a percentage of daily net assets) FOR FISCAL YEAR 2008	ANNUAL MANAGEMENT FEE TO INVESTMENT ADVISOR* (as a percentage of daily net assets) FOR FISCAL YEAR 2008	ANNUAL FEE TO MONEY MANAGER (as a percentage of daily net assets) FOR FISCAL YEAR 2008

Limited Duration U.S. Government	0.41%	0.12%	0.29%
Total Return	0.62%	0.12%	0.50%

* Forward Management became the Funds’ investment advisor on September 1, 2008. Payments of management fees prior to that date were made to the Funds’ previous investment advisor, Accessor Capital Management L.P.

Manager Forward Management, LLC, 433 California Street, 11th Floor, San Francisco, CA 94104

Each Fund is a portfolio of Forward Funds, a Delaware statutory trust (the “Trust”). Forward Management, LLC (“Forward Management” or the “Investment Advisor” or the “Manager”) has served as the investment advisor to the Fund since September 1, 2008. Forward Management has the authority to manage the Fund in accordance with the investment objective, policies and restrictions of the Fund and subject to general supervision of the Trust’s Board of Trustees. Forward Management also has the authority to engage the services of different Money Managers with the approval of the Trustees of each of the Funds and each Fund’s shareholders. Forward Management also provides the Funds with ongoing management supervision and policy direction. Forward Management was founded in 1997.

The SAI provides additional information about the compensation of each of the portfolio managers, other accounts managed, and ownership of securities in the Fund.

Forward Management and the Accessor Funds have received an exemptive order from the Securities and Exchange Commission (“SEC”) that permits Forward Management, subject to the approval of the Board of Trustees, to hire and terminate non-affiliated sub-advisors or to materially amend existing sub-advisory agreements with non-affiliated sub-advisors for the Funds without shareholder approval. Pursuant to such exemptive relief, shareholders of the affected Fund will be notified of the hiring of a sub-advisor or sub-advisor changes within 90 days after the effective date of such change.

The Funds pay Forward Management an annual management fee for providing management and administration services in the amount of 0.12% of the Funds’ average daily net assets. The Funds will pay an annual Investment Advisory Fee to the Money Manager as more fully described under “Money Manager” below.

Distributor SEI Investments Distribution Company (“Distributor”), One Freedom Valley Drive, Oaks, Pennsylvania 19456.

Money Manager Pennant Management, Inc., 11270 West Park Place, Suite 1025, Milwaukee, 53224

Pennant Management was formed in 1992 and has approximately $3.9 billion in assets under management as of December 31, 2008.

LIMITED DURATION U.S. GOVERNMENT FUND

The Money Manager uses a team approach to the management of the Fund. John I. Culhane, CFA, Senior Vice President and James Habanek, CFA, Senior Vice President, are primarily responsible for the day-to-day management of the Fund. Mr. Culhane has been primarily responsible since July 4, 2004 and Mr. Habanek since June 2, 2008. Pennant Management’s Investment Committee has primary responsibility for setting the broad investment strategy and for overseeing the ongoing management of all client portfolios. The team members have all held their present titles since joining Pennant Management. Mr. Culhane has been a portfolio manager with Pennant Management since 2002. Prior to joining Pennant Management, Mr. Culhane was the Chief Investment Officer at GreatBanc Trust Company since 1989. Mr. Habanek has been a portfolio manager with Pennant Management since June 2, 2008. Prior to joining Pennant Management, he was Vice President, Capital Markets Group at Ziegler Companies, Inc. from March 2006 through November 2007 and Vice President Capital Markets Group at CIB Marine Bankshares, Inc. from August 1999 through January 2006.

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MANAGEMENT, ORGANIZATION AND CAPITAL STRUCTURE

The Statement of Additional Information provides additional information about each of the portfolio manager’s compensation, other accounts managed, and ownership of securities in the Fund.

The Fund pays an annual Investment Advisory Fee to the Money Manager based upon a percentage of the average daily net assets of the Fund, as follows:

0.35% on the first $25 million of assets under management; plus, 0.25% on the next $75 million of assets under management, plus, 0.20% on all assets above $100 million

The Money Manager may, from time to time, find it appropriate to waive all or part of its investment advisory fee, if it deems it to be in the best interest of the Fund and its shareholders.

TOTAL RETURN FUND

The Money Manager uses a team approach to the management of the Fund. This team is led by Chris J. Weber, Vice President. Mr. Weber and Mr. James Habaneck, CFA, Senior Vice President, are jointly and primarily responsible for the day-to-day management of the Fund. Mr. Weber has been a trader and portfolio manager with Pennant Management since July, 2004. Prior to joining Pennant Management, Mr. Weber was a trader for the Smith Barney unit of Citigroup Global Markets from January, 1994, through June, 2004. Mr. Habaneck has been a portfolio manager with Pennant Management since June 2, 2008. Prior to joining Pennant Management, he was Vice President at Capital Markets Group at Ziegler Companies, Inc. from March 2006 to November 2007, and Vice President at CIB Marine Bankshares, Inc. from August 1999 through January 2006.

The Statement of Additional Information provides additional information about each of the portfolio manager’s compensation, other accounts managed, and ownership of securities in the Fund.

The Fund pays an annual Investment Advisory Fee to the Money Manager based upon a percentage of the average daily net assets of the Fund of 0.50%.

The Money Manager may, from time to time, find it appropriate to waive all or part of its investment advisory fee if it deems it to be in the best interest of the Fund and its shareholders.

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PURCHASING FUND SHARES

TRANSFER AGENT

The Transfer Agent for each of the Funds is ALPS Fund Services, Inc. (the “Transfer Agent”). Mail can be directed to the Transfer Agent at:

Accessor Funds P.O. Box 1345 Denver, CO 80201

WHERE TO PURCHASE

Financial Intermediaries Shares of the Funds may be purchased through financial intermediaries, such as banks, broker-dealers, registered investment advisors and providers of fund supermarkets. In certain cases in which a written procedural agreement exists between a Fund and a financial intermediary, a Fund will be deemed to have received a purchase or redemption when it is received by the financial intermediary. The order will be priced at the next calculated NAV after receipt of the order. Financial intermediaries are responsible for transmitting accepted orders of the Funds within the time period agreed upon by them. You should contact your financial intermediary to learn whether it is authorized to accept orders for the Funds. These financial intermediaries may also charge transaction, administrative or other fees to shareholders, and may impose other limitations on buying, selling or transferring shares, which are not described in this Prospectus. Some features of the Fund Shares, such as investment minimums and certain trading restrictions, may be modified or waived by financial intermediaries. Shareholders should contact their financial intermediary for information on fees and restrictions.

Direct Investors may purchase Shares of the Funds directly from the Transfer Agent for no sales charge or commission.

“Street Name” Accounts If your shares are held in a “street name” account at an investment dealer, that dealer (and not Accessor Funds or the Transfer Agent) will perform all recordkeeping, transaction processing and distribution payments. Because Accessor Funds will have no record of your transactions, you should contact your investment dealer to purchase, redeem or exchange shares, to make changes to your account, or to obtain account information. You will not be able to utilize a number of shareholder features directly with Accessor Funds. The transfer of shares in a “street name” account to an account with another investment dealer or to an account directly with Accessor Funds involves special procedures and you will be required to obtain historical information about your shares prior to the transfer. Before establishing a “street name” account with an investment dealer, you should determine whether that dealer allows re-investment of distributions in “street name” accounts.

HOW TO PURCHASE

Shares of the Funds may not be purchased on days when the NYSE is closed for trading: currently, New Year’s Day, Martin Luther King, Jr. Day, Presidents Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

Not all classes of all Accessor Funds may be offered in your state of residence. Contact your financial intermediary or the Transfer Agent to ensure that the Fund you want to purchase is offered in your state of residence.

Normally your financial intermediary will send your purchase requests to the Transfer Agent. Purchase orders are accepted on each business day that the New York Stock Exchange (“NYSE”) is open and must be received in good order. Requests received “in good order” must include:

account name, account number, dollar or share amount of transaction, fund(s), allocation of investment, class of shares, and signature of authorized signer. In accordance with the USA PATRIOT ACT, if you fail to provide all of the required information requested in the current account application, your purchase order will not be processed.

The Transfer Agent, on behalf of Accessor Funds and the Distributor, is required by law to obtain certain personal information from you or persons acting on your behalf in order to verify your or such person’s identity. If you do not provide the information, the Transfer Agent may not be able to open your account. If the Transfer Agent is unable to verify your identity or that of another person(s) authorized to act on your behalf, or if it believes it has identified potential criminal activity, Accessor Funds and the Distributor reserve the right to close your account or take any other action they deem reasonable or required by law.

The order will be priced at the next calculated offering price, which is the NAV by the Transfer Agent. In certain cases, a Fund will be deemed to have received a purchase or redemption when it is received by the financial intermediary. Financial intermediaries are responsible for transmitting accepted orders of the Funds within the time period agreed upon by them. You should contact your financial intermediary to learn whether it is authorized to accept orders for the Funds.

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PURCHASING FUND SHARES

Requests must be received prior to the close of the NYSE, normally 4:00 p.m. Eastern Time. The Funds may restrict or close an account when necessary or appropriate to comply with anti-money laundering laws. All purchases must be made in U.S. Dollars. Purchases may be made in any of the following ways:

By Check Checks made payable to “Accessor Funds” and drawn on a U.S. bank should be mailed with the completed application or with the account number and name of Fund noted on the check to:

Accessor Funds
P.O. Box 1345
Denver, CO 80201

Neither initial nor subsequent investments should be made by third party check. At least one name on the account on which the check is drawn must match the registration of your account at Accessor Funds. If you pay with a check that does not clear or if your payment is not timely received, your purchase will be canceled. You will be responsible for any losses or expenses incurred by each Fund or the Transfer Agent, and the Fund can redeem shares you own in this or another identically registered Accessor Fund account as reimbursement. Each Fund and its agents have the right to reject or cancel any purchase, exchange, or redemption due to nonpayment.

By Federal Funds Wire Wire instructions can be obtained from the Transfer Agent at (800) 759-3504 and must be accompanied or preceded by a trade sheet.

By Automatic Investment Plan Shareholders may establish an Automatic Investment Plan (AIP) whereby investments in any of the Accessor Funds are made automatically on monthly basis. The minimum initial investment amount is $500 and minimum subsequent investments are $50 per Fund. Sums for investment will be automatically withdrawn from your checking or savings account on the day you specify. If you do not specify a day, the transaction will occur on the 20th of each month or the next Business Day if the 20th is not a Business Day. Please call the Accessor Funds at (800) 759-3504 if you would like more information.

By Purchases In Kind Under some circumstances, the Funds may accept securities as payment for Fund Shares. Such securities would be valued the same way the Funds’ securities are valued (see “Valuation of Securities”). Please see “Additional Purchase and Redemption Information” in the SAI for further information.

IRA/SIMPLE IRA/ROTH IRA/COVERDELL EDUCATION SAVINGS ACCOUNT PLANS

Investors may purchase Fund shares through an Individual, SIMPLE, Roth or Educational Retirement Custodial Account Plan. Copies of an IRA, Roth IRA or Educational IRA Plan may be obtained from the Transfer Agent by calling (800) 759-3504.

INVESTMENT MINIMUMS

The minimum initial investment in either of the Funds is $100,000; provided, however that the Distributor and/or each Fund reserve the right to accept a lesser initial investment at their sole and absolute discretion. Subsequent investments for a fund must be $100 or more. See SAI for more information.

SHARE PRICING

Investors purchase shares of a Fund at its net asset value (“NAV”). The NAV for each Fund is calculated by adding the value of Fund’s assets attributable to Fund shares, subtracting Fund liabilities, and dividing by the number of outstanding shares. The NAV is calculated each day that the NYSE is open for business. The Funds generally calculate their NAV at the close of regular trading on the NYSE, generally 4:00 p.m. Eastern Time. If the markets close early, the Funds may close early and may value their shares at earlier times under these circumstances. Shares are purchased at the offering price that is next calculated after purchase requests are received by the Funds in good order. The NAV may be published daily in the business section of many major newspapers. If you have access to the Internet, you also can check the NAV on the Accessor Funds’ website (www.accessor.com). For related information, see “Valuation of Securities” section.

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PURCHASING FUND SHARES

ACCESSOR INTERNET WEBSITE

You can obtain information about the Accessor Funds on the Accessor Funds’ website at www.accessor.com. Additionally, your financial intermediary may arrange for you to view your account information over the Internet with a password protected login. If your Accessor Funds shares are held through a third-party fiduciary or in an omnibus registration at a bank or brokerage firm this service may not be available. To obtain account information online, you must first obtain a user I.D. and password. Contact your financial intermediary for more information. At times, the website may be inaccessible or its account viewing features may be unavailable.

POLICIES CONCERNING FREQUENT PURCHASES AND REDEMPTIONS

The Funds do not accommodate frequent purchases and redemptions of Fund shares. Short-term or excessive trading may interfere with the efficient management of a Fund, increase transaction costs and taxes and may harm a Fund’s performance. The Board of Trustees has adopted policies and procedures with respect to frequent purchases and redemptions of fund shares.

The Funds attempt to discover and discourage frequent trading in several ways. These methods include trade activity monitoring and fair value pricing. Although these methods are designed to discourage frequent trading, there can be no guarantee that the Funds will be able to identify and restrict investors that engage in such activities. These methods are inherently subjective and involve judgment in their application. The Funds and their service providers seek to make these judgments and apply these methods uniformly and in a manner that they believe is consistent with the interests of the Funds’ long-term shareholders. The Funds may amend these policies and procedures in the future to enhance the effectiveness of the program or in response to changes in regulatory requirements.

The Funds monitor trading activity with respect to the purchase, sale and exchange of Fund shares. Trading activity is evaluated to determine whether such activity is indicative of market timing activity or is otherwise detrimental to a Fund. If a Fund believes that a shareholder has engaged in short-term or excessive trading activity to the detriment of the Fund and its long-term shareholders, the Fund may, in its sole discretion, request the shareholder to stop such trading activities or refuse to process purchases or exchanges in the shareholder’s account. The Funds specifically reserve the right to reject any purchase or exchange order by any investor or group of investors indefinitely for any reason.

The Funds currently are unable to directly monitor the trading activity of beneficial owners of the Funds’ shares who hold those shares through third-party 401(k) and other group retirement plans and other omnibus arrangements maintained by other intermediaries. Omnibus accounts allow intermediaries to aggregate their customers’ investments in one account and to purchase, redeem and exchange Fund shares without the identity of a particular customer being known to a Fund. A number of these financial intermediaries may not have the capability or may not be willing to apply the Funds’ short term trading policies. Although it attempts to do so, the Funds cannot assure that these policies will be enforced with regard to Fund shares held through such omnibus arrangements.

The Board of Trustees has adopted procedures to fair value each Fund’s securities in certain circumstances when market prices are not readily available, including when trading in a security is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; when a security’s primary trading market is closed during regular market hours; or when a security’s value is materially affected by events occurring after the close of the security’s primary trading market. For related information, see “Valuation of Securities” section.

By fair valuing securities, the Funds seek to establish prices that investors might expect to realize upon the current sales of these securities. For non-U.S. securities, fair valuation is intended to deter market timers who may take advantage of time zone differences between the close of the foreign markets on which a Fund’s portfolio securities trade and the U.S. markets that determine the time as of which the Fund’s NAV is calculated.

The Funds make fair value determinations in good faith in accordance with the Funds’ valuation procedures. Because of the subjective and variable nature of fair value pricing, there can be no assurance that a Fund could obtain the fair value assigned to the security upon the sale of such security.

FOR MORE INFORMATION

For additional information about purchasing shares of the Accessor Funds, please contact your financial intermediary or Accessor Funds at (800) 759-3504.

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REDEEMING FUND SHARES

Normally, your financial intermediary will send your request to redeem Fund shares to the Transfer Agent. Shares held for you in your dealer’s name must be sold through the dealer. Consult your financial intermediary for more information. Investors may request to redeem Fund shares on any day that the NYSE is open for business. The request must be received in good order by the Transfer Agent or certain financial intermediaries prior to the close of the NYSE, normally 4:00 p.m. Eastern Time. Requests received “in good order” must include: account name, account number, dollar or share amount of transaction, fund(s) and allocation of

Redemption requests for shares that were purchased by check will be honored at the next NAV calculated after receipt of the redemption request. However, redemption proceeds will not be transmitted until the check used for the investment has cleared (up to 15 days after a deposit).

investment, and signature of authorized signer. The Transfer Agent may require that you provide additional information, such as corporate resolutions or powers of attorney, if applicable. If you are redeeming from an IRA account, you must include an Authorization for Distribution from IRA Form, which includes a statement of whether or not you are at least 59-1/2 years old and whether you wish to have federal income tax withheld from your proceeds. Contact your financial intermediary or the Transfer Agent for a copy of the appropriate form. The Transfer Agent may require certain other information before you can redeem from an employer-sponsored retirement plan. Contact your employer for details. Shares may be redeemed from Accessor Funds:

By Mail Redemption requests may be mailed to:

Accessor Funds
P.O. Box 1345
Denver, CO 80201

Redemption Proceeds Upon receipt in writing and in good order of a request for redemption of shares, the Transfer Agent will transmit redemption proceeds as established in the account application form (the “redemption instructions of record”), either electronically to the shareholder’s preauthorized bank account or by check to the shareholder’s address of record. No interest will accrue on uncashed checks. There is a $2,500 minimum on redemption proceeds transmitted electronically and the Transfer Agent will charge a $30.00 wire transfer fee. If your request is not in good order, you may have to provide additional information in order to redeem your shares. Shareholders may request that payment be made differently from their redemption instructions of record. Such requests must be in writing, signed by all shareholders of record and accompanied by a signature guarantee. Shareholders may also request that a redemption be made payable to someone other than the shareholder of record or be sent to an address other than the address of record. Such requests must be made in writing, be signed by all shareholders of record, and accompanied by a signature guarantee. Shares also may be redeemed through financial intermediaries from whom shares were purchased. Financial intermediaries may charge a fee for this service.

Large redemptions may disrupt the management and performance of the Funds. Each Fund reserves the right to delay delivery of your redemption proceeds up to seven days if the Fund determines that the redemption amount will disrupt its operation or performance. If you redeem more than $250,000 worth of a Fund’s shares within any 90-day period, the Fund reserves the right to pay part or all of the redemption proceeds above $250,000 in kind (i.e., in securities, rather than cash). If payment is made in kind, you may incur brokerage commissions if you elect to sell the securities, or market risk if you elect to hold them.

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REDEEMING FUND SHARES

In the event of an emergency as determined by the Securities and Exchange Commission, Accessor Funds may suspend the right of redemption or postpone payments to shareholders. If the Board of Trustees determines a redemption payment may harm the remaining shareholders of a Fund, the Fund may pay a redemption in whole or in part by a distribution in kind of securities from the Fund.

Systematic Withdrawal Plan Shareholders may request a monthly redemption of shares under the Systematic Withdrawal Plan. You may authorize regular electronic transfers of $100 or more from your Accessor Funds account based on instructions provided to the Transfer Agent. Your Accessor Funds account must have a minimum balance of $10,000 and automatically have all dividends and capital gains reinvested. The transfer will be made on the Business Day you specify (or the next Business Day if the day you specify is not a Business Day) to your designated account or a check will be mailed to your address of record. If you do not specify a day, the transfer will be made on the 20th day of each month or the next Business Day if the 20th is not a Busniess Day. Applications for this plan may be obtained from Accessor Funds and must be received by Accessor Funds at least ten calendar days before the first scheduled withdrawal date. Systematic Withdrawals may be discontinued at any time by a shareholder or Accessor Funds.

Low Account Balances Accessor Funds may redeem any account with a balance of less than $100 in a Fund. Shareholders will be notified in writing when they have a low balance and will have 60 days to purchase additional shares to increase the balance to the required minimum. Shares will not be redeemed if: (i) an account drops below the minimum due solely to market fluctuations; or (ii) the Fund has previously waived the minimum investment requirement for the specific shareholder.

SIGNATURE GUARANTEES

A signature guarantee is designed to protect the shareholders and the Funds against fraudulent transactions by unauthorized persons. When a signature guarantee is required, each signature must be guaranteed by a domestic bank or trust company, credit union, broker, dealer, national securities exchange, registered securities association, clearing agency, or savings associations as defined by federal law. The Transfer Agent may reject a signature guarantee if the guarantor is not a member of or participant in a signature guarantee program. A notary public stamp or seal is not a signature guarantee and will not be accepted by the Fund. Forward Management at its discretion reserves the right to require a signature guarantee on any transaction request.

The Fund requires a guaranteed signature for the following:

Transfer of ownership to another individual or organization.

Requests that redemption proceeds be sent to a different name or address than is registered on the account.

Requests that fedwire instructions be changed.

Requests for name changes.

Adding or removing a shareholder on an account.

Establishing or changing certain services after the account is open.

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DIVIDENDS AND DISTRIBUTIONS

Dividends Each Fund intends to distribute substantially all of its net income from dividends, interest and other income (less expenses) from investments to shareholders as dividends. The Limited Duration U.S. Government Fund normally pays dividend distributions monthly. The Total Return Fund normally pays dividend distributions quarterly.

Other Distributions Each Fund intends to distribute substantially all of its net realized long-and short-term capital gains and net realized gains from foreign currency transactions (if any) to shareholders as capital gain distributions. Each Fund normally pays capital gain distributions, if any, annually in December, although a Fund may occasionally be required to make supplemental distributions during the year.

Automatic Reinvestment of Dividends and Other Distributions  All dividends and other distributions on shares of a Fund will be automatically reinvested in additional shares of that Fund unless a shareholder elects to receive them in cash. Shareholders may alternatively choose to invest dividends or other distributions in shares of any other Fund. You may elect or change your dividend options either on your account application or by calling Accessor Funds at (800) 759-3504.

VALUATION OF SECURITIES

The Funds generally value their securities using prices obtained from a pricing service. Equity securities (both domestic and international) and fixed-income securities listed and traded principally on an exchange are typically valued on the basis of last sale price on such exchange on the day of valuation or, if no sale occurred on such day, at the closing bid price on the primary exchange on which the security is traded. Because foreign securities markets are open on different days from U.S. markets, there may be instances when the NAV of a Fund that invests in foreign securities changes on days when shareholders are not able to buy or sell shares. This primarily applies to the International Equity Fund and Frontier Markets Fund. Although not expected, each other Fund (except the U.S. Government Money Fund or the Allocation Funds) may purchase securities on foreign markets and thus may be subject to these NAV changes.

Fixed-income securities and other assets for which market quotations are readily available (other than obligations with remaining maturities of 60 days or less) are generally valued on the basis of most recent sales price quotations obtained from dealers or pricing services. Investments in the U.S. Government Money Fund are valued at amortized cost. Short-term debt securities of other Funds maturing in less than 60 days may be valued using amortized cost, which approximates market value.

Over-the-counter equity securities, options and futures contracts are generally valued on the basis of the closing bid price or, if believed to more accurately reflect the fair market value, the mean between the bid and asked prices. Over-the-counter equity securities traded on the NASDAQ National Market and NASDAQ Small Cap Markets are based on the NASDAQ Official Price or, if believed to more accurately reflect the fair market value, the mean between the bid and the asked prices. All other over-the-counter equity securities, options and futures contracts are generally valued on the basis of the closing bid price or, if believed to more accurately reflect the fair market value, the mean between the bid and the asked prices.

An investment for which market quotations are not readily available is valued at its fair value as determined in good faith in accordance with procedures adopted by the Board of Trustees. The fair value of a security may be determined in circumstances, including, but not limited to, when (i) the exchange or market on which a security is traded does not open for trading for an entire trading day and no other market prices are available, (ii) a particular security does not trade regularly or has had its trading halted, (iii) a security does not have a price source due to its lack of liquidity, (iv) the Manager or Money Manager believes a market quotation from a broker-dealer is unreliable (e.g., where it varies significantly from a recent trade), (v) the security is thinly traded or (vi) there has been a significant subsequent event. A significant event is one where it is believed with a reasonably high degree of certainty to have caused the price of the security to no longer reflect its current value as of the time of the Fund’s net asset value calculation.

Fair value represents a good faith approximation of the value of a security. A security’s valuation may differ depending on the method used for determining value. Valuing securities at fair value involves greater reliance on judgment than valuation of securities based on readily available market quotations. The fair value of one or more securities may not, in retrospect, be the prices at which those assets could have been sold during the period in which the particular fair values were used in determining a fund’s NAV. As a result, a fund’s sale or redemption of its shares at NAV, at a time when a holding or holdings are valued at fair value, may have the effect of diluting or increasing the economic interest of existing shareholders.

The Funds anticipate using fair value pricing for securities primarily traded on U.S. exchanges only under very limited circumstances. The Funds (specifically the International Equity Fund, and the Growth & Income Allocation, Growth Allocation and Aggressive Growth Allocation Funds, to the extent they invest in the International Equity Fund) may, however, use fair value pricing more frequently for securities primarily traded in non-U.S. markets because, among other things, most foreign markets close well before a Fund values its securities at 4:00 p.m., Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim. To account for this, each Fund may frequently value many foreign equity securities using the fair value procedures adopted by the Funds’ Board of Trustees.

On days when a change has occurred in the closing level of the Standard and Poor’s 500 Index by an amount approved by the Board from the previous trading day’s closing level and other criteria have been met, the Board has authorized the use of an independent fair valuation service to provide the fair value for foreign equity securities in certain circumstances. The Manager and Money Managers review the fair values provided, review periodically the methodology and procedures used in providing values to the Funds and evaluate the accuracy of the prices provided.

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TAXATION

A Fund will not be subject to federal income tax to the extent it distributes investment company taxable income and gain to shareholders in a timely manner. Dividends and other distributions that shareholders receive from a Fund, whether received in cash or reinvested in additional shares of the Fund, are subject to federal income tax and may also be subject to state and local tax. For taxable years beginning on or before December 31, 2011, certain distributions of ordinary dividends to a non-corporate shareholder of a Fund may qualify as “qualified dividend income”, provided that they are so designated by the Fund and that the recipient shareholder satisfies certain holding period requirements and refrains from making certain elections. Those distributions will be taxed at reduced rates to the extent derived from “qualified dividend income” of the applicable Fund. “Qualified dividend income” generally is income derived from dividends from U.S. corporations or certain foreign corporations. Distributions of a Fund’s net capital gain are taxable to you as long-term capital gain, when designated by the Fund as such, regardless of the length of time you have held your shares. Long-term capital gain rates applicable to most individuals have been temporarily reduced to 15% (with lower rates applying to taxpayers in the 10% and 15% rate brackets) for taxable years beginning on or before December 31, 2010. Other distributions are generally taxable as ordinary income. Some dividends paid in January may be taxable as if they had been paid the previous December.

You should be aware that if Fund shares are purchased shortly before the record date for any dividend or capital gain distribution, you will pay the full price for the shares and will receive some portion of the price back as a taxable distribution.

A redemption of a Fund’s shares or an exchange of a Fund’s shares for shares of another Fund will be treated as a sale of the Fund’s shares, and any gain on the transaction will be subject to federal income tax.

After the conclusion of each calendar year, shareholders will receive information regarding the taxability of dividends and other distributions paid by the Funds during the preceding year. If you are neither a citizen nor a resident of the United States, each Fund will withhold U.S. federal income tax at the rate of 30% on taxable dividends and other payments that are subject to such withholding. You may be able to arrange for a lower withholding rate under an applicable tax treaty if you supply the appropriate documentation required by the applicable Fund. For Fund taxable years beginning before December 31, 2007, the 30% withholding tax will not apply to dividends that a Fund designates as (a) interest related dividends, to the extent such dividends are derived from a Fund’s “qualified net interest income,” or (b) short-term capital gain dividends, to the extent such dividends are derived from a Fund’s “qualified short-term gain.” “Qualified net interest income” is a Fund’s net income derived from interest and from original issue discount, subject to certain exceptions and limitations. “Qualified short-term gain” generally means the excess of the net short-term capital gain of a Fund for the taxable year over its net long-term capital loss, if any. Each Fund is also required in certain circumstances to apply backup withholding at a current rate of 28% on taxable dividends, redemption proceeds and certain other payments that are paid to any shareholder (including a shareholder who is neither a citizen nor a resident of the United States) who does not furnish to the Fund certain information and certifications or who is otherwise subject to backup withholding. Backup withholding will not, however, be applied to payments that have been subject to the 30% withholding tax on shareholders who are neither citizens nor residents of the United States.

The foregoing is only a brief summary of certain federal income tax consequences of investing in the Funds. Please see the SAI for a further discussion. Shareholders should consult a tax advisor for further information regarding the federal, state, and local tax consequences of an investment in shares of a Fund.

HOUSEHOLDING

To avoid sending duplicate copies of materials to households, Accessor Funds may mail only one copy of each prospectus and annual and semi-annual report to shareholders having the same last name and address on the Funds’ records. The consolidation of these mailings, called householding, benefits Accessor Funds through reduced mailing expense. If you want to receive multiple copies of these materials, you may call the Transfer Agent at (800) 759-3504. You may also notify the Transfer Agent in writing. Individual copies of prospectuses and reports will be sent to you commencing within 30 days after the Transfer Agent receives your request to stop householding.

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FINANCIAL HIGHLIGHTS

LIMITED DURATION U.S. GOVERNMENT FUND

The financial highlights table is intended to help you understand the Fund’s financial performance for the past 4 years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming re-investment of all dividends and distributions). This information has been audited by Deloitte & Touche LLP, whose report, along with the Fund’s financial statements, is included in the annual report, which is available upon request.

FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD	FOR FISCAL YEAR ENDED 12/31
	2008	2007	2006	2005	2004[3]

NET ASSET VALUE, BEGINNING OF PERIOD	$12.12	$11.92	$11.87	$11.96	$12.00

Net investment income (loss)[1]	0.42	0.53	0.43	0.31	0.09
Net realized and unrealized gain (loss) on investments[1]	0.08	0.19	0.08	(0.07)	(0.04)
Total from investment operations	0.50	0.72	0.51	0.24	0.05

Distributions from net investment income	(0.42)	(0.52)	(0.46)	(0.33)	(0.09)
Distributions from capital gains	(0.04)	—	—	—	—
Total distributions	(0.46)	(0.52)	(0.46)	(0.33)	(0.09)

NET ASSET VALUE, END OF PERIOD	$12.16	$12.12	$11.92	$11.87	$11.96

TOTAL RETURN[2]	4.22%	6.22%	4.36%	2.00%	0.44%
NET ASSETS, END OF PERIOD (IN THOUSANDS)	$55,110	$63,172	$54,721	$58,140	$58,963
Ratio of expenses to average net assets[4]	0.65%	0.53%	0.65%	0.58%	0.57%*
Ratio of net investment income to average net assets	3.46%	4.40%	3.60%	2.61%	1.66%*
Portfolio turnover rate	54.13%	103.74%	40.85%	65.48%	29.46%

[1] Per share amounts are based upon average shares outstanding.

[2] Total return is calculated assuming a purchase of shares at net asset value per share on the first day and a sale at net asset value per share on the last day of each period reported. Distributions are assumed, for purposes of this calculation, to be reinvested at the net asset value per share on the respective payment dates of each Fund.

[3] Fund commenced operations on July 6, 2004.
[4] The effect of any custody credits on this ratio is less than 0.01%.
* Annualized

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FINANCIAL HIGHLIGHTS

TOTAL RETURN FUND

The financial highlights table is intended to help you understand the Fund’s financial performance for the past year. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming re-investment of all dividends and distributions). This information has been audited by Deloitte & Touche LLP, whose report, along with the Fund’s financial statements, is included in the annual report, which is available upon request.

FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD	FOR FISCAL YEAR ENDED 12/31
	2008	2007[3]

NET ASSET VALUE, BEGINNING OF PERIOD	$9.85	$10.00

Net investment income (loss)[1]	0.14	0.07
Net realized and unrealized gain (loss) on investments[1]	(4.46)	(0.16)
Total from investment operations	(4.32)	(0.09)

Distributions from net investment income	(0.14)	(0.06)
Total distributions	(0.14)	(0.06)

NET ASSET VALUE, END OF PERIOD	$5.39	$9.85
TOTAL RETURN[2]	(44.13)%	(0.96)%
NET ASSETS, END OF PERIOD (IN THOUSANDS)	$31,182	$57,067
Ratio of expenses to average net assets	0.89%	0.87%*
Ratio of net investment income to average net assets	1.76%	2.37%*
Portfolio turnover rate	1,219.95%[4]	512.93%

[1]Per share amounts are based upon average shares outstanding.

[2]Total return is calculated assuming a purchase of shares at net asset value per share on the first day and a sale at net asset value per share on the last day of each period reported. Distributions are assumed, for purposes of this calculation, to be reinvested at the net asset value per share on the respective payment dates of each Fund.

[3]Commenced operations on September 10, 2007.

[4]The Fund from time to time utilizes short term trading strategies, it will dispose of securities without regard to the time they have been held if such action seems advisable. The portfolio turnover rate of the Fund may significantly exceed 100%.

*Annualized

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ACCESSOR FUNDS PRIVACY POLICY

Accessor Funds appreciates the privacy concerns and expectations of our customers. We are committed to maintaining a high level of privacy and confidentiality when it comes to your personal information and we use that information only where permitted by law. We recognize that, as our customer, you not only entrust us with your money but with your personal information. Your trust is important to us and you can be sure we will continue our tradition of protecting your personal information. We provide this privacy notice to you so that you may understand our policy with regard to the collection and disclosure of nonpublic personal information (“Information”) pertaining to you.

We collect the following categories of information about you:

Information we receive from you on applications or other forms; and

Information about your transactions with us, our affiliates, or others.

We do not disclose any Information about you or any current or former customer to anyone, except as permitted by law. We may disclose Information about you and any former customer to our affiliates and to nonaffiliated third parties, as permitted by law. We do not disclose personal information that we collect about you to non-affiliated companies except to enable them to provide marketing services on our behalf, to perform joint marketing agreements with other financial institutions, or in other limited circumstances permitted by law. For example, some instances where we may disclose Information about you to third parties include: for servicing and processing transactions, to protect against fraud, for institutional risk control, to respond to judicial process or to perform services on our behalf. When we share personal information about you with these companies, we require them to limit their use of the personal information to the particular purpose for which it was shared and we do not allow them to share your personal information with others except to fulfill that limited purpose. In addition, these companies are required to adhere to our privacy standards with respect to any personal information that we provide them.

Protecting the security and confidentiality of your information

We restrict access to Information about you to those employees who need to know that Information to provide products or services to you. We maintain physical, electronic, and procedural safeguards to ensure the confidentiality of your Information. Our privacy policies apply only to those individual investors who have a direct customer relationship with us. If you are an individual shareholder of record of any of the Funds, we consider you to be a customer of the Forward Funds. Shareholders purchasing or owning shares of any of the Funds through their bank, broker, or other financial institution should consult that financial institution’s privacy policies. If you own shares or receive investment services through a relationship with a third-party broker, bank, investment adviser or other financial service provider, that third-party’s privacy policies will apply to you and ours will not.

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Shareholder Reports. Accessor Funds publishes Annual and Semi-Annual Reports, which contain information about each Fund’s recent performance and investments, including:

Management’s discussion about recent market conditions, economic trends and Fund strategies that significantly affected their performance over the recent period;

Fund performance data and financial statements; and

Fund holdings.

Portfolio Holdings. The Funds will file with the SEC a list of its portfolio holdings as of the end of the first and third fiscal quarters on Form NQ. Each Form NQ can be viewed on the SEC’s website (www.sec.gov). The most recent fiscal quarter end holdings may also be viewed on the Accessor Funds’ website (www.accessor.com).

Statement of Additional Information (“SAI”). The SAI contains more detailed information about Accessor Funds and each Fund. The SAI is incorporated by reference into this Prospectus, making it legally part of this Prospectus.

For shareholder inquiries or for free copies of Accessor Funds’ Annual Report, Semi-Annual Report, SAI, and other information, contact your financial intermediary or:

Forward Management, LLC
1420 Fifth Avenue, Suite 3600
Seattle, Washington 98101
(800) 759-3504
(206) 224-7420
Accessor Funds’ website: www.accessor.com

Securities and Exchange Commission
Washington, DC 20549-0102
Public Reference Section (202) 551-8090 (for inquiries regarding hours of operation only)
email: publicinfo@sec.gov
website: www.sec.gov

You may obtain copies of documents from the SEC, upon payment of duplicating fees, or view documents at the SEC’s Public Reference Room in Washington, D.C. The SAI and other information about Accessor Funds is available on the EDGAR database on the SEC’s website at www.sec.gov.

Accessor® is a registered trademark of Forward Management, LLC.

SEC file number: 811-06722.

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